Exception Grades

Run Date - 6/25/2019 10:42:15 AM

AMC Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
203359126	XXX	XXX	05/08/2018	Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.

Reviewer Comment (2018-06-18): Hazard Policy provided that includes Lender its successors and assigns. Exception cleared.

Buyer Comment (2018-06-13): Provided upload with hazard insurance binder that includes "its successors and assigns".

Reviewer Comment (2018-05-24): Page 29 of guidelines require that the hazard insurance policy "contain a standard mortgagee clause insuring the Seller, its successors and assigns, as Mortgagee." The Hazard Policy only contains the lender name and does not include "its successors and assigns". Exception remains.

Buyer Comment (2018-05-23): Disagree.  See first page of hazard insurance in file reflects loss payee as XXXXXXX.

													06/18/2018			1	A	3/XX/2018	OR	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
204516095	XXX	XXX	09/20/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower				Reviewer Comment (2019-02-04): Lender provided Pricing Summary Sheet. Par Rate was provided and re-testing completed.	02/04/2019			1	A	7/XX/2018	PA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204516095	XXX	XXX	09/20/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.				Reviewer Comment (2019-02-04): Lender provided Pricing Summary Sheet. Par Rate was provided and re-testing completed.	02/04/2019			1	A	7/XX/2018	PA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204516095	XXX	XXX	09/20/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.				Reviewer Comment (2019-02-04): Lender provided Pricing Summary Sheet. Par Rate was provided and re-testing completed.	02/04/2019			1	A	7/XX/2018	PA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204516095	XXX	XXX	09/20/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.58738% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $9,742.15 on a Federal Total Loan Amount of $174,360.03 vs. an allowable total of $8,718.00 (an overage of $1,024.15 or .58738%). Non-Compliant High Cost Loan.

Reviewer Comment (2019-02-04): Lender provided Pricing Summary Sheet. Par Rate was provided and re-testing completed.

Buyer Comment (2019-02-01): APOR for loan is shown as 4.620 and lender's undiscounted/PAR rate is 5.125%. Lender applied two bona fide discount points to the calculations, which allows the loan to pass any High Cost threshold testing. Uploaded underwriter worksheet and pricing sheet for review

Reviewer Comment (2018-10-01): Lender's Title Insurance ($1,310.65) and PA Policy Fee ($100), among other title fees, are being paid to a affiliate of the lender.  Under 1026.32(b)(1)(iii), all items in 4(c )(7) may be excluded unless the fee is paid to lender or its affiliate.  As a result of being paid to lender affiliate, the fees are included in the HOEPA points and fees calculation.

Buyer Comment (2018-09-28): MD 9/28, The difference in EM's calculation and AMC's is $1410.65, which appears to be the total of the Lender's Title Insurance ($1310.65) and the Title - PA policy Fee ($100). According the §1026.35(b)(1)(i), the high cost test includes everything in the finance charge, however both fees listed are excluded from the finance charge calculation, per §1026.4(c)(7). Please re-review and provide reason to include the two fees mentioned above

													02/04/2019			1	A	7/XX/2018	PA	Primary	Refinance - Rate/Term

For applications taken on or after January 10, 2014, HOEPA loans may be cured so that they are no longer considered high cost.
A creditor or assignee must offer the consumer the remediation choice and they may not make the decision for the consumer.  The notice must be provided within 60 days of consummation and provide two (2) options:
1) Refund the amount of fees which exceed the HOEPA points and fees threshold which will make the loan a non-high cost loan; or
2) Lender can make the loan a compliant high cost loan by curing each of the HOEPA exceptions on the loan.
Option 1.) If borrower chooses to keep the loan high-cost over the refund, we would require proof that any failed prohibited practice exceptions were cured thereby making the loan a compliant high-cost loan.

Option 2.) Required cure documentation:
1. LOE to borrower providing choice of refund or keeping loan high-cost and making it compliant
2. Borrower signed letter indicating choice confirming the cure method chosen was their decision
3. If borrower requests refund, copy of refund check
4. Proof of delivery to borrower (e.g., FedEx label) (assuming borrower chooses refund)

																							C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204516095	XXX	XXX	09/20/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.				Reviewer Comment (2019-02-04): Lender provided Pricing Summary Sheet. Par Rate was provided and re-testing completed.	02/04/2019			1	A	7/XX/2018	PA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204516095	XXX	XXX	09/20/2018	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Affiliated business arrangement dated 4/XX/18 not provided to borrower within 3 days of application date of 4/4/18.							2	B	7/XX/2018	PA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204516095	XXX	XXX	09/20/2018	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 04/03/2018 // Account Type: Checking / Account Number: XXX Asset Account Date: 04/03/2018	Bank statement more than 90 days old and guidelines require all asset documentation to be within 90 days of closing.			Reviewer Comment (2018-09-28): Asset not needed for reserves, client is not requiring all assets provided to be fully verified. Buyer Comment (2018-09-27): Disagree. XXXXXXXXXXXXXX is not being used for reserves. 401K account dated 06/30/2018 at 55% for usable amount of $11,311.37 is being used and $8,886.66 is required. Borrower has sufficient reserves.	09/28/2018			1	A	7/XX/2018	PA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204906453	XXX	XXX	10/24/2018	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Agreement was not signed by the Borrower.							2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Non QM	Non QM	No
204906453	XXX	XXX	10/24/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Discount Point Percentage	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 08/16/2018 disclosed Discount Point percentage that does not match disclosed calculated percentage of loan amount. (Final/08/16/2018)	The Final Closing Disclosure Dated 8/16/2018 reflects Discount points in Section A as 1.75% of Loan Amount $5,620.00, This is incorrect, the correct calculation amount is Loan Amount of $230,000.00 x 1.75%=$4,025.00							2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204906453	XXX	XXX	10/24/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/16/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/16/2018)	HOA condo questionnaire increased from $150 to $345($195 increase) on 7/16 LE, this appears to be the only unresolved tolerance exception.							2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204906453	XXX	XXX	10/24/2018	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-128.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-595.00. (9300)	Revised CD , refund, delivery and LOE were provided, however all tolerance exceptions were not cleared. Borrower credit decreased $469 which appears to have been refunded on PC CD. It appears there is an issue with HOA condo questionnaire fee that remains unresolved.							3	C	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204906453	XXX	XXX	10/24/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $467.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Revised CD , refund, delivery and LOE were provided, however all tolerance exceptions were not cleared. There was a $17 tolerance cure on closing CD. It appears there is an issue with HOA condo questionnaire fee that remains unresolved.							3	C	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204906453	XXX	XXX	10/24/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $345.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower. (75215)	HOA condo questionnaire increased from $150 to $345($195 increase) on 7/16 LE. There was no coc provided for the increase, and no evidence of refund in cure amounts provided at or post close.			Reviewer Comment (2019-01-09): HOA certification fee increase is not justified in the 7/16/2018 changed circumstance. There is no specific reason for this increase in available documents. Please provide specific justification for the increase of the fee, or provide a LOE, PCCD, a copy of refund check in the amount of $195, and proof of delivery. Buyer Comment (2019-01-08): MD 1/8/19, lender provided 7/16/18 CoC reflecting the increase in the HOA Cert. EdgeMAC/Galton would deem the CoC as sufficient in disclosing a valid CoC. Uploaded for review.				3	C	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204906453	XXX	XXX	10/24/2018	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	The Rate Lock is missing from the loan file. There is a Rate Float Disclosure and a Change of Circumstance. However, the Rate Lock Confirmation was not located.							2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Non QM	Non QM	No
204906497	XXX	XXX	10/25/2018	Credit	Loan Package Documentation	Application / Processing	Missing Document: Fraud Report not provided		Fraud Report Missing from file.			Reviewer Comment (2018-11-30): Fraud Report provided Buyer Comment (2018-11-30): Disagree. Fraud report is in file.	11/30/2018			1	A	9/XX/2018	NV	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	Non QM	No
204906497	XXX	XXX	10/25/2018	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	The Rate Lock Confirmation was not located within the loan file.							2	B	9/XX/2018	NV	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	Non QM	No
204906497	XXX	XXX	10/25/2018	Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $726,106.56 disclosed on the Final Closing Disclosure dated 08/28/2018 is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $726,166.56 provided on 09/24/2018, a difference of $60.00000. (Post-Close/09/24/2018)	Section B fees increased on PCCD causing the TOP disclosed on the final CD dated 8/28/2018 to be under disclosed. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, Reopened Rescission (if applicable), updated CD and proof of delivery. Note, there is a $40 credit also disclosed on the PCCD, however, this does not cover the full amount to cure the TOP violation. Additional refund check of $20 is required.

Reviewer Comment (2019-01-04): AMC received PCCD dated 9/24/18 with a total cure of $82, which is sufficient for the TOP violation.  Need Letter of Explanation, copy of refund check for under-disclosed amount, Right to Cancel must be reopened and expired and proof of delivery to cure.

Buyer Comment (2019-01-03): MD 1/3/19; Title- Doc Prep Fee was originally disclosed on the 9/6/18 PCCD. EM launched a TRID tolerance violation and lender cured on 9/18 PCCD, as noted by AMC.  Still pending AMC's breakdown of $726,166.56 TOP calculation. Based on EM's review, the TOP calculation decreased from consummation and latest PCCD in file. Lender already provided accurate cure for additional $60 Doc Prep Fee. If AMC wants to argue that the refund was insufficient, then this should be a TRID - zero percent tolerance failure, not an underdisclosure of the TOP as the TOP dropped from Consummation to post-closing.

Reviewer Comment (2018-12-20): The Post Close CD dated 09/24/2018 has an addition of a $60 Document Prep Fee that was not originally disclosed on the Final CD. As a result of this $60 fee being added the Total of Payments increased by $60.  If AMC receives evidence or an attestation that the change in fees reflected on the PC-CD result from events that occurred after closing, we will consider clearing any associated TOP exceptions under the notion that the figures were correct at the time of consummation and any changes noted on the PC-CD were the result of an after-closing event. Otherwise, the cure for an under disclosed TOP includes a Letter of Explanation, Proof of Delivery, Refund check for under disclosed equivalent amount, Corrected CD, and, if transaction is rescindable, to re-open rescission.

Buyer Comment (2018-12-14): MD 12/13, Disagree with AMC's TOP calculation. $726,046.35 TOP calculation breaks down as $300,000 Principal, $418,638.35 Interest (including $841.47 of prepaid) and $7,408 in loan costs (D). Providing CE worksheet that supports final TOP figure. If AMC disagrees, please provide breakdown of $726,166.56 TOP calc.

Reviewer Comment (2018-11-06): AMC received PCCD dated 9/24/18 which disclosed TOP of $726,045.35.  The calculated TOP from the PCCD dated 9/24/18 should be $726,166.56.  A difference of $121.21.  A Corrected CD, Copy of Refund Check, Letter of Explanation and Proof of Delivery is required to cure.

Buyer Comment (2018-11-02): SMS 11/2/2018- Disagree, TOP on PCCD dated 09/24/2018  is $726,046.35 which is less than the TOP disclosed on final CD. Uploaded PCCD dated 09/24/2018 for review.

																3	C	9/XX/2018	NV	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
204906497	XXX	XXX	10/25/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7562)	The Lender Did credit the Borrower at Closing the Amount of $42.00 which covers the $25.00 Title-Closing Protection fee					10/25/2018		1	A	9/XX/2018	NV	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
204906497	XXX	XXX	10/25/2018	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Arrangement Disclosure was not signed by Borrower's within Three days of application.							2	B	9/XX/2018	NV	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	Non QM	No
204906499	XXX	XXX	10/26/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Missing evidence of undiscounted rate to make sure discount fee in properly tested as bona fide.			Reviewer Comment (2019-05-02): Received additional screen shot of pricing sheet from seller. Base Rate 5.25% at .375% cost. Reviewer Comment (2018-11-12): Worksheet does not contain undiscounted interest rate in order to test discount points as bona fide. Only contains the amount of discount points charged. Buyer Comment (2018-11-02): SMS 11/2/2018- Disagree, file contains underwriting worksheet reflecting bona fide discount points. Uploaded worksheet for AMC review.	05/02/2019			1	A	9/XX/2018	FL	Primary	Refinance - Rate/Term		C	B	A	B	C	A	A	A	Non QM	Non QM	No
204906499	XXX	XXX	10/26/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Missing evidence of undiscounted rate to make sure discount fee in properly tested as bona fide.			Reviewer Comment (2019-05-02): Received additional screen shot of pricing sheet from seller. Base Rate 5.25% at .375% cost. Reviewer Comment (2018-11-12): Worksheet does not contain undiscounted interest rate in order to test discount points as bona fide. Only contains the amount of discount points charged. Buyer Comment (2018-11-02): SMS 11/2/2018- Disagree, file contains underwriting worksheet reflecting bona fide discount points. Uploaded worksheet for AMC review.	05/02/2019			1	A	9/XX/2018	FL	Primary	Refinance - Rate/Term		C	B	A	B	C	A	A	A	Non QM	Non QM	No
204906499	XXX	XXX	10/26/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 6.21114% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $33,342.42 on a Federal Total Loan Amount of $536,816.21 vs. an allowable total of $26,840.81 (an overage of $6,501.61 or 1.21114%). Non-Compliant High Cost Loan.	Missing evidence of undiscounted rate to make sure discount fee in properly tested as bona fide.

Reviewer Comment (2019-05-02): Received additional screen shot of pricing sheet from seller. Base Rate 5.25% at .375% cost.

Buyer Comment (2019-05-01): Received additional screen shot of pricing sheet from seller

Reviewer Comment (2018-12-17): Acknowledge 5.25% is undiscounted rate.  Missing cost/price of undiscounted rate in order to properly test discount fees as bona fide.

Buyer Comment (2018-12-14): MD 12/13, U/W discount rate sheet in file discloses the undiscounted rate as 5.25% int he lower right corner. Loan is not QM, and APOR is 4.590%, so lender is allowed to count up to two points as bonafide.  Please re-review

Reviewer Comment (2018-11-12): Worksheet does not contain undiscounted interest rate in order to test discount points as bona fide.  Only contains the amount of discount points charged.

Buyer Comment (2018-11-02): SMS 11/2/2018- Disagree, file contains underwriting worksheet reflecting bona fide discount points. Uploaded worksheet for AMC review.

													05/02/2019			1	A	9/XX/2018	FL	Primary	Refinance - Rate/Term

For applications taken on or after January 10, 2014, HOEPA loans may be cured so that they are no longer considered high cost.
A creditor or assignee must offer the consumer the remediation choice and they may not make the decision for the consumer.  The notice must be provided within 60 days of consummation and provide two (2) options:
1) Refund the amount of fees which exceed the HOEPA points and fees threshold which will make the loan a non-high cost loan; or
2) Lender can make the loan a compliant high cost loan by curing each of the HOEPA exceptions on the loan.
Option 1.) If borrower chooses to keep the loan high-cost over the refund, we would require proof that any failed prohibited practice exceptions were cured thereby making the loan a compliant high-cost loan.

Option 2.) Required cure documentation:
1. LOE to borrower providing choice of refund or keeping loan high-cost and making it compliant
2. Borrower signed letter indicating choice confirming the cure method chosen was their decision
3. If borrower requests refund, copy of refund check
4. Proof of delivery to borrower (e.g., FedEx label) (assuming borrower chooses refund)

																							C	B	A	B	C	A	A	A	Non QM	Non QM	Yes
204906499	XXX	XXX	10/26/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Missing evidence of undiscounted rate to make sure discount fee in properly tested as bona fide.			Reviewer Comment (2019-05-02): Received additional screen shot of pricing sheet from seller. Base Rate 5.25% at .375% cost. Reviewer Comment (2018-11-12): Worksheet does not contain undiscounted interest rate in order to test discount points as bona fide. Only contains the amount of discount points charged. Buyer Comment (2018-11-02): SMS 11/2/2018- Disagree, file contains underwriting worksheet reflecting bona fide discount points. Uploaded worksheet for AMC review.	05/02/2019			1	A	9/XX/2018	FL	Primary	Refinance - Rate/Term		C	B	A	B	C	A	A	A	Non QM	Non QM	No
204906499	XXX	XXX	10/29/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Amount Borrowed Inaccurate > $100)	High-Cost Mortgage (Dodd-Frank 2014) Non-Compliant: HOEPA Disclosure reflects 'Amount Borrowed' outside of $100.00 tolerance.	Missing evidence of undiscounted rate to make sure discount fee in properly tested as bona fide.			Reviewer Comment (2019-05-02): Received additional screen shot of pricing sheet from seller. Base Rate 5.25% at .375% cost. Reviewer Comment (2018-11-12): Worksheet does not contain undiscounted interest rate in order to test discount points as bona fide. Only contains the amount of discount points charged. Buyer Comment (2018-11-02): SMS 11/2/2018- Disagree, file contains underwriting worksheet reflecting bona fide discount points. Uploaded worksheet for AMC review.	05/02/2019			1	A	9/XX/2018	FL	Primary	Refinance - Rate/Term		C	B	A	B	C	A	A	A	Non QM	Non QM	No
204906499	XXX	XXX	10/29/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Signed)	Truth in Lending Act (HOEPA): HOEPA Disclosure was not properly executed.	Missing evidence of undiscounted rate to make sure discount fee in properly tested as bona fide.			Reviewer Comment (2019-05-02): Received additional screen shot of pricing sheet from seller. Base Rate 5.25% at .375% cost. Reviewer Comment (2018-11-12): Worksheet does not contain undiscounted interest rate in order to test discount points as bona fide. Only contains the amount of discount points charged. Buyer Comment (2018-11-02): SMS 11/2/2018- Disagree, file contains underwriting worksheet reflecting bona fide discount points. Uploaded worksheet for AMC review.	05/02/2019			1	A	9/XX/2018	FL	Primary	Refinance - Rate/Term		C	B	A	B	C	A	A	A	Non QM	Non QM	No
204906499	XXX	XXX	12/18/2018	Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX	Credit Report was dated over 90 days as of the Note date. Credit Report was 95 days old.	69.25% LTV < 90.00% guideline maximum. 796 representative FICO score > 720 guideline minimum. 20 months reserves > 6 months guideline minimum - borrowers have verified liquid reserves of $83,918.80.	Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-01-08): Lender provided Exception based on compensating factors. Buyer Comment (2019-01-07): Exception uploaded			01/08/2019	2	B	9/XX/2018	FL	Primary	Refinance - Rate/Term		C	B	A	B	C	A	A	A	Non QM	Non QM	No
204906499	XXX	XXX	01/08/2019	Credit	Credit	Miscellaneous	Credit Exception:		W2 income less than 2 years receipt. Borrower has been retired and returned to work less than 2 years ago.	69.25% LTV < 90.00% guideline maximum. 796 representative FICO score > 720 guideline minimum. 20 months reserves > 6 months guideline minimum - borrowers have verified liquid reserves of $83,918.80.	Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-01-08): Lender provided Exception based on compensating factors.			01/08/2019	2	B	9/XX/2018	FL	Primary	Refinance - Rate/Term		C	B	A	B	C	A	A	A	Non QM	Non QM	No
205007522	XXX	XXX	10/31/2018	Credit	Loan Package Documentation	Application / Processing	HOA Error: HOA dues not provided.		HOA Dues on current primary residence was not documented. Used $751.38 per month disclosed on application to qualify.			Reviewer Comment (2018-10-31): Received documentation.	10/15/2018			1	A	9/XX/2018	CO	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
205063598	XXX	XXX	11/09/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 09/27/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/09/27/2018)	The CD in the file dated 9/27/2018 reflects 12 months HOI in an amount of $1291.33 total collected. However, the actual amount for 12 months HOI should be $2852.04. The document in the file marked as: Conditions_Hazard Insurance Policy.pdf, reflects the amount of $1291.33 is the remaining HOI amount due. The borrowers are on a payment plan. The months to collect on the CD is incorrect.							2	B	10/XX/2018	FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205063598	XXX	XXX	11/12/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $442.00 exceeds tolerance of $425.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Final disclosure reflects a total expense for the appraisal of $442.00, initially disclosed as $425.00, sufficient cure provided at closing.			Reviewer Comment (2018-11-14): Cured at closing.		11/14/2018		1	A	10/XX/2018	FL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205063598	XXX	XXX	11/14/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7543)	Cured at closing.					11/14/2018		1	A	10/XX/2018	FL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205063598	XXX	XXX	11/14/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $587.50 exceeds tolerance of $480.00. Sufficient or excess cure was provided to the borrower at Closing. (7567)	Cured at closing.					11/14/2018		1	A	10/XX/2018	FL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205063598	XXX	XXX	11/16/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)				Reviewer Comment (2019-05-02): Received Loan Discount Point Worksheet. Base Rate 5.125% at .250% cost.	05/02/2019			1	A	10/XX/2018	FL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205063598	XXX	XXX	11/16/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower				Reviewer Comment (2019-05-02): Received Loan Discount Point Worksheet. Base Rate 5.125% at .250% cost.	05/02/2019			1	A	10/XX/2018	FL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205063598	XXX	XXX	11/16/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.				Reviewer Comment (2019-05-02): Received Loan Discount Point Worksheet. Base Rate 5.125% at .250% cost.	05/02/2019			1	A	10/XX/2018	FL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205063598	XXX	XXX	11/16/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.				Reviewer Comment (2019-05-02): Received Loan Discount Point Worksheet. Base Rate 5.125% at .250% cost.	05/02/2019			1	A	10/XX/2018	FL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205063598	XXX	XXX	11/16/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 6.44881% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $9,146.25 on a Federal Total Loan Amount of $141,828.55 vs. an allowable total of $7,091.42 (an overage of $2,054.83 or 1.44881%). Non-Compliant High Cost Loan.	Unable to use Bona Fide Discount Points screen shot to test discount point as bona fide, as it does not also provide an undiscounted interest rate price. In order to accept and enter an undiscounted/par rate in the rate lock section of Integrated Disclosure screen, we also need the price paid to get to the undiscounted rate (whether positive or negative) to accurately run the discount points exclusion test.

Reviewer Comment (2019-05-02): Received Loan Discount Point Worksheet. Base Rate 5.125% at .250% cost.

Buyer Comment (2019-05-01): received pricing from seller for testing on excusable bona fide points of $3,030

Reviewer Comment (2018-11-29): Compliance Ease is not sufficient evidence of undiscounted rate and price.  Need disclosure signed by borrower or actual rate and price from a rate sheet or comparable document.

Buyer Comment (2018-11-29): MD 11/28/2018, EdgeMAC initially failed loan for High Cost, however lender supplied their ComplianceEase report and EM used it to determine the undiscounted rate and bona fide points. Once the undiscounted rate and bona fide points were applied, the loan fell below High Cost threshold. Uploaded Lender's CE for review.

													05/02/2019			1	A	10/XX/2018	FL	Primary	Refinance - Cash-out - Other

For applications taken on or after January 10, 2014, HOEPA loans may be cured so that they are no longer considered high cost.
A creditor or assignee must offer the consumer the remediation choice and they may not make the decision for the consumer.  The notice must be provided within 60 days of consummation and provide two (2) options:
1) Refund the amount of fees which exceed the HOEPA points and fees threshold which will make the loan a non-high cost loan; or
2) Lender can make the loan a compliant high cost loan by curing each of the HOEPA exceptions on the loan.
Option 1.) If borrower chooses to keep the loan high-cost over the refund, we would require proof that any failed prohibited practice exceptions were cured thereby making the loan a compliant high-cost loan.

Option 2.) Required cure documentation:
1. LOE to borrower providing choice of refund or keeping loan high-cost and making it compliant
2. Borrower signed letter indicating choice confirming the cure method chosen was their decision
3. If borrower requests refund, copy of refund check
4. Proof of delivery to borrower (e.g., FedEx label) (assuming borrower chooses refund)

																							C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205063598	XXX	XXX	11/16/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.				Reviewer Comment (2019-05-02): Received Loan Discount Point Worksheet. Base Rate 5.125% at .250% cost.	05/02/2019			1	A	10/XX/2018	FL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205063614	XXX	XXX	11/08/2018	Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The hazard policy still reflects the prior lender, not the updated mortgagee.			Reviewer Comment (2018-12-03): Located updated loss payee under 3rd Party Files, Villa hazard.pdf Buyer Comment (2018-11-30): Disagree. See hazard binder provided.	12/03/2018			1	A	9/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205063614	XXX	XXX	11/09/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $4,462.32 on Final Closing Disclosure provided on 09/20/2018 not accurate. (Final/09/20/2018)	Estimated property costs over year 1 of $4,462.32 disclosed on CD based on 12 months of monthly property costs of $371.86. Hazard in file was $61.33 and taxes used were $314.19 totaling $375.52 x 12 = $4,506.24. Based on 1008, difference appears to be in Hazard premiums, qualified at $57.67 monthly by lender. Data is still not accurate on subsequent disclosures. Please provide a corrected CD and an LOE to the borrower to cure this exception.			Reviewer Comment (2019-05-03): Unable to address the exception. Reviewer Comment (2019-05-03): AMC received required documents, exception is cleared. Buyer Comment (2019-05-02): lender supplied HOI dec page reflecting annual premium of $692. ETIA includes Taxes in the amount of $3,770.30 + 692 = $4,462.30/yr or $371.86/mo. This should clear the outstanding EV3. Exception 9027644 should be considered an EV2 as lender failed to provide payee name for appraisal fee charged.	05/03/2019			1	A	9/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205063614	XXX	XXX	11/12/2018	Compliance	Compliance	Miscellaneous Compliance	Other Compliance Exception (Manual Add)		TRID Non-Compliant: Missing payee for appraisal fee. Data is still not accurate on subsequent disclosures.			Reviewer Comment (2019-05-06): Exception has been properly graded to EV2. Please provide a corrected CD and letter of explanation to the borrower regarding the change made. Buyer Comment (2019-05-02): Missing Payee names is considered non-material by SFIG				2	B	9/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205254645	XXX	XXX	11/28/2018	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.								2	B	9/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205254645	XXX	XXX	11/28/2018	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 09/13/2018 received on or after the date the Closing Disclosure 9/14/2018 12:00:00 AM was received. (Interim/09/13/2018)	The Loan Estimate dated 9/13/2018 was not signed or acknowledged by the Borrower on the Same date as issued (9/13/2018). This is required, due to the Closing Disclosure issue date is 9/14/2018.			Reviewer Comment (2019-01-11): AMC received Disclosure Tracking indicating the 09/13/2018 LE was received the same day. Exception Cleared.	01/11/2019			1	A	9/XX/2018	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
205254645	XXX	XXX	11/28/2018	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 09/13/2018 not received by borrower at least four (4) business days prior to closing. (Interim/09/13/2018)	Missing evidence that the borrower was provided the final revised loan estimate at least 4 business days prior to closing			Reviewer Comment (2019-01-11): AMC received Disclosure Tracking indicating the 09/13/2018 LE was received the same day. Exception Cleared. Buyer Comment (2019-01-10): MD 1/10/19, Lender provided edisclosure history showing LE was provided and viewed electronically on 9/XX/18. Uploaded for review	01/11/2019			1	A	9/XX/2018	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
205254647	XXX	XXX	11/29/2018	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.								2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
205254647	XXX	XXX	11/29/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/03/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/03/2018)	CD states closing date of 10/XX/2018 however actual closing date is 10/XX/2018							2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205254647	XXX	XXX	11/29/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/03/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/03/2018)	Lender did not exceed limit of closing costs, reduction in lenders credit is the result of a valid change that was properly disclosed to the borrower.			Reviewer Comment (2019-01-10): Trailing document provided - re lock Borrower request we change loan amount to $1,027,000 and rate to 5.125% to stay under 65% LTV pricing	01/10/2019			1	A	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205254647	XXX	XXX	11/29/2018	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-12,580.75 is less than amount of binding Lender Credit previously disclosed in the amount of $-12,925.00. (9300)	Loan amount reduced 6.6% while lender credit only reduced 2.7%. Please provide evidence of pricing to verify reduction in lender credit is proportional.

Reviewer Comment (2019-01-10): Trailing document provided - re lock Borrower request we change loan amount to $1,027,000 and rate to 5.125% to stay under 65% LTV pricing

Buyer Comment (2019-01-09): MD 1/9/19, received lender's Coc dated 9/18/18 disclosing the change in loan terms/ pricing which effected the offsetting lender credit. EM/Galton would accept the CoC as valid per §1026.19(e)(3)(iv)(D)

Reviewer Comment (2018-12-24): AMC received Rate Lock.  Loan was locked on 9/7/18 with a Lender credit of $12,925 disclosed on LE. Then on the revised LE on 9/20/18 the Lender Credit was reduced.  A valid COC for the Lender Credit reduction has not been provided.  A refund is due.  Provide a Corrected CD, Copy of Refund Check, LOE and Proof of Delivery to cure.

Buyer Comment (2018-12-21): MD, The original pricing used a 1.175% basis points on a loan of $1.1M to get the lender credit of $12,925, whereas the the final pricing used 1.225% basis points on $1.027M to get the lender credit of $12,580.75. The adjustment of .050% is noted on the Rate Lock. Uploaded rate lock for review.

													01/10/2019			1	A	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205254655	XXX	XXX	12/04/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 10/26/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/10/26/2018)	The transaction is a purchase; however, the file is missing the Seller Closing Disclosure. Unable to determine the seller paid fees.

Reviewer Comment (2019-01-14): AMC received Seller's CD. Exception Cleared.

Buyer Comment (2019-01-11): MD 1/11/19, lender provided the seller's CD and Settlement Statement to show seller paid fees at closing. This should be sufficient documentation to change the exception to non-material. Uploaded docs for review

Reviewer Comment (2018-12-24): Missing the Seller's Closing Disclosure which will identify the fees charged to the Seller at closing.  Purchase contract provided indicates a 2% Broker Fee to be paid to the selling agent and the closing cost credit of $5,000 to the Borrower.  Please provide the final ALTA Settlement Statement as well as the Seller's CD to verify the fees charged to the Seller.  A corrected CD and LOE are also required to match the Seller's CD to cure.

Buyer Comment (2018-12-21): MD 12/21, this is new construction and it appears the only credit given to the borrower is the $5,000 general seller credit, per the purchase contract in file. This should be sufficient to remove the materiality of the exception.

													01/14/2019			1	A	10/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205254662	XXX	XXX	11/30/2018	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Originator compensation disclosure not in file.							2	B	8/XX/2018	UT	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205254662	XXX	XXX	11/30/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/17/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/17/2018)	Actual Final Disclosure not in file. Closing disclosure used reflected closing date of 8/XX/18 however actual date of consummation was 8/XX/18. Post closing CD date 11/6/18 reflected closing date of 8/XX/18.							2	B	8/XX/2018	UT	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205254662	XXX	XXX	11/30/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $555.00 exceeds tolerance of $490.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Cure of $65 provided on Closing Disclosure for Appraisal fee increased to $555. Post closing CD, letter to borrower and refund check to borrower for $555 in file.					11/30/2018		1	A	8/XX/2018	UT	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205254662	XXX	XXX	11/30/2018	Compliance	Compliance	Federal Compliance	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.				Reviewer Comment (2019-02-04): Not required on a Construction Loan to Permanent Loan transaction. Buyer Comment (2019-02-01): MD 2/1/19. A RoR is not required because the loan is a refinance of a construction loan and is considered a residential mortgage transaction, which is exempt from rescission under §1026.23	02/04/2019			1	A	8/XX/2018	UT	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205254662	XXX	XXX	11/30/2018	Credit	Missing Document	General	Incomplete Document: Closing Disclosure is incomplete		Final Closing Disclosure is missing from file.			Reviewer Comment (2018-12-11): File contains a pre-close CD that does not have a document date with all fields not completed. Lender attestation dated 10/30/2018 states this CD was never provided to the borrowers and was generated by the closing agent to quote closing fees. Buyer Comment (2018-12-11): Disagree. Final PC CD is in the file under Legal Post Closing.	12/11/2018			1	A	8/XX/2018	UT	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205254675	XXX	XXX	12/04/2018	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	The E-Sign disclosure is missing from the loan file.							2	B	10/XX/2018	FL	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
205254675	XXX	XXX	12/04/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 10/29/2018 used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/10/29/2018)	Section C of the Final CD dated 10/29/2018 reflected an abbreviated fee titled, Title - TSR. The Final CD did not contain a description of the fee or have each word written out.							2	B	10/XX/2018	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205325909	XXX	XXX	12/12/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	Missing price/cost for 5.25% undiscounted rate in order to properly test for bona fide discount points.			Reviewer Comment (2019-05-03): Received additional screen shot of pricing sheet from seller. Base Rate 5.25% at .75% cost.	05/03/2019			1	A	10/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205325909	XXX	XXX	12/12/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Missing price/cost for 5.25% undiscounted rate in order to properly test for bona fide discount points.			Reviewer Comment (2019-05-03): Received additional screen shot of pricing sheet from seller. Base Rate 5.25% at .75% cost.	05/03/2019			1	A	10/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205325909	XXX	XXX	12/12/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Missing price/cost for 5.25% undiscounted rate in order to properly test for bona fide discount points.			Reviewer Comment (2019-05-03): Received additional screen shot of pricing sheet from seller. Base Rate 5.25% at .75% cost.	05/03/2019			1	A	10/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205325909	XXX	XXX	12/12/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.85040% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $28,305.63 on a Federal Total Loan Amount of $483,823.56 vs. an allowable total of $24,191.17 (an overage of $4,114.46 or .85040%). Non-Compliant High Cost Loan.	Missing price/cost for 5.25% undiscounted rate in order to properly test for bona fide discount points.			Reviewer Comment (2019-05-03): Received additional screen shot of pricing sheet from seller. Base Rate 5.25% at .75% cost. Buyer Comment (2019-05-02): received pricing sheet from seller	05/03/2019			1	A	10/XX/2018	CA	Primary	Refinance - Rate/Term

For applications taken on or after January 10, 2014, HOEPA loans may be cured so that they are no longer considered high cost.
A creditor or assignee must offer the consumer the remediation choice and they may not make the decision for the consumer.  The notice must be provided within 60 days of consummation and provide two (2) options:
1) Refund the amount of fees which exceed the HOEPA points and fees threshold which will make the loan a non-high cost loan; or
2) Lender can make the loan a compliant high cost loan by curing each of the HOEPA exceptions on the loan.
Option 1.) If borrower chooses to keep the loan high-cost over the refund, we would require proof that any failed prohibited practice exceptions were cured thereby making the loan a compliant high-cost loan.

Option 2.) Required cure documentation:
1. LOE to borrower providing choice of refund or keeping loan high-cost and making it compliant
2. Borrower signed letter indicating choice confirming the cure method chosen was their decision
3. If borrower requests refund, copy of refund check
4. Proof of delivery to borrower (e.g., FedEx label) (assuming borrower chooses refund)

																							C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205325909	XXX	XXX	12/12/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Missing price/cost for 5.25% undiscounted rate in order to properly test for bona fide discount points.			Reviewer Comment (2019-05-03): Received additional screen shot of pricing sheet from seller. Base Rate 5.25% at .75% cost.	05/03/2019			1	A	10/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205325909	XXX	XXX	12/12/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/29/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/29/2018)	Final CD did not reflect an amount for which fees were over allowable. Total fees exceeded allowable by $167.00. Post closing cure was sent to the borrower in the amount of $297.42.			Reviewer Comment (2018-12-17): Cured post closing.		12/17/2018		2	B	10/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205325909	XXX	XXX	12/12/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $617.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower. (7506)	Total fees exceeded allowable by $167.00 for the increase in Appraisal Fee. Post closing cure was sent to the borrower in the amount of $297.42.			Reviewer Comment (2018-12-17): Cured post close.		12/17/2018		2	B	10/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205325914	XXX	XXX	12/17/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $245,000.00 is less than the note amount of $251,250.00 based on the title evidence in file.	Title Commitment provided disclosed an ALTA Policy of $245,000.00, which is insufficient to cover the subject loan amount of $251,250.00. File is missing an updated Commitment and/or the Final Title Policy.			Reviewer Comment (2019-01-04): Client attests that Final Title Policy coverage amount will be sufficient to cover loan amount.	01/04/2019			1	A	11/XX/2018	OR	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
205325914	XXX	XXX	12/17/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)				Reviewer Comment (2019-05-03): Received additional screen shot of pricing sheet from seller. Base Rate 5.875% at .075% cost.	05/03/2019			1	A	11/XX/2018	OR	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
205325914	XXX	XXX	12/17/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower				Reviewer Comment (2019-05-03): Received additional screen shot of pricing sheet from seller. Base Rate 5.875% at .075% cost.	05/03/2019			1	A	11/XX/2018	OR	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
205325914	XXX	XXX	12/17/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.				Reviewer Comment (2019-05-03): Received additional screen shot of pricing sheet from seller. Base Rate 5.875% at .075% cost.	05/03/2019			1	A	11/XX/2018	OR	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
205325914	XXX	XXX	12/17/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.				Reviewer Comment (2019-05-03): Received additional screen shot of pricing sheet from seller. Base Rate 5.875% at .075% cost.	05/03/2019			1	A	11/XX/2018	OR	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
205325914	XXX	XXX	12/17/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.17468% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $12,325.89 on a Federal Total Loan Amount of $238,196.03 vs. an allowable total of $11,909.80 (an overage of $416.09 or .17468%). Non-Compliant High Cost Loan.

Reviewer Comment (2019-05-03): Received additional screen shot of pricing sheet from seller. Base Rate 5.875% at .075% cost.

Buyer Comment (2019-05-02): pricing sheet attached provides pricing for the undiscounted rate. Also, what part of 1026.32 requires the  pricing for undiscounted rate to be added to the industry standard calculation of 100 basis points per .25% rate decrease test to determine up to 2% discount points can be considered bona fide?

Reviewer Comment (2019-01-04): Please provide the cost/price of the 5.875% undiscounted rate.  This information is needed in order to properly test fee as bona fide.

Buyer Comment (2019-01-02): MAC 12/27/2018: Please see the rate/lock days worksheet, which supports the bona fide points of 0.50% for buying down the interest rate to 4.625%. Based on this information, total bona fide points charged were $1,256.25 (0.50%), resulting in total points and fees charged of $11,069.64 and loan is within HOEPA requirements per 12 CFR §1026.32(a)(1)(ii)(A), (B).

													05/03/2019			1	A	11/XX/2018	OR	Primary	Refinance - Cash-out - Other

For applications taken on or after January 10, 2014, HOEPA loans may be cured so that they are no longer considered high cost.
A creditor or assignee must offer the consumer the remediation choice and they may not make the decision for the consumer.  The notice must be provided within 60 days of consummation and provide two (2) options:
1) Refund the amount of fees which exceed the HOEPA points and fees threshold which will make the loan a non-high cost loan; or
2) Lender can make the loan a compliant high cost loan by curing each of the HOEPA exceptions on the loan.
Option 1.) If borrower chooses to keep the loan high-cost over the refund, we would require proof that any failed prohibited practice exceptions were cured thereby making the loan a compliant high-cost loan.

Option 2.) Required cure documentation:
1. LOE to borrower providing choice of refund or keeping loan high-cost and making it compliant
2. Borrower signed letter indicating choice confirming the cure method chosen was their decision
3. If borrower requests refund, copy of refund check
4. Proof of delivery to borrower (e.g., FedEx label) (assuming borrower chooses refund)

																							C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
205325914	XXX	XXX	12/17/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.				Reviewer Comment (2019-05-03): Received additional screen shot of pricing sheet from seller. Base Rate 5.875% at .075% cost.	05/03/2019			1	A	11/XX/2018	OR	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
205325914	XXX	XXX	12/17/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $3,730.56 on Final Closing Disclosure provided on 11/12/2018 not accurate. (Final/11/12/2018)	Final Closing Disclosure disclosed Escrowed Property Costs over Year 1 of $3,730.56. Escrowed Property Costs are $309.14 per month, which equates to calculated Escrowed Property Costs over Year 1 of $3,709.68. Difference is due to Hazard Insurance Policy reflects an annual premium of $580.10 or $48.34 per month however, Final Closing Disclosure disclosed the annual premium as $600.90 and a monthly premium of $50.08. Post-Closing CD dated 11/19/2018 did not disclose the correct Escrowed Property Costs over Year 1 required to cure.			Reviewer Comment (2019-05-02): AMC received required documents, exception is cleared. Buyer Comment (2019-05-02): Seller provided new HOI dec page that supports the annual premium used of $600.90/yr, making ETIA/escrow of $310.88 correct	05/02/2019			1	A	11/XX/2018	OR	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
205325914	XXX	XXX	12/17/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Final disclosure reflects a total expense for the appraisal of $600.00, initially disclosed as $450.00, sufficient cure provided at closing.					12/17/2018		1	A	11/XX/2018	OR	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
205325914	XXX	XXX	12/17/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/12/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/640236)	Final Closing Disclosure disclosed an Escrow Payment for Payment Stream 1 of $310.08; calculated Escrow Payment is $309.14. Difference of $1.74 is due to Hazard Insurance Policy reflects an annual premium of $580.10 or $48.34 per month however, Final Closing Disclosure disclosed the annual premium as $600.90 and a monthly premium of $50.08. Post-Closing CD dated 11/19/2018 did not disclose the correct annual or monthly insurance premiums required to cure.			Reviewer Comment (2019-05-02): AMC received required documents, exception is cleared.	05/02/2019			1	A	11/XX/2018	OR	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
205325914	XXX	XXX	12/17/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/12/2018 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/640237)	Final Closing Disclosure disclosed an Escrow Payment for Payment Stream 2 of $310.08; calculated Escrow Payment is $309.14. Difference of $1.74 is due to Hazard Insurance Policy reflects an annual premium of $580.10 or $48.34 per month however, Final Closing Disclosure disclosed the annual premium as $600.90 and a monthly premium of $50.08. Post-Closing CD dated 11/19/2018 did not disclose the correct annual or monthly insurance premiums required to cure.			Reviewer Comment (2019-05-02): AMC received required documents, exception is cleared.	05/02/2019			1	A	11/XX/2018	OR	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
205325914	XXX	XXX	12/17/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/12/2018 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/640236)	Final Closing Disclosure disclosed an Estimated Total Monthly Payment for Payment Stream 1 of $1,277.50; calculated Estimated Total Monthly Payment is $1,279.24. Difference of $1.74 is due to Hazard Insurance Policy reflects an annual premium of $580.10 or $48.34 per month however, Final Closing Disclosure disclosed the annual premium as $600.90 and a monthly premium of $50.08. Post-Closing CD dated 11/19/2018 did not disclose the correct annual or monthly insurance premiums required to cure.			Reviewer Comment (2019-05-02): AMC received required documents, exception is cleared.	05/02/2019			1	A	11/XX/2018	OR	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
205325927	XXX	XXX	12/21/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/17/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/17/2018)	Final CD issued on 10/XX/2018 reflects a closing date of 10/XX/2018, however the actual consummation date is 10/XX/2018. This was cured by the PC CD dated 10/30/2018 which reflects a closing date of 10/22/2018, however the letter of explanation that accompanied the PC CD did not mention the date change.							2	B	10/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325927	XXX	XXX	12/21/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/17/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/17/2018)	Verified the amount by which total closing costs exceeded the legal limit to be $25, however the cure needed for zero percent tolerance is $8,955.50							2	B	10/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325927	XXX	XXX	12/21/2018	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,207.50 is less than amount of binding Lender Credit previously disclosed in the amount of $-11,163.00. (9300)	Cure for Lender Credit of $8,955.50 or VCC for reduction in fee was not provided.

Reviewer Comment (2019-01-03): AMC received COC dated 8/2/18.  The reason for the Lender Credit reduction was not provided.  No loan amount change, loan is not locked, unable to determine the reason why the Lender Credit decreased from -$11,163.00 to -$1,116.25 and then on the CD it increased to $2,232.50 without a VCC.  A refund will be due unless a valid COC can be provided.

Buyer Comment (2019-01-02): MD 12/27, the lender provided a valid CoC and redisclosed LE on 8/2/18 stating the lender credit decreased from $11,162.50 to $1,116.25, the lender should not be required to provide any additional cures

																3	C	10/XX/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325927	XXX	XXX	12/21/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $155.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower. (7505)	Final disclosure reflects a total expense for the appraisal Desk Review Fee of $155.00, initially disclosed as $150.00, sufficient cure provided at closing.			Reviewer Comment (2019-01-03): Tolerance cure of $25 was done at closing for this exception. Please provide a copy of the final ALTA Settlement Statement to verify the credit was given at closing. Buyer Comment (2019-01-02): MD 12/27, the final lender cure provided was accurate, this is contingent upon #9716051 getting cleared				3	C	10/XX/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325934	XXX	XXX	12/26/2018	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster.	Disaster Name: HURRICANE XXX Disaster Declaration Date: 09/20/2003				Reviewer Comment (2018-12-27): Client is reviewing properties in FEMA areas as they believe appropriate.	12/27/2018			1	A	11/XX/2018	DE	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205325934	XXX	XXX	12/27/2018	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Secondary/11/01/2018)	Per documentation in file, borrowers received a copy of the second appraisal on 10/10/2018, which is prior to the appraisal report date of 11/12/2018. Evidence borrowers received a copy of the revised second appraisal was not provided.							2	B	11/XX/2018	DE	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205325934	XXX	XXX	12/27/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 11/13/2018 used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/11/13/2018)	All LE's and CD's reflect an abbreviated fee description. A fee description that uses abbreviations or acronyms that are not reasonably understood by the borrowers are considered not in compliance with TRID. The LE's and CD's reflect an abbreviated fee for Title - CPL. The full fee description should be Title - Closing Protection Letter. Post-Closing CD dated 12/04/2018 still disclosed Title - CPL for the fee name.							2	B	11/XX/2018	DE	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205325934	XXX	XXX	12/27/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $10,834.44 on Final Closing Disclosure provided on 11/13/2018 not accurate. (Final/11/13/2018)	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $10,834.44. Non-Escrowed Property Costs costs are $892.87 per month, which equates to calculated Escrowed Property Costs over Year 1 of $10,714.44.			Reviewer Comment (2018-12-27): Received Letter of Explanation and Corrected CD required to cure.		12/27/2018		2	B	11/XX/2018	DE	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205325934	XXX	XXX	12/27/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $690.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal Fee was disclosed as $690.00 on the Initial Loan Estimate dated 09/28/2018, but disclosed as $700.00 on the Final Closing Disclosure. Sufficient cure of $10.00 was provided to the borrowers on the Final Closing Disclosure.					12/27/2018		1	A	11/XX/2018	DE	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205398875	XXX	XXX	12/28/2018	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								2	B	11/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205398875	XXX	XXX	12/28/2018	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.								2	B	11/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205398875	XXX	XXX	12/28/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/26/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/26/2018)	The final closing disclosure has a closing date of 11/XX but the actual date of closing is 11/XX/2018.							2	B	11/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205398878	XXX	XXX	12/27/2018	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.								2	B	11/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205398879	XXX	XXX	12/26/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $103,619.40 on Final Closing Disclosure provided on 10/26/2018 not accurate. (Final/10/26/2018)	Cured on the Post Closing disclosure. Corrected amount of $29,223.96.			Reviewer Comment (2018-12-27): Cured with PCCD.		12/27/2018		2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205398879	XXX	XXX	12/26/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/26/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/26/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.			Reviewer Comment (2018-12-27): Post close cure package sufficient.		12/27/2018		2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205398879	XXX	XXX	12/26/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $610.00 exceeds tolerance of $435.00. Sufficient or excess cure was provided to the borrower. (7506)	Final disclosure reflects a total expense for the appraisal of $610.00, initially disclosed as $435.00, sufficient cure provided on the Post closing disclosure along with a check to the borrower for $175.00.			Reviewer Comment (2018-12-27): Post close cure package sufficient.		12/27/2018		2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205398880	XXX	XXX	12/27/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	Missing evidence of undiscounted rate and price/cost in order to properly test discount points as bona fide.			Reviewer Comment (2019-05-06): Received Loan Discount Point Worksheet. Base Rate 5.50% at .25% cost.	05/06/2019			1	A	11/XX/2018	WA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205398880	XXX	XXX	12/27/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Missing evidence of undiscounted rate and price/cost in order to properly test discount points as bona fide.			Reviewer Comment (2019-05-06): Received Loan Discount Point Worksheet. Base Rate 5.50% at .25% cost.	05/06/2019			1	A	11/XX/2018	WA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205398880	XXX	XXX	12/27/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Missing evidence of undiscounted rate and price/cost in order to properly test discount points as bona fide.			Reviewer Comment (2019-05-06): Received Loan Discount Point Worksheet. Base Rate 5.50% at .25% cost.	05/06/2019			1	A	11/XX/2018	WA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205398880	XXX	XXX	12/27/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 6.57318% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $14,997.19 on a Federal Total Loan Amount of $228,157.44 vs. an allowable total of $11,407.87 (an overage of $3,589.32 or 1.57318%). Non-Compliant High Cost Loan.	Missing evidence of undiscounted rate and price/cost in order to properly test discount points as bona fide.			Reviewer Comment (2019-05-06): Received Loan Discount Point Worksheet. Base Rate 5.50% at .25% cost. Buyer Comment (2019-05-03): Received seller’s pricing sheet for bona fide discount points	05/06/2019			1	A	11/XX/2018	WA	Primary	Refinance - Rate/Term

For applications taken on or after January 10, 2014, HOEPA loans may be cured so that they are no longer considered high cost.
A creditor or assignee must offer the consumer the remediation choice and they may not make the decision for the consumer.  The notice must be provided within 60 days of consummation and provide two (2) options:
1) Refund the amount of fees which exceed the HOEPA points and fees threshold which will make the loan a non-high cost loan; or
2) Lender can make the loan a compliant high cost loan by curing each of the HOEPA exceptions on the loan.
Option 1.) If borrower chooses to keep the loan high-cost over the refund, we would require proof that any failed prohibited practice exceptions were cured thereby making the loan a compliant high-cost loan.

Option 2.) Required cure documentation:
1. LOE to borrower providing choice of refund or keeping loan high-cost and making it compliant
2. Borrower signed letter indicating choice confirming the cure method chosen was their decision
3. If borrower requests refund, copy of refund check
4. Proof of delivery to borrower (e.g., FedEx label) (assuming borrower chooses refund)

																							C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205398880	XXX	XXX	12/27/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Missing evidence of undiscounted rate and price/cost in order to properly test discount points as bona fide.			Reviewer Comment (2019-05-06): Received Loan Discount Point Worksheet. Base Rate 5.50% at .25% cost.	05/06/2019			1	A	11/XX/2018	WA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205398880	XXX	XXX	12/27/2018	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								2	B	11/XX/2018	WA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205398880	XXX	XXX	12/27/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/21/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/21/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.							2	B	11/XX/2018	WA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205398880	XXX	XXX	12/27/2018	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,139.15 exceeds tolerance of $975.00 plus 10% or $1,072.50. Insufficient or no cure was provided to the borrower. (0)	Final disclosure reflects an increase in the 10% tolerance fees, total expense is $1,139.15 exceeds tolerance limit of $1,072.50 by $66.65, no cure provided at closing.			Reviewer Comment (2019-01-07): Upon further review, the exception is cleared. Buyer Comment (2019-01-04): MD 1/4/19, lender issued a CoC on 11/19 disclosing the increase in the appraisal fee and lender's title insurance due to information received after last disclosure and issued a revised CD timely. EM would accept this a a valid CoC and would not consider this to be a tolerance violation	01/07/2019			1	A	11/XX/2018	WA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205398880	XXX	XXX	12/27/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $625.00 exceeds tolerance of $595.00. Insufficient or no cure was provided to the borrower. (7506)	Final disclosure reflects a total expense for the appraisal of $625.00, initially disclosed as $595.00, no cure provided at closing.			Reviewer Comment (2019-01-07): Upon further review, the exception is cleared. Buyer Comment (2019-01-04): MD 1/4/19, lender issued a CoC on 11/19 disclosing the increase in the appraisal fee and lender's title insurance due to information received after last disclosure and issued a revised CD timely. EM would accept this a a valid CoC and would not consider this to be a tolerance violation	01/07/2019			1	A	11/XX/2018	WA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205398880	XXX	XXX	12/27/2018	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/17/2018)								2	B	11/XX/2018	WA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205398880	XXX	XXX	12/27/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Signed)	Truth in Lending Act (HOEPA): HOEPA Disclosure was not properly executed.	Missing evidence of undiscounted rate and price/cost in order to properly test discount points as bona fide.			Reviewer Comment (2019-05-06): Received Loan Discount Point Worksheet. Base Rate 5.50% at .25% cost.	05/06/2019			1	A	11/XX/2018	WA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205707643	XXX	XXX	01/04/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/11/19/2018)	Seller closing disclosure not within loan file.							2	B	11/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
205707643	XXX	XXX	01/04/2019	Credit	Credit	Miscellaneous	Credit Exception:		Non arms length transaction is borrower's spouse is selling realtor. Approved Galton exception in file.	724 representative FICO score > 640 guideline minimum. Borrower on this full documentation loan has a disposable income of $5,722.09.	Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-01-11): Client elects to waive with comp factors.			01/11/2019	2	B	11/XX/2018	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
205707655	XXX	XXX	01/08/2019	Compliance	Compliance	Federal Compliance	TRID Closing Disclosure Lump Sum Allocation	Lump sum lender/seller credit disclosed on Closing Disclosure applied to offset non-finance charges first, then finance charges pursuant to client's election as permitted under SFIG RMBS 3.0 TRID Compliance Review Scope Version 2.0 (updated October 2018). Anti-predatory lending points and fees testing are not impacted.								2	B	11/XX/2018	GA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205707655	XXX	XXX	01/14/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,244.00 exceeds tolerance of $670.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)						01/14/2019		1	A	11/XX/2018	GA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205707656	XXX	XXX	01/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/05/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/05/2018)	The Final CD reflected an Closing Date of 12/XX/2018 however it was not signed until 12/XX/2018. PC CD issued 12/10/2018 reflected a Closing Date of 12/XX/2018 along with the letter of explanation.							2	B	12/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205707660	XXX	XXX	01/07/2019	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/03/2018 Disaster End Date: 11/XX/2018 Disaster Name: XXX Disaster Declaration Date: 11/XX/2018	Galton Funding provided a map showing the nearest fireline is 15.5 miles from the property and that fire was 100% contained as of 11/26/18.			Reviewer Comment (2019-01-10): Client is reviewing properties in FEMA areas as they believe appropriate.	01/10/2019			1	A	11/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205707660	XXX	XXX	01/07/2019	Credit	Document Error	General	Note terms reflect Interest Only. Interest-Only Rider was not checked on the Security Instrument screen. Correct data or set exception.		The security instrument does not have an interest only rider attached. An executed interest only rider will need to be added to the recorded security document.			Reviewer Comment (2019-01-17): Not required. Buyer Comment (2019-01-16): Disagree as an Interest Only Rider is not always required and there is no guideline or regulatory compliance requirement for a separate Interest Only Rider. The Interest-Only Adjustable Rate Note signed by the borrower properly disclosed all the necessary terms of the interest only feature of the loan. It clearly states the interest-only period, the payment amount during this period and when principal and interest payment will commence. An Interest Only Rider is not required. Please clear exception.	01/17/2019			1	A	11/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205707660	XXX	XXX	01/07/2019	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.								2	B	11/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205707660	XXX	XXX	01/07/2019	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.								2	B	11/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205707660	XXX	XXX	01/07/2019	Compliance	Compliance	Federal Compliance	TRID Closing Disclosure Lump Sum Allocation	Lump sum lender/seller credit disclosed on Closing Disclosure applied to offset non-finance charges first, then finance charges pursuant to client's election as permitted under SFIG RMBS 3.0 TRID Compliance Review Scope Version 2.0 (updated October 2018). Anti-predatory lending points and fees testing are not impacted.				Reviewer Comment (2019-01-23): Not required on this file.	01/23/2019			1	A	11/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205707660	XXX	XXX	01/07/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/07/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/07/2018)	Closing CD issued 11/07/2018 listed closing date of 11/XX/2018 however consummation was 11/XX/2018. A post closing CD is needed to reflect the proper closing date.							2	B	11/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
205707660	XXX	XXX	01/07/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 11/07/2018 did not use the same fee terminology as the Loan Estimate. (Final/11/07/2018)	The LE's reflect a Title - Notary fee of $200, however the CD's reflect Title - Signing Fee of $200.							2	B	11/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
205862349	XXX	XXX	01/17/2019	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Not Provided Timely	RESPA: Initial escrow account statement was not provided to the borrower at closing.	Initial escrow disclosure in the file is dated 12/4/18, the closing date was 11/19/2018. No evidence of earlier disclosure was found in the file. Provide evidence of the disclosure being presented to the borrower as of the final closing date.							2	B	11/XX/2018	WA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
205862349	XXX	XXX	01/17/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/19/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/19/2018)	Closing CD issued 11/19/2018 listed closing date of 11/XX/2018, however consummation was 11/XX/2018. Provide a PC CD with a corrected closing date, and a LOE which states the closing date change.							2	B	11/XX/2018	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	ATR Risk	Yes
205862349	XXX	XXX	01/17/2019	Credit	Credit	Credit Documentation	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Guideline requires Verification of Rent for 24 months however VOR in file uses a future date to reach the 24 month requirement.			Reviewer Comment (2019-02-07): Multiple mortgages on credit paid 0 X 30. Buyer Comment (2019-02-05): Disagree. Previous Mortgage with XXXXXXXX is on the credit report with an open date of 04/2015 closed on 04/2017 with 23 months reviewed and HELOC with XXXXXXX rated for 99 months with a closed date of 04/2017. Previous and current housing covers 24 months.	02/07/2019			1	A	11/XX/2018	WA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
205862349	XXX	XXX	01/22/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.				Reviewer Comment (2019-01-22): Originated to Asset Qualification Guidelines, regraded to EV2-B				2	B	11/XX/2018	WA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	ATR Risk	Yes
205862349	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Asset Qualification Loan Program							2	B	11/XX/2018	WA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
205862349	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	Asset Qualifier loan.							2	B	11/XX/2018	WA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
205862353	XXX	XXX	01/16/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $31,357.08 on Final Closing Disclosure provided on 11/15/2018 not accurate. (Final/11/15/2018)	Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of $31,357.08. Non-escrowed property costs are $2,979.59 per month, which equates to calculated 11 months of Estimated Property Costs over Year 1 of $32,775.49. Post-closing CD dated 11/26/2018 disclosed the same Estimated Property Costs over Year 1 of $31,357.08.			Reviewer Comment (2019-02-01): AMC received an attestation taxes used at closing where based off 2018 tax bill not the estimated taxes of 2019. Property is in Texas. Buyer Comment (2019-01-31): MD, ETIA/ non-escrow breaks down as $8,854.85 (HOI) and $22,502.23 (Tax) = $31,357.08. This is a purchase transaction and the lender used the total amount of taxes due for XXXXXXXXX 2018. Appears reviewer is using higher amount of estimated taxes w/o exemptions of $26,900.27. Lender is allowed to use the lesser amount to estimate 2019 taxes.	02/01/2019			1	A	11/XX/2018	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862353	XXX	XXX	01/16/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/11/15/2018)	Final CD reflects seller paid fees of $85,062.73 however final CD reflects seller paid fees of $104,971.73 difference is due to buyer commission per seller CD is $19,785 instead of $39,750.			Reviewer Comment (2019-01-23): Received Letter of Explanation and Corrected CD required to cure.		01/23/2019		1	A	11/XX/2018	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862353	XXX	XXX	01/16/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 10.30 is less than Guideline PITIA months reserves of 15.00.	Per lender reserves calculator, borrowers were qualified with 6 months of reserves. However, Galton Seller Guide (08/18/18) requires 9 months of reserves for the subject LTV of 90% and an additional 6 months for the borrowers financed rental property. Verified reserves of 10.30 months are insufficient to cover the required reserves of 15 months.			Reviewer Comment (2019-02-07): XXXXXXXXXXXXXXX account had not been included. Added account to assets. Cash to Close and Reserves are met. Buyer Comment (2019-02-06): Disagree. Verified assets of $347,699.15, funds required for closing of $152,209.60, 9 months PITIA for subject of $10,035.07 = $$90,315.63, and 6 months for financed property $3,435.65 = $20,613.90 Total Reserves required $110,929.53 + funds required for closing of $152,209.60 = $263,139.13. Borrower has sufficient reserves.	02/07/2019			1	A	11/XX/2018	TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
205862353	XXX	XXX	01/16/2019	Credit	Assets	Asset Calculation / Analysis	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $348,663.19 is less than Cash From Borrower $349,728.32.	Based on asset documentation provided, verified liquid assets are $348,663.19 which are insufficient to cover the amount needed for closing of $349,728.32. Lender exception with compensating factors or additional bank statements to verify the shortage of $1,065.13 are required to clear this exception.			Reviewer Comment (2019-02-07): XXXXXXXXXXXXXXXXX account had not been included. Added account to assets. Cash to Close and Reserves are met. Buyer Comment (2019-02-06): Disagree. Borrower required funds for closing are $152,209.60, as there is a 2nd lien of $198,750.00.	02/07/2019			1	A	11/XX/2018	TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
205862355	XXX	XXX	01/18/2019	Credit	1003	Document Error	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	Borrower: XXX	Lender exception in the file for co-borrower having H4 Visa. The co-borrower is married to the borrower. She has been living in the United States for 3 years and has been actively working in the United States for over one year. The co-borrower has applied for permanent residence status.	Borrowers on this Full documentation loan have a disposable income of $17,090.35. 743 representative FICO score > 680 guideline minimum - 63 points above guideline minimum	Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-01-23): Lender waived exception for the co-borrower having an H4 Visa. Reviewer Comment (2019-01-23): Added comp factors Reviewer Comment (2019-01-18): Lender exception provided			01/23/2019	2	B	11/XX/2018	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
205862355	XXX	XXX	01/23/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 11.37 is less than Guideline PITIA months reserves of 15.00.	9 months of reserves are required for the subject LTV of 90% and an additional 6 months for the borrowers financed rental property. Verified reserves of 11.37 months are insufficient to cover the required reserves of 15 months.			Reviewer Comment (2019-02-07): Reserves met. Buyer Comment (2019-02-06): Disagree. Verified assets of $179,803.88, funds required for closing of $86,548.30, 9 months PITIA for subject of $7,996.81 = $71,971.29, 6 months PITIA for financed property $3,142.29 = $18,853.74 Total reserves required $90,825.03 + funds required for closing $86,548.30 = $177,373.33. Borrower has sufficient reserves.	02/07/2019			1	A	11/XX/2018	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act – Loan Estimate provided on 09/19/2018 was electronically provided prior to borrower's consent to receive electronic disclosures. Disclosure will not be used to rebaseline for tolerance purposes and may result in disclosure timing violations. Initial LE sent electronically prior to esign consent may result in a fee tolerance violation of up to $2,118.75. (Initial/09/19/2018)	Initial Loan Estimate was electronically provided to the borrowers on 09/19/2018 however, the borrowers did not consent to electronic disclosures until 09/21/2018. Initial Loan Estimate sent electronically prior to e-sign consent may result in a fee tolerance violation of up to $2,118.75.			Reviewer Comment (2019-02-13): E-consent signed by the borrower on 9/21/2018 5:49 AM and Co-Borrower on 9/21/2018 5:55 AM. LE were signed 09/21/2018 6:30 AM and 6:32 AM after e-consent was given.	02/13/2019			1	A	11/XX/2018	TX	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $144.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. (0)	Initial Loan Estimate was electronically provided to the borrowers on 09/19/2018 however, the borrowers did not consent to electronic disclosures until 09/21/2018. Per SFIG update, absence of e-consent at the time of the initial Loan Estimate is the equivalent of the disclosures never being sent. Fee Tolerance will be re-tested upon receipt of earlier e-consent.

Reviewer Comment (2019-02-13): E-consent signed by the borrower on 9/21/2018 5:49 AM and Co-Borrower on 9/21/2018 5:55 AM.  LE were signed 09/21/2018 6:30 AM and 6:32 AM after e-consent was given.

Buyer Comment (2019-02-12): MD 2/12/19, This should not be considered a TRID failure. The loan application was signed by the broker/lender on 9/19/18. The lender issued the initial LE to the borrower on 9/19/18. The borrower provided eConsent on 9/21/19, prior to viewing and electronically signing the initial LE, 1003 and other initial disclosures, you can see this by reviewing the time stamp on each disclosure. Issuing the disclosures on 9/19 does not prove the borrower had access to them prior to providing consent on 9/21. Is AMC indicating the lender has to provide an attestation that borrower did not have access to these docs prior to consenting to receiving documents electronically?

													02/13/2019			1	A	11/XX/2018	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $1,100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7355)	Initial Loan Estimate was electronically provided to the borrowers on 09/19/2018 however, the borrowers did not consent to electronic disclosures until 09/21/2018. Per SFIG update, absence of e-consent at the time of the initial Loan Estimate is the equivalent of the disclosures never being sent. Fee Tolerance will be re-tested upon receipt of earlier e-consent.

Reviewer Comment (2019-02-13): E-consent signed by the borrower on 9/21/2018 5:49 AM and Co-Borrower on 9/21/2018 5:55 AM.  LE were signed 09/21/2018 6:30 AM and 6:32 AM after e-consent was given.

Buyer Comment (2019-02-12): MD 2/12/19, This should not be considered a TRID failure. The loan application was signed by the broker/lender on 9/19/18. The lender issued the initial LE to the borrower on 9/19/18. The borrower provided eConsent on 9/21/19, prior to viewing and electronically signing the initial LE, 1003 and other initial disclosures, you can see this by reviewing the time stamp on each disclosure. Issuing the disclosures on 9/19 does not prove the borrower had access to them prior to providing consent on 9/21. Is AMC indicating the lender has to provide an attestation that borrower did not have access to these docs prior to consenting to receiving documents electronically?

													02/13/2019			1	A	11/XX/2018	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7506)	Initial Loan Estimate was electronically provided to the borrowers on 09/19/2018 however, the borrowers did not consent to electronic disclosures until 09/21/2018. Per SFIG update, absence of e-consent at the time of the initial Loan Estimate is the equivalent of the disclosures never being sent. Fee Tolerance will be re-tested upon receipt of earlier e-consent.

Reviewer Comment (2019-02-13): E-consent signed by the borrower on 9/21/2018 5:49 AM and Co-Borrower on 9/21/2018 5:55 AM.  LE were signed 09/21/2018 6:30 AM and 6:32 AM after e-consent was given.

Buyer Comment (2019-02-12): MD 2/12/19, This should not be considered a TRID failure. The loan application was signed by the broker/lender on 9/19/18. The lender issued the initial LE to the borrower on 9/19/18. The borrower provided eConsent on 9/21/19, prior to viewing and electronically signing the initial LE, 1003 and other initial disclosures, you can see this by reviewing the time stamp on each disclosure. Issuing the disclosures on 9/19 does not prove the borrower had access to them prior to providing consent on 9/21. Is AMC indicating the lender has to provide an attestation that borrower did not have access to these docs prior to consenting to receiving documents electronically?

													02/13/2019			1	A	11/XX/2018	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company Fee. Fee Amount of $120.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7510)	Initial Loan Estimate was electronically provided to the borrowers on 09/19/2018 however, the borrowers did not consent to electronic disclosures until 09/21/2018. Per SFIG update, absence of e-consent at the time of the initial Loan Estimate is the equivalent of the disclosures never being sent. Fee Tolerance will be re-tested upon receipt of earlier e-consent.

Reviewer Comment (2019-02-13): E-consent signed by the borrower on 9/21/2018 5:49 AM and Co-Borrower on 9/21/2018 5:55 AM.  LE were signed 09/21/2018 6:30 AM and 6:32 AM after e-consent was given.

Buyer Comment (2019-02-12): MD 2/12/19, This should not be considered a TRID failure. The loan application was signed by the broker/lender on 9/19/18. The lender issued the initial LE to the borrower on 9/19/18. The borrower provided eConsent on 9/21/19, prior to viewing and electronically signing the initial LE, 1003 and other initial disclosures, you can see this by reviewing the time stamp on each disclosure. Issuing the disclosures on 9/19 does not prove the borrower had access to them prior to providing consent on 9/21. Is AMC indicating the lender has to provide an attestation that borrower did not have access to these docs prior to consenting to receiving documents electronically?

													02/13/2019			1	A	11/XX/2018	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $85.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7520)	Initial Loan Estimate was electronically provided to the borrowers on 09/19/2018 however, the borrowers did not consent to electronic disclosures until 09/21/2018. Per SFIG update, absence of e-consent at the time of the initial Loan Estimate is the equivalent of the disclosures never being sent. Fee Tolerance will be re-tested upon receipt of earlier e-consent.

Reviewer Comment (2019-02-13): E-consent signed by the borrower on 9/21/2018 5:49 AM and Co-Borrower on 9/21/2018 5:55 AM.  LE were signed 09/21/2018 6:30 AM and 6:32 AM after e-consent was given.

Buyer Comment (2019-02-12): MD 2/12/19, This should not be considered a TRID failure. The loan application was signed by the broker/lender on 9/19/18. The lender issued the initial LE to the borrower on 9/19/18. The borrower provided eConsent on 9/21/19, prior to viewing and electronically signing the initial LE, 1003 and other initial disclosures, you can see this by reviewing the time stamp on each disclosure. Issuing the disclosures on 9/19 does not prove the borrower had access to them prior to providing consent on 9/21. Is AMC indicating the lender has to provide an attestation that borrower did not have access to these docs prior to consenting to receiving documents electronically?

													02/13/2019			1	A	11/XX/2018	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $210.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7522)	Initial Loan Estimate was electronically provided to the borrowers on 09/19/2018 however, the borrowers did not consent to electronic disclosures until 09/21/2018. Per SFIG update, absence of e-consent at the time of the initial Loan Estimate is the equivalent of the disclosures never being sent. Fee Tolerance will be re-tested upon receipt of earlier e-consent.

Reviewer Comment (2019-02-13): E-consent signed by the borrower on 9/21/2018 5:49 AM and Co-Borrower on 9/21/2018 5:55 AM.  LE were signed 09/21/2018 6:30 AM and 6:32 AM after e-consent was given.

Buyer Comment (2019-02-12): MD 2/12/19, This should not be considered a TRID failure. The loan application was signed by the broker/lender on 9/19/18. The lender issued the initial LE to the borrower on 9/19/18. The borrower provided eConsent on 9/21/19, prior to viewing and electronically signing the initial LE, 1003 and other initial disclosures, you can see this by reviewing the time stamp on each disclosure. Issuing the disclosures on 9/19 does not prove the borrower had access to them prior to providing consent on 9/21. Is AMC indicating the lender has to provide an attestation that borrower did not have access to these docs prior to consenting to receiving documents electronically?

													02/13/2019			1	A	11/XX/2018	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $9.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7579)	Initial Loan Estimate was electronically provided to the borrowers on 09/19/2018 however, the borrowers did not consent to electronic disclosures until 09/21/2018. Per SFIG update, absence of e-consent at the time of the initial Loan Estimate is the equivalent of the disclosures never being sent. Fee Tolerance will be re-tested upon receipt of earlier e-consent.

Reviewer Comment (2019-02-13): E-consent signed by the borrower on 9/21/2018 5:49 AM and Co-Borrower on 9/21/2018 5:55 AM.  LE were signed 09/21/2018 6:30 AM and 6:32 AM after e-consent was given.

Buyer Comment (2019-02-12): MD 2/12/19, This should not be considered a TRID failure. The loan application was signed by the broker/lender on 9/19/18. The lender issued the initial LE to the borrower on 9/19/18. The borrower provided eConsent on 9/21/19, prior to viewing and electronically signing the initial LE, 1003 and other initial disclosures, you can see this by reviewing the time stamp on each disclosure. Issuing the disclosures on 9/19 does not prove the borrower had access to them prior to providing consent on 9/21. Is AMC indicating the lender has to provide an attestation that borrower did not have access to these docs prior to consenting to receiving documents electronically?

													02/13/2019			1	A	11/XX/2018	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/14/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/14/2018)	Initial Loan Estimate was electronically provided to the borrowers on 09/19/2018 however, the borrowers did not consent to electronic disclosures until 09/21/2018. Per SFIG update, absence of e-consent at the time of the initial Loan Estimate is the equivalent of the disclosures never being sent. Fee Tolerance will be re-tested upon receipt of earlier e-consent.			Reviewer Comment (2019-02-13): E-consent signed by the borrower on 9/21/2018 5:49 AM and Co-Borrower on 9/21/2018 5:55 AM. LE were signed 09/21/2018 6:30 AM and 6:32 AM after e-consent was given.	02/13/2019			1	A	11/XX/2018	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/14/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/11/14/2018)	Final Closing Disclosure disclosed the lender will not allow the loan to be Assumed however, the Note contains an Assumption Clause.							2	B	11/XX/2018	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 11/14/2018 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/11/14/2018)	Final Closing Disclosure Adjustable Interest Rate Table disclosed a Minimum Interest Rate of 3%, which does not match the Note Minimum Interest Rate of 6.25%.			Reviewer Comment (2019-03-06): Letter of Explanation, Corrected Note reducing the floor rate to 3% and proof of delivery provided Buyer Comment (2019-03-05): MD 3/5/19, received new Note and MTG reflecting the 3% floor rate and corrected 1st change rate. uploaded with LOE and POD		03/06/2019		2	B	11/XX/2018	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/14/2018 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/670557)	Final Closing Disclosure dated 11/14/2018 disclosed the projected minimum Principal and Interest payment for Payment Stream 2 as $3,982.00. Calculated minimum Principal and Interest payment is $4,849.00.			Reviewer Comment (2019-03-06): Letter of Explanation, Corrected Note reducing the floor rate to 3% and proof of delivery provided		03/06/2019		2	B	11/XX/2018	TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/14/2018 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/670558)	Final Closing Disclosure dated 11/14/2018 disclosed the projected minimum Principal and Interest payment for Payment Stream 3 as $3,501.00. Calculated minimum Principal and Interest payment is $4,849.00.			Reviewer Comment (2019-03-06): Letter of Explanation, Corrected Note reducing the floor rate to 3% and proof of delivery provided		03/06/2019		2	B	11/XX/2018	TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/14/2018 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/670559)	Final Closing Disclosure dated 11/14/2018 disclosed the projected minimum Principal and Interest payment for Payment Stream 4 as $3,501.00. Calculated minimum Principal and Interest payment is $4,849.00.			Reviewer Comment (2019-03-06): Letter of Explanation, Corrected Note reducing the floor rate to 3% and proof of delivery provided		03/06/2019		2	B	11/XX/2018	TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/14/2018 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/11/14/2018)	Final Closing Disclosure disclosed an Amount Financed of $783,326.53; calculated Amount Financed is $783,521.53 which is a difference of $195.00.			Reviewer Comment (2019-03-06): Letter of Explanation, Corrected Note reducing the floor rate to 3% and proof of delivery provided		03/06/2019		2	B	11/XX/2018	TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/14/2018 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/11/14/2018)	Final Closing Disclosure disclosed a finance charge of $945,239.73; calculated finance charge is $962,039.09, which is a difference of $16,799.66 for the subject purchase transaction.			Reviewer Comment (2019-03-06): Letter of Explanation, Corrected Note reducing the floor rate to 3% and proof of delivery provided		03/06/2019		2	B	11/XX/2018	TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/14/2018 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/11/14/2018)	Final Closing Disclosure reflects TIP of 119.796% but calculated TIP is 121.954%, which is outside of .003% tolerance. Used Index Value = 3.141% per lender e-mail dated 11/27/2018 which states the loan was locked on 11/8 and an index of 3.141% was used.			Reviewer Comment (2019-03-06): Letter of Explanation, Corrected Note reducing the floor rate to 3% and proof of delivery provided		03/06/2019		2	B	11/XX/2018	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862355	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/14/2018 disclosed a Total of Payments that does not match the actual total of payments for the loan. (Final/11/14/2018)	Final Closing Disclosure reflects TOP of $1,738,805.88 but calculated TOP is $1,755,800.24, which is a variance of $16,994.36. Used Index Value = 1.812% per Closing Instructions dated 11/17/2017. Used Index Value = 3.141% per lender e-mail dated 11/27/2018 which states the loan was locked on 11/8 and an index of 3.141% was used.			Reviewer Comment (2019-03-06): Letter of Explanation, Corrected Note reducing the floor rate to 3% and proof of delivery provided		03/06/2019		2	B	11/XX/2018	TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862357	XXX	XXX	01/16/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/12/2018)								2	B	12/XX/2018	OR	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205862357	XXX	XXX	01/16/2019	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	Missing evidence of undiscounted rate and cost to make sure discount fee in properly tested as bona fide.			Reviewer Comment (2019-01-30): Received Rate Lock with pricing sheet.	01/30/2019			1	A	12/XX/2018	OR	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205862357	XXX	XXX	01/16/2019	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Missing evidence of undiscounted rate and cost to make sure discount fee in properly tested as bona fide.			Reviewer Comment (2019-01-30): Received Rate Lock with pricing sheet.	01/30/2019			1	A	12/XX/2018	OR	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205862357	XXX	XXX	01/16/2019	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Missing evidence of undiscounted rate and cost to make sure discount fee in properly tested as bona fide.			Reviewer Comment (2019-01-30): Received Rate Lock with pricing sheet.	01/30/2019			1	A	12/XX/2018	OR	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205862357	XXX	XXX	01/16/2019	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 6.57343% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $12,873.78 on a Federal Total Loan Amount of $195,845.71 vs. an allowable total of $9,792.28 (an overage of $3,081.50 or 1.57343%). Non-Compliant High Cost Loan.	Missing evidence of undiscounted rate and cost to make sure discount fee in properly tested as bona fide.

Reviewer Comment (2019-01-30): Received Rate Lock with pricing sheet.

Buyer Comment (2019-01-29): MD 1/29/19, The lender provided a pricing sheet indicating the undiscounted rate is 5.50%. The APOR is showing 4.74%, so lender is allowed to count up to two points as bona fide. Lender charged a total of $12,873.78 (6.145%) in points to get a discounted rate of 3.875%. This is an average of 27.26 basis points buydown in rate for every discount point charged, which is higher than the industry standard of .25 points for every 1% in discount points. Lender is allowed to exclude the 1.5% of points in the amount of $3,142.50 as bona fide, leaving $9,743.23 in points and fees to test for High Cost, according to §1026.32 (b)(3)(i) and §1026.32(b)(1)(i)(E)

													01/30/2019			1	A	12/XX/2018	OR	Primary	Refinance - Cash-out - Other

For applications taken on or after January 10, 2014, HOEPA loans may be cured so that they are no longer considered high cost.
A creditor or assignee must offer the consumer the remediation choice and they may not make the decision for the consumer.  The notice must be provided within 60 days of consummation and provide two (2) options:
1) Refund the amount of fees which exceed the HOEPA points and fees threshold which will make the loan a non-high cost loan; or
2) Lender can make the loan a compliant high cost loan by curing each of the HOEPA exceptions on the loan.
Option 1.) If borrower chooses to keep the loan high-cost over the refund, we would require proof that any failed prohibited practice exceptions were cured thereby making the loan a compliant high-cost loan.

Option 2.) Required cure documentation:
1. LOE to borrower providing choice of refund or keeping loan high-cost and making it compliant
2. Borrower signed letter indicating choice confirming the cure method chosen was their decision
3. If borrower requests refund, copy of refund check
4. Proof of delivery to borrower (e.g., FedEx label) (assuming borrower chooses refund)

																							C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205862357	XXX	XXX	01/16/2019	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Missing evidence of undiscounted rate and cost to make sure discount fee in properly tested as bona fide.			Reviewer Comment (2019-01-30): Received Rate Lock with pricing sheet.	01/30/2019			1	A	12/XX/2018	OR	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205862357	XXX	XXX	01/16/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								2	B	12/XX/2018	OR	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205862357	XXX	XXX	01/16/2019	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/05/2018)	Final CD issued 12/07/2018 was not provided within three business days of closing, closing date 12/08/2018. No evidence of early receipt located in the file.			Reviewer Comment (2019-02-01): AMC received Disclosure Tracking indicating the 12/05/2018 CD was received the same day. Exception Cleared. Buyer Comment (2019-01-31): MD 1/31, disclosure tracker in file shows initial CD dated 12/5 was provided and viewed electronically on 12/5. Uploaded docs for review	02/01/2019			1	A	12/XX/2018	OR	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
205862357	XXX	XXX	01/16/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/07/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/12/07/2018)	Final CD issued 12/07/2018 disclosed homeowner's insurance premium of $709.91, however, hazard insurance policy reflects $645.37. Final CD disclosed incorrect amount.							2	B	12/XX/2018	OR	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205862357	XXX	XXX	01/30/2019	Compliance	Compliance	Federal Compliance	High Cost Indicator Test	Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file.								2	B	12/XX/2018	OR	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205862358	XXX	XXX	01/16/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Missing evidence the borrower signed the affiliated business arrangement.							2	B	12/XX/2018	MA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205862358	XXX	XXX	01/16/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $442.00 exceeds tolerance of $425.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Final disclosure reflects a total expense for the appraisal of $442.00, initially disclosed as $425.00, however, a sufficient cure of $17.00 was provided at closing.					01/16/2019		1	A	12/XX/2018	MA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205862360	XXX	XXX	01/16/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/10/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/10/2018)	Closing CD issued 12/10/18 listed closing date of 12/XX/18, however consummation was 12/XX/18. This was corrected on the PC CD issued 12/18/218, however the LOE provided to accompany the PC CD did not mention that the closing date had changed.							2	B	12/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862361	XXX	XXX	01/18/2019	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/26/2018 Disaster End Date: 11/XX/2018 Disaster Name: XXX Disaster Declaration Date: 11/XX/2018				Reviewer Comment (2019-01-22): Client is reviewing properties in FEMA areas as they believe appropriate.	01/22/2019			1	A	12/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
206005710	XXX	XXX	01/31/2019	Compliance	Compliance	Federal Compliance	Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.								2	B	12/XX/2018	IL	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206005710	XXX	XXX	01/31/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/05/2018 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/12/05/2018)	The lender approval in the file reflects the lender utilized the desk review value of $440,000., in lieu of the appraised value of $460,000.							2	B	12/XX/2018	IL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206005712	XXX	XXX	02/01/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/23/2018)	Per documentation in file, borrowers received a copy of the appraisal on 08/28/2018, which is prior to the appraisal report date of 10/23/2018. Evidence borrowers received a copy of the final appraisal was not provided.							2	B	11/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206005712	XXX	XXX	02/04/2019	Credit	Loan Package Documentation	Closing / Title	Security Instrument Error: County was not provided		Note and Deed of Trust reflect the subject county as XXX however, the legal description, original Grant Deed dated 07/XX/2011 and appraisal reflect the county as XXX. In addition, the Final Closing Disclosure disclosed county property taxes paid to XXX County. A corrected and signed Note, signed and notarized Deed of Trust that disclose XXX County along with title company intent to re-record are required to clear this exception.	72 months reserves 32% DTI	Aggregator Aggregator

Reviewer Comment (2019-06-06): Client elects to waive.

Reviewer Comment (2019-06-06): should be with comp factors.

Reviewer Comment (2019-05-28): This has been waived.

Buyer Comment (2019-05-22): Please waive as non-material, file has comp factors:
69 Months Reserves (required is 9 months)
Residual income of $7744 is 5x the required (DTI 31.81%)
Conservative use of credit (7% of revolving in use)
All previous and current mortgage accounts paid as agreed (99+ months rated)

Reviewer Comment (2019-05-15): Client elects to waive.

Buyer Comment (2019-05-14): Please waive the exception, non-material. The legal description is accurate and the document was recorded in the correct county.

Reviewer Comment (2019-05-10): Although the DOT was recorded in the correct county the County on the document is incorrect and a corrected and signed Note, signed and notarized Deed of Trust that disclose XXXXXXXXXX County along with title company intent to re-record are required to clear this exception.

Buyer Comment (2019-05-09): A copy of the recorded Deed of Trust (DOT) is attached that evidences that the DOT was recorded in the correct county of San Bernardino.  The legal description that is attached showing the subject property is in the county of San Bernardino is sufficient for enforcability of the DOT.  Please clear exception.

															06/06/2019	2	B	11/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206005712	XXX	XXX	02/04/2019	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/20/2018)	Initial Closing Disclosure dated 11/20/2018 was signed and dated by the borrowers on 11/26/2018, which is prior to the Final Closing Disclosure signed and dated by the borrowers on 11/21/2018. File is missing evidence borrowers received the Final Closing Disclosure at least 3 business days prior to the closing date of 11/26/2018, or a written and signed statement from the borrowers that waives the required waiting period.			Reviewer Comment (2019-02-14): Lender provided attestation advising the escrow company had the borrowers sign the initial cd at closing by mistake. initial cd received 11/21/2018 and final cd dated 11/26/2018 Buyer Comment (2019-02-13): the lender, rather this was the draft CD from the Escrow company that was incorrectly signed at closing. The lender's initial and only CD was the 12/21 CD, which was signed by the borrower on 12/21. There were no changes to loan costs or terms between the two CD's, only an increase to the borrower's cash to close due to changes in payoff(s)	02/14/2019			1	A	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206005712	XXX	XXX	02/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/21/2018 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/11/21/2018)	Final Closing Disclosure disclosed a finance charge of $597,274.77; calculated finance charge is $598,604.50, which is a difference of $1,329.73 for the subject refinance transaction. Increase is due to County Property Taxes of $1,329.73 were disclosed in Section H. Other on the Final Closing Disclosure instead of in Section F. Prepaids and are therefore considered a finance charge. Letter of Explanation, Proof of Delivery, Copy of Refund Check for $1,329.73, Corrected CD and Re-open Rescission if Applicable are required to cure.			Reviewer Comment (2019-02-14): property taxes listed as "other" excluded from finance charges Buyer Comment (2019-02-13): MD 2/13/19, arguably, the lender misplaced the property taxes due in H01 vs placing them in F04, however there is no requirement to include property taxes in the finance charge calculation, per official commentary in §1026.4(a)-5(iii) Please provide regulatory guidance that AMC is using to default charges as applicable finance charges if misplaced in the TRID disclosures	02/14/2019			1	A	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206005714	XXX	XXX	02/01/2019	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 12/21/2018 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/12/21/2018)	TRID non-compliant. Final Closing Disclosure, Section B disclosed the Tax Service Fee of $70.00 as paid to the Lender; payee must reflect the actual vendor in some manner (FBO, reimbursement to, etc). A Corrected CD is required to cure.							2	B	12/XX/2018	FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206005714	XXX	XXX	02/04/2019	Credit	Income / Employment	Income Eligibility	Income Error: Income is unlikely to continue.		Lender requested an exception to allow self-employed income calculation from distributions for XXXXXXXXXXXXX.	284.64 months reserves > 21 months guideline minimum Borrower on this Full documentation loan has a disposable income of $17,522.11 vs guideline minimum of $1,500.00 795 representative FICO score > 620 guideline minimum - 175 points above guideline minimum	Aggregator Aggregator Aggregator	Reviewer Comment (2019-02-04): Galton Funding elects to waive the exception with verified compensating factors.			02/04/2019	2	B	12/XX/2018	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206005715	XXX	XXX	02/01/2019	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/12/2018 Disaster End Date: 11/XX/2018 Disaster Name: XXX Disaster Declaration Date: 11/XX/2018				Reviewer Comment (2019-02-04): Client is reviewing properties in FEMA areas as they believe appropriate.	02/04/2019			1	A	12/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
206005722	XXX	XXX	02/04/2019	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/01/2018 Disaster End Date: 11/XX/2018 Disaster Name: XXX Disaster Declaration Date: 11/XX/2018				Reviewer Comment (2019-02-08): Client is reviewing properties in FEMA areas as they believe appropriate.	02/08/2019			1	A	12/XX/2018	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
206005723	XXX	XXX	02/04/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX	The SL1 guidelines states to validate income documents required by DU. DU does not address the income documents required for the W2 wage position. Only recognizes the borrower as self employed.			Reviewer Comment (2019-02-20): AU required paystub and previous year W2. Exception cleared. Buyer Comment (2019-02-19): Disagree. The AUS dated 12/18/2018 addresses the income documentation requirements for W2 income.	02/20/2019			1	A	12/XX/2018	MA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
206005723	XXX	XXX	02/04/2019	Credit	Guideline	Guideline Issue	The borrower is self-employed. Guidelines require either a tax professional letter or regulatory agency verifying at least 2 years of self-employment along with either a phone listing and/or business address using directory assistance or internet search to be in file.		The loan file does not contain third party verification of the borrower's business.			Reviewer Comment (2019-02-20): Received current SOS search showing date business started and currently active. Buyer Comment (2019-02-19): Disagree. Provided Business entity search and filing. Was not in original file.	02/20/2019			1	A	12/XX/2018	MA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
206005723	XXX	XXX	02/04/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/05/2018)								2	B	12/XX/2018	MA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
206005723	XXX	XXX	02/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/21/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/21/2018)	The Final CD disclosed the dollar amount by which the Total Closing Costs exceeded allowable as $0. The total amount by which the closing costs exceeded allowable is $460.00 as the fees were not present on the Initial LE and there was no Valid Change of Circumstance. No cure provided.			Reviewer Comment (2019-02-28): AMC received an attestation for the 2 closing/settlement fees on CD. One fee was paid to an attorney for closing per the Borrower's choice and the other was paid to the title company for closing coordination fee. Both were originally disclosed on the revised LE in Section C, however Borrower chose a title company on SSPL and closing coordination fee was moved to Section B.	02/28/2019			1	A	12/XX/2018	MA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206005723	XXX	XXX	02/04/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $775.00 exceeds tolerance of $650.00. Insufficient or no cure was provided to the borrower. (7506)	There was no VCC for the increase in the Appraisal Fee by $125.00, from $650.00 to $775.00.			Reviewer Comment (2019-02-20): Appraisal Fee increased from $650 to $775 due to unknown rental unit on property. Appraisal report reflects subject is a 1 unit with an accessory unit. Buyer Comment (2019-02-19): Please see the 12/10/2018 VCC which includes the following comments in the Details of Change section: Appraisal fee from $650.00 to $775.00 due to unknown rental unit on property. EdgeMAC would accept this as sufficient documentation of a valid CoC	02/20/2019			1	A	12/XX/2018	MA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206005723	XXX	XXX	02/05/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Settlement / Closing / Escrow Fee. Fee Amount of $335.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77153)	Final disclosure reflects a total expense for the Closing Fee of $335.00, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing. Provide a post-closing CD showing the correction with a cure to the borrower. And a copy of the letter of explanation to the borrower disclosing the changes made.

Reviewer Comment (2019-02-20): There are two settlement/closing fees being charged. One is being charged by the Service Provider on the Lender List, and another fee by the borrower's chosen settlement agent.

Buyer Comment (2019-02-19): (MAC 02/13/19): The Title - Settlement Fee was listed on all LE's and CD's issued in Section C - Services You Can Shop For. Since the borrower shopped settlement services and selected a firm other than one listed on the Services You Can Shop For disclosure, the Section C fees are not subject to disclosure tolerance as allowed for in 12 CFR Part 1026.19. In this case, the Title - Settlement Fee was lowered from $685.00 to $335.00 and does not require re-disclosure. Nevertheless, the reduction in the Title - Settlement Fee from $685.00 to $335.00 was documented on the 12/10/2018 VCC, which is provided for review along with the Services You Can Shop For disclosure and initial LE.

													02/20/2019			1	A	12/XX/2018	MA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206005723	XXX	XXX	02/20/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $335.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77169)	There are two settlement/closing fees being charged. One is being charged by the Service Provider on the Lender List, and another fee by the borrower's chosen settlement agent. Borrower appears to be charged twice for the same service.

Reviewer Comment (2019-02-28): AMC received an attestation for the 2 closing/settlement fees on CD.  One fee was paid to an attorney for closing per the Borrower's choice and the other was paid to the title company for closing coordination fee.  Both were originally disclosed on the revised LE in Section C, however Borrower chose a title company on SSPL and closing coordination fee was moved to Section B.

Buyer Comment (2019-02-27): MD 2/25/19, The lender charged a Settlement fee to XXXXX Law Firm for $335 and a closing coordination fee for $400 to XXXXXXXXXXXXXX. The lender disclosed this on the 12/10/2018 CoC. This does not appear to be a duplicate fee and should not be treated as such.

													02/28/2019			1	A	12/XX/2018	MA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206005724	XXX	XXX	02/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/12/2018 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/12/12/2018)	Final Closing Disclosure disclosed a finance charge of $796,516.77; calculated finance charge is $832,040.77, which is a difference of $35,524.00 for the subject purchase transaction. Difference is due to Final Closing Disclosure disclosed 2 credit card payoffs of $17,645.00 and $18,445.00 in Section H. Other instead of being disclosed in the Summaries of Transactions, Section K and therefore, are considered finance charges. Letter of Explanation, Proof of Delivery, Copy of Refund Check for the under disclosure of $35,524.00, and Corrected CD are required to cure.			Reviewer Comment (2019-02-14): Payoffs not included in finance charge calculations. Buyer Comment (2019-02-13): MD 2/13/19, arguably, the lender misplaced the misc debt to be paid in section H vs placing them in section K of the SOT's, however there is no requirement to include them in the finance charge per §1026.4 Please provide regualtory guidance that AMC is using to default charges as applicable finance charges if misplaced in the TRID disclosures	02/14/2019			1	A	12/XX/2018	FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206005724	XXX	XXX	02/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure APR	TILA-RESPA Integrated Disclosure - Loan Calculations: APR of 6.29100% on Final Closing Disclosure provided on 12/12/2018 is under-disclosed from the calculated APR of 6.79650% outside of 0.125% tolerance. (Final/12/12/2018)	Final Closing Disclosure disclosed an APR of 6.291%; calculated APR is 6.7965%, which is outside of 0.1250% tolerance. Difference is due to Final Closing Disclosure disclosed 2 credit card payoffs of $17,645.00 and $18,445.00 in Section H. Other instead of being disclosed in the Summaries of Transactions, Section K and therefore, are considered finance charges. Letter of Explanation, Proof of Delivery, Copy of Refund Check for the under disclosure of $35,524.00, and Corrected CD are required to cure.			Reviewer Comment (2019-02-14): Payoffs not included in finance charge calculations. Buyer Comment (2019-02-13): MD 2/13/19, arguably, the lender misplaced the misc debt to be paid in section H vs placing them in section K of the SOT's, however there is no requirement to include them in the finance charge per §1026.4 Please provide regulatory guidance that AMC is using to default charges as applicable finance charges if misplaced in the TRID disclosures	02/14/2019			1	A	12/XX/2018	FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206005724	XXX	XXX	02/04/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,685.00 exceeds tolerance of $3,634.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Transfer Taxes were disclosed as $3,634.00 on the revised Closing Disclosure dated 12/07/2018, but disclosed as $3,685.00 on the Final Closing Disclosure. Sufficient cure of $51.00 was provided to the borrower on the Final Closing Disclosure.					02/04/2019		1	A	12/XX/2018	FL	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206005725	XXX	XXX	02/03/2019	Compliance	Compliance	Federal Compliance	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX/Schedule C)	File is missing verification of the co-borrower's Schedule C self-employment, a 2018 YTD Profit and Loss Statement and Balance Sheet as required by Appendix Q.			Reviewer Comment (2019-03-28): Loan Designation changed to Non-QM Buyer Comment (2019-03-27): Loan changed to Non-QM.	03/28/2019			1	A	11/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206005725	XXX	XXX	02/03/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Subject loan does not meet the requirements of Safe Harbor QM due to missing verification of the co-borrower's Schedule C self-employment, a 2018 YTD Profit and Loss Statement and Balance Sheet as required by Appendix Q.			Reviewer Comment (2019-03-28): Loan Designation changed to Non-QM Buyer Comment (2019-03-27): Loan changed to Non-QM.	03/28/2019			1	A	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
206005725	XXX	XXX	02/03/2019	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower(s) are excluded from eligibility.		Lender exception in the file to allow a Loan Modification within 4 years. Borrower took out a private secured 3rd note to pay off a business debt then note holder modified the note and reassigned it to a different party. Borrower agreed to new terms and made interest only payments until June 2017 that converted to fully amortized payments. All payments for 24 months made timely. Not a true modification due to hardship.	Lender comment: 64.57% LTV < 75 guideline max Lender comment: Borrower on this Full documentation loan has a disposable income of $16,355.88. Verified residual income is $16,945.22. Lender comment: 34.45 months reserves > 6 months guideline minimum - borrowers have verified reserves of $231,377.37. Verified reserves are $231,229.72.	Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-05): Galton Funding elects to waive the exception with verified compensating factors.			02/05/2019	2	B	11/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206005725	XXX	XXX	02/05/2019	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - Anti-Steering: No Safe Harbor based on non-compliant Anti-Steering Disclosure	Loan Originator Compensation: Anti-Steering - No Safe Harbor based on non-compliant Anti-Steering Disclosure.	Anti-Steering Disclosure does not meet the requirements of Safe Harbor due to the Anti-Steering Disclosure is missing the various alternative loan products for which the borrower expressed an interest and does not present the consumer with: (i) the loan with the lowest interest rate; (ii) the loan with the lowest interest rate without neg. am, PPP, I/O payments, balloon in the first 7 years, a demand feature, or shared equity/appreciation; and (iii) a loan with the lowest total dollar amount for origination points/fees and discount points.							2	A	11/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206005725	XXX	XXX	02/05/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $620.00. Insufficient or no cure was provided to the borrower. (7506)

Appraisal Fee was disclosed as $620.00 on the Initial Loan Estimate dated 09/25/2018, but disclosed as $800.00 on the revised Loan Estimate dated 10/29/2018 and on the Final Closing Disclosure. COC issued on 10/29/2018 disclosed the reason for the change as "appraisal fee increased to $800" however, the COC did not disclose what new information warranted an increase in this fee. Post-closing CD dated 12/04/2018 did not disclose a cure for the increase of $180.00. A COC with a valid reason for the appraisal fee increase, or a Letter of Explanation, Proof of Delivery Tracking Receipt, Copy of Refund Check for $180.00, and Corrected CD are required to cure.

												Reviewer Comment (2019-02-14): AMC received VCC for fee change. Appraisal invoice verified the additional charge due to complexity. Appraisal completed on 11/8/18. Buyer Comment (2019-02-13): MD 2/13/19, EdgeMAC would accept the 10/29/18 as acceptable documentation of a valid CoC. Also, the appraisal invoice dated 11/1/18 indicates an increase in total cost due to complexity.	02/14/2019			1	A	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
206005725	XXX	XXX	02/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/20/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/20/2018)	Cure for 0% tolerance violation of $180.00 was not provided. A COC with a valid reason for the appraisal fee increase, or a Letter of Explanation, Proof of Delivery Tracking Receipt, Copy of Refund Check for $180.00, and Corrected CD are required to cure.			Reviewer Comment (2019-02-14): AMC received VCC for fee change. Appraisal invoice verified the additional charge due to complexity. Appraisal completed on 11/8/18.	02/14/2019			1	A	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
206005729	XXX	XXX	02/04/2019	Credit	Document Error	General	Property is a PUD. PUD Rider was not indicated on the Security Instrument.	Property Type: PUD.	The Security Instrument did not reflect or Collect a PUD Rider for the Subject Property.			Reviewer Comment (2019-03-11): Rider not required. Reviewer Comment (2019-02-28): Per our Internal Counsel: Failure to attach the rider should not affect the foreclosure, but it may prevent the foreclosing entity from adding in PUD payments paid on behalf of the borrower to the total debt owed. Exception has been downgraded to EV2. Buyer Comment (2019-02-27): Per our legal counsel the exclusion of the PUD is not considered material, as long the HOA fees are being paid. Please reduce to EV2 or provide regulatory language to support materiality	03/11/2019			1	A	11/XX/2018	MD	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
206005730	XXX	XXX	02/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/14/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/12/14/2018)	The note and ARM rider both state the loan is assumable. A PC CD is needed to reflect the assumption feature along with PC Letter of explanation.							2	B	12/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206005730	XXX	XXX	02/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/14/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/14/2018)	Closing CD issued 12/14/2018 listed closing date of 12/XX/2018, however consummation was 12/XX/2018. This was corrected on the PC CD issued 12/16/2018, and the LOE provided to accompany the PC CD did mention that the closing date had changed.							2	B	12/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206005730	XXX	XXX	02/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Amount for Recording Fees	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/14/2018 disclosed the total amount for all recording fees on a line other than the first line. (Final/12/14/2018)	Final CD reflects additional SB-2 recording charges of $225.00 on line 2 of section E.							2	B	12/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206005730	XXX	XXX	02/05/2019	Compliance	Compliance	Federal Compliance	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Provide acknowledgement of receipt of the Charm booklet.			Reviewer Comment (2019-02-11): After further review condition has been cleared.	02/11/2019			1	A	12/XX/2018	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
206005732	XXX	XXX	02/01/2019	Credit	Property - Appraisal	Appraisal Adjustments	Excessive site value noted on appraisal without appraiser comments to justify	Valuation Type: Appraisal / Valuation Report Date: 09/27/2018	Subject property appraised with a land value of 46.58%. Appraiser did not provide a comment that the excessive site value is typical and justified for the area.			Reviewer Comment (2019-03-27): Appraiser responded to opinion of site value. "The sales comparison analysis is considered to given the most accurate indication of value". Buyer Comment (2019-03-26): Galton guidelines do not restrict the amount of land value associated with the property. The comparibles provided are supportive of the value. In addition, the Third Party valuation CDA report resulted in 0.0% variance from the appraised value. Loan LTV is 49%, borrower's FICO at 778, 64 months reserves (required 9 months). Please clear exception.	03/27/2019			1	A	12/XX/2018	UT	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
206005733	XXX	XXX	02/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/12/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/12/2018)	Closing CD issued 12/12/18 listed closing date of 12/XX/18, however consummation was 12/XX/18. This was corrected on the PC CD issued 12/23/2018 however no LOE was provided to accompany the PC CD.							2	B	12/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206005733	XXX	XXX	02/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/12/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/12/12/2018)	The note and Arm Rider both reflect the loan can be assumed, however the closing CD and the PC CD reflect the lender will not allow assumption of the loan.							2	B	12/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206005734	XXX	XXX	02/01/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/11/14/2018)	Per documentation in file, the borrower received a copy of the appraisal on 10/26/2018, which is prior to the appraisal report date of 11/14/2018. Evidence borrower received a copy of the final appraisal was not provided.							2	B	12/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206005734	XXX	XXX	02/01/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/14/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/12/14/2018)	Final Closing Disclosure, Section F. Prepaids disclosed 12 months for the Homeowner's Insurance Premium with a total premium of $0.01, which does not match the monthly Homeowner's Insurance Premium of $82.14 which equates to $985.68 annually. Post-closing CD's dated 12/18/2018 and 12/28/2018 disclosed the same annual premium of $0.01. A Letter of Explanation and Corrected CD are required to cure.							2	B	12/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206005734	XXX	XXX	02/05/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $517.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)

Appraisal Fee was disclosed as $450.00 on the Initial Loan Estimate dated 10/24/2018, but disclosed as $517.00 on the revised Loan Estimate dated 10/25/2018 and on the Final Closing Disclosure. COC issued on 10/25/2018 disclosed the reason for the change as "Borr Requested - Program Change, Appraisal Fee" however, the COC did not disclose what new information warranted an increase in the Appraisal Fee. Post-closing CD dated 12/28/2018 disclosed a cure of $0.55 cents which is insufficient to cover the increase of $67.00. A COC with a valid reason for the increase in the appraisal fee, or a Letter of Explanation, Proof of Delivery, Copy of Refund Check for $67.00, and Corrected CD are required to cure.

												Reviewer Comment (2019-02-14): AMC received 10/25 COC. Exception Cleared. Buyer Comment (2019-02-13): MD 2/13/19, EdgeMAC would accept the 10/25/18 CoC as valid as the appraisal invoices in file show $517 for a 1004 URAR conventional and $150 for re-inspection.	02/14/2019			1	A	12/XX/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206005734	XXX	XXX	02/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/14/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/14/2018)	Cure for 0% tolerance violation of $67.00 was not provided. A COC with a valid reason for the increase in the appraisal fee, or a Letter of Explanation, Proof of Delivery, Copy of Refund Check for $67.00, and Corrected CD are required to cure.			Reviewer Comment (2019-02-14): AMC received 10/25 COC. Exception Cleared.	02/14/2019			1	A	12/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206005735	XXX	XXX	02/01/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $467.00 exceeds tolerance of $425.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)						02/01/2019		1	A	12/XX/2018	AZ	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
206005736	XXX	XXX	02/05/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,259.45 exceeds tolerance of $1,716.00 plus 10% or $1,887.60. Sufficient or excess cure was provided to the borrower at Closing. (0)	LE 10% fees are $1,176.00. With the 10% allowance, total fees can exceed $1,718.00 by $171.60, or $1,887.60. The total of the 10% fees on the Final CD is $2,259.45. This exceeds allowable by $371.85. The Final CD has a cure of $371.85.					02/05/2019		1	A	12/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206005736	XXX	XXX	02/05/2019	Credit	Property - Appraisal	Property Eligibility - Subject and Improvements	Guideline Issue: Property type not allowed per credit guidelines		Lender Exception: Rural Property Defined by Zoning. Appraiser defines property as suburban, over 75% builtup with increasing values and <3 month marketing times.	86 months reserves > 6 months guideline minimum - borrowers have verified reserves of $$298,000.00 728 representative FICO score > 680 guideline minimum -48 points above guideline minimum	Aggregator Aggregator	Reviewer Comment (2019-02-05): Lender Exception: Allow Rural Property Defined by Zoning. Property is in a subdivision of larger lot size homes 20 miles outside of XXXXXXXXXXXXXXXXX. Appraiser defines property as suburban, over 75% builtup with increasing values and <3 month marketing times. Comps are all within 1 mile and sold recently			02/05/2019	2	B	12/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
206005739	XXX	XXX	02/06/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.								2	B	12/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
206005740	XXX	XXX	02/05/2019	Compliance	HUD	Document Error	HUD form type is Post-2010, GFE form type is Pre-2010 and creditor application date is before January 1, 2010.	Creditor Application Date: 11/06/2018	Please provide signed final Closing Disclosure. There is an E-signed Closing Disclosure issued 11/15/2018 and a Post Close Closing Disclosure with a Date Issued of 12/20/2018 but there is not a signed final Closing Disclosure. There is a Settlement Statement that is stamped certified that says the closing date is 11/XX/2018 and the disbursement date is 12/XX/2018. Please provide signed Closing Disclosure with closing date of 11/XX/2018 and disbursement date of 12/XX/2018.							2	B	11/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
206005741	XXX	XXX	02/06/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX	The loan file is missing a Balance Sheet for the borrower's primary employment.			Reviewer Comment (2019-02-08): Balance Sheet Only required on QM Loans. Subject is N/A, Investment property.	02/08/2019			1	A	12/XX/2018	TX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
206005741	XXX	XXX	02/07/2019	Credit	Guideline	Guideline Issue	Use of Rental Income without a Lease requires 3 months PITIA in addition to standard requirement per guidelines.		Missing current lease agreements for: XXX, XXX, XXX, XXX,XXX, XXX, XXX and XXX			Reviewer Comment (2019-02-08): Removed Lease Agreement requirement where income was documented with 2 years of Schedule E.	02/08/2019			1	A	12/XX/2018	TX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
206005744	XXX	XXX	02/06/2019	Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX/Partnership)	Missing CPA letter to verify employment for XXX.			Reviewer Comment (2019-06-11): Designation moved to Non QM. Reviewer Comment (2019-04-16): 2017 K1 reflects the borrower has a 25% ownership in XXXXXXXXXXXXXXXX, not the spouse. Buyer Comment (2019-04-15): This is not required. Bickmore Construction is the spouse's business and the spouse is not on the loan.	06/11/2019			1	A	11/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
206005744	XXX	XXX	02/06/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Missing CPA letter to verify employment for XXX.			Reviewer Comment (2019-06-11): Designation moved to Non QM. Reviewer Comment (2019-04-16): 2017 K1 reflects the borrower has a 25% ownership in Bickmore Constructions, LLC, not the spouse. Buyer Comment (2019-04-15): This is not required. Bickmore Construction is the spouse's business and the spouse is not on the loan.	06/11/2019			1	A	11/XX/2018	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
206005744	XXX	XXX	02/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/27/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/27/2018)	Final CD reflects closing date of 11/XX/18 with actual date of consummation of 11/XX/18 post closing CD dated 1/16/19 and letter to borrower cured issue.			Reviewer Comment (2019-02-08): A Letter of Explanation, Proof of Delivery, and Corrected CD was provided.		02/08/2019		1	A	11/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
206005744	XXX	XXX	02/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $28,826.05 on Final Closing Disclosure provided on 11/27/2018 not accurate. (Final/11/27/2018)	Post closing CD dated 1/16/19 and letter to borrower cured issue reflecting correct costs over 1 year of $28,750.15			Reviewer Comment (2019-02-08): A Letter of Explanation, Proof of Delivery, and Corrected CD was provided.		02/08/2019		2	B	11/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
206005744	XXX	XXX	02/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/27/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/688515)	Post closing CD dated 1/16/19 and letter to borrower cured issue.			Reviewer Comment (2019-02-08): A Letter of Explanation, Proof of Delivery, and Corrected CD was provided.		02/08/2019		2	B	11/XX/2018	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
206005744	XXX	XXX	02/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/27/2018 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/688515)	Post closing CD dated 1/16/19 and letter to borrower cured issue.			Reviewer Comment (2019-02-08): A Letter of Explanation, Proof of Delivery, and Corrected CD was provided.		02/08/2019		2	B	11/XX/2018	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
206005744	XXX	XXX	06/11/2019	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Designation moved to Non QM.							2	B	11/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
206005747	XXX	XXX	02/07/2019	Credit	Insurance	Insurance Analysis	Flood Insurance Policy expires within 90 days of the Note Date.	Flood Insurance Policy Expiration Date 02/27/2019; Note Date 12/XX/2018	Flood Insurance Policy expires within 90 days of loan closing and insurance is not escrowed. Please provide proof of valid flood insurance 90 days beyond closing date.							2	B	12/XX/2018	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206005747	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	FACTA disclosure is dated 12/12/2018, however Credit Report is dated 11/6/2018 and initial loan application was taken 11/15/2018.							2	B	12/XX/2018	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206005747	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $7,432.48 on Final Closing Disclosure provided on 12/12/2018 not accurate. (Final/12/12/2018)	Closing Disclosure states Property Costs for one year total $7,432.48. However, County taxes are $1,773.24, homeowners insurance is $1,766., flood insurance is $675, and Wind (hurricane) insurance is $3,820 totalling $8,034.24. Please provide updated corrected Closing Disclosure or updated tax information and insurance binder amounts.

Reviewer Comment (2019-02-20): Upon further review, the exception is cleared.

Buyer Comment (2019-02-19): (MAC 02/15/19): Please see the XXXXXXXXXXXXXX 2018 Notice of Ad Valorem Tax and Non-Ad Valorem Assessments, which shows Total Combined Taxes and Assessments as $1,847.12. Also provided is current, online Broward County Property Appraiser records which support the 2018 total tax for this property as $1,847.12. The hazard insurance premium ($1,766.00), flood insurance premium ($675.00), and wind insurance premium ($3,820.00) noted in the Exception Information field were correctly cited. Therefore, based on the aforementioned, the ETIA would be $675.68 monthly ($153.93 taxes + $147.17 hazard + $56.25 flood + $318.33 wind) and the $7,432.48 Estimated Property Costs over Year 1 would be accurately calculated, using 11 months in the calculation ($675.68 x 11 months = $7,432.48) based on the 02/01/2019 first payment date per note, as allowed under 12 CFR 1026.38(l)(7)(i)(B)(1).

													02/20/2019			1	A	12/XX/2018	FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206005747	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $5,852.00 and disclosure timing violations.	Missing Electronic Signature Agreement. Per SFIG update, absence of e-consent is the equivalent of the disclosures never being sent. Fee tolerance will be retested when E-Consent is received.			Reviewer Comment (2019-02-20): AMC received required documents, exception is cleared.	02/20/2019			1	A	12/XX/2018	FL	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
206005747	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/12/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/12/2018)	Missing Electronic Signature Agreement. Per SFIG update, absence of e-consent is the equivalent of the disclosures never being sent. Fee tolerance will be retested when E-Consent is received.			Reviewer Comment (2019-02-20): AMC received required documents, exception is cleared.	02/20/2019			1	A	12/XX/2018	FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206005747	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $252.40 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. (0)	Missing Electronic Signature Agreement. Per SFIG update, absence of e-consent is the equivalent of the disclosures never being sent. Fee tolerance will be retested when E-Consent is received.			Reviewer Comment (2019-02-20): AMC received required documents, exception is cleared. Buyer Comment (2019-02-19): (MAC 02/15/19): Please see document named Compliance Report, which showed the Electronic Consent was issued and obtained 11/06/2018, prior to the initial LE dated 11/16/2018.	02/20/2019			1	A	12/XX/2018	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206005747	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,424.60 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Missing Electronic Signature Agreement. Per SFIG update, absence of e-consent is the equivalent of the disclosures never being sent. Fee tolerance will be retested when E-Consent is received.			Reviewer Comment (2019-02-20): AMC received required documents, exception is cleared. Buyer Comment (2019-02-19): (MAC 02/15/19): Please see document named Compliance Report, which showed the Electronic Consent was issued and obtained 11/06/2018, prior to the initial LE dated 11/16/2018.	02/20/2019			1	A	12/XX/2018	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206005747	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $1,510.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	Missing Electronic Signature Agreement. Per SFIG update, absence of e-consent is the equivalent of the disclosures never being sent. Fee tolerance will be retested when E-Consent is received.			Reviewer Comment (2019-02-20): AMC received required documents, exception is cleared. Buyer Comment (2019-02-19): (MAC 02/15/19): Please see document named Compliance Report, which showed the Electronic Consent was issued and obtained 11/06/2018, prior to the initial LE dated 11/16/2018.	02/20/2019			1	A	12/XX/2018	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206005747	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7506)	Missing Electronic Signature Agreement. Per SFIG update, absence of e-consent is the equivalent of the disclosures never being sent. Fee tolerance will be retested when E-Consent is received.			Reviewer Comment (2019-02-20): AMC received required documents, exception is cleared. Buyer Comment (2019-02-19): (MAC 02/15/19): Please see document named Compliance Report, which showed the Electronic Consent was issued and obtained 11/06/2018, prior to the initial LE dated 11/16/2018.	02/20/2019			1	A	12/XX/2018	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206005747	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7520)	Missing Electronic Signature Agreement. Per SFIG update, absence of e-consent is the equivalent of the disclosures never being sent. Fee tolerance will be retested when E-Consent is received.			Reviewer Comment (2019-02-20): AMC received required documents, exception is cleared. Buyer Comment (2019-02-19): (MAC 02/15/19): Please see document named Compliance Report, which showed the Electronic Consent was issued and obtained 11/06/2018, prior to the initial LE dated 11/16/2018.	02/20/2019			1	A	12/XX/2018	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206005747	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $990.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Missing Electronic Signature Agreement. Per SFIG update, absence of e-consent is the equivalent of the disclosures never being sent. Fee tolerance will be retested when E-Consent is received.			Reviewer Comment (2019-02-20): AMC received required documents, exception is cleared. Buyer Comment (2019-02-19): (MAC 02/15/19): Please see document named Compliance Report, which showed the Electronic Consent was issued and obtained 11/06/2018, prior to the initial LE dated 11/16/2018.	02/20/2019			1	A	12/XX/2018	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206005748	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The borrower did not sign the Affiliated Business Disclosure and there was an affiliate relationship.							2	B	12/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206005750	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 12/03/2018 received on or after the date the Closing Disclosure 12/4/2018 12:00:00 AM was received. (Interim/12/03/2018)	File does not provide evidence that LE dated 12/3/18 was received by borrower prior to receipt of CD dated 12/4/18.			Reviewer Comment (2019-03-07): AMC received required documents, exception is cleared.	03/07/2019			1	A	12/XX/2018	CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
206005750	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/03/2018 not received by borrower at least four (4) business days prior to closing. (Interim/12/03/2018)	File does not provide evidence that LE dated 12/3/18 was received by borrower prior to receipt of CD dated 12/4/18.			Reviewer Comment (2019-03-07): AMC received required documents, exception is cleared. Buyer Comment (2019-03-07): MD 3/7/19, received CoC dated 12/3/18 that is esigned by borrowers and indicates they received a copy of the revised disclosure (LE) on 12/3/18. Uploaded for review.	03/07/2019			1	A	12/XX/2018	CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
206005751	XXX	XXX	02/07/2019	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/23/2018 Disaster End Date: 11/XX/2018 Disaster Name: XXX Disaster Declaration Date: 11/XX/2018	Lender exception in the file: no reinspection required for property in XXX County after declared disaster by FEMA. Subject property is 27 miles from nearest fireline per map in file.	61.91% LTV < 70% guideline max 796 representative FICO score > 600 guideline minimum Borrower on this full documentation loan has a disposable income of $6078.00 per month	Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-07): Lender Exception for no re-inspection for Property in XX County after declared disaster by FEMA			02/07/2019	2	B	1/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206005752	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.								2	B	1/XX/2019	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206005752	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/07/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/07/2019)	Final disclosure reflects a closing date of 01/XX/2019, executed on 01/XX/2019, file contains a post closing disclosure with the accurate closing/funding date			Reviewer Comment (2019-02-08): etter of Explanation & Corrected Closing Disclosure were provided.		02/08/2019		1	A	1/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206005752	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-755.00. (9300)	Lender credit disclosed as -$755 on binding LE dated 11/28/18. A valid change of circumstance for the reduction was not provided.

Reviewer Comment (2019-04-11): AMC received comment from client indicating closing date on 12/28/19 CD was incorrect.

Reviewer Comment (2019-03-22): In order to re-baseline the fee AMC requires attestation for the Initial CD issued 12/28/2018 since it shows a closing date post issue.  Attestation needs to indicate what the correct closing date should have been for the Initial CD.

Buyer Comment (2019-03-21): MD 3/21/19, there is plenty of evidence in the file to support the true closing date was 1/XX/19 and not 12/XX/18. An incorrect closing date is considered non-material (EV2) and the lender already corrected this on the 1/XX/19 CD, so please remove errors.

Reviewer Comment (2019-02-20): AMC received Rate Lock Extension confirmation. Unable to re-baseline the fees since the Revised CD has an Issue Date of 12/28/2018 and a Closing Date of 12/XX/2018.  Since Closing Date is dated prior to issue date unable to re-baseline.  Please provide attestation to confirm what the correct closing date for the 12/XX/2018 CD.

Buyer Comment (2019-02-19): (MAC 02/14/19) Please see Rate Lock Confirmation which noted lock was extended on 12/28/2018, reflecting 6.125% rate at 0.186 points and corresponds with the 12/28/2018 CD. Since CFR 1026.19 refers to the Lender Credit as being an interest rate dependent item for a Rate Lock Event, evidence of the Rate Lock would be sufficient to address the reduction/removal of a Lender Credit.

													04/11/2019			1	A	1/XX/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206005752	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $400.00 exceeds tolerance of $117.00 plus 10% or $128.70. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $400.00 for recording fees exceeds tolerance of $117.00 plus 10% or $128.70. Missing proof of valid change from 12/28/2018 insufficient or no cure was provided to the borrower.			Reviewer Comment (2019-02-08): A Letter of Explanation, Proof of Delivery, Corrected CD and Final Settlement Statement as loan funded was provided.		02/08/2019		2	B	1/XX/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206005752	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,192.94 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Fee Amount of $2,192.94 exceeds tolerance of $0.00 from binding LE dated 11/28/18. Missing proof of valid change from 12/28/208 insufficient or no cure was provided to the borrower.

Reviewer Comment (2019-04-11): AMC received comment from client indicating closing date on 12/28/19 CD was incorrect.

Reviewer Comment (2019-03-22): In order to re-baseline the fee AMC requires attestation for the Initial CD issued 12/28/2018 since it shows a closing date post issue.  Attestation needs to indicate what the correct closing date should have been for the Initial CD.

Buyer Comment (2019-03-21): MD 3/21/19, there is plenty of evidence in the file to support the true closing date was 1/7/19 and not 12/28/18. An incorrect closing date is considered non-material (EV2) and the lender already corrected this on the 1/7/19 CD, so please remove errors.

Reviewer Comment (2019-02-20): AMC received Rate Lock Extension confirmation. Unable to re-baseline the fees since the Revised CD has an Issue Date of 12/28/2018 and a Closing Date of 12/18/2018.  Since Closing Date is dated prior to issue date unable to re-baseline.  Please provide attestation to confirm what the correct closing date for the 12/28/2018 CD.

Buyer Comment (2019-02-19): (MAC 02/14/19) Please see Rate Lock Confirmation which noted lock was extended on 12/28/2018, reflecting 6.125% rate at 0.186 points with corresponds with the 12/28/2018 CD.

													04/11/2019			1	A	1/XX/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206005752	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/07/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/07/2019)	Cure for Discount Points and Lender Credit of ($2,947.94) was not provided.							2	B	1/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206005752	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 11/28/2018, Most Recent Tax Return End Date 12/31/2016, Tax Return Due Date 04/15/2018. (XXXr Guarantee Payments Received From XXX/Schedule C)	Missing 2017 Federal returns							2	B	1/XX/2019	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206005752	XXX	XXX	02/07/2019	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003									2	B	1/XX/2019	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206005753	XXX	XXX	02/08/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								2	B	1/XX/2019	FL	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206005754	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 12/20/2018 used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/12/20/2018)	The Closing Disclosure reflects a Seller Fee in Section B as Title-Cal FIRPTA with no explanation of acronym.							2	B	12/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
206005754	XXX	XXX	02/07/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 9.00.	Asset total of $301,078.70 for closing. The "Signed" CD the borrower needs to bring $211,178.06 to the table, this is without the E.M. So if verified assets of $301,078.70-E.M. of $50,940.00 with $250,138.70-cash to close (off of signed CD) $211,178.06.=$38,960.10 left for reserves. The PITIA is $10,487.52 x 9 months reserves=$94,387.68. there are then $38,960.10 in assets after closing-reserves needed $94,387.68=we are short $55,427.58 to cover total reserves amount.			Reviewer Comment (2019-02-20): Received AUS. Reserves met. Buyer Comment (2019-02-19): Disagree. Streamlined program does not require the reserve calculation that Galton's standard program does. The AUS requires $8,214.00 in reserves to be verified.	02/20/2019			1	A	12/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
206005755	XXX	XXX	02/07/2019	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/17/2018 Disaster End Date: 11/XX/2018 Disaster Name: XXX Disaster Declaration Date: 11/XX/2018	Lender exception in the loan file to allow no re inspection. Property is located in XXX County which was declared a disaster area however it is 19 miles from the nearest fire line as shown on map saved to file.			Reviewer Comment (2019-02-08): Client is reviewing properties in FEMA areas as they believe appropriate.	02/08/2019			1	A	12/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206005755	XXX	XXX	02/08/2019	Credit	Guideline	Guideline Issue	The file contains copies of the borrower(s) Tax Transcripts but does not contain a copy of the Tax Returns as required by guidelines.		Lender exception in the file for missing proof the 2017 taxes due to the IRS were paid. Client profile indicates the ability to pay amount due and credit indicates all on time payments. Subtracting amount due from asset balances has no impact to qualifying.	722 representative FICO score >680 guideline minimum 72 months reserves > 9 months guideline minimum - borrowers have verified reserves of $467,000 Borrower on this full documentation loan has a disposable income of $21,074	Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-11): Client elects to waive with compensating factors.			02/11/2019	2	B	12/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206005756	XXX	XXX	02/07/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/21/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/21/2018)	The CD did not reflect any fees that exceeded allowable. The actual amount by which the fees exceeded allowable was $125.80. A PC CD and an in file check showed a cure to the borrower in the amount of $122.00.							2	B	12/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206005756	XXX	XXX	02/08/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $572.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $572.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower post closing							2	B	12/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206005758	XXX	XXX	02/08/2019	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.								2	B	12/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206005758	XXX	XXX	02/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/31/2018 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/12/31/2018)	The CDA value is lower than the appraised value by 7.8%, within the 10% guidelines. The lower value was used on the final CD as the appraised property value.							2	B	12/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206005759	XXX	XXX	02/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/03/2019 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/01/03/2019)	Per the final Individual Loan Summary the index used to qualify was 3.098; however, the final disclosure is not reflecting this index was used for the amount financed.			Reviewer Comment (2019-02-20): Corrected index to 3.005% and retested without any other changes made. Amount finance is over-disclosed and no refund is needed. Buyer Comment (2019-02-19): MD 2/19/19, the index used of 3.005% is the correct Libor index value for the lock date of 12/17/18. The loan was not locked at time of original submission. The 12/18/18 LE disclosed that the loan was locked and this is supported with the 12/17/18 CoC in file. Unclear why AMC is using the estimated index of 3.098% that is disclosed on the Loan Summary/1008	02/20/2019			1	A	1/XX/2019	CA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206005759	XXX	XXX	02/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/03/2019 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/01/03/2019)	Per the final Individual Loan Summary the ARM index used to qualify was 3.098; however, the final disclosure is not reflecting this index was used therefore the finance charge is incorrect.			Reviewer Comment (2019-02-20): Corrected index to 3.005% and retested without any other changes made. Amount finance is over-disclosed and no refund is needed. Buyer Comment (2019-02-19): MD 2/19/19, the index used of 3.005% is the correct Libor index value for the lock date of 12/17/18. The loan was not locked at time of original submission. The 12/18/18 LE disclosed that the loan was locked and this is supported with the 12/17/18 CoC in file. Unclear why AMC is using the estimated index of 3.098% that is disclosed on the Loan Summary/1008	02/20/2019			1	A	1/XX/2019	CA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206005759	XXX	XXX	02/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/03/2019 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/01/03/2019)	Per the final Individual Loan Summary the index used to qualify was 3.098; however, the final disclosure is not reflecting this index was used therefore the TIP is incorrect.			Reviewer Comment (2019-02-20): Corrected index to 3.005% and retested without any other changes made. TIP is now matching.	02/20/2019			1	A	1/XX/2019	CA	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206005759	XXX	XXX	02/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/03/2019 disclosed a Total of Payments that does not match the actual total of payments for the loan. (Final/01/03/2019)	Per the final Individual Loan Summary the index used to qualify was 3.098; however, the final disclosure is not reflecting this index was used therefore the total payments is incorrect.			Reviewer Comment (2019-02-20): Corrected index to 3.005% and retested without any other changes made. TOP is now matching. Buyer Comment (2019-02-19): MD 2/19/19, the index used of 3.005% is the correct Libor index value for the lock date of 12/17/18. The loan was not locked at time of original submission. The 12/18/18 LE disclosed that the loan was locked and this is supported with the 12/17/18 CoC in file. Unclear why AMC is using the estimated index of 3.098% that is disclosed on the Loan Summary/1008	02/20/2019			1	A	1/XX/2019	CA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206005761	XXX	XXX	02/08/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	The Second Appraisal Fee of $550.00 was not disclosed on the Initial LE and there was no VCC for the addition of the fee. There was cure was issued on the Final CD of $850.00.					02/08/2019		1	A	1/XX/2019	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206005761	XXX	XXX	02/08/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $300.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	The Appraisal Re-Inspection Fee of $300.00 was not disclosed on the Initial LE and there was no VCC for the addition of the fee. There was cure was issued on the Final CD of $850.00.					02/08/2019		1	A	1/XX/2019	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206005761	XXX	XXX	02/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/11/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/11/2019)	The Final CD reflected a Closing Date of 01/XX/2019. Both the CD signature date and the Security Instrument Notary date is 01/XX/2019.							2	B	1/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206005762	XXX	XXX	02/09/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/12/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/01/12/2019)	Final CD reflects loan is not assumable however note contain assumption language.							2	B	1/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206005762	XXX	XXX	02/10/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing					02/10/2019		1	A	1/XX/2019	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206135249	XXX	XXX	02/19/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	5/1 ARM- qualified at the higher of the fully indexed rate or the initial note rate plus the periodic adjustment (2%).							2	B	11/XX/2018	WA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206135249	XXX	XXX	02/19/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/19/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/11/19/2018)	Final disclosure indicated the loan is not assumable; however, the note contains assumption verbiage.							2	B	11/XX/2018	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206135249	XXX	XXX	02/19/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/19/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/19/2018)	Final disclosure reflects a closing date of 11/XX/2018, document was executed on 11/XX/2018. Please provide a post closing disclosure with the accurate closing/funding date.							2	B	11/XX/2018	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206135249	XXX	XXX	02/19/2019	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 11/19/2018 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/11/19/2018)	The final disclosure showed fees paid to the Lender instead of a third party in section B.							2	B	11/XX/2018	WA	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206135250	XXX	XXX	02/22/2019	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Guideline Issue: Subject loan is a non-arms length transaction outside of credit guidelines		Subject is Non-arms length due to the relationship between the borrower (Father) and the Originator (Son). Assets are also held jointly. Client has provided an Exception Memo allowing the Non-arms length transaction based on compensating factors: 802 FICO (min 600 required), LTV 80% (max 85% LTV permitted), $74k+ in reserves or 47 months (min 6 mo required), DTI 11.94% (max 50% DTI permitted) and residual income of $3,640 (min $1500 required).	52 months reserves > 9 months guideline minimum 802 representative FICO score > 680 guideline minimum - 122 points above guideline minimum	Aggregator Aggregator	Reviewer Comment (2019-02-25): Lender Exception: Borrower's son is loan officer for transaction. Letter of explaining relationship was submitted in loan file and there are no additional concessions noted.			02/25/2019	2	B	12/XX/2018	IL	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
206135250	XXX	XXX	02/25/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/28/2018)	There is no evidence within the loan file, the Borrower, received the update appraisal three day s or at closing.							2	B	12/XX/2018	IL	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
206135252	XXX	XXX	02/20/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/16/2018)								2	B	12/XX/2018	DC	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
206135253	XXX	XXX	02/21/2019	Credit	Guideline	Guideline Issue	Rural property type is not permitted per Guidelines.		Lender exception provided for subject appearing rural with 5 to 7 comps greater than 5 miles away. Per the exception, the subject property is located within a suburban area. Due to lack of sales, appraiser had to go outside the standard 2 mile radius to find comparable sales. The furthest distance away from subject is 10.84 miles. The subject property is not considered rural.	35.37% LTV < 80.00% guideline max High - mid FICO of 751. Program minimum is 720 loan has a disposable income of $11,418.00	Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-25): Client elects to waive with compensating factors.			02/25/2019	2	B	1/XX/2019	KY	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206135255	XXX	XXX	02/20/2019	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/19/2018 Disaster End Date: 11/XX/2018 Disaster Name: XXX Disaster Declaration Date: 11/XX/2018				Reviewer Comment (2019-02-25): Client is reviewing properties in FEMA areas as they believe appropriate.	02/25/2019			1	A	11/XX/2018	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
206135255	XXX	XXX	02/20/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX	Missing 2016 1120s and 2016 K-1 as required per guidelines.			Reviewer Comment (2019-04-02): Document in submission package. Reviewer Comment (2019-04-02): Exception to be cleared. Reviewer Comment (2019-03-28): Upon further research, exception has been cancelled. Buyer Comment (2019-03-27): The 2016 1120s and 2016 K-1 are both already in the file. Please refer to the Income and Assets folder, Tax Return_1120S_XXXXXXXXXXXXXXXXXXXXXXX_1.pdf. The K-1 is on page 7 of the document.	04/02/2019			1	A	11/XX/2018	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
206135259	XXX	XXX	02/20/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/28/2018)	There is no evidence the Appraisal was previously completed and sent to the Borrower. The report date reflected on the appraisal report is 12/28/2018, while the appraisal was sent to the Borrower on 12/03/2018.							2	B	12/XX/2018	CA	Investment	Refinance - Cash-out - Home Improvement		B	B	A	A	B	B	A	A	N/A	N/A	No
206135259	XXX	XXX	02/20/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Secondary/12/17/2018)	There is no evidence the Appraisal Desk Review was previously completed and sent to the Borrower. The report date reflected on the appraisal report is 12/17/2018, while the appraisal was sent to the Borrower on 12/03/2018.							2	B	12/XX/2018	CA	Investment	Refinance - Cash-out - Home Improvement		B	B	A	A	B	B	A	A	N/A	N/A	No
206135260	XXX	XXX	02/26/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.48213% exceeds Guideline total debt ratio of 50.00000%.	There is a lender Guideline Deviation Request in file to allow income that isn’t reported on taxes. This is not an allowable guideline deviation. Instead, DTI waiver will be required on this file for DTI > 51.48213%.	802 representative FICO score > 720 guideline minimum Excellent reserves - $3.4M 60% LTV < 80%guideline max	Originator Pre-Close Originator Pre-Close Originator Pre-Close

Reviewer Comment (2019-04-05): Updated exception waiver received.  Guidelines require lease agreement for rental properties not listed on Sch E.  Client is allowing cancelled rent checks in lieu of lease agreement as tenant is family.

Buyer Comment (2019-04-05): Please see  attached Galton waiver.

Buyer Comment (2019-04-02): Exception as granted is sufficient to use income.  Exempt loan with income from documented rent checks supports ATR current and reasonable standards.  Cancelled checks in file are considered reliable third party documentation under ATR.  Galton is entitled to make an exception to allow the use of the income regardless of whether or not the income is reported on the tax returns.

															04/05/2019	2	B	12/XX/2018	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
206135265	XXX	XXX	02/25/2019	Credit	Assets	Asset Documentation	Guideline Issue:Insufficient asset documentation.		The loan file is missing a letter verifying the borrower has access to the bank accounts shared jointly with the spouse, who is not on the loan. Access letter needed for accounts ending XXX, XXX, XXX, and XXX.			Reviewer Comment (2019-04-01): Upon further research, exception has been cleared. Buyer Comment (2019-03-28): Loan was purchased under the Streamline Program and the bank accounts are joint with spouse who is not on the loan. An access letter from a spouse is not a requirement of the Galton Streamline program nor Fannie.	04/01/2019			1	A	1/XX/2019	CA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
206135266	XXX	XXX	02/20/2019	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 09/30/2018 // Account Type: Savings / Account Number: XXX Asset Account Date: 09/30/2018	The Statement covers three months. The September statement would have been the most recent during the loan transaction.			Reviewer Comment (2019-03-28): Funds from this account were not required. Buyer Comment (2019-03-27): Disagree. The XXXXXXXXXXXXXX dated 09/30/2018 ending in XXXXX was not utilized and borrower has sufficient assets for reserves. Please clear exception.	03/28/2019			1	A	1/XX/2019	AL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
206135266	XXX	XXX	02/21/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1.91 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)	The Lender credited the Borrower at Closing the amount of $1.91 for the Cost to Cure.					02/21/2019		1	A	1/XX/2019	AL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206135267	XXX	XXX	02/22/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:		Missing K-1 and 1065 for XXX's company KXXX. Galton Funding Exception Memo granted the exception for the missing K-1.	33.61586% DTI -below program guideline maximum of 43% 50.36364% LTV < 85% guideline maximum Borrower has a disposable income of $38,820.76	Aggregator Aggregator Aggregator	Reviewer Comment (2019-02-25): Client/Lender provided Exception based on compensating factors.			02/25/2019	2	B	12/XX/2018	MA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
206135270	XXX	XXX	02/26/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certificate of Insurance Fee. Fee Amount of $80.00 exceeds tolerance of $60.00. Sufficient or excess cure was provided to the borrower at Closing. (7543)	$20 credit was provided to the borrower at closing to cure the difference.					02/26/2019		1	A	1/XX/2019	CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
206135272	XXX	XXX	02/21/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	Subject loan is asset qualifier loan no DTI associated with program.			Reviewer Comment (2019-02-25): Asset Qual Program				2	B	12/XX/2018	MO	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
206135272	XXX	XXX	02/25/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.				Reviewer Comment (2019-02-25): Qualification rate program				2	B	12/XX/2018	MO	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
206135272	XXX	XXX	02/25/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Asset Qualifier file.							2	B	12/XX/2018	MO	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
206135274	XXX	XXX	02/21/2019	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/19/2018 Disaster End Date: 11/XX/2018 Disaster Name: XXX Disaster Declaration Date: 11/XX/2018	Post Disaster inspection not provided.			Reviewer Comment (2019-02-25): Client is reviewing properties in FEMA areas as they believe appropriate.	02/25/2019			1	A	12/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
206135274	XXX	XXX	02/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/27/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/27/2018)	Final CD issued 12/27/2018 disclosed a closing date of 12/XX/2018, however, notary date on security instrument is 12/XX/2018.							2	B	12/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
206135275	XXX	XXX	02/22/2019	Credit	Guideline	Guideline Issue	Guideline Requirement: Documented income duration did not support the minimum guideline required duration.		Lender Exception: The Borrower owned a S Corp and in 2017 they split the company into a wholesale division and a retail division. The Lender approved exception with attached compensating factors.	Guideline variance approved by lender at time of origination. Guideline variance approved by lender at time of origination.	Aggregator Aggregator	Reviewer Comment (2019-02-25): Client elects to waive with compensation factors.			02/25/2019	2	B	1/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206135275	XXX	XXX	02/22/2019	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report Date: 12/21/2018	The Appraisal report reflects the Owner as occupant.

Reviewer Comment (2019-04-03): Per Lender's comments, as well as the notarized occupancy affidavit stating property is an investment property. Exception cleared.

Buyer Comment (2019-04-02): The appraisal report in file does reflect owner as the occupant but is clearly an error and has been substantiated by the Tax records in the same appraisal report indicating the mailing address of the owner is in xxx.  This is also substantiated by an independent property profile that was pulled to show the owner receives the tax bill at the same address in XXX as indicated on the 1003.  Further supported by a lease agreement and hazard insurance in file.

													04/03/2019			1	A	1/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206135277	XXX	XXX	02/19/2019	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/06/2018 Disaster End Date: 11/XX/2018 Disaster Name: XXX Disaster Declaration Date: 11/XX/2018				Reviewer Comment (2019-02-25): Client is reviewing properties in FEMA areas as they believe appropriate.	02/25/2019			1	A	11/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206135277	XXX	XXX	04/15/2019	Credit	Credit	Miscellaneous	Credit Exception:		The Appraisal reflects the property being listed within the past 6 months.	723 representative FICO score > 680 guideline minimum. Borrower has job stability for 14 years self-employed. Borrower has a disposable income of $10,000.00.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-04-15): Client elects to waive with Compensating Factors.			04/15/2019	2	B	11/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206135280	XXX	XXX	02/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/17/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/01/17/2019)	The Closing Disclosure reflects Homeowners Insurance 1 month collected in Section F as $39.50, while the Escrows collected in Section G reflect 1 month of insurance as $117.54.							2	B	1/XX/2019	CO	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206135280	XXX	XXX	02/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/17/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/17/2019)	The Closing Disclosure reflects the exceeded tolerance as $10.20 which is correct.			Reviewer Comment (2019-03-06): Lender credited the Borrower $10.20 at closing for the Cost to Cure. VCC provided for lender credit adjustment.	03/06/2019			1	A	1/XX/2019	CO	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206135280	XXX	XXX	02/21/2019	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-7,155.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-7,299.74. (9300)	Missing VCC for decrease in lender credit on 1/8 CD.			Reviewer Comment (2019-03-06): Valid COC provided. Buyer Comment (2019-03-06): (MAC 03/04/19): Please see the 01/16/2019 Change of Circumstance, which documents the change in Lender Credit in the amount of $7,155.00, as a result of the loan amount change to $50,000.00 and extending the lock.	03/06/2019			1	A	1/XX/2019	CO	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206135280	XXX	XXX	02/21/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,636.00 exceeds tolerance of $1,478.00 plus 10% or $1,625.80. Insufficient or no cure was provided to the borrower. (0)	The Lender credited the Borrower $10.20 at closing for the Cost to Cure.

Reviewer Comment (2019-03-06): Lender credited the Borrower $10.20 at closing for the Cost to Cure.

Buyer Comment (2019-03-06): (MAC 03/04/19): A borrower reimbursement for $10.20 already occurred on the date of consummation, 01/17/2019, and was included in the Lender Credit totalling $7,165.20 ($7,155.00 Lender Credit + $10.20 Borrower Reimbursement). Line J2 of the 01/17/2019  final CD noted the "Lender Credits (includes $10.20 credit for increase in Closing Costs above legal limit)." Since the borrower reimbursement had already took place at consummation; included the reason for reimbursement to cure the issue; and was signed by the borrower, no further action would be required. Please see the executed Deed of Trust and 01/17/2019 final CD documenting the aforementioned consummation date and described curative action.

													03/06/2019			1	A	1/XX/2019	CO	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206135280	XXX	XXX	03/06/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,636.00 exceeds tolerance of $1,478.00 plus 10% or $1,625.80. Sufficient or excess cure was provided to the borrower at Closing. (0)	Lender credited the Borrower $10.20 at closing for the Cost to Cure.					03/06/2019		1	A	1/XX/2019	CO	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206135281	XXX	XXX	02/22/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX CPA Letter

Missing CPA letter or sufficient documentation to verify self-employment history for 2 years.  Lender approved exception in the file not requiring 2 year history of the K-1 income.  Borrower has been with the same company for 19 years. Borrower was a W-2 employee earning $150,000 per year. In 8/2017 he was promoted at XXX to a partner level and in turn received a pay increase. As a partner, he is now paid via K-1. His 2018 pay stubs show a total earnings of $278,265 with a letter from his employer indicating the anticipated income for 2019 should be $313,050 via K-1. Lender is using the conservative approach at $11,640 per month.

										777 representative FICO score > 600guideline minimum Borrower on this full documentation loan has a disposable income of $22,153.39 Liquid assets of $82,180 which equate to over 17 months reserves.	Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-25): Client elects to waive.			02/25/2019	2	B	1/XX/2019	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	N/A	N/A	No
206135283	XXX	XXX	02/26/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 21,053.04 on Final Closing Disclosure provided on 01/23/2019 not accurate. (Final/01/23/2019)	The Property Tax Listed in the Title is $9,920.51 semi annually a year or $19,841.02 for the Year. The Hazard Insurance Premium of $1,218.00. The grand Total of both would be $21,059.02, not $21,053.04 as reflected on the Closing Disclosure.			Reviewer Comment (2019-03-06): AMC received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2019-03-06): (MAC 03/04/19): Please see PC CD with borrower letter issued 02/04/2019, which shows corrected Estimated Property Costs over Year 1 as $21,053.04.		03/06/2019		2	B	1/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206135283	XXX	XXX	02/26/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/23/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/01/23/2019)	Final CD indicates the loan will not have an escrow account, however the reason, either it was declined by the borrower or the lender does not offer one was not provided. Provide a PC CD with the appropriate details provided and a corresponding letter of explanation. The Box in the Section needs to be Checked.			Reviewer Comment (2019-04-18): AMC received PCCD correcting escrow section and LOE. Exception Cured. Buyer Comment (2019-04-17): MD 4/17/19, lender corrected escrow statement with revised PCCD on 2/4/19, please see PCCD, LOE and proof of delivery.		04/18/2019		2	B	1/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206135283	XXX	XXX	02/26/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $336.00 exceeds tolerance of $267.00 plus 10% or $293.70. Insufficient or no cure was provided to the borrower. (0)	This was corrected on the PC CD issued 2/4/2019, however the LOE provided to accompany the PC CD did not mention that the recording fees had changed.			Reviewer Comment (2019-03-06): AMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2019-03-06): MD 3/6/19, there is regulatory requirement that the LOE provide this level of detail. TILA 130(b) only states that "the creditor or assignee notifies the person concerned of the error and makes whatever adjustments in the appropriate account are necessary to assure that the person will not be required to pay an amount in excess of the charge actually disclosed". This should not be considered an error,		03/06/2019		2	B	1/XX/2019	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206135283	XXX	XXX	02/26/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/23/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/23/2019)	Final CD disclosed a change in Total Closing Costs, however, did not disclose the amount by which the change exceeded the legal limit.							2	B	1/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206135284	XXX	XXX	02/20/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/19/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/19/2019)	Final CD reflects cure of $23.85 however does not address cure required to increase in discount points.			Reviewer Comment (2019-03-07): Change of Circumstance - rate lock extension	03/07/2019			1	A	1/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206135284	XXX	XXX	02/20/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,382.65 exceeds tolerance of $3,106.00. Insufficient or no cure was provided to the borrower. (7200)	Discount points increased to $4,382.65 without valid COC or documentation of cure provided to borrower.

Reviewer Comment (2019-03-07): Change of Circumstance - rate lock extension

Buyer Comment (2019-03-06): (MAC 03/04/19): Please see the 12/03/2018 COC with revised LE and Discount Point Fee Disclosure that was received and viewed by the borrowers 12/06/2018 per the Disclosure Tracking Details form, documenting a discount point increase to $3,106.00 along with a loan amount increase. Also, please see the 01/11/2019 COC with revised LE issued and viewed by the borrowers 01/11/2019  with a corresponding Discount Point Fee Disclosure per Disclosure Tracking Details form, documenting the rate lock extension with discount point increase to $8,255.00. Because the discount points were subsequently reduced to $4,382.65 on 01/16/2019, a COC documenting the discount point reduction to $4,382.65 would not be required.

													03/07/2019			1	A	1/XX/2019	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206135284	XXX	XXX	02/20/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $173.85 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower. (7520)	Credit report increased by $23.85 however CD reflects cure of $23.85 however insufficient to cure all tolerance issues.			Reviewer Comment (2019-03-07): Cure provided to the borrower at Closing Buyer Comment (2019-03-06): (MAC 03/05/19): EdgeMAC disagrees with the other TRID 0% violation cited. A $23.85 Lender Credit was applied at time of loan consummation per 01/19/2019 final CD which would have been available at time of loan disbursement, which would be sufficient to satisfactorily cure this issue.	03/07/2019			1	A	1/XX/2019	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206135284	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $173.85 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Cure provided to the borrower at Closing					03/07/2019		1	A	1/XX/2019	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206135286	XXX	XXX	02/25/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/03/2019)								2	B	1/XX/2019	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206135288	XXX	XXX	02/22/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/04/2018)								2	B	1/XX/2019	NV	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206135288	XXX	XXX	02/22/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								2	B	1/XX/2019	NV	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206135288	XXX	XXX	02/22/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,714.20 on Final Closing Disclosure provided on 01/11/2019 not accurate. (Final/01/11/2019)	Final disclosure does not reflect an escrow payment for property taxes in section G, Page 1 reflects otherwise, this is causing multiple escrow and payment steam errors

Reviewer Comment (2019-03-20): Cushion was not required to be established for taxes.

Buyer Comment (2019-03-18): MD 3/18/19:  The Amount of Escrowed Property Costs over Year 1 of $1,714.20 is correct and not required to reconcile with Section G, Initial Escrow Payment at Closing. The HOI binder discloses an annual premium of $504.41 and the Tax Records discloses the total taxes as $1209.79 = $1714.20. Section G is designed to disclosed any escrow cushion being collect at closing.  The State of Nevada has non-traditional escrow laws stating the collection to be "reasonably nessary" as they become due, therefore cushion are often not established in NV. IF AMC disagrees, please provide legal citation requiring section G to match est escrow in projected payments/ year 1 escrow totals

													03/20/2019			1	A	1/XX/2019	NV	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206135288	XXX	XXX	02/22/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $360.00 on Final Closing Disclosure provided on 01/11/2019 not accurate. (Final/01/11/2019)	Final disclosure does not reflect an escrow payment for property taxes in section G, Page 1 reflects otherwise, this is causing multiple escrow and payment steam errors

Reviewer Comment (2019-03-20): HOA fees are correctly disclosed in non escrowed property costs year 1.

Buyer Comment (2019-03-18): MD 3/18/19:  The Amount of non-escrowed Property Costs over Year 1 of $360 is correct and not required to reconcile with Section G, Initial Escrow Payment at Closing. The  discloses an monthly amount of $30.  Section G is designed to disclosed any escrow cushion being collect at closing.  The State of Nevada has non-traditional escrow laws stating the collection to be "reasonably nessary" as they become due, therefore cushion are often not established in NV. IF AMC disagrees, please provide legal citation requiring section G to match est escrow in projected payments/ year 1 escrow totals

													03/20/2019			1	A	1/XX/2019	NV	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206135288	XXX	XXX	02/22/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/11/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/703543)	Final disclosure does not reflect an escrow payment for property taxes in section G, Page 1 reflects otherwise, this is causing multiple escrow and payment steam errors

Reviewer Comment (2019-03-20): Escrow deposit for taxes was not required at closing.

Buyer Comment (2019-03-18): MD 3/18/19:  The payment stream does disclose an accurate amount for estimated escrow each month. The HOI binder discloses an annual premium of $504.41 and the Tax Records discloses the total taxes as $1209.79 = $1714.20. Section G is designed to disclosed any escrow cushion being collect at closing.  The State of Nevada has non-traditional escrow laws stating the collection to be "reasonably nessary" as they become due, therefore cushion are often not established in NV. IF AMC disagrees, please provide legal citation requiring section G to match est escrow in projected payments/ year 1 escrow totals

													03/20/2019			1	A	1/XX/2019	NV	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206135288	XXX	XXX	02/22/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/11/2019 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/703544)	Escrow Payment for payment stream 2 is $142.85 on page 1 (for homeowners insurance and property taxes) of the Closing Disclosure, however, page 2 of the Closing Disclosure only has insurance escrowed in the amount of $42.03. These columns should match.

Reviewer Comment (2019-03-20): Escrow deposit for taxes was not required at closing.

Buyer Comment (2019-03-18): MD 3/18/19:  The payment stream does disclose an accurate amount for estimated escrow each month. The HOI binder discloses an annual premium of $504.41 and the Tax Records discloses the total taxes as $1209.79 = $1714.20. Section G is designed to disclosed any escrow cushion being collect at closing.  The State of Nevada has non-traditional escrow laws stating the collection to be "reasonably nessary" as they become due, therefore cushion are often not established in NV. IF AMC disagrees, please provide legal citation requiring section G to match est escrow in projected payments/ year 1 escrow totals

													03/20/2019			1	A	1/XX/2019	NV	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206135288	XXX	XXX	02/22/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/11/2019 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/703543)	Final disclosure does not reflect an escrow payment for property taxes in section G, Page 1 reflects otherwise, this is causing multiple escrow and payment steam errors

Reviewer Comment (2019-03-20): Cushion was not required to be established for taxes.

Buyer Comment (2019-03-18): MD 3/18/19:  The payment stream does disclose an accurate amount for estimated escrow each month. The HOI binder discloses an annual premium of $504.41 and the Tax Records discloses the total taxes as $1209.79 = $1714.20. Section G is designed to disclosed any escrow cushion being collect at closing.  The State of Nevada has non-traditional escrow laws stating the collection to be "reasonably necessary" as they become due, therefore cushion are often not established in NV. IF AMC disagrees, please provide legal citation requiring section G to match est escrow in projected payments, ETIA and year 1 escrow totals

													03/20/2019			1	A	1/XX/2019	NV	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206135288	XXX	XXX	02/22/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/11/2019 incorrectly disclosed whether property taxes are included in escrow. (Final/01/11/2019)	Final disclosure does not reflect an escrow payment for property taxes in section G, Page 1 reflects otherwise, this is causing multiple escrow and payment steam errors

Reviewer Comment (2019-03-20): Cushion was not required to be established for taxes.

Buyer Comment (2019-03-18): MD 3/18/19:  The payment stream does disclose an accurate amount for estimated escrow each month. The HOI binder discloses an annual premium of $504.41 and the Tax Records discloses the total taxes as $1209.79 = $1714.20. Section G is designed to disclosed any escrow cushion being collect at closing.  The State of Nevada has non-traditional escrow laws stating the collection to be "reasonably necessary" as they become due, therefore cushion are often not established in NV. IF AMC disagrees, please provide legal citation requiring section G to match est escrow in projected payments, ETIA and year 1 escrow totals

													03/20/2019			1	A	1/XX/2019	NV	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206135289	XXX	XXX	02/25/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/09/2019 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/01/09/2019)	Final disclosure reflects an appraised value of $950,000, 1004 provided reflects value of $1,000,000. However lender utilized the $950,.000 value from the desk review for approval							2	B	1/XX/2019	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206276131	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 11/13/2018 received on or after the date the Closing Disclosure 11/16/2018 12:00:00 AM was received. (Interim/11/13/2018)								2	B	12/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206276131	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/03/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/03/2018)	Security Instrument notarized 12/04/2018 however the Final CD reflects a closing date of 12/03/2018.							2	B	12/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276131	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act – Loan Estimate provided on 11/08/2018 was electronically provided prior to borrower's consent to receive electronic disclosures. Disclosure will not be used to rebaseline for tolerance purposes and may result in disclosure timing violations. Initial LE sent electronically prior to esign consent may result in a fee tolerance violation of up to $4,046.31. (Initial/11/08/2018)	The Initial LE was signed electronically on 11/08/2018 however the E-Sign Disclosure was not sent until 11/09/2018.			Reviewer Comment (2019-03-22): AMC received required documents, exception is cleared.	03/22/2019			1	A	12/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206276131	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/12/03/2018)	The Seller CD is missing from the loan file.							2	B	12/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276131	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/03/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/03/2018)	The Final CD disclosed the dollar amount by which the Total Closing Costs exceeded allowable as $0. The total amount by which the closing costs exceeded allowable $4.061.31 as the Initial LE was signed electronically prior to the borrower signing the the E-Sing Disclosure.			Reviewer Comment (2019-03-22): AMC received required documents, exception is cleared.	03/22/2019			1	A	12/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276131	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $940.31 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points of $940.31 was not disclosed properly. The Initial LE was signed prior to the E-sign Disclosure. No cure was issued on the Final CD.

Reviewer Comment (2019-03-22): AMC received required documents, exception is cleared.

Buyer Comment (2019-03-21): MD 3/21/2019, Although the lender issued the 11/8/19 LE and allowed the borrower to esign on 11/8/19 (prior to getting econsent of 11/9/18), the lender reissued an identical LE on 11/9/18 that was also esigned on 11/9/18. The 11/9/18 LE meets the early disclosure window requirements and since there were no loan changes, the lender can rely on the 11/9 LE to set their baseline for fees. Failure to get esign consent on 11/8 LE does not mean the lender did not comply with the TRID requirements of §1026.19(e)(1)(iv) when it issued and received econsent for the 11/9 LE. If AMC disagrees, please provide regulatory guidance as to why the lender couldn't rely on the 11/9 LE to baseline fees? Based on the exceptions launched, AMC's argument is the lender cannot charge any fees in this transaction, so the lender's only option to realistically cure the econsent issue would have been to withdraw the application and resubmit?

													03/22/2019			1	A	12/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276131	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Settlement / Closing / Escrow Fee. Fee Amount of $420.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73147)	The Settlement / Closing / Escrow Fee of $420.00 was not disclosed properly. The Initial LE was signed prior to the E-sign Disclosure. No cure was issued on the Final CD.

Reviewer Comment (2019-03-22): AMC received required documents, exception is cleared.

Buyer Comment (2019-03-21): MD 3/21/2019, Although the lender issued the 11/8/19 LE and allowed the borrower to esign on 11/8/19 (prior to getting econsent of 11/9/18), the lender reissued an identical LE on 11/9/18 that was also esigned on 11/9/18. The 11/9/18 LE meets the early disclosure window requirements and since there were no loan changes, the lender can rely on the 11/9 LE to set their baseline for fees. Failure to get esign consent on 11/8 LE does not mean the lender did not comply with the TRID requirements of §1026.19(e)(1)(iv) when it issued and received econsent for the 11/9 LE. If AMC disagrees, please provide regulatory guidance as to why the lender couldn't rely on the 11/9 LE to baseline fees? Based on the exceptions launched, AMC's argument is the lender cannot charge any fees in this transaction, so the lender's only option to realistically cure the econsent issue would have been to withdraw the application and resubmit?

													03/22/2019			1	A	12/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276131	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of $675.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73196)	The Underwriting Fee of $675.00 was not disclosed properly. The Initial LE was signed prior to the E-sign Disclosure. No cure was issued on the Final CD.

Reviewer Comment (2019-03-22): AMC received required documents, exception is cleared.

Buyer Comment (2019-03-21): MD 3/21/2019, Although the lender issued the 11/8/19 LE and allowed the borrower to esign on 11/8/19 (prior to getting econsent of 11/9/18), the lender reissued an identical LE on 11/9/18 that was also esigned on 11/9/18. The 11/9/18 LE meets the early disclosure window requirements and since there were no loan changes, the lender can rely on the 11/9 LE to set their baseline for fees. Failure to get esign consent on 11/8 LE does not mean the lender did not comply with the TRID requirements of §1026.19(e)(1)(iv) when it issued and received econsent for the 11/9 LE. If AMC disagrees, please provide regulatory guidance as to why the lender couldn't rely on the 11/9 LE to baseline fees? Based on the exceptions launched, AMC's argument is the lender cannot charge any fees in this transaction, so the lender's only option to realistically cure the econsent issue would have been to withdraw the application and resubmit?

													03/22/2019			1	A	12/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276131	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $595.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7334)	The Processing Fee of $595.00 was not disclosed properly. The Initial LE was signed prior to the E-sign Disclosure. No cure was issued on the Final CD.

Reviewer Comment (2019-03-22): AMC received required documents, exception is cleared.

Buyer Comment (2019-03-21): MD 3/21/2019, Although the lender issued the 11/8/19 LE and allowed the borrower to esign on 11/8/19 (prior to getting econsent of 11/9/18), the lender reissued an identical LE on 11/9/18 that was also esigned on 11/9/18. The 11/9/18 LE meets the early disclosure window requirements and since there were no loan changes, the lender can rely on the 11/9 LE to set their baseline for fees. Failure to get esign consent on 11/8 LE does not mean the lender did not comply with the TRID requirements of §1026.19(e)(1)(iv) when it issued and received econsent for the 11/9 LE. If AMC disagrees, please provide regulatory guidance as to why the lender couldn't rely on the 11/9 LE to baseline fees? Based on the exceptions launched, AMC's argument is the lender cannot charge any fees in this transaction, so the lender's only option to realistically cure the econsent issue would have been to withdraw the application and resubmit?

													03/22/2019			1	A	12/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276131	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $705.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee of $705.00 was not disclosed properly. The Initial LE was signed prior to the E-sign Disclosure. No cure was issued on the Final CD.

Reviewer Comment (2019-03-22): AMC received required documents, exception is cleared.

Buyer Comment (2019-03-21): MD 3/21/2019, Although the lender issued the 11/8/19 LE and allowed the borrower to esign on 11/8/19 (prior to getting econsent of 11/9/18), the lender reissued an identical LE on 11/9/18 that was also esigned on 11/9/18. The 11/9/18 LE meets the early disclosure window requirements and since there were no loan changes, the lender can rely on the 11/9 LE to set their baseline for fees. Failure to get esign consent on 11/8 LE does not mean the lender did not comply with the TRID requirements of §1026.19(e)(1)(iv) when it issued and received econsent for the 11/9 LE. If AMC disagrees, please provide regulatory guidance as to why the lender couldn't rely on the 11/9 LE to baseline fees? Based on the exceptions launched, AMC's argument is the lender cannot charge any fees in this transaction, so the lender's only option to realistically cure the econsent issue would have been to withdraw the application and resubmit?

													03/22/2019			1	A	12/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276131	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $32.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7520)	The Credit Report Fee of $32.00 was not disclosed properly. The Initial LE was signed prior to the E-sign Disclosure. No cure was issued on the Final CD.

Reviewer Comment (2019-03-22): AMC received required documents, exception is cleared.

Buyer Comment (2019-03-21): MD 3/21/2019, Although the lender issued the 11/8/19 LE and allowed the borrower to esign on 11/8/19 (prior to getting econsent of 11/9/18), the lender reissued an identical LE on 11/9/18 that was also esigned on 11/9/18. The 11/9/18 LE meets the early disclosure window requirements and since there were no loan changes, the lender can rely on the 11/9 LE to set their baseline for fees. Failure to get esign consent on 11/8 LE does not mean the lender did not comply with the TRID requirements of §1026.19(e)(1)(iv) when it issued and received econsent for the 11/9 LE. If AMC disagrees, please provide regulatory guidance as to why the lender couldn't rely on the 11/9 LE to baseline fees? Based on the exceptions launched, AMC's argument is the lender cannot charge any fees in this transaction, so the lender's only option to realistically cure the econsent issue would have been to withdraw the application and resubmit?

													03/22/2019			1	A	12/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276131	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $89.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7580)	The Tax Service Fee (Life Of Loan) of $89.00 was not disclosed properly. The Initial LE was signed prior to the E-sign Disclosure. No cure was issued on the Final CD.

Reviewer Comment (2019-03-22): AMC received required documents, exception is cleared.

Buyer Comment (2019-03-21): MD 3/21/2019, Although the lender issued the 11/8/19 LE and allowed the borrower to esign on 11/8/19 (prior to getting econsent of 11/9/18), the lender reissued an identical LE on 11/9/18 that was also esigned on 11/9/18. The 11/9/18 LE meets the early disclosure window requirements and since there were no loan changes, the lender can rely on the 11/9 LE to set their baseline for fees. Failure to get esign consent on 11/8 LE does not mean the lender did not comply with the TRID requirements of §1026.19(e)(1)(iv) when it issued and received econsent for the 11/9 LE. If AMC disagrees, please provide regulatory guidance as to why the lender couldn't rely on the 11/9 LE to baseline fees? Based on the exceptions launched, AMC's argument is the lender cannot charge any fees in this transaction, so the lender's only option to realistically cure the econsent issue would have been to withdraw the application and resubmit?

													03/22/2019			1	A	12/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276131	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee. Fee Amount of $340.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77176)	The Title - Loan Tie-In Fee of $340.00 was not disclosed properly. The Initial LE was signed prior to the E-sign Disclosure. No cure was issued on the Final CD.

Reviewer Comment (2019-03-22): AMC received required documents, exception is cleared.

Buyer Comment (2019-03-21): MD 3/21/2019, Although the lender issued the 11/8/19 LE and allowed the borrower to esign on 11/8/19 (prior to getting econsent of 11/9/18), the lender reissued an identical LE on 11/9/18 that was also esigned on 11/9/18. The 11/9/18 LE meets the early disclosure window requirements and since there were no loan changes, the lender can rely on the 11/9 LE to set their baseline for fees. Failure to get esign consent on 11/8 LE does not mean the lender did not comply with the TRID requirements of §1026.19(e)(1)(iv) when it issued and received econsent for the 11/9 LE. If AMC disagrees, please provide regulatory guidance as to why the lender couldn't rely on the 11/9 LE to baseline fees? Based on the exceptions launched, AMC's argument is the lender cannot charge any fees in this transaction, so the lender's only option to realistically cure the econsent issue would have been to withdraw the application and resubmit?

													03/22/2019			1	A	12/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276131	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $250.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. (0)	The Recording Fee of $250.00 was not present on the Initial LE and no VCC was provided.

Reviewer Comment (2019-03-22): AMC received required documents, exception is cleared.

Buyer Comment (2019-03-21): MD 3/21/2019, Although the lender issued the 11/8/19 LE and allowed the borrower to esign on 11/8/19 (prior to getting econsent of 11/9/18), the lender reissued an identical LE on 11/9/18 that was also esigned on 11/9/18. The 11/9/18 LE meets the early disclosure window requirements and since there were no loan changes, the lender can rely on the 11/9 LE to set their baseline for fees. Failure to get esign consent on 11/8 LE does not mean the lender did not comply with the TRID requirements of §1026.19(e)(1)(iv) when it issued and received econsent for the 11/9 LE. If AMC disagrees, please provide regulatory guidance as to why the lender couldn't rely on the 11/9 LE to baseline fees? Based on the exceptions launched, AMC's argument is the lender cannot charge any fees in this transaction, so the lender's only option to realistically cure the econsent issue would have been to withdraw the application and resubmit?

													03/22/2019			1	A	12/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276131	XXX	XXX	03/12/2019	Credit	Credit	Credit Documentation	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Lender exception to allow the 12 months cancelled checks from 2018 and a private landlord VOR to document 24 month payment history. Borrower has rented for 6+ years since 2012. All payments made as agreed. Comp factors provided.	30.51% DTI on this full documentation loan < 80% guideline max 806 Credit score with program min of 600 Borrower on this full documentation loan has a disposable income of $13,658.31	Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-03-12): Waived per client with documented comp factors and Funding Exception Memo.			03/12/2019	2	B	12/XX/2018	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206276134	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/22/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/22/2019)	Calculating Cash to Close: Final Closing Disclosure provided on 01/22/2019 disclosed an amount exceeded the legal limit of $150. Total 0% Tolerance cure required is $195.			Reviewer Comment (2019-03-21): Change of circumstance provided - co-borrower added to the loan increase credit report fee	03/21/2019			1	A	1/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276134	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	A $150 cure is reflected however is insufficient to cure total 0% tolerance violations of $195.

Reviewer Comment (2019-03-21): $150 cure provided to the borrower at closing

Buyer Comment (2019-03-20): (MAC 03/19/19): Please see the final, signed CD dated 01/22/2019 which noted in Section J. that $150.00 of the Lender credit applied to the loan included a $150.00 credit for an increase in the Closing Costs above the legal limit, which would have been as a result of the $150.00 ClearCapital appraisal fee added to the CD, Section B. No additional refund check is required, as the $150.00 Lender credit was already taken into account and acknowledged by the borrowers at time of loan disbursement as evidenced by the aforementioned CD. Further, the required refund was only $150.00 and not $195.00, as the credit report fee increase from $45.00 to $90.00 was addressed with the 12/27/2018 Change of Circumstance with revised LE adding the co-borrower to the loan.

													03/21/2019			1	A	1/XX/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276134	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $90.00 exceeds tolerance of $45.00. Insufficient or no cure was provided to the borrower. (7520)	This increase in fee requires a $45 cure that wasn't corrected on the final CD or PC CD.			Reviewer Comment (2019-03-21): Change of circumstance provided - co-borrower added to the loan increase credit report fee Buyer Comment (2019-03-20): (MAC 03/19/19): Please see 12/27/2018 Change of Circumstance and revised LE, which noted that the co-borrower was added to the loan. This activity coincides with the electronically-signed 12/27/2018 revised LE, which documents the credit report fee increase.	03/21/2019			1	A	1/XX/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276134	XXX	XXX	03/21/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	$150 cure provided to the borrower at closing					03/21/2019		1	A	1/XX/2019	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276135	XXX	XXX	03/13/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/23/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/23/2019)	Final disclosure reflects a closing date of 01/XX/2019, was executed on 01/XX/2019, file contains a post closing disclosure with the correct closing/funding date							2	B	1/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206276143	XXX	XXX	03/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/09/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/01/09/2019)	Final CD reflects loan as not assumable; however, the Note contains assumption language.							2	B	1/XX/2019	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
206276143	XXX	XXX	03/13/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan is asset qualifier loan with no income calculated and no ratios required. Borrower has $2,067,157.93 in reserves available with only $526,528.98 in required reserves.							2	B	1/XX/2019	WA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
206276143	XXX	XXX	03/13/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio	Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.	Asset Qualification program does not use a DTI							2	B	1/XX/2019	WA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
206276146	XXX	XXX	03/12/2019	Credit	Credit	Miscellaneous	Credit Exception:		File reflects Galton approved exception for property zoned rural. Appraisal reflects suburban.	782 representative FICO score. Borrowers have $686,268 in reserves. Borrower on this (Documentation Type) documentation loan has a disposable income of $34,634.	Originator Pre-Close Originator Aggregator	Reviewer Comment (2019-03-13): Client elects to waive with Compensating Factors.			03/13/2019	2	B	2/XX/2019	CO	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
206276146	XXX	XXX	03/12/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 52.44813% exceeds Guideline total debt ratio of 50.00000%.	DTI difference is due to difference in income calculations from XXX for both borrowers. Review reflects $1843.21 and $2252.73.

Reviewer Comment (2019-06-12): Updated 1st mortgage P&I, and used credit report supplement for P&I on 2nd mortgage. Exception cleared.

Buyer Comment (2019-06-11): 6/11:  The taxes and insurance for the borrower's primary residence is escrowed with their first mortgage.  Please see mortgage statement attached, which was already in the file.

Reviewer Comment (2019-06-10): Depreciation added into income calculation. Calculated DTI now 51.75423%. Primary expense on 1008 which reflects 49.763% DTI is $9,044.59, Final 1003 reflects a Primary payment of $12,848.12. Please provided evidence of tax and insurance for borrowers primary residence 535 Jack Pine Court.

Buyer Comment (2019-06-07): Disagree.  AMC reviewer did not add back the depreciation from the 8825 in the calculation: 2017: $21,995 and 2016: $22,047.  Please clear.

Reviewer Comment (2019-05-09): B1 2 year average $1843.21.  45% owner, Net income after K1 ordinary income/loss 2016 -$5359, 2017 -$4,472, YTD $65,620.38, Net realestate Income or Loss 2016 $24,723, 2017 $29,345 and K1 distribution 2017 $10,258.  Totals for B1: 2016 $19364, 2017 $24873, YTD $65,620.38   B2 55% owner 2 year average $2,252.83, Net income after K1 ordinary income/loss 2016 -$6549, 2017 -$5465, YTD $0, Net realestate Income or Loss 2016 $30216, 2017 $35866 and K1 distribution 2017 $12538.  Totals for B2:2016 $23,667, 2017 $30,401.

Buyer Comment (2019-05-08): Please provide breakdown of income for XXXXXXXXXXX for both borrowers.  Our calculation reflect income to be $2,690 and $3,288 which are close to the same figures as what the lender used.

													06/12/2019			1	A	2/XX/2019	CO	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
206276147	XXX	XXX	03/12/2019	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003									2	B	1/XX/2019	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
206276148	XXX	XXX	03/13/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/25/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/25/2019)	CD does not reflects a cure failed to address required cure for increase in appraisal fee.			Reviewer Comment (2019-03-28): COC form provided do to acreage size	03/28/2019			1	A	1/XX/2019	IA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
206276148	XXX	XXX	03/13/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $540.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal increased from $540 to $600 without valid COC or cure provided to borrower.			Reviewer Comment (2019-03-28): COC form provided do to acreage size Buyer Comment (2019-03-27): (MAC 03/22/19): Please see 01/22/2019 Change of Circumstance, which states "appraisal received on 01/17/19 increased cost to $600.00 due to acreage" and satisfactorily addresses the appraisal fee increase with no further action required.	03/28/2019			1	A	1/XX/2019	IA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
206276148	XXX	XXX	03/13/2019	Credit	Guideline	Guideline Issue	Rural property type is not permitted per Guidelines.		Subject property is considered rural due to comparable sales per the appraisal are over 5 miles from the subject; however, lender provided an exception. The neighborhood characteristics are suburban, built-up 25-75% with stable growth. Property values are stable, demand/supply in balance with marketing times under 3 months. Access to services and major shopping is located within XXX and is approximately a 10-15 minute drive. XXX is located within 5 miles of the subject property.	68.40% LTV < 90% guideline max 799 representative FICO score > 600 guideline minimum - 199 points above guideline minimum 29.19% DTI on this alt documentation loan < 50% guideline max	Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-03-13): Lender deviation provided.			03/13/2019	2	B	1/XX/2019	IA	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206276151	XXX	XXX	03/13/2019	Credit	Credit	Miscellaneous	Credit Exception:		Clarity on the Provision and confirmation that the note is not cross Collateralized. Cross-Default Provision in 1-4 Rider appears to reference cross collateralization as if one note is defaulted then all notes can be called due. Please clarify provision and whether or not it’s considered cross collateralized			Reviewer Comment (2019-04-03): Received verification note is not cross collateralized. Buyer Comment (2019-04-02): The 1-4 Family Rider contains a Cross-Default language that is standard default language on Fannie Mae 1-4 Family Rider for the protection of the lender. This is not a "cross collateralization provision".	04/03/2019			1	A	12/XX/2018	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
206276151	XXX	XXX	03/13/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	The loan file is missing the original LE dated 11/05/2018. Provide evidence of earlier receipt of the Right to Receive an Appraisal..							2	B	12/XX/2018	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
206276151	XXX	XXX	03/13/2019	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/10/2018 Disaster End Date: 11/XX/2018 Disaster Name: XXX Disaster Declaration Date: 11/XX/2018				Reviewer Comment (2019-03-15): Client is reviewing properties in FEMA areas as they believe appropriate.	03/15/2019			1	A	12/XX/2018	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
206276153	XXX	XXX	03/06/2019	Credit	System	General	Closing Disclosure Subject Address does not match Note address.	Date Issued: 01/XX/2019, Date Issued: 01/XX/2019	The CD does not reflect the Unit Number for the subject as indicated on the Note as XXX.			Reviewer Comment (2019-03-21): Complete address continued on final page. Exception Cleared. Buyer Comment (2019-03-20): (MAC 03/19/19): Please see page 6 of the final CD dated 01/24/2019, which shows the subject property address with unit XXX. There was not enough field space allowed on page 1 of the form, which resulted in the entire address to be disclosed on page 6 instead. Also, Per the SFIG TRID 3.0 matrix, the disclosures in section 38(a)(3) are considered EV2's if not correct.	03/21/2019			1	A	1/XX/2019	MA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
206276155	XXX	XXX	03/07/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX CPA Letter, K-1 (2017), P&L Statement	P&L and CPA letter not provided for XXX.; P&L and CPA letter not provided for XXX; P&L and CPA letter not provided for XXX; P&L and CPA letter not provided for XXX; P&L, CPA letter, and 2017 K1 not provided for XXX; P&L, CPA letter, and 2017 K1 not provided for XXX.

Reviewer Comment (2019-06-11): not provided. 1040's provided are not signed.
Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required.

Buyer Comment (2019-06-10): These two K1 documents were already in the file.  Uploading for AMC to review again.

Reviewer Comment (2019-05-09): Missing 2017 K1 for XXXXXXXXXXX, missing 2017 K1 for XXXXXXXXXXXXXX.

Buyer Comment (2019-05-08): Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX   The income for these were not utilized and therefore, P&L and CPA letters are not required.

													06/11/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Credit	Assets	Asset Documentation	Guideline Issue:Insufficient asset documentation.	XXX	Two months required per guidelines. Only one provided.			Reviewer Comment (2019-05-09): Updated assets, removed, sufficient reserves remained. Buyer Comment (2019-05-08): These asset accounts were not utilized for qualifying as borrower has more than sufficient reserves at 70 months. Please clear exception.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/01/2018)								2	B	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone	Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.								2	B	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								2	B	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations provided on 11/21/2018 was not provided within three business days of application, application date 10/01/2018. No evidence of early receipt located in the file.							2	B	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	Transcripts, P&L and CPA letter not provided. 1040's provided are not signed.			Reviewer Comment (2019-05-09): Borrower has less than 25% ownership. Buyer Comment (2019-05-08): Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	Transcripts, P&L and CPA letter not provided. 1040's provided are not signed.			Reviewer Comment (2019-05-09): The most recent K1 provided was marked as Final. Borrower has terminated interest in business or business entity has been terminated. Buyer Comment (2019-05-08): Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	Transcripts, P&L and CPA letter not provided. 1040's provided are not signed.			Reviewer Comment (2019-05-09): The most recent K1 provided was marked as Final. Borrower has terminated interest in business or business entity has been terminated. Buyer Comment (2019-05-08): Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	Transcripts, P&L and CPA letter not provided. 1040's provided are not signed.			Reviewer Comment (2019-05-09): The most recent K1 provided was marked as Final. Borrower has terminated interest in business or business entity has been terminated. Buyer Comment (2019-05-08): Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records. (XXX/Partnership)	Transcripts, P&L and CPA letter not provided. 1040's provided are not signed.			Reviewer Comment (2019-05-09): not provided. 1040's provided are not signed. Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required. Buyer Comment (2019-05-08): Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records. (XXX/Partnership)	Transcripts, P&L and CPA letter not provided. 1040's provided are not signed.			Reviewer Comment (2019-05-09): not provided. 1040's provided are not signed. Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required. Buyer Comment (2019-05-08): Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	Transcripts, P&L and CPA letter not provided. 1040's provided are not signed.			Reviewer Comment (2019-05-09): The most recent K1 provided was marked as Final. Borrower has terminated interest in business or business entity has been terminated. Buyer Comment (2019-05-08): Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	Transcripts, P&L and CPA letter not provided. 1040's provided are not signed.			Reviewer Comment (2019-05-09): The most recent K1 provided was marked as Final. Borrower has terminated interest in business or business entity has been terminated. Buyer Comment (2019-05-08): Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	Transcripts, P&L and CPA letter not provided. 1040's provided are not signed.			Reviewer Comment (2019-05-09): The most recent K1 provided was marked as Final. Borrower has terminated interest in business or business entity has been terminated. Buyer Comment (2019-05-08): Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX/Partnership)	Transcripts, P&L and CPA letter not provided. 1040's provided are not signed.			Reviewer Comment (2019-05-09): not provided. 1040's provided are not signed. Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required. Buyer Comment (2019-05-08): Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX/Partnership)	Transcripts, P&L and CPA letter not provided. 1040's provided are not signed.			Reviewer Comment (2019-05-09): not provided. 1040's provided are not signed. Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required. Buyer Comment (2019-05-08): Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	Transcripts, P&L and CPA letter not provided. 1040's provided are not signed.			Reviewer Comment (2019-05-09): Borrower has less than 25% ownership. Buyer Comment (2019-05-08): Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/24/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/24/2019)	Final CD disclosed $185.00 by which the total closing costs exceeds legal limit, however, the amount by which the change exceeds is $221.32. Cure in the amount of $36.32 not provided to the borrower.			Reviewer Comment (2019-03-28): Change of circumstance loan amount increase	03/28/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	ATR Fail	Yes
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/23/2019)	Final CD issued 1/24/2019 was not provided within three business days of closing, closing date 1/26/2019. No evidence of early receipt located in the file.			Reviewer Comment (2019-03-28): evidence of earlier receipt of the Initial CD provided. Buyer Comment (2019-03-27): MD 3/25/19, disclosure tracker in file shows Initial CD dated 1/23/19 was provided electronically on 1/23 with consent. There were no changes to the 1/24 CD that would have required an additional 3 day waiting period. Lender would be allowed to provide this CD to borrower at time of consummation.	03/28/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $635.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Binding LE disclosed an Appraisal Fee of $450.00, however, Final CD disclosed $635.00 and also disclosed a $185.00 credit for increase in Closing Costs above legal limit. Cure for 0% tolerance violation was provided.			Reviewer Comment (2019-03-28): $185 cure provided to the borrower at closing Buyer Comment (2019-03-27): MD 3/25/19, EdgeMAC accepted the 10/22 CoC to rebaseline the transfer tax, so cure provided is sufficient to cover increase in appraisal fee, no additional cure needed.	03/28/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	ATR Fail	Yes
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,174.00 exceeds tolerance of $3,138.00. Insufficient or no cure was provided to the borrower. (8304)	Binding LE disclosed Transfer Tax of $3,138.00, however, Final CD disclosed $3,174.00 and no cure was provided to the borrower.			Reviewer Comment (2019-03-28): Change of circumstance loan amount increase Buyer Comment (2019-03-27): MD 3/25/19, lender provided additional tax information to support ETIA/non-escrow amounts. Uploaded for review	03/28/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	ATR Fail	Yes
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 64,258.44 on Final Closing Disclosure provided on 01/24/2019 not accurate. (Final/01/24/2019)	Estimated property costs over year 1 of $64,258.44 disclosed on CD based on 12 months of $5,354.87 monthly property costs. Hazard in file was $395.42, taxes used were $2,121.75 based on tax cert and HOA dues were $2,170.00 per appraisal, totaling $5,410.30 x 12 = $64,923.60. Based on 1008, difference appears to be in the taxes, qualified at $2,743.03 monthly by lender. Please provide either verification of $2,743.03 taxes dues or a corrected CD and an LOE to the borrower to cure this exception.			Reviewer Comment (2019-03-28): Tax Cert provided confirms 1st and 2nd installment amounts	03/28/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	ATR Fail	Yes
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Originator Loan Designation of Non QM captured according to the deal documents.			Reviewer Comment (2019-05-09): Borrower has less than 25% ownership.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	ATR Fail	Yes
206276155	XXX	XXX	03/07/2019	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Income / Asset Third Party Documentation and Employment Status Verification not provided.			Reviewer Comment (2019-06-11): Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXXXXXXXXXXXXXXX The income for these were not utilized and therefore, P&L and CPA letters are not required.	06/11/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/07/2019	Credit	Guideline	Guideline Issue	The borrower is self-employed. Guidelines require verification of the borrower's business within 30 days of the note date.

Lender exception in the file for missing several businesses K1 documentation for tax year 2016. Borrower 2016 personal tax returns reflect business on Sch E with K1s not provided. K1 documentation being excluded reflects on Sch E as no earnings or "entire disposition of business" in footnotes (verifies final year of reporting). Entities noted as "entire disposition do not report on 2017 personal tax returns further indicating no additional profit/loss to be realized. Entities reporting zero earnings in 2016 reflect the same in 2017. K1s for these businesses in 2017 also report < 25% ownership further supporting waiver of documentation.

										FICO 781 min per program of 600 5.31% LTV < 95%guideline max Borrower on this full documentation loan has a disposable income of $21,000+ 88 months reserves (6 required).	Originator Pre-Close Originator Pre-Close Originator Pre-Close Aggregator	Reviewer Comment (2019-03-13): Client elects to waive with Compensating Factors.			03/13/2019	2	B	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/13/2019	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 08/31/2018 // Account Type: Individual Retirement Account (IRA) / Account Number: XXX Asset Account Date: 08/31/2018	Guidelines require assets to be no more than 90 days old as of the Note Date.			Reviewer Comment (2019-05-09): Updated assets, removed, sufficient reserves remained. Buyer Comment (2019-05-08): This asset was not utilized for qualifying as borrower has more than sufficient reserves at 70 months. Please clear exception.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/13/2019	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 08/31/2018 // Account Type: Individual Retirement Account (IRA) / Account Number: XXX Asset Account Date: 08/31/2018	Guidelines require assets to be no more than 90 days old as of the Note Date.			Reviewer Comment (2019-05-09): Updated assets, removed, sufficient reserves remained. Buyer Comment (2019-05-08): This asset was not utilized for qualifying as borrower has more than sufficient reserves at 70 months. Please clear exception.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/13/2019	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 09/30/2018 // Account Type: Individual Retirement Account (IRA) / Account Number: XXX Asset Account Date: 09/30/2018	Guidelines require assets to be no more than 90 days old as of the Note Date.			Reviewer Comment (2019-05-09): Updated assets, removed, sufficient reserves remained. Buyer Comment (2019-05-08): This asset was not utilized for qualifying as borrower has more than sufficient reserves at 70 months. Please clear exception.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/13/2019	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 08/31/2018 // Account Type: Individual Retirement Account (IRA) / Account Number: XXX Asset Account Date: 08/31/2018	Guidelines require assets to be no more than 90 days old as of the Note Date.			Reviewer Comment (2019-05-09): Updated assets, removed, sufficient reserves remained. Buyer Comment (2019-05-08): This asset was not utilized for qualifying as borrower has more than sufficient reserves at 70 months. Please clear exception.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	03/28/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $635.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	$185 cure provided to the borrower at closing					03/28/2019		1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	ATR Fail	Yes
206276155	XXX	XXX	05/09/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	not provided. 1040's provided are not signed. Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXX The income for these were not utilized and therefore, P&L and CPA letters are not required.			Reviewer Comment (2019-05-09): Borrower has less than 25% ownership.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	05/09/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	not provided. 1040's provided are not signed. Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXX. The income for these were not utilized and therefore, P&L and CPA letters are not required.			Reviewer Comment (2019-05-09): Borrower has less than 25% ownership.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	05/09/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	not provided. 1040's provided are not signed. Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXX. The income for these were not utilized and therefore, P&L and CPA letters are not required.			Reviewer Comment (2019-05-09): Borrower has less than 25% ownership.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276155	XXX	XXX	05/09/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	not provided. 1040's provided are not signed. Per the third party CPA Letter in the file, the only business that the borrower owns more than 25% is XXX. The income for these were not utilized and therefore, P&L and CPA letters are not required.			Reviewer Comment (2019-05-09): Borrower has less than 25% ownership.	05/09/2019			1	A	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Fail	No
206276157	XXX	XXX	03/08/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								2	B	1/XX/2019	WA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206276157	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 12/04/2018, Most Recent Tax Return End Date 12/31/2016, Tax Return Due Date 04/15/2018. (XXX/Schedule C)	*This is an Error*. The 1040's in the loan file are 2017 and 2016.							2	B	1/XX/2019	WA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206276158	XXX	XXX	03/12/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								2	B	1/XX/2019	GA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206276158	XXX	XXX	03/12/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $442.00 exceeds tolerance of $425.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Cure for Appraisal Fee of $17 was provided.					03/12/2019		1	A	1/XX/2019	GA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206276160	XXX	XXX	03/12/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/24/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/24/2019)	The Final CD disclosed the dollar amount by which the Total Closing Costs exceeded allowable as $24.70. The total amount by which the closing costs exceeded allowable $217.00 as the fees were not present on the Initial LE and there was no Valid Change of Circumstance.			Reviewer Comment (2019-03-21): AMC received required documents, exception is cleared.	03/21/2019			1	A	1/XX/2019	OR	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206276160	XXX	XXX	03/12/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The Appraisal Desk Review Fee was not disclosed on the Initial LE and there was no VCC for the addition of the fee. No cure was issued on an in file CD.			Reviewer Comment (2019-03-21): AMC received required documents, exception is cleared. Buyer Comment (2019-03-20): (MAC 03/19/19): Please see the 01/07/2019 Change of Circumstance which disclosed the addition of the $150.00 Appraisal Desk Review Fee (Clear Capital CDA), which is a loan requirement. As a result, the tolerance was reset and a borrower reimbursement would not be required.	03/21/2019			1	A	1/XX/2019	OR	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206276160	XXX	XXX	03/12/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $517.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee was increased on the Final CD and there was no VCC for the addition of the fee. No cure was issued on an in file CD.			Reviewer Comment (2019-03-21): AMC received required documents, exception is cleared. Buyer Comment (2019-03-20): (MAC 03/19/19): Please see the 12/31/18 Change of Circumstance which disclosed the appraisal fee increase to $517.00. As a result, the tolerance was reset and a borrower reimbursement would not be required.	03/21/2019			1	A	1/XX/2019	OR	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206276161	XXX	XXX	03/12/2019	Credit	Assets	Asset Documentation	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXX / End Date: 12/31/2018 // Account Type: Savings / Account Number: XXX	Two months bank statements required for XXX account			Reviewer Comment (2019-04-01): Upon further research, exception has been cancelled. Buyer Comment (2019-03-28): Disagree. The Capital One account 0512 is a Savings account with quarterly statements. The statement in the file reflects activity from 10/1/2018 to 12/31/2018, which more than satisfies the 2-month period required.				1	A	1/XX/2019	CA	Primary	Refinance - Cash-out - Other		A	A	A	A	A	A	A	A	Non QM	Non QM	No
206276162	XXX	XXX	03/14/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX P&L Statement

Reviewer Comment (2019-06-03): All P&L's for income calculation have been provide.

Reviewer Comment (2019-05-10): Misc_Profit and Loss.pdf  is P&L for XXXXXXXXX Law Group APC, the P&L we are missing is for the C-Corp XXXXXXXXXXXX.

Buyer Comment (2019-05-09): XXXXXXXXXXXXXXXXXXXXXX - as indicated  from previous comment.  Please clear.

Reviewer Comment (2019-04-17): P&L for XXXXXXXXXXXXXX, APC was provided in file however, P&L for XXXXXXXXXX, APC was not provided.

Buyer Comment (2019-04-16): The P&L Statement for borrower - both XXXXXXXXXXXXXXXXXXXXXXXXXX - are already in the loan file and located in the Income and Assets folder, Misc_Profit and Loss.pdf and Misc_Profit and Loss_1.pdf documents.  Please clear.

													06/03/2019			1	A	1/XX/2019	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
206276162	XXX	XXX	03/14/2019	Credit	Income	Document Error	Missing evidence of current Insurance Expense for property.	Address: XXX				Reviewer Comment (2019-04-17): After further review evidence property history report and mortgage statement reflect property is not in borrowers name is in file, REO liability has been removed from DTI. Buyer Comment (2019-04-16): The XXXXXXXXXX property belongs to spouse and therefore was not included, PITI ommitted. Please clear exception.	04/17/2019			1	A	1/XX/2019	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
206276162	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/31/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/31/2019)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing			Reviewer Comment (2019-03-28): Change of circumstance provided	03/28/2019			1	A	1/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206276162	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,200.00 exceeds tolerance of $1,150.00. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,200.00 exceeds tolerance of $1,150.00. Missing proof of valid change for this increase, insufficient or no cure was provided to the borrower.

Reviewer Comment (2019-03-28): Change of circumstance provided

Buyer Comment (2019-03-27): (MAC 03/22/19): Please see 12/27/18 initial LE which shows in Section B that there were two separate Appraisal Fees disclosed: $1,150.00 Appraisal Fee and $500.00 2nd Appraisal. Regarding the $1,150.00 Appraisal Fee, the 01/31/2019 Final CD showed this fee was reduced to $600.00; no issue noted. Regarding the $500.00 2nd Appraisal Fee, please see the 01/23/2019 Change of Circumstance  which noted that the "second appraisal fee increased due to rush." The 01/23/2019 Change of Circumstance satisfactorily addressed the fee increase and no further action would be required.

													03/28/2019			1	A	1/XX/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206276162	XXX	XXX	03/14/2019	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003									2	B	1/XX/2019	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
206276163	XXX	XXX	03/12/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/30/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/30/2019)	Final CD reflects closing date of 1/XX/19 however actual date of consummation was 1/XX/19. Cleared by post closing CD dated 2/7/19 which reflects correct closing date of 1/XX/19.							2	B	1/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206276163	XXX	XXX	03/12/2019	Credit	Credit	Miscellaneous	Credit Exception:		Missing completed 2016 W-2's for co-borrower. Co-borrower provided W-2's for current employer. Missing W-2's for previous employment positions which is not being used to qualify.	790 representative FICO score. 46 months reserves. Borrower has employment stability for 15 years. Borrower on this full documentation loan has a disposable income of $13,875.	Originator Pre-Close Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-04-01): Exception approval provided, client elects to waive based on compensating factors. Buyer Comment (2019-03-28): Disagree. The file contains an approved Exception from Galton for the co-borrower's previous employment 2016 W2, which is not being used. Please waive exception.			04/01/2019	2	B	1/XX/2019	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206276167	XXX	XXX	03/12/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 01/31/2019 did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/01/31/2019)	Final CD issued 1/31/2019 did not provide the broker's contact information and NMLS ID.			Reviewer Comment (2019-04-05): Letter of Explanation & Corrected Closing Disclosure provided prior to AMC review Buyer Comment (2019-04-05): MD 4/4/19, Received updated PCCD with Broker's LO info/license info disclosed along with POD and LOE.		04/05/2019		2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206276167	XXX	XXX	03/12/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $9,000.00 exceeds tolerance of $8,663.00. Sufficient or excess cure was provided to the borrower at Closing. (7326)	Binding LE disclosed Loan Originator Compensation of $8,663.00, however, Final CD disclosed $9,000.00 and also disclosed a $337.50 credit for increase in Closing Costs above legal limit. Cure for 0% tolerance violation was provided.					03/12/2019		1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206276167	XXX	XXX	03/15/2019	Credit	Credit	Miscellaneous	Credit Exception:		Property type discrepancy. 2 full appraisals in file. First appraisal identifies the subject as a SFR vs the second appraisal correctly identifying the subject as a PUD.

Reviewer Comment (2019-04-01): Lender acknowledges discrepancy, file reviewed correctly.

Buyer Comment (2019-03-28): The second appraisal does correctly identify the subject as a PUD with minimal HOA dues of $28.50/month.  The first appraisal not marking the PUD box is not material and considered a typo as the project name was identified as XXXXXXXXXXXX which matches the second appraisal.  The Deed of Trust does have the PUD Rider attached.  The CDA reports in file show 0% variance and CU Risk Score is at 2; and CLTV at 56.34%.   The typo on the first appraisal is non-material.  Please clear exception.

													04/01/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
206276171	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Please provide tax returns that are signed by the borrowers.							2	B	1/XX/2019	CO	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206276171	XXX	XXX	03/11/2019	Compliance	Compliance	State Compliance	Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided)	Colorado Home Loan (HB1322): Loan file does not contain a Tangible Net Benefit Disclosure (or similar document).								2	B	1/XX/2019	CO	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206276171	XXX	XXX	03/11/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 01/25/2019 did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/01/25/2019)	The Contact Information is missing the Mortgage Broker Contact NMLS ID number. Please provided corrected Closing Disclosure.			Reviewer Comment (2019-04-08): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-04-05): MD 4/4/19, received Updated PCCD reflecting LO license info along with POD and LOE.		04/08/2019		2	B	1/XX/2019	CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206276172	XXX	XXX	03/13/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Asset Qualifier. No DTI supplied, adequate assets documented to cover guideline requirements.			Reviewer Comment (2019-03-15): Regraded to eV2, Asset Qual program				2	B	2/XX/2019	CA	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
206276172	XXX	XXX	03/13/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Asset Qualifier. No DTI supplied, adequate assets documented to cover guideline requirements.							2	B	2/XX/2019	CA	Second Home	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
206276172	XXX	XXX	03/13/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	Asset Qualifier. No DTI supplied, adequate assets documented to cover guideline requirements.			Reviewer Comment (2019-03-15): Regraded to eV2, Asset Qual program				2	B	2/XX/2019	CA	Second Home	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
206276172	XXX	XXX	03/13/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/06/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/06/2019)	Closing date disclosed on all CDs 02/04/2019. Actual closing date 02/XX/2019.							2	B	2/XX/2019	CA	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
206276172	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio	Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.	Asset Qualification program does not use a DTI.			Reviewer Comment (2019-03-15): Regraded to eV2, Asset Qual program				2	B	2/XX/2019	CA	Second Home	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
206276173	XXX	XXX	03/13/2019	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 01/15/2019 received on or after the date the Closing Disclosure 1/18/2019 12:00:00 AM was received. (Interim/01/15/2019)	Missing evidence that the borrower was provided the final revised loan estimate at least 4 business days prior to closing							2	B	1/XX/2019	CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
206276173	XXX	XXX	03/13/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/24/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/24/2019)	The Final CD disclosed the dollar amount by which the Total Closing Costs exceeded allowable as $0. The total amount by which the closing costs exceeded allowable is $391.30, as the fees were not present on the Initial LE and there was no Valid Change of Circumstance.			Reviewer Comment (2019-03-28): Letter of Explanation & Corrected Closing Disclosure provided. PC-CD reduces recording fee confirmed from Settlement Statement no cure required as recording fee was actually less than the amount disclosed. Cure provided prior to AMC review		03/28/2019		2	B	1/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276173	XXX	XXX	03/13/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $375.00 exceeds tolerance of $267.00 plus 10% or $293.70. Insufficient or no cure was provided to the borrower. (0)	The 10% fees were exceeded by $81.30. There was no VCC for the addition or increase in fees. No cure was issued on an in file CD.

Reviewer Comment (2019-03-28): Letter of Explanation & Corrected Closing Disclosure provided.  PC-CD reduces recording fee confirmed from Settlement Statement no cure required as recording fee was actually less than the amount disclosed. Cure provided prior to AMC review

Buyer Comment (2019-03-27): (MAC 03/20/19): Please see the dry state disbursement CD dated 02/05/2019 with borrower letter and USPS Mail Attestation, which shows the final Recording Fee figure at disbursement was $134.00 and lower than the Recording Fee noted on the initial LE. Since the actual Recording Fee was accounted for at time of loan disbursement, no further borrower refund is required.

														03/28/2019		2	B	1/XX/2019	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276173	XXX	XXX	03/15/2019	Credit	Credit	Miscellaneous	Credit Exception:		The Subject property is in an incomplete condition and will be allowed to close in an incomplete status. Lender will allow a processors cert or lender certification in lieu of a 1004D verifying the work is complete along with photos which can be submitted post purchase. Loan file missing Certification and photographs.	45.18% LTV < 90.00 guideline max - $1,310,985.00 more equity than required by program guidelines 761 representative FICO score > 720 guideline minimum - 41 points above guideline minimum 32.21% DTI on this Full documentation loan < 43% guideline max - 10.97% below program guideline maximum	Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-03-15): Client elects to waive with Compensating Factors.			03/15/2019	2	B	1/XX/2019	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206276176	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure AP Table First Change	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 02/06/2019 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/02/06/2019)	Note, CD and I/O rider reflect a 10 year interest only term, however the payment disclosed reflects a fully amortizing payment.

Reviewer Comment (2019-04-08): Letter of Explanation & Corrected Closing Disclosure provided.  Lender re-draw on Closing Docs and provided the following: RTC signed and updated,  Corrected Note, Corrected CD, Corrected Security Instrument, LOE to borrower.  All documents signed by borrower.  Document provided and signed prior to AMC review

Buyer Comment (2019-04-05): MD 4/4/19, Lender redrew docs and reclosed the loan on 3/XX/19 to remove the 10 IO period and disclose loan as a 10/1 ARM. The PCCD to correct the product was provided 3/8 to allow for the additional 3 day waiting period. Uploaded new PCCD, POD (signed in person on 3/8/19), LOE, new Note, new MTG and new NoRTC forms

														04/08/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276176	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure AP Table Maximum Payment	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 02/06/2019 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/02/06/2019)	Note, CD and I/O rider reflect a 10 year interest only term, however the payment disclosed reflects a fully amortizing payment.

Reviewer Comment (2019-04-08): Letter of Explanation & Corrected Closing Disclosure provided.  Lender re-draw on Closing Docs and provided the following: RTC signed and updated,  Corrected Note, Corrected CD, Corrected Security Instrument, LOE to borrower.  All documents signed by borrower.  Document provided and signed prior to AMC review

Buyer Comment (2019-04-05): MD 4/4/19, Lender redrew docs and reclosed the loan on 3/XX/19 to remove the 10 IO period and disclose loan as a 10/1 ARM. The PCCD to correct the product was provided 3/8 to allow for the additional 3 day waiting period. Uploaded new PCCD, POD (signed in person on 3/8/19), LOE, new Note, new MTG and new NoRTC forms

														04/08/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276176	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/06/2019 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/733802)	Note, CD and I/O rider reflect a 10 year interest only term, however the payment disclosed reflects a fully amortizing payment.

Reviewer Comment (2019-04-08): Letter of Explanation & Corrected Closing Disclosure provided.  Lender re-draw on Closing Docs and provided the following: RTC signed and updated,  Corrected Note, Corrected CD, Corrected Security Instrument, LOE to borrower.  All documents signed by borrower.  Document provided and signed prior to AMC review

Buyer Comment (2019-04-05): MD 4/4/19, Lender redrew docs and reclosed the loan on 3/XX/19 to remove the 10 IO period and disclose loan as a 10/1 ARM. The PCCD to correct the product was provided 3/8 to allow for the additional 3 day waiting period. Uploaded new PCCD, POD (signed in person on 3/8/19), LOE, new Note, new MTG and new NoRTC forms

														04/08/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276176	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/06/2019 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/02/06/2019)	Final Closing Disclosure disclosed a finance charge of $1,085,639.81; calculated finance charge is $1,243,374.478, which is a difference of $157,734.66.

Reviewer Comment (2019-04-08): Letter of Explanation & Corrected Closing Disclosure provided.  Lender re-draw on Closing Docs and provided the following: RTC signed and updated,  Corrected Note, Corrected CD, Corrected Security Instrument, LOE to borrower.  All documents signed by borrower.  Document provided and signed prior to AMC review

Buyer Comment (2019-04-05): MD 4/4/19, Lender redrew docs and reclosed the loan on 3/XX/19 to remove the 10 IO period and disclose loan as a 10/1 ARM. The PCCD to correct the product was provided 3/8 to allow for the additional 3 day waiting period. Uploaded new PCCD, POD (signed in person on 3/8/19), LOE, new Note, new MTG and new NoRTC forms

														04/08/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276176	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Payment Max Amount	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/06/2019 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/02/06/2019)	Note, CD and I/O rider reflect a 10 year interest only term, however the payment disclosed reflects a fully amortizing payment.

Reviewer Comment (2019-04-08): Letter of Explanation & Corrected Closing Disclosure provided.  Lender re-draw on Closing Docs and provided the following: RTC signed and updated,  Corrected Note, Corrected CD, Corrected Security Instrument, LOE to borrower.  All documents signed by borrower.  Document provided and signed prior to AMC review

Buyer Comment (2019-04-05): MD 4/4/19, Lender redrew docs and reclosed the loan on 3/XX/19 to remove the 10 IO period and disclose loan as a 10/1 ARM. The PCCD to correct the product was provided 3/8 to allow for the additional 3 day waiting period. Uploaded new PCCD, POD (signed in person on 3/8/19), LOE, new Note, new MTG and new NoRTC forms

														04/08/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276176	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Principal and Interest	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/06/2019 disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/02/06/2019)	Note, CD and I/O rider reflect a 10 year interest only term, however the payment disclosed reflects a fully amortizing payment.

Reviewer Comment (2019-04-08): Letter of Explanation & Corrected Closing Disclosure provided.  Lender re-draw on Closing Docs and provided the following: RTC signed and updated,  Corrected Note, Corrected CD, Corrected Security Instrument, LOE to borrower.  All documents signed by borrower.  Document provided and signed prior to AMC review

Buyer Comment (2019-04-05): MD 4/4/19, Lender redrew docs and reclosed the loan on 3/XX/19 to remove the 10 IO period and disclose loan as a 10/1 ARM. The PCCD to correct the product was provided 3/8 to allow for the additional 3 day waiting period. Uploaded new PCCD, POD (signed in person on 3/8/19), LOE, new Note, new MTG and new NoRTC forms

														04/08/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276176	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/06/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/733803)	Note, CD and I/O rider reflect a 10 year interest only term, however the payment disclosed reflects a fully amortizing payment.

Reviewer Comment (2019-04-08): Letter of Explanation & Corrected Closing Disclosure provided.  Lender re-draw on Closing Docs and provided the following: RTC signed and updated,  Corrected Note, Corrected CD, Corrected Security Instrument, LOE to borrower.  All documents signed by borrower.  Document provided and signed prior to AMC review

Buyer Comment (2019-04-05): MD 4/4/19, Lender redrew docs and reclosed the loan on 3/XX/19 to remove the 10 IO period and disclose loan as a 10/1 ARM. The PCCD to correct the product was provided 3/8 to allow for the additional 3 day waiting period. Uploaded new PCCD, POD (signed in person on 3/8/19), LOE, new Note, new MTG and new NoRTC forms

														04/08/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276176	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/06/2019 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/733804)	Note, CD and I/O rider reflect a 10 year interest only term, however the payment disclosed reflects a fully amortizing payment.

Reviewer Comment (2019-04-08): Letter of Explanation & Corrected Closing Disclosure provided.  Lender re-draw on Closing Docs and provided the following: RTC signed and updated,  Corrected Note, Corrected CD, Corrected Security Instrument, LOE to borrower.  All documents signed by borrower.  Document provided and signed prior to AMC review

Buyer Comment (2019-04-05): MD 4/4/19, Lender redrew docs and reclosed the loan on 3/XX/19 to remove the 10 IO period and disclose loan as a 10/1 ARM. The PCCD to correct the product was provided 3/8 to allow for the additional 3 day waiting period. Uploaded new PCCD, POD (signed in person on 3/8/19), LOE, new Note, new MTG and new NoRTC forms

														04/08/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276176	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/06/2019 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/733805)	Note, CD and I/O rider reflect a 10 year interest only term, however the payment disclosed reflects a fully amortizing payment.

Reviewer Comment (2019-04-08): Letter of Explanation & Corrected Closing Disclosure provided.  Lender re-draw on Closing Docs and provided the following: RTC signed and updated,  Corrected Note, Corrected CD, Corrected Security Instrument, LOE to borrower.  All documents signed by borrower.  Document provided and signed prior to AMC review

Buyer Comment (2019-04-05): MD 4/4/19, Lender redrew docs and reclosed the loan on 3/XX/19 to remove the 10 IO period and disclose loan as a 10/1 ARM. The PCCD to correct the product was provided 3/8 to allow for the additional 3 day waiting period. Uploaded new PCCD, POD (signed in person on 3/8/19), LOE, new Note, new MTG and new NoRTC forms

														04/08/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276176	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/06/2019 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/733802)	Note, CD and I/O rider reflect a 10 year interest only term, however the payment disclosed reflects a fully amortizing payment.

Reviewer Comment (2019-04-08): Letter of Explanation & Corrected Closing Disclosure provided.  Lender re-draw on Closing Docs and provided the following: RTC signed and updated,  Corrected Note, Corrected CD, Corrected Security Instrument, LOE to borrower.  All documents signed by borrower.  Document provided and signed prior to AMC review

Buyer Comment (2019-04-05): MD 4/4/19, Lender redrew docs and reclosed the loan on 3/XX/19 to remove the 10 IO period and disclose loan as a 10/1 ARM. The PCCD to correct the product was provided 3/8 to allow for the additional 3 day waiting period. Uploaded new PCCD, POD (signed in person on 3/8/19), LOE, new Note, new MTG and new NoRTC forms

														04/08/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276176	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/06/2019 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/02/06/2019)	Note, CD and I/O rider reflect a 10 year interest only term, however the payment disclosed reflects a fully amortizing payment.			Reviewer Comment (2019-04-08): Letter of Explanation & Corrected Closing Disclosure provided. Lender re-draw on Closing Docs and provided the following: RTC signed and updated, Corrected Note, Corrected CD, Corrected Security Instrument, LOE to borrower. All documents signed by borrower. Document provided and signed prior to AMC review		04/08/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276176	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/06/2019 disclosed a Total of Payments that does not match the actual total of payments for the loan. (Final/02/06/2019)	Note, CD and I/O rider reflect a 10 year interest only term, however the payment disclosed reflects a fully amortizing payment.

Reviewer Comment (2019-04-08): Letter of Explanation & Corrected Closing Disclosure provided.  Lender re-draw on Closing Docs and provided the following: RTC signed and updated,  Corrected Note, Corrected CD, Corrected Security Instrument, LOE to borrower.  All documents signed by borrower.  Document provided and signed prior to AMC review

Buyer Comment (2019-04-05): MD 4/4/19, Lender redrew docs and reclosed the loan on 3/XX/19 to remove the 10 IO period and disclose loan as a 10/1 ARM. The PCCD to correct the product was provided 3/8 to allow for the additional 3 day waiting period. Uploaded new PCCD, POD (signed in person on 3/8/19), LOE, new Note, new MTG and new NoRTC forms

														04/08/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276176	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/06/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/06/2019)	Final CD disclosed a change in Total Closing Costs, however, did not disclose the amount by which the change exceeded the legal limit			Reviewer Comment (2019-04-08): Letter of Explanation & Corrected Closing Disclosure provided. Lender re-draw on Closing Docs and provided the following: RTC signed and updated, Corrected Note, Corrected CD, Corrected Security Instrument, LOE to borrower. All documents signed by borrower. Document provided and signed prior to AMC review		04/08/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276176	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee. Fee Amount of $16.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7346)	Cure for Wire /Funding Disbursement Fee of $16 was not provided. Lender did not disclose the amount of the lender credit tolerance amount, however the lender did provide a credit. A PC CD reflecting the amount of the credit for tolerance cure, and an LOE to accompany the PC CD explaining the change.			Reviewer Comment (2019-04-08): Wire fee disclosed on the LE Buyer Comment (2019-04-05): MD 4/4/19, The wire fee of $16 first appeared on the 1/10 initial LE, so lender is allowed to use this fee in their original baseline. No additional cure is required.	04/08/2019			1	A	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276176	XXX	XXX	03/19/2019	Credit	Credit	Miscellaneous	Credit Exception:		Dataverify indicated a Chapter 7 bankruptcy in 1997 with no discharge date.	754 score. Borrower on this (Documentation Type) documentation loan has a disposable income of $11,791.92 Reserves of $274,496 (43 months). DU required $0.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-03-19): Client elects to waive with Compensating Factors.			03/19/2019	2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206276176	XXX	XXX	04/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/08/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/08/2019)	Documents were re-drawn for closing and the New CD issued on 03/XX/2019 has the old Closing Date of 02/XX/2019 and borrower re-closed on 03/XX/2019.			Reviewer Comment (2019-04-12): Exception cleared per AMC Compliance Review.	04/12/2019			1	A	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276176	XXX	XXX	04/08/2019	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2019, prior to three (3) business days from transaction date of 03/XX/2019.	Documents were re-drawn for closing and the New CD issued on 03/XX/2019 has the old Closing Date of 02/XX/2019 and borrower re-closed on 03/XX/2019.			Reviewer Comment (2019-04-11): Letter of Explanation, Proof of Delivery, and Re-open Rescission was provided Buyer Comment (2019-04-10): Lender redrew loan docs and reopened RoR from 3/15/19 to 3/19/19.		04/11/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206276177	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/31/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/31/2019)	The Closing Disclosure issued on 1/31/2019, reflects the Closing Date as 1/31/2019; however, the actual sign date was 2/1/2019.							2	B	1/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206276177	XXX	XXX	03/14/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX	The Balance Sheets and the P&L for Self-Employment Business (XXX) is missing for the loan file.			Reviewer Comment (2019-03-29): Upon further research, exception has been cancelled, documentation not required per Streamline guidelines. Buyer Comment (2019-03-28): Disagree. The loan was reviewed and purchased under Galton's streamline program. The documentations cited are not required. Please clear exception.				1	A	1/XX/2019	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206276178	XXX	XXX	03/15/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $96.94 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	A credit in the amount of $46.94 was given to the borrower to cure this and noted on the final CD as such.					03/15/2019		1	A	2/XX/2019	HI	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276178	XXX	XXX	03/15/2019	Credit	Guideline	Guideline Issue	Rural property type is not permitted per Guidelines.		Subject property is a rural property zoned Agriculture; however, lender exception was provided. The subject property is located in an area which consists primarily of single family residences. Convenience shopping, small businesses and schools are located within 5 miles. The comparables are located in close proximity to the subject, with the farthest comparable being 2.34 miles away. Property values are stable, demand/supply in balance with 3-6 months marketing times.	766 representative FICO score > 720 guideline minimum Borrower on this full documentation loan has a disposable income of $9,117.73	Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-03-15): Lender exception provided for this deviation.			03/15/2019	2	B	2/XX/2019	HI	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
206276179	XXX	XXX	03/15/2019	Compliance	Compliance	Federal Compliance	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Notice of special hazards not provided to borrower until closing.							2	B	11/XX/2018	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206276179	XXX	XXX	03/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/30/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/30/2018)	Final CD does not reflects a cure however fails to account for addition of appraisal re-inspection fee without a valid COC.			Reviewer Comment (2019-04-12): Letter of Explanation & Corrected Closing Disclosure provided		04/12/2019		2	B	11/XX/2018	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276179	XXX	XXX	03/15/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Re-inspection fee increased from $0 to $150 without valid COC or cure provided to borrower at closing.

Reviewer Comment (2019-04-16): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided

Buyer Comment (2019-04-15): Providing updated screenshot of Fedex delivery for PCCD, LOE., refund check

Reviewer Comment (2019-04-12): Letter of Explanation, Shipping Label, Copy of Refund Check, and Corrected CD provided.  Please provide confirmation the package has shipped to the borrower. Per FedEx tracking the shipping label has been created but the package has not shipped yet.

Buyer Comment (2019-04-11): MD 4/10/19, Lender issued new PCCD w/ $150 cure, LOE to borrower, POD and copy of the refund check to correct error

														04/16/2019		2	B	11/XX/2018	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276179	XXX	XXX	03/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $5,175.50 on Final Closing Disclosure provided on 11/30/2018 not accurate. (Final/11/30/2018)	Final CD reflects non escrowed costs over year 1 of $5175.50 however HOA fees reflected on appraisal are $418 per month which equates to $5,016 per year.			Reviewer Comment (2019-04-12): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-04-11): MD 4/10/19, lender issued PCCD w/ LOE, POD to correct escrow/non-escrow disclosure in ETIA and page 4. Non escrow cost of $4,598 reflects 11 months		04/12/2019		2	B	11/XX/2018	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276179	XXX	XXX	03/15/2019	Credit	Credit	Miscellaneous	Credit Exception:		Galton approved exception for open IRS payment plan and flood insurance deductible exceeds maximum of $1000. IRS payment plan has less than 10 months remaining. Unable to obtain lower deductible due to updated to NFIP.	FICO of 715 exceeds required of 680. Borrower has employment stability for 20 years in same industry and same job for 3 years. Borrower $10,000 plus in residual income.	Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-03-15): Lender Credit Exception in the loan file regarding the Open IRS Payment Plan with outstanding Balance and Flood Insuracne Deductible exceed maximum of $1000			03/15/2019	2	B	11/XX/2018	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206276179	XXX	XXX	03/15/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.42 is less than Guideline PITIA months reserves of 9.00.		FICO of 715 exceeds required of 680. Borrower has employment stability for 20 years in same industry and same job for 3 years. Borrower $10,000 plus in residual income.	Originator Pre-Close Originator Pre-Close Originator Pre-Close

Reviewer Comment (2019-06-12): Client elects to waive the exception with verified compensating factors.

Buyer Comment (2019-06-11): Please waive condition. Borrower short reserves less than one month. Borrower's have high residual income of $10,609, DTI of 39% below program maximum, 29 years in the same field and minimal consumer debt.

Reviewer Comment (2019-06-07): The borrowers shares account was included however the Checking Statement provided on 11/21/18 with a balance of $68,803.71 includes  a $46,000 transfer from the regular share account therefore $46,000 was deducted from this account with a statement end date of 10/31/18 leaving $900.82 which is included in funds available for close and reserves.

Buyer Comment (2019-06-06): Borrower's Regular Share Account dated 10/30/2018 has a balance of $46,895.82.   Total liquid reserves after close is $97,468.65.

Reviewer Comment (2019-03-29): Fidelity statement dated 9/30/18 reflects $92,182.02 minus $12,000 loan (which is reflected in the checking account balance dated 11/21/18 of $68,803.71) at 55% is $44,100.11 with a calculated amount of reserves of 8.42 months < 9 months required.

Buyer Comment (2019-03-28): The borrower has a 401K plan with a vested balance of $92K which is in the file - please see Income and Assets Folder: Bank Statements_XXXXXXXXXXXXXXXXXXXXX_09_30_2018_-.pdf.  Borrower has sufficient assets for reserves.

															06/12/2019	2	B	11/XX/2018	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206276179	XXX	XXX	04/12/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75103)	Letter of Explanation, Shipping Label, Copy of Refund Check, and Corrected CD provided. Please provide confirmation the package has shipped to the borrower. Per FedEx tracking the shipping label has been created but the package has not shipped yet.			Reviewer Comment (2019-04-16): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided		04/16/2019		2	B	11/XX/2018	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206276181	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/05/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/05/2019)	The Mortgage was notarized on 2/6/2019. The 2/5/2019 was signed the same day.							2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206276182	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/14/2018)								2	B	2/XX/2019	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206276182	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								2	B	2/XX/2019	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206276182	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/07/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/07/2019)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing			Reviewer Comment (2019-04-23): $7,176.20 was the points (adjusted 20 cents for rounding) Sufficient or excess cure was provided to the borrower at Closing ($10.17 provided to the borrower at closing)	04/23/2019			1	A	2/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206276182	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,186.37 exceeds tolerance of $7,176.00. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,186.37 exceeds tolerance of $7,176.00 There is a lender credit of $10.17 but it does not cover the $10.37 that the fee was increased by.

Reviewer Comment (2019-04-23): $7,176.20 was the points (adjusted 20 cents for rounding)  Sufficient or excess cure was provided to the borrower at Closing ($10.17 provided to the borrower at closing)

Buyer Comment (2019-04-23): MD 4/23/19, There is no CoC documenting the $300 change in loan amount. The lender provided a cure of $10.17 for the increase in origination fees. The CoC dated 12/6 discloses that the discount points are $7,176.20 (3.393%), not $7,176, however the LE's only allow for whole dollar amounts. Lender is not required to provide an addition $.20 cure that is caused be truncating.

Reviewer Comment (2019-03-28): AMC confirms the loan amount increase on the 02/26/2019 CD please provide chnage of circumstance form to confirm when lender was made aware of the change in loan amount

Buyer Comment (2019-03-27): (MAC 03/22/19): Please see 12/06/2018 COC, which showed borrower requested a loan amount increase and a rate change, resulting in the addition of discounts points of  $7,176.20; the $7,176.20 in discount points is the same as 3.393% points at the $211,500.00 loan amount and matches the 12/06/2018 revised LE loan amount and pricing information. Then, the loan was locked on 12/18/2018 per COC and revised LE and showed the loan was locked with no change to pricing as compared to the 12/06/2018 revised LE. Finally, the 02/07/2019 final CD showed that the loan amount slightly increased to $211,800.00, but the pricing did not change. In response to the slight discount point amount increase resulting in a $10.17 variance ($7,176.20 per 12/6/18 COC - $7,186.37 per 02/07/19 final CD = -$10.17 variance), a Lender Credit was applied at consummation in the amount of $10.17 , which satisfactorily addressed the issue.

													04/23/2019			1	A	2/XX/2019	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206276182	XXX	XXX	04/23/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,186.37 exceeds tolerance of $7,176.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)	10.17 provided to the borrower at closing					04/23/2019		1	A	2/XX/2019	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206401987	XXX	XXX	03/28/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/25/2019 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/01/25/2019)	The Final Signed Closing Disclosure does not contain the Closing Costs Fiance amount ($0); however, the Post Closing CD issued on 2/4/2019 corrects this and supplies the closing costs financed.							2	B	1/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206401987	XXX	XXX	04/01/2019	Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								2	B	1/XX/2019	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206401987	XXX	XXX	04/05/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender Exception in the loan file: Two Appraisals, Two CDAs and BPO provided for valuation-using BOP reconciled value to determine LTV. Compensating Factors used: FICO Score and Low LTV.	Borrowers FICO Score is 743 and minimum required is 720 Borrowers LTV is 64.94% and the maximum is 90%	Aggregator Aggregator	Reviewer Comment (2019-04-05): Client elects to waive with Compensating Factors.			04/05/2019	2	B	1/XX/2019	CA	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206401990	XXX	XXX	03/28/2019	Property	Property - Appraisal	Appraisal Reconciliation	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report Date: 12/18/2018				Reviewer Comment (2019-04-16): Cleared upon GL clarification. Buyer Comment (2019-04-16): Per the Galton Streamline guide, transferred appraisals are allowed. The appraisal report was transferred from XXXXXXXXX to XXXXXXXXXX and the file contains the AIR Certification from Fremont to JMAC Lending which complies with Fannie and AIR requirements. Please clear exception.	04/16/2019			1	A	1/XX/2019	CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
206402027	XXX	XXX	03/28/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206402027	XXX	XXX	03/28/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/08/2019 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/02/08/2019)	Property value corrected with a post close CD.							2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206402027	XXX	XXX	03/28/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/08/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/08/2019)	Lender increased lender credit to $595. Unable to determine if this is meant to offset the increase in discount points. The increase in fee was result of the relock. The appraisal reinpsection fee was not originally disclosed.			Reviewer Comment (2019-05-08): Lender provided comment indicating closing date was incorrect on CD dated 2/XX/19.	05/08/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206402027	XXX	XXX	03/28/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,365.00 exceeds tolerance of $780.00. Insufficient or no cure was provided to the borrower. (7200)	Lender increased lender credit to $595. Unable to determine if this is meant to offset the increase in discount points. The increase in fee was result of the relock.

Reviewer Comment (2019-05-08): Lender provided comment indicating closing date was incorrect on CD dated 2/4/19.

Reviewer Comment (2019-04-18): The issue on the COC/CD dated 2/4/19 for the Loan Discount Fee increase, is that the closing date is prior to the issue date, makes the CD a post close CD and invalid COC after closing.  I revised CD with the correct closing date or an attestation for the correct closing date for the revised CD dated 2/4/19 would be required.

Buyer Comment (2019-04-17): AMC needs to indicate what the true TRID zero % failure is. The increase in points from $780 to $1,365 was documented sufficiently on the 2/4/19 CoC and issued to the borrower in the 2/4/19 revised CD. The increase in general lender credit from $0 to $595 would be a benefit to the borrower and not create a Tolerance failure. Why would the lender have to provide a tolerance refund, PCCD, etc for adding a general lender credit?

													05/08/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206402027	XXX	XXX	03/28/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/12/26/2018)								2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206402029	XXX	XXX	04/03/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/11/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/11/2019)	Final CD reflects closing date of 2/XX/19 however actual date of consummation was 2/XX/19.							2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206402029	XXX	XXX	04/03/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/11/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/02/11/2019)	Final disclosure reflects the accurate outstanding balance of $379.63 for homeowners insurance in section F, however the number of months of 7 does not match							2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206402031	XXX	XXX	04/03/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/26/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/02/26/2019)	The Closing Disclosure issued on 2/26/2019 signed by the Borrowers on page 4 of 5 under Escrow Account is waived; however, the reason was not reflected. The Post Closing CD dated 3/8/2019 corrected this and marked that it was declined by the Borrowers.			Reviewer Comment (2019-04-18): AMC received PCCD correcting escrow section and LOE. Exception Cured. Buyer Comment (2019-04-17): MD 4/17/19, AMC indicates that the lender issued a PCCD on 3/8/19 to cure the escrow error. Unclear what else is needed to cure this. Provided LOE and proof of delivery anyway. This should be labeled as an EV2		04/18/2019		2	B	2/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206402032	XXX	XXX	04/04/2019	Credit	Credit	Credit Eligibility	Public Record Issue:	Credit Report: Original // Public Record Type: Collections / Balance: 413.00								2	B	2/XX/2019	MA	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
206402032	XXX	XXX	04/04/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/27/2018)								2	B	2/XX/2019	MA	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
206402035	XXX	XXX	04/05/2019	Compliance	Compliance	Federal Compliance	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX/Schedule C)	Subject loan missing balance sheet for schedule C income.			Reviewer Comment (2019-05-16): Lender has provided restated Loan Designation of Non-QM. Buyer Comment (2019-05-15): Agree, balance sheet was not provided as borrower is a sole proprietor as a consultant. Loan changed to Non-QM	05/16/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
206402035	XXX	XXX	04/05/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan Designation was submitted as Safe Harbor QM. Due Diligence identified a Loan Designation of Non QM.			Reviewer Comment (2019-05-16): Lender has provided restated Loan Designation of Non-QM. Buyer Comment (2019-05-15): Loan has been changed to non-QM.	05/16/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
206402035	XXX	XXX	04/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/26/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/02/26/2019)	Final CD reflects loan not assumable however note contains assumption language.							2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
206402035	XXX	XXX	04/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/26/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/26/2019)	Final CD reflects closing date of 02/XX/19 however actual date of consummation was 02/XX/19.							2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
206402035	XXX	XXX	05/16/2019	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Lender has provided restated Loan Designation of Non-QM.							2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
206402036	XXX	XXX	04/08/2019	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate lock not provided.							2	B	2/XX/2019	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206402036	XXX	XXX	04/08/2019	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 02/19/2019 received on or after the date the Closing Disclosure 2/22/2019 12:00:00 AM was received. (Interim/02/19/2019)	No evidence in file borrower received LE dated 02/19/19 prior to receiving CD dated 02/22/19.							2	B	2/XX/2019	AZ	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
206402037	XXX	XXX	04/05/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.		Payment shock 650.78% exceeds guideline max of 150%.			Reviewer Comment (2019-05-23): Based on Guideline clarification from the Lender, and Lender's comments on loan's compensating factors, exception cleared. Buyer Comment (2019-05-22): There is no hard guideline for payment shock, if there are compensating factors then a payment shock over 150% is ok. This borrower has a low DTI, high reserves, LTV 10% below maximum, excellent job stability and a high FICO. No exception is needed, file has compensating factors and higher payment shock is acceptable.	05/23/2019			1	A	3/XX/2019	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
206402037	XXX	XXX	04/05/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/25/2019)								2	B	3/XX/2019	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
206402038	XXX	XXX	04/02/2019	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/15/2018 Disaster End Date: 11/XX/2018 Disaster Name: XXX Disaster Declaration Date: 11/XX/2018	Exception in file. Post close map was printed reflecting the subject was not in affected area.			Reviewer Comment (2019-04-09): Client is reviewing properties in FEMA areas as they believe appropriate.	04/09/2019			1	A	9/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
206402038	XXX	XXX	04/02/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								2	B	9/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
206402038	XXX	XXX	04/03/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $467.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $467.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing					04/03/2019		1	A	9/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
206402040	XXX	XXX	04/04/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/29/2019)	File does not contain evidence borrower received appraisal 3 days prior to closing nor does file contain waiver.							2	B	2/XX/2019	AZ	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
206402041	XXX	XXX	04/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/28/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/28/2019)	Final disclosure reflects a closing date of 02/XX/2019, document was executed on 03/XX/2019. File contains a post closing disclosure with the accurate closing/funding date.							2	B	2/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206402041	XXX	XXX	04/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/28/2019 did not disclose number of months for Property Tax under Prepaids. (Final/02/28/2019)	The final disclosure was missing the number of months of property tax collection under prepaid; however, post closing CD provides the correction.							2	B	2/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206402041	XXX	XXX	04/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Cash To Close	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/28/2019 disclosed a Final value of Cash to Close that does not match the actual sum of Final cash to close figures. (Final/02/28/2019)	Cash to close is correct.							2	B	2/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206402041	XXX	XXX	04/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller Change - Total Payoffs	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/28/2019 disclosed a Payoff Amount that is not equal to the sum of all payoffs listed in the Payoffs and Payments section. (Final/02/28/2019)	The final disclosure showed pay offs totaling $1,275,772.44; however, several debts were removed on the PCCD due to being paid off prior to closing.							2	B	2/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206402041	XXX	XXX	04/04/2019	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 02/28/2019 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/02/28/2019)	Section B of the final disclosure shows a desk review being paid to the lender.							2	B	2/XX/2019	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206402043	XXX	XXX	04/04/2019	Compliance	Compliance	Federal Compliance	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.				Reviewer Comment (2019-04-18): Received evidence disclosure was provided to borrower within required timing. Buyer Comment (2019-04-17): MD 4/17/19, borrower signed acknowledgment issued 1/8/19 that they received early disclosures, including the CHARM booklet. Uploaded for review	04/18/2019			1	A	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206402043	XXX	XXX	04/04/2019	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003									2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206402043	XXX	XXX	04/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/05/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/05/2019)	Closing date verified with documents provided							2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206402044	XXX	XXX	04/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/01/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/01/2019)	The Final Closing Disclosure issued on 2/1/2019 reflects the closing date of 2/1/2019; however, the signed date was on 02/02/2019. The Post Closing CD dated 2/8/2019 reflects the correct closing date.							2	B	2/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206402046	XXX	XXX	04/03/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/01/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/01/2019)	Final CD did not reflect a cure however post closing CD dated 2/28/18 cleared issued which reflects cure of $67.			Reviewer Comment (2019-04-23): Letter of Explanation & Corrected Closing Disclosure provided on 2/28/19		04/23/2019		2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206402046	XXX	XXX	04/03/2019	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-78.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-145.00. (9300)	A $78 Lender Credit is reflected on the Final CD however the binding LE dated 12/14/2018 reflects a Lender Credit of $145. No VCC given for reduction in Lender Credit.			Reviewer Comment (2019-04-23): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided on 2/28/19 Buyer Comment (2019-04-23): MD 4/23/19, The lender issued a PCCD on 2/28/19 reflecting the $67 cure for the decrease in lender credit, along with refund check, LOE and POD. Upload for review.		04/23/2019		2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206402046	XXX	XXX	04/03/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower:XXX / Continuance Letter	Final 1003 reflects borrower receives 2 different pension awards however no documentation provided in file to verify.			Reviewer Comment (2019-04-22): Removed other income reflected on 1003. Revised DTI of 36.00% meets guidelines. Buyer Comment (2019-04-19): The two pension income on the 1003 were not utilized, nor were they required. Borrower qualified with their primary source of income alone. Please clear.	04/22/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
206402048	XXX	XXX	04/05/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/22/2019)								2	B	2/XX/2019	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
206415439	XXX	XXX	03/29/2019	Compliance	Compliance	Federal Compliance	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								2	B	1/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206415439	XXX	XXX	04/03/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan Designation was submitted as Safe Harbor QM. Due Diligence identified a Loan Designation of Non QM.

Reviewer Comment (2019-05-23): The XXXXXX account has a non-payment plan and a payment plan to repay large purchases. The lender split this account to a revolving and an installment plan. The monthly payment was excluded on the installment as there was less than 10. See XXXXXX statement details.

Buyer Comment (2019-05-23): Per the XXXXXX statement, there are two payment plans, Plan Balance and Non-Plan Balance.   The Plan Balance shows a balance of $2321.73.  Per page 6 of the statement, this amount is due for 3 installment payments.  Because the balance would need to be paid in 3 months, only $135/month was used as the Plan Balance is considered having <10 months installment payments and can be excluded from the DTI.

													05/23/2019			1	A	1/XX/2019	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206415439	XXX	XXX	04/03/2019	Compliance	Compliance	Federal Compliance	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	DTI of 45.29% due to XXXXXX payment of $924 (Final 1003/1008 qualified with a payment of $135).

Reviewer Comment (2019-05-23): The XXXXXX account has a non-payment plan and a payment plan to repay large purchases. The lender split this account to a revolving and an installment plan. The monthly payment was excluded on the installment as there was less than 10. See XXXXXX statement details.

Buyer Comment (2019-05-23): Per the XXXXXX statement, there are two payment plans, Plan Balance and Non-Plan Balance.   The Plan Balance shows a balance of $2321.73.  Per page 6 of the statement, this amount is due for 3 installment payments.  Because the balance would need to be paid in 3 months, only $135/month was used as the Plan Balance is considered having <10 months installment payments and can be excluded from the DTI.

													05/23/2019			1	A	1/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206415443	XXX	XXX	04/01/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $480.48 exceeds tolerance of $207.48. Sufficient or excess cure was provided to the borrower at Closing. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $480.48 exceeds tolerance of $207.48. Sufficient or excess cure was provided to the borrower at Closing.					04/01/2019		1	A	2/XX/2019	TN	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
206415445	XXX	XXX	04/05/2019	Credit	Credit	Miscellaneous	Credit Exception:		Appraisal is marked stable but HDI on CDA references declining property and CDA value 0% agrees with value on appraisal. Lender Exception: Proceed with HDI marked declining of appraisal supports stable. There are Compensating factors attached.	The Borrower has 9 months of Reserves Both Borrowers have strong employment history of 10+ years.	Aggregator Aggregator	Reviewer Comment (2019-04-05): Client elects to waive with Compensating Factors.			04/05/2019	2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
206415446	XXX	XXX	04/01/2019	Compliance	Compliance	Federal Compliance	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Provide evidence of earlier disclosure.							2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
206415446	XXX	XXX	04/01/2019	Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.

Reviewer Comment (2019-06-12): HOI Coverage requirement met for program.

Reviewer Comment (2019-06-07): Hazard Insurance coverage total of the actual unpaid balances of the first and all subordinate liens appears to be in the Servicing section of the Galton Seller Guide. Hazard insurance requirements in the origination section of the Seller Guide state: the lesser of: The combined unpaid principal balance of the first and any secondary financing, as long as it equals the minimum amount required to compensate for any damage or loss on replacement cost basis, typically 80% of the insured value of the improvements.

Buyer Comment (2019-06-06): You are referencing the Streamlined Program insurance requirements. These are not the requirements for our base/standard A+ program. This meets those requirements - The hazard insurance coverage must cover:
o 100% of the insurable value of the improvements,
o Guaranteed replacement, or
o The total of the actual unpaid balances of the first and all subordinate liens.

Reviewer Comment (2019-04-17): Based on Appraiser's Estimate of Replacement Cost New of $1,965,400.00 X 80%, the Insurable Value is $1,572,320.00. The Insurable Value is greater than the Unpaid Principal Balance of $600,000.00, and greater than the coverage amount of $939,000.00.

Reviewer Comment (2019-04-17): Per Lender’s Guidelines: The appropriate amount of hazard insurance is determined as the lesser of: The combined unpaid principal balance of the first and any secondary financing, as long as it equals the minimum amount required to compensate for any damage or loss on replacement cost basis, typically 80% of the insured value of the improvements. If it does not, then the coverage that does provide the minimum required amount must be obtained.

Buyer Comment (2019-04-16): The hazard insurance in the file meets the guidelines as the coverage is more than the loan balance.  Please clear exception.

													06/12/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
206415446	XXX	XXX	04/01/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 4506-T. Fee Amount of $10.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7543)						04/01/2019		1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
206415446	XXX	XXX	04/01/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $57.00 exceeds tolerance of $47.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)						04/01/2019		1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
206415447	XXX	XXX	03/28/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $667.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal fee increased to $677 however sufficient cure of $217 provided to borrower on final CD.					03/28/2019		1	A	1/XX/2019	CO	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
206415448	XXX	XXX	04/04/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow rural property defined by zoning. Compensating Factors provided.	706 FICO vs GL requirement of 680. 42.65% LTV < 85.00% guideline max. 21+ months reserves. GL's require 6. Borrower on this (Full Doc) documentation loan has a disposable income of $3348.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-04-04): Client elects to waive with Compensating Factors.			04/04/2019	2	B	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206415448	XXX	XXX	04/04/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow site size of 25.20 acres with max of 20 per guidelines. Compensating Factors provided.	706 FICO vs GL requirement of 680. 42.65% LTV < 85.00% guideline max. 21+ months reserves. GL's require 6. Borrower on this (Full Doc) documentation loan has a disposable income of $3348.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-04-04): Client elects to waive with Compensating Factors.			04/04/2019	2	B	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206415448	XXX	XXX	04/04/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow IRA income when missing distribution agreement. Compensating Factors provided.	706 FICO vs GL requirement of 680. 42.65% LTV < 85.00% guideline max. 21+ months reserves. GL's require 6. Borrower on this (Full Doc) documentation loan has a disposable income of $3348.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-04-04): Client elects to waive with Compensating Factors.			04/04/2019	2	B	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206415448	XXX	XXX	04/04/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow pension income without lifetime benefit confirmation from provider/employer. Compensating Factors provided.	706 FICO vs GL requirement of 680. 42.65% LTV < 85.00% guideline max. 21+ months reserves. GL's require 6. Borrower on this (Full Doc) documentation loan has a disposable income of $3348.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-04-04): Client elects to waive with Compensating Factors.			04/04/2019	2	B	1/XX/2019	NY	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206415451	XXX	XXX	03/29/2019	Compliance	Compliance	State Compliance	Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)	Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.	Disclosure not provided.							2	B	2/XX/2019	OH	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206415455	XXX	XXX	04/08/2019	Credit	Credit	Miscellaneous	Credit Exception:		Galton exception in file for missing 2018 W-2 tax transcripts.	41.25% LTV < 85% maximum per program guidelines. 808 representative FICO score > 680 guideline minimum. Borrower on this full documentation loan has a disposable income of $4,945. Borrower has employment stability for 27 at same position.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-04-08): Client elects to waive with Compensating Factors.			04/08/2019	2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206415455	XXX	XXX	04/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 6,129.72 on Final Closing Disclosure provided on 02/21/2019 not accurate. (Final/02/21/2019)	Post closing CD dated 02/28/19 cured issue and reflected escrowed property costs over year on as $6,120.60.			Reviewer Comment (2019-04-08): Exception cured by post closing CD dated 02/28/19.		04/08/2019		2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206415455	XXX	XXX	04/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/21/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/759932)	Post closing CD dated 02/28/19 cured issue which reflects escrow payment of $510.05.			Reviewer Comment (2019-04-08): Exception cured by post closing CD dated 02/28/19.		04/08/2019		2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206415455	XXX	XXX	04/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/21/2019 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/759933)	Exception cured by post closing CD dated 02/28/19.			Reviewer Comment (2019-04-08): Exception cured by post closing CD dated 02/28/19.		04/08/2019		2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206415455	XXX	XXX	04/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/21/2019 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/759932)	Exception cured by post closing CD dated 02/28/19.			Reviewer Comment (2019-04-08): Exception cured by post closing CD dated 02/28/19.		04/08/2019		2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206415455	XXX	XXX	04/08/2019	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/15/2019)	Initial CD dated 02/15/19 (unsigned) received by the borrower less than 3 business days prior to closing. Please provide proof of receipt.			Reviewer Comment (2019-04-18): AMC received Disclosure Tracking indicating the initial CD was received 02/16. Exception Cleared. Buyer Comment (2019-04-17): MD 4/17/19, the lender supplied their edisclosure tracker that shows the 2/15 CD was provided to the borrower electronically on 2/15. Uploaded for review.	04/18/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
206657974	XXX	XXX	04/15/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Purchase Agreement / Sales Contract not provided

Reviewer Comment (2019-06-12): Escalated request- Response was acceptable. Exception Cleared.

Buyer Comment (2019-06-11): Disagree.  This is a For Sale By Owner and there is only escrow instructions which is typical for this type of transaction.  The escrow instructions dated 10/15/2018 contains the agreed upon purchase amount, subject property, deposit, financing requirements, conveyance, contingencies, close of escrow, etc...This is jointly executed by both the seller and the buyer evidencing mutual agreement and is considered a binding sale contract/agreement.   Please escalate.

Reviewer Comment (2019-05-10): Escrow instructions are not a substitute for a purchase agreement/Sales Contract. A signed contract is required when you buy a home in CA. Please provide the purchase contract.

Buyer Comment (2019-05-09): The escrow instructions, along with any amendments, are all already in the file and are acceptable in the State of CA as the purchase agreement.  Please clear exception.

													06/12/2019			1	A	1/XX/2019	CA	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
206657974	XXX	XXX	04/16/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX W-2 (2017)	Please provide W2 for XXXXXXXXXXXXXXX			Reviewer Comment (2019-05-10): Upon further research, exception has been cleared. Buyer Comment (2019-05-09): This income was not used to qualify and therefore this is not needed. Please clear exception.	05/10/2019			1	A	1/XX/2019	CA	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
206657975	XXX	XXX	04/15/2019	Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.									2	B	2/XX/2019	CA	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
206657977	XXX	XXX	04/17/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7505)				Reviewer Comment (2019-04-22): Tolerance cure provided on PCCD dated 03/13/19.		04/22/2019		2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206657977	XXX	XXX	04/17/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/27/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/27/2019)	The Closing Date listed on the Final CD is 02/27/2019 however, the closing date is actually 02/28/2019.							2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206657977	XXX	XXX	04/17/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/27/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/02/27/2019)	Prepaids indicated there was 12 months of Hazard being paid for $712.28, however, it was actually 6 months.							2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206657977	XXX	XXX	04/17/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/27/2019 did not disclose number of months for Property Tax under Prepaids. (Final/02/27/2019)	The number of months entered for the Prepaid Property Taxes was (0) and it should have been (6).							2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206657977	XXX	XXX	04/17/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/27/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/27/2019)	Final CD did not disclose a value of the dollar amount by which the Total Closing Costs exceeded the legal limit.							2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206657979	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/28/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/28/2019)	The notary date indicated 03/02/2019. Final CD disclosed closing date of 02/28/2019.							2	B	2/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206657979	XXX	XXX	04/22/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:		Amended K1 indicates personal tax returns will require an amendment. Lender Exception: Update tax returns not provided as they are not yet prepared. Exception approved with Compensating factors that are attached.	FICO for Borrower is 790 and a minimum of 600 is required 80% LTV < 90% guideline max	Aggregator Aggregator	Reviewer Comment (2019-04-22): Amended K1 indicates personal tax returns will require an amendment. Update tax returns not provided as they are not yet prepared.			04/22/2019	2	B	2/XX/2019	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206657981	XXX	XXX	04/19/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 57.81849% exceeds Guideline total debt ratio of 50.00000%.

The Borrower currently leases a property for $4,300.00 per month.  Borrower is in the process of acquiring a "Primary" home (1008 for the property is within the loan file).  The PITI for the new "Primary" is $5790.15.  The Lender credit exception states a full projected payment of $6,223.90 was used against the Borrower.
Lender Credit Exception Memo:  "As of the closing of the subject property, XXX had not transferred into the borrower's name and was still owned by a family trust. The borrower was renting and that payment is included in the DTI calculations. The subject file was qualified on the projected payment of $6,223.90."  Based on the Lender Credit Exception Memo, current rent and projected payment were included in the DTI calculations - resulting in a DTI of 57.82%.

Unable to determine when borrower will move out of current rental into new purchase.  Please provide documentation regarding change of residence (e.g. sales contract, letter of intent, etc).  DTI to be recalculated upon receipt of documentation.

												Reviewer Comment (2019-06-14): Purchased new residence right after closing and that amount used for DTI.	06/14/2019			1	A	2/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206657981	XXX	XXX	04/23/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow for missing Note and Final Closing Disclosure for purchase of XXXXXXXXXXXXX. In addition, missing Tax, insurance, and HOA dues if applicable.. Compensating Factors provided.	Borrowers Credit Score is 787. The Borrower has over 41 months of reserves. Borrower on this (Documentation Type) documentation loan has a disposable income of $13,517.93.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-04-23): Client elects to waive with Compensating Factors.			04/23/2019	2	B	2/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206657982	XXX	XXX	05/03/2019	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $464,000.00 is less than the note amount of $567,000.00 based on the title evidence in file.				Reviewer Comment (2019-06-13): Received Final Title, correct loan policy provided. Buyer Comment (2019-06-12): Final TPOL shows loan amount and insured amount are the same. Buyer Comment (2019-06-12): Final TPOL shows loan amount and insured amount are the same - $567,000	06/13/2019			1	A	2/XX/2019	IL	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
206657982	XXX	XXX	05/03/2019	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment				Reviewer Comment (2019-06-13): Received Final Title, correct loan policy provided.	06/13/2019			1	A	2/XX/2019	IL	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
206657982	XXX	XXX	05/03/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX, Borrower: XXX 1040 (2016) 1040 (2016)				Reviewer Comment (2019-06-13): 2016 Transcripts were provided in lieu of 1040's. Borrower was qualified on W2 income, and transcripts supported income used.	06/13/2019			1	A	2/XX/2019	IL	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
206657982	XXX	XXX	05/03/2019	Credit	Property - Appraisal	General Appraisal Requirements	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report Date: 02/12/2019	Refinances are not allowed on Investment properties that have been listed for sale in the past 6 months.	High Reserves of $175,000.00 High Residual Income of $13,000.00	Aggregator Aggregator	Reviewer Comment (2019-06-13): Client elects to waive the exception with verified compensating factors. Buyer Comment (2019-06-12): Please waive - property was not listed at time of closing. Rate/term refinance, interest only loan being refinanced to fixed rate with high residual income and reserves.			06/13/2019	2	B	2/XX/2019	IL	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
206657983	XXX	XXX	04/19/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/02/25/2019)	No evidence in file borrower received all appraisals 3 days prior to closing.							2	B	3/XX/2019	FL	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
206657983	XXX	XXX	04/19/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,225.00 exceeds tolerance of $1,200.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal fee increased to $1,225 however final CD reflect sufficient cure of $1,515 provided to borrower at closing.					04/19/2019		1	A	3/XX/2019	FL	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
206657983	XXX	XXX	04/19/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $9,240.00 exceeds tolerance of $7,750.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Transfer tax increased to $9240 however final CD reflect sufficient cure of $1,515 provided to borrower at closing.					04/19/2019		1	A	3/XX/2019	FL	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
206657983	XXX	XXX	04/19/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX P&L Statement	Income documentation determined by DU. DU states most recent 1 year income documentation to be provided. File only contains 2017 tax returns. Loan closed March, 2019. Although taxes for 2018 not required to be filed; most recent 1 year documentation not satisfied as 2018 YTD P& L not provided.

Reviewer Comment (2019-06-05): DU/AUS did not require. Per FNMA guide, a year-to-date profit and loss statement is not required for most businesses, but if the borrower's loan application is dated more than 120 days after the end of the business's tax year, the lender may choose to require. The loan closed on 3/14/2019, less than 120 days from the end of tax year. Exception Cleared.

Buyer Comment (2019-06-04): DU was run on 2/20 and did not require a P&L statement.  It requested a tax return covering the most recent one year period.  Since the 2018 returns were not yet required to be completed the 2017 will satisfy the DU requirement.

													06/05/2019			1	A	3/XX/2019	FL	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
206657984	XXX	XXX	04/19/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/12/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/12/2019)	Final CD did not disclose a value of the dollar amount by which the Total Closing Costs exceeded the legal limit.							2	B	3/XX/2019	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206657984	XXX	XXX	04/19/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $65.00 exceeds tolerance of $48.00 plus 10% or $52.80. Sufficient or excess cure was provided to the borrower. (0)	The Post Closing CD issued on 03/19/2019 reflects a Tolerance Cost to Cure in the amount of $12.30.			Reviewer Comment (2019-04-23): Cure provided on PCCD dated 03/19/2019.		04/23/2019		2	B	3/XX/2019	AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206657984	XXX	XXX	04/23/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.		Payment Shock up to 150% is allowed per Guidelines. Current Payment Shock calculated at 477.52%.

Reviewer Comment (2019-05-23): Based on Guideline clarification from the Lender, and Lender's comments on loan's compensating factors, exception cleared.

Buyer Comment (2019-05-23): Guidelines state " Generally, payment shock >150%, may require further review and additional compensating factors and/or documentation may be required."   The guidelines do not specifically require any compensating factors to be documented, however, the borrower does demonstrates ability to accumulate savings; conservative use of credit; evidence of significant monthly residual income (above program requirements). There is no guideline violation that exists  as this is based on underwriter discretion.  Please clear exception.

													05/23/2019			1	A	3/XX/2019	AZ	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206657984	XXX	XXX	04/23/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow Missing verification for self-employment within 30 days of closing. Compensating Factors provided.	Borrowers FICO Score is 766 and the Minimum required is 720 29.75% DTI on this Full documentation loan < 43% guideline max - 13.24% below program guideline maximum Borrower on this Full documentation loan has a disposable income of $62K+. $244k+ in reserves.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-04-23): Client elects to waive with Compensating Factors.			04/23/2019	2	B	3/XX/2019	AZ	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206657986	XXX	XXX	04/19/2019	Credit	Credit	Credit Documentation	Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.	Credit Report: Original // Liability Type: Revolving / Current Balance: $16,352.00 / Line Limit: $38,900.00, Credit Report: Original // Liability Type: Revolving / Current Balance: $16,352.00 / Line Limit: $38,900.00, Credit Report: Original // Liability Type: Revolving / Current Balance: $129.00 / Line Limit: $20,000.00	Supplemental credit report indicates this account as a duplicate authorized user account.							2	B	3/XX/2019	CA	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
206657987	XXX	XXX	04/18/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,467.55 exceeds tolerance of $4,441.00. Sufficient or excess cure was provided to the borrower. (8304)				Reviewer Comment (2019-04-23): PCCD dated 03/19/2019 was provided with a refund check and evidence of delivery/receipt.		04/23/2019		2	B	2/XX/2019	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206657987	XXX	XXX	04/18/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/25/2019 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/02/25/2019)	TIP of 102.568% is not within tolerance of .003% of calculated TIP of 100.519%							2	B	2/XX/2019	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206657987	XXX	XXX	04/18/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/25/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/25/2019)	This is corrected with a post close CD.			Reviewer Comment (2019-04-23): PCCD dated 03/19/19 disclosed an accurate value.		04/23/2019		2	B	2/XX/2019	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206657987	XXX	XXX	04/18/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee. Fee Amount of $80.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7565)	Zero Percent Fee Tolerance exceeded for Title - Examination Fee. Fee Amount of $80.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.			Reviewer Comment (2019-04-23): Cured with PCCD dated 03/19/19.		04/23/2019		2	B	2/XX/2019	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206657987	XXX	XXX	04/23/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Lender qualified at the higher of the fully indexed rate or the initial note rate plus the periodic adjustment (2%). Non QM qualification method used of Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment.							2	B	2/XX/2019	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206657988	XXX	XXX	04/17/2019	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 02/06/2019 received on or after the date the Closing Disclosure 2/13/2019 12:00:00 AM was received. (Interim/02/06/2019)	The Revised Loan Estimated Dated 02/06/2019 reflects the Borrower's signatures on 02/13/2019. However, there was a Closing Disclosure issued on the same date 02/13/2019.							2	B	3/XX/2019	WA	Second Home	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	No
206657988	XXX	XXX	04/17/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/01/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/01/2019)	The final Closing Disclosure has a Date Issued and Closing Date of 03/XX/2019 but the borrowers signed and dated the closing disclosure on 03/XX/2019. The Post Closing CD issue on 03/07/2019 corrects the Closing date to reflect 03/XX/2019.							2	B	3/XX/2019	WA	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206657988	XXX	XXX	04/17/2019	Credit	Guideline	Guideline Issue	Property is in declining market, the LTV/CLTV is required to be reduced by 5% per guidelines.		Declining Market reflected on Appraisal report. Lender Exception:Allowing a rural property within a slightly declining market. Compensating factors present.	50% LTV < 80% guideline max 808 representative FICO score > 680 guideline minimum - 128 points above guideline minimum	Aggregator Aggregator	Reviewer Comment (2019-04-17): Property is a vacation home on XXXXXXX 17 miles east of XXXXXX with full amenities. Comps are within normal distances. Although appraisal and CDA exhibit a small decline of less than 2% exception made mainly due to the low LTV of 50%. Other comp factors: 808 credit score			04/17/2019	2	B	3/XX/2019	WA	Second Home	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206657988	XXX	XXX	04/17/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/31/2019)	The loan file does not contain acknowledgement, signed by the Borrowers, that they received a copy of the appraisal prior to closing.							2	B	3/XX/2019	WA	Second Home	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206657990	XXX	XXX	04/15/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Secondary/01/11/2019)								2	B	2/XX/2019	WA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206657990	XXX	XXX	04/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/19/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/02/19/2019)	Note and ARM rider reflect an assumption clause, however the final consumer CD reflects that the loan cannot be assumed. Provide a PC CD which reflects a that the loan can be assumed and a LOE explaining the change.							2	B	2/XX/2019	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206657990	XXX	XXX	04/15/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/21/2018)								2	B	2/XX/2019	WA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206657990	XXX	XXX	04/15/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)						04/15/2019		1	A	2/XX/2019	WA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206657991	XXX	XXX	04/15/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/02/06/2019)	Appraisal Report was signed on 02/06/19 however evidence in file of appraisal being sent to borrower 01/18/19.							2	B	3/XX/2019	CO	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206657993	XXX	XXX	04/30/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Qualification method used by lender per guidelines was 2% above note rate or fully amortized payment.							2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206657993	XXX	XXX	04/30/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/13/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/03/13/2019)	The Final CD reflected that the Note would not allow an assumption of the loan. The Note indicates the Note is Assumable.							2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206657993	XXX	XXX	04/30/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/13/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/03/13/2019)	The Final CD did not indicate why there was not an Escrow Account however post closing CD dated 3/26/19 cured this issue and reflected borrower declined the escrow account.			Reviewer Comment (2019-05-06): PCCD dated 03/26/19 corrected clerical error.		05/06/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206657994	XXX	XXX	04/17/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 02/22/2019 did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/02/22/2019)	Broker contact name NMLS ID not provided on any of the closing disclosures.			Reviewer Comment (2019-05-31): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-05-30): MD 5/29/19, received PCCD with updated contact info, LOE and electronic POD. Uploaded for review		05/31/2019		2	B	2/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206657994	XXX	XXX	04/17/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $325.00 exceeds tolerance of $244.00 plus 10% or $268.40. Sufficient or excess cure was provided to the borrower at Closing. (0)						04/17/2019		1	A	2/XX/2019	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206657994	XXX	XXX	04/17/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/22/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/02/22/2019)	The final closing disclosure did not indicate why the borrower declined to have an escrow account; however, the PCCD corrected this error.			Reviewer Comment (2019-05-08): AMC received PCCD correcting Escrow Section and LOE. Exception Cured. Buyer Comment (2019-05-07): MD 5/7/19, Lender issued PCCD on 3/6/19 to correct reason for no escrow. Uploaded PCCD, LOE and proof of electronic delivery		05/08/2019		2	B	2/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206657994	XXX	XXX	04/18/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Refinance purpose discrepancy.	Loan refinance purpose of Rate/Term does not match Guideline loan refinance purpose of Cash-out - Other.	Rate/Term per 1003 and Final CD. Approval identifies Loan Purpose as Cash-out.			Reviewer Comment (2019-05-16): Final 1008 was changed to Rate/Term Refi. Buyer Comment (2019-05-15): Loan has been changed to rate/term. There is a revised 1008 in the file reflecting no-cash out. This is sufficient. Please clear exception.	05/16/2019			1	A	2/XX/2019	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206657994	XXX	XXX	04/18/2019	Credit	Credit	Miscellaneous	Credit Exception:		Appraiser provided (2) appraisals with different values: $2,075,000 and $2,025,000. Lender provided an exception and used the lower value to be more conservative.	71.61% LTV < 85% guideline max 729 representative FICO score > 600 guideline minimum Borrower on this full documentation loan has a disposable income of $16,757.09	Originator Originator Originator	Reviewer Comment (2019-04-18): Client elects to waive with Compensating Factors.			04/18/2019	2	B	2/XX/2019	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206657997	XXX	XXX	04/19/2019	Credit	TRID	General	Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.	Cash to Borrower: $2,983.30; Total Cash Out: $2,983.30; Refi Purpose: Rate/Term	The Final CD dated 03/13/2019 reflects the borrower receiving cash back in the amount of $2,983.30. Rate and Term Refinance Guidelines, and the Approval, indicate the borrower can receive no more than 2% or $2,000.00 cash back, whichever is less. Cash back to the borrower exceeded allowable by $983.30. Post closing CD increased the Principle Reduction which resulted in the borrower receiving $2,000.00 cash out.			Reviewer Comment (2019-06-12): Loan changed to cash out. Buyer Comment (2019-06-11): Agree, loan should be cash-out. Please change.	06/12/2019			1	A	3/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206657997	XXX	XXX	04/23/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow for borrower missing 24 months housing history. Compensating Factors provided.	High mid-FICO score of 723. DTI of 42.60% with a max per guidelines of 50%. $149,436 in liquid assets which equate to over 36 months of reserves.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-04-23): Client elects to waive with Compensating Factors.			04/23/2019	2	B	3/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206657998	XXX	XXX	04/19/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $400.00 exceeds tolerance of $350.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)						04/19/2019		1	A	3/XX/2019	IL	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206657998	XXX	XXX	04/19/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/18/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/03/18/2019)	Promissory note shows loan is assumable however CD indicates loan is not assumable.							2	B	3/XX/2019	IL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206657999	XXX	XXX	04/18/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $87.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The Change of Circumstance for the increase in borrower fees of $87.75 was invalid as the loan was locked through 03/18/2019 and the form indicated the loan lock was being extended. The loan closed on 03/XX/2019, prior to the lock expiring.

Reviewer Comment (2019-05-17): AMC received information from client that closing date was intended to be 3/15/19 on 3/12/19 CD.

Buyer Comment (2019-05-15): MD 5/13/19, There is enough documentation in the file to support the closing date/disbursement dates on the 3/12/19 CD being a clerical error as the lender issued multiple CD’s after 3/12 with corrected closing/disbursement dates, not to mention the actual MTG, Note, closing docs in file to support a true closing date of 3/XX/19, not 3/XX/19.  Please re-review and reduce closing date error to non-material

Reviewer Comment (2019-05-08): In order to re-baseline the fees please provide attestation on what the correct closing date should have been for the CD issued 03/12/2019.  The closing date currently reads 03/05/2019.  Unable to re-baseline since the closing date is prior to the issue date.

Buyer Comment (2019-05-07): MD 5/7/19, the loan originally locked at a rate of 5.375%, on 3/11/19 the borrower changed the rate to 5.25%, which caused a changed in pricing (addition of .009% in discount points, removal of lender credit). The CoC in file dated 3/11/19 is valid and the lender redisclosed with the initial CD on 3/12/19.

													05/17/2019			1	A	3/XX/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206657999	XXX	XXX	04/18/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/15/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/15/2019)	The borrower's fees change by $1,245.55 without a VCC or cure provided.			Reviewer Comment (2019-05-17): AMC received information from client that closing date was intended to be 3/15/19 on 3/12/19 CD. Reviewer Comment (2019-05-08): In order to re-baseline the fees please provide attestation on what the correct closing date should have been for the CD issued 03/12/2019. The closing date currently reads 03/05/2019. Unable to re-baseline since the closing date is prior to the issue date.	05/17/2019			1	A	3/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206657999	XXX	XXX	04/18/2019	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-61.20 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,219.00. (9300)	There was no VCC for the decrease in the Lender credit by $1,157.80, from $1,219.00 to $61.20.

Reviewer Comment (2019-05-17): AMC received information from client that closing date was intended to be 3/15/19 on 3/12/19 CD.

Buyer Comment (2019-05-15): MD 5/13/19, There is enough documentation in the file to support the closing date/disbursement dates on the 3/12/19 CD being a clerical error as the lender issued multiple CD’s after 3/12 with corrected closing/disbursement dates, not to mention the actual MTG, Note, closing docs in file to support a true closing date of 3/15/19, not 3/5/19.  Please re-review and reduce closing date error to non-material

Reviewer Comment (2019-05-08): In order to re-baseline the fees please provide attestation on what the correct closing date should have been for the CD issued 03/12/2019.  The closing date currently reads 03/05/2019.  Unable to re-baseline since the closing date is prior to the issue date.

Buyer Comment (2019-05-07): MD 5/7/19, the loan originally locked at a rate of 5.375%, on 3/11/19 the borrower changed the rate to 5.25%, which caused a changed in pricing (addition of .009% in discount points, removal of lender credit). The CoC in file dated 3/11/19 is valid and the lender redisclosed with the initial CD on 3/12/19.

													05/17/2019			1	A	3/XX/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206658001	XXX	XXX	04/16/2019	Compliance	Compliance	State Compliance	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.								2	B	3/XX/2019	CO	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206658001	XXX	XXX	04/16/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 03/XX/2019 did not disclose number of months for Property Tax under Prepaids. (Final/03/19/2019)	The Final CD did not reflect the number of months that were being paid with the Property Tax funds in Section F.							2	B	3/XX/2019	CO	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206658001	XXX	XXX	04/16/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/19/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/19/2019)	Final CD did not disclose a value of the dollar amount by which the Total Closing Costs exceeded the legal limit.			Reviewer Comment (2019-05-08): Change of circumstance provided - rate lock extension	05/08/2019			1	A	3/XX/2019	CO	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206658001	XXX	XXX	04/16/2019	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-5,442.60 is less than amount of binding Lender Credit previously disclosed in the amount of $-7,539.00. (9300)	A $5,442.60 Lender Credit is reflected on the Final CD however the binding LE dated 01/30/2019 reflects a Lender Credit of $7,539.00. No VCC given for reduction in Lender Credit.			Reviewer Comment (2019-05-08): Change of circumstance provided - rate lock extension Buyer Comment (2019-05-07): MD 5/7/19, lender provided valid CoC on 2/25/19 reflecting a change pricing and the reduction in the lender credit from $7,538.80 to $5,188.80. Lender issued an LE on 2/26/19 reflecting the changes. Uploaded CoC for review.	05/08/2019			1	A	3/XX/2019	CO	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206658008	XXX	XXX	05/01/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/26/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/26/2019)	The Borrower signed Closing Disclosure issued on 2/26/2019 on 2/27/2019. However, the Post Closing CD issued on 03/28/2019 reflects the correct closing date of 2/27/2019.							2	B	2/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206658008	XXX	XXX	05/01/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/26/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/26/2019)	The signed Closing Disclosure issued on 2/26/2019 does not reflect the Exceeded Tolerance amount on page 3. However, the Post Closing CD issued on 3/28/2019 reflects the amount of $25.50.							2	B	2/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206658008	XXX	XXX	05/01/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $25.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75208)	The Lender does issue a check to the Borrower for the amount of $25.50 for the exceeded tolerance cost to cure. A copy of the check is in the loan file.			Reviewer Comment (2019-05-17): Cured on PCCD dated 3/28/19. Buyer Comment (2019-05-15): MD 5/14/19, error was cured post closing. AMV to remove once exception #11669862 is cleared.	05/17/2019			1	A	2/XX/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206658008	XXX	XXX	05/01/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (One Time). Fee Amount of $77.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7550)	The Loan Estimate reflects a Tax Service Fee $120.00. The on Initial CD to Post Closing CD there is an additional Tax Service Fee in the amount of $77.00 located in Section B. There is no cost to cure for this additional tax Fee amount.			Reviewer Comment (2019-05-17): AMC received an attestation that fee named "additional Services" for $148 on LE is the same fee as Tax Service Fee on CD for $77. Buyer Comment (2019-05-15): MD 5/14/19, The lender disclosed "additional charges" in the amount of $148 on the LE. Per TRID this is allowable when the lender maxes out their line items. EM validated this with the seller in March 2019. See uploaded email chain that breaks down the additional charges.	05/17/2019			1	A	2/XX/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206658008	XXX	XXX	05/01/2019	Credit	Assets	Asset Documentation	Asset Issue: Gift funds are missing evidence of receipt		Evidence from donor's account has not been provided. Lender Exception: Wire request and letter from donor's bank have been provided indicating source of funds deposited in to borrower's account. Evidence from donor's account has not been provided but reasonably assumed to be source of deposit. With Compensating factors.	Borrowers Credit score is 787 and the Minimum required if 680.00 The Borrowers DTI is 34.18% and the Maximum is 43%. LTV 90% (max LTV 95%). 20 months reserves. Borrower on this (Documentation Type) documentation loan has a disposable income of $18,000.	Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-07): Client elects to waive with Compensating Factors.			05/07/2019	2	B	2/XX/2019	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206658008	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $25.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75208)	AMC received PCCD dated 3/28/19, LOE, copy of refund check and proof of delivery.							2	B	2/XX/2019	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206658009	XXX	XXX	05/01/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX, CPA Letter, P&L Statement				Reviewer Comment (2019-05-24): Galton Streamline program, follow FNMA DU Findings report. Buyer Comment (2019-05-23): Loan was purchased under the Streamline Program and income documentation is per the DU and the requirements have been met. The Profit & Loss Statement, Balance Sheet, and CPA Letter are not required. Please clear.	05/24/2019			1	A	3/XX/2019	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206658009	XXX	XXX	05/01/2019	Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $2,580,217.74 disclosed on the Final Closing Disclosure dated 03/15/2019 is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $2,580,479.07 provided on 03/29/2019, a difference of $118.00000. (The difference excludes any increase in prepaid interest). (Post-Close/03/29/2019)	Borrower paid charges in Section B increased on the Post Closing Disclosure causing the Total of Payments on the Final CD dated 03/15/2019 to be under disclosed. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, Reopened Rescission (if applicable), updated CD and proof of delivery.			Reviewer Comment (2019-05-23): A new exception is populated for new PCCD. Exception Cleared. Buyer Comment (2019-05-22): Received new PCCD, LOE, POD, copy of refund check and new NORTC form	05/23/2019			1	A	3/XX/2019	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206658009	XXX	XXX	05/01/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 03/15/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/03/15/2019)	In section F the insurance premium indicates the lender is collecting 12 months for a total of $1027. The actual premium $2602 and the amount being collected in section G is accurate.							2	B	3/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206658009	XXX	XXX	05/07/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow the 10/1 Interest Only 40 yr loan product on a Streamlined first lien. Compensating Factors provided.	LTV of 75% with a program max of 90%. High mid-FICO score of 693. Borrower has been self employed for 32 years. Borrower on this (Documentation Type) documentation loan has a disposable income of $10,156.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-07): Client elects to waive with Compensating Factors.			05/07/2019	2	B	3/XX/2019	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206658009	XXX	XXX	05/23/2019	Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $2,580,217.74 disclosed on the Final Closing Disclosure dated 03/15/2019 is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $2,580,479.07 provided on 05/20/2019, a difference of $118.00000. (The difference excludes any increase in prepaid interest). (Post-Close/05/20/2019)	AMC received PCCD indicating cure, LOE, Refund Check, signed RTC 05/17/2019, and POD. The PCCD indicates a cure of $118 however lender credits did not increase. An exception is created for the PCCD indicating the correct amount of lender credit. PCCD total of payments exception cured.			Reviewer Comment (2019-05-23): AMC received PCCD indicating cure, LOE, Refund Check, signed RTC 05/17/2019, and POD. The PCCD indicates a cure of $118 however lender credits did not increase. An exception is created for the PCCD indicating the correct amount of lender credit. PCCD total of payments exception cured.		05/23/2019		2	B	3/XX/2019	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206658009	XXX	XXX	05/23/2019	Compliance	Compliance	Miscellaneous Compliance	Miscellaneous Compliance: Non-Material Compliance Exception:		AMC received PCCD indicating cure, LOE, Refund Check, signed RTC 05/17/2019, and POD. The PCCD indicates a cure of $118 however lender credits did not increase. Please provide PCCD indicating the correct amount of lender credit due to cure.							2	B	3/XX/2019	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206658010	XXX	XXX	05/01/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/20/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/03/20/2019)	The promissory Note says the loan is assumable however the closing disclosure says the loan is not assumable.							2	B	3/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206658010	XXX	XXX	05/07/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow Missing 2018 W2 tax transcripts. Compensating Factors provided.	FICO 700 (min FICO 640). LTV 85% (max LTV 90%). 40% DTI on this Full documentation loan < 45% guideline max. 10 months reserves. Borrower on this (Documentation Type) documentation loan has a disposable income of $13000.	Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-07): Client elects to waive with Compensating Factors.			05/07/2019	2	B	3/XX/2019	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206658011	XXX	XXX	05/01/2019	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate lock not provided.			Reviewer Comment (2019-05-17): AMC received rate lock confirmation	05/17/2019			1	A	3/XX/2019	AZ	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
206658011	XXX	XXX	05/01/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/19/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/19/2019)	Final CD reflects closing date of 3/XX/19 however actual date of consummation was 3/XX/19.							2	B	3/XX/2019	AZ	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206658011	XXX	XXX	05/01/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/19/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/19/2019)	Final CD does not reflect a cure and fails to account for increase in discount points.			Reviewer Comment (2019-05-17): AMC received rate lock confirmation	05/17/2019			1	A	3/XX/2019	AZ	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206658011	XXX	XXX	05/01/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $460.00 exceeds tolerance of $359.00. Insufficient or no cure was provided to the borrower. (7200)	Discount points increased from $359 to $460 without valid COC or cure provided to borrower. There is a document labeled Misc_Cond_84940_20190317.pdf stating the lender does not issue COC for rate lock.			Reviewer Comment (2019-05-17): AMC received rate lock confirmation Buyer Comment (2019-05-15): MD 5/14/19, EM utilized lender's rate lock confirmation on 3/12/19 and redisclosed LE reflecting the final pricing/cost of .050% to baseline the points being increased. See upload	05/17/2019			1	A	3/XX/2019	AZ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206658011	XXX	XXX	05/01/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XX K-1 (2018)	File missing 2018 K-1. Loan closed 3/20/19 - 2018 corporate returns required to be file by 3/15/19 therefore 2018 K-1 should be available to borrower and required to verify that borrower income did not decline in 2018.			Reviewer Comment (2019-06-05): Not required and would not be available. Loan application was on 2/XX/2019, and loan closed 3/XX/2019, not required to file until 4/15/2019. Buyer Comment (2019-06-04): 2018 returns and K-1 were not required until after 4/15 per Galton guidelines nor do they require a copy of the extension.	06/05/2019			1	A	3/XX/2019	AZ	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
206658011	XXX	XXX	05/01/2019	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/12/2019 received on or after the date the Closing Disclosure 3/15/2019 12:00:00 AM was received. (Interim/03/12/2019)	FIle does not contain evidence revised LE dated 3/12/19 was received by borrower prior to receipt of initial CD dated 3/15/19.							2	B	3/XX/2019	AZ	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
206658012	XXX	XXX	05/01/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	AUS Findings: All conditions were not met		The Guidelines do not allow for a non-owner occupied property since the borrower does not have a verifiable primary residence history.

Reviewer Comment (2019-05-24): Borrower Letter of explanation and supporting documentation evidencing borrower moved back to rental apartment at XXXXXXXXXXXXXX. Exception Cleared.

Buyer Comment (2019-05-23): "Disagree as unclear what section of the guideline this is being cited from.  Per LOE from the borrower, the borrower moved to the subject to take care of his ailing mother.  After her death, he inherited the property.  All units are rented out to tenants and the borrower has since moved back with spouse.  Two cancelled checks paid by spouse were provided showing proof of the rent amounts.  Spouse's name matched the Interspousal Transfer Deed in the file.  Subject property is a 4 unit property and file contains lease agreements for all units.   There is no guideline violation.  Please clear exception.

													05/24/2019			1	A	3/XX/2019	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
206688405	XXX	XXX	05/02/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/05/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/05/2019)	Final CD did not disclose a value of the dollar amount by which the Total Closing Costs exceeded the legal limit.							2	B	3/XX/2019	AL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206688405	XXX	XXX	05/02/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $696.33 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Zero Tolerance issue caused by Closing Date of 02/XX/19 and a Disbursement date of 02/XX/19 on the CD dated 02/26/19. If dates were disclosed in error, please provide attestation of closing and disbursement dates that should have been disclosed on 2/26/19 CD.

Reviewer Comment (2019-05-16): Clearing based on client attestation.

Buyer Comment (2019-05-15): MD 5/15/19, Lender issued CoC on 2/26/19 referencing the addition of $696.33 in discount points. Agree the lender disclosed the wrong closing/disbursement date on the 2/26/19 CD, however lender corrected this non-material error with issuance of the 3/5/19 CD and 3/11/19 PCCD to reference the correct closing date of 3/5/19. The 3/5/19 closing date is also supported by the Note, MTG and other closing docs in file. Additional attestation should not be required as lender met TRID requirements to correct the error.

													05/16/2019			1	A	3/XX/2019	AL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206688405	XXX	XXX	05/02/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow property listed for sale at time of application. Compensating Factors provided.	778 representative FICO score > 620 guideline minimum - 158 points above guideline minimum. 70% LTV < 85% guideline max. Borrower has job stability for 30 years as a Sr Mgr/Enrollment Admin. Borrower on this (Documentation Type) documentation loan has a disposable income of $7000.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-02): Client elects to waive with Compensating Factors.			05/02/2019	2	B	3/XX/2019	AL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206688405	XXX	XXX	05/02/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow property with rural zoning. Compensating Factors provided.	778 representative FICO score > 620 guideline minimum - 158 points above guideline minimum. 70% LTV < 85% guideline max. Borrower has job stability for 30 years as a Sr Mgr/Enrollment Admin. Borrower on this (Documentation Type) documentation loan has a disposable income of $7000.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-02): Client elects to waive with Compensating Factors.			05/02/2019	2	B	3/XX/2019	AL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206688405	XXX	XXX	05/02/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow exterior only inspection after disaster. Compensating Factors provided.	778 representative FICO score > 620 guideline minimum - 158 points above guideline minimum. 70% LTV < 85% guideline max. Borrower has job stability for 30 years as a Sr Mgr/Enrollment Admin. Borrower on this (Documentation Type) documentation loan has a disposable income of $7000.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-02): Client elects to waive with Compensating Factors.			05/02/2019	2	B	3/XX/2019	AL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206688407	XXX	XXX	05/02/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		The Lender Approval is missing from the loan file.			Reviewer Comment (2019-05-24): File contains the Lender Commitment Letter, or Approval, to the borrower. Buyer Comment (2019-05-23): This is non-material. Loan has a signed loan commitment and UW transmittal summary. Loan is already closed. Please clear.	05/24/2019			1	A	3/XX/2019	NJ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206688407	XXX	XXX	05/03/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX, Borrower: XXX P&L Statement P&L Statement	The loan file is missing a 2018 and 2019 P&L for the borrowers' current S-Corp. Lender made exception for the missing documentation. Lender exception to allow Missing 2018 P&L for XXX. Compensating Factors provided.	The borrower has residual income of $8,337.00, guidelines only require $1,500.00. The borrower has reserves of $1,036,743, guidelines require $51,766.	Aggregator Aggregator	Reviewer Comment (2019-05-07): Client elects to waive with Compensating Factors.			05/07/2019	2	B	3/XX/2019	NJ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206688407	XXX	XXX	05/03/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan Designation was submitted as Non QM. Due Diligence identified a Loan Designation of ATR Fail.			Reviewer Comment (2019-05-24): Third Party verification through Manat.com was provided. Buyer Comment (2019-05-23): The business had very small loss applied. The borrowers are both retired per the proc cert provided which is now their primary source of income. Business is phasing out. Manta.com and Company website shows both borrowers as verification. There is no ATR violation. The borrowers have over $1MM in assets (189 months of reserves). Please clear exception.	05/24/2019			1	A	3/XX/2019	NJ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
206688407	XXX	XXX	05/03/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - S-Corp Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status using reasonably reliable third-party records. (XXX/S-Corp)	Loan missing third party verification of the borrowers' S-Corporation.			Reviewer Comment (2019-05-24): Third Party verification through Manat.com was provided. Buyer Comment (2019-05-23): The business had very small loss applied. The borrowers are both retired per the proc cert provided which is now their primary source of income. Business is phasing out. Manta.com and Company website shows both borrowers as verification. There is no ATR violation. The borrowers have over $1MM in assets (189 months of reserves). Please clear exception.	05/24/2019			1	A	3/XX/2019	NJ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206688407	XXX	XXX	05/03/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - S-Corp Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status using reasonably reliable third-party records. (XXX/S-Corp)	Loan missing third party verification of the borrowers' S-Corporation.			Reviewer Comment (2019-05-24): Third Party verification through Manat.com was provided. Buyer Comment (2019-05-23): The business had very small loss applied. The borrowers are both retired per the proc cert provided which is now their primary source of income. Business is phasing out. Manta.com and Company website shows both borrowers as verification. There is no ATR violation. The borrowers have over $1MM in assets (189 months of reserves). Please clear exception.	05/24/2019			1	A	3/XX/2019	NJ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206688407	XXX	XXX	05/03/2019	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Missing 3rd party verification.			Reviewer Comment (2019-05-24): Third Party verification through Manat.com was provided.	05/24/2019			1	A	3/XX/2019	NJ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206688407	XXX	XXX	05/03/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Non-QM qualifying rate is calculate by using the greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment. Lender used the following qualification method per guidelines, Borrowers qualify at the higher of the fully indexed rate or the initial note rate plus the periodic adjustment (2%).			Reviewer Comment (2019-05-24): Per Lender Matrix, ARM- Use the greater of the Note rate or fully indexed rate.	05/24/2019			1	A	3/XX/2019	NJ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206688409	XXX	XXX	05/03/2019	Credit	Credit	Credit Eligibility	Public Record Issue:	Credit Report: Original // Public Record Type: Charge-offs / Balance: 17535.00, Credit Report: Original // Public Record Type: Charge-offs / Balance: 16819.00								2	B	3/XX/2019	AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	No
206688409	XXX	XXX	05/03/2019	Compliance	Compliance	Federal Compliance	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX/Schedule C)	Missing P&L and Balance Sheet.

Reviewer Comment (2019-06-13): Designation changed to Non QM.

Reviewer Comment (2019-06-12): Request Escalated- Response - Appendix Q requires Self Employed Sole proprietors to provide two years signed/dated tax returns and a YTD P&L and Balance Sheet.

If the lender did not obtain a balance sheet from the consumer prior to consummation, then the loan does not adhere to Appendix Q, and therefore would not be considered to be a QM loan.

Buyer Comment (2019-06-11): The borrower's business is "XXXXXX", which basically is considered a contractor doing tile work.  Again, this is a Schedule C borrower with very minimal expenses and would not maintain a balance sheet.  The file contains bank statements which the borrower uses for the business.  Please escalate again.

Reviewer Comment (2019-05-29): AMC Compliance Response: Section 4(b) and section 4(c) are independent sections. Section 4(c) is not impacted by the restrictions/limitations within 4(b). Section 4 currently has 3 requirements, originally it had 4 requirements, but the 4th was removed. The limitation within 4(b) applies to the requirement within 4(b). 4(c) does not have a similar limitation and the balance sheet would be required for a sole proprietor.

Reviewer Comment (2019-05-24): Escalated to AMC Compliance Review.

Buyer Comment (2019-05-23): We have consulted counsel on this subject previously and per their response: "Secion 4b and 4c applies only to the type of corporate forms enumerated in 4b, namely, corporations, “S” corporations and partnerships.  It is noteworthy that in Appendix Q Section I-D.2, the CFPB enumerates the four types of business structures: (i) sole proprietorships, (ii) corporations, (iii) limited liability or “S” corporations and (iv) partnerships.  In Appendix Q Section I-D.4.b., sole proprietorships are not included in the enumeration of entities that must comply with the P&L and balance sheet items required in 4.c.  For practical reasons, this make sense since sole proprietors may not always maintain P&Ls and balance sheets."   Additionally, borrower is a Schedule C borrower and tax transcripts are in the file for 2018 and loan closed in March.  The profit and loss are shown on the transcripts; in addition, the show that borrower has very minimal business expenses in relation to income received.  Therefore, this is deemed to have met the Appendix Q requirements with the two years tax returns.

													06/13/2019			1	A	3/XX/2019	AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	No
206688409	XXX	XXX	05/03/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan Designation was submitted as Safe Harbor QM. Due Diligence identified a Loan Designation of Non QM.

Reviewer Comment (2019-06-13): Designation changed to Non QM.

Reviewer Comment (2019-05-24): Escalated to AMC Compliance Review.

Buyer Comment (2019-05-23): We have consulted counsel on this subject previously and per their response: "Secion 4b and 4c applies only to the type of corporate forms enumerated in 4b, namely, corporations, “S” corporations and partnerships.  It is noteworthy that in Appendix Q Section I-D.2, the CFPB enumerates the four types of business structures: (i) sole proprietorships, (ii) corporations, (iii) limited liability or “S” corporations and (iv) partnerships.  In Appendix Q Section I-D.4.b., sole proprietorships are not included in the enumeration of entities that must comply with the P&L and balance sheet items required in 4.c.  For practical reasons, this make sense since sole proprietors may not always maintain P&Ls and balance sheets."   Additionally, borrower is a Schedule C borrower and tax transcripts are in the file for 2018 and loan closed in March.  The profit and loss are shown on the transcripts; in addition, the show that borrower has very minimal business expenses in relation to income received.  Therefore, this is deemed to have met the Appendix Q requirements with the two years tax returns.

													06/13/2019			1	A	3/XX/2019	AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	Yes
206688409	XXX	XXX	05/03/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/24/2019)								2	B	3/XX/2019	AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	No
206688409	XXX	XXX	05/03/2019	Compliance	Compliance	Federal Compliance	TRID Servicing Disclosure Status	File does not evidence the consumer was provided with the Servicing Disclosure.	No evidence of the service disclosure was found in the file.							2	B	3/XX/2019	AZ	Primary	Purchase	Good faith redisclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	Yes
206688409	XXX	XXX	05/07/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow Missing divorce decree documentation. Compensating Factors provided.	FICO 712 (minimum FICO 600). 80% LTV < 90% guideline max. Both Borrowers have 10+ years job stability. 23+ months reserves. Borrower on this (Documentation Type) documentation loan has a disposable income of $6000.	Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-07): Client elects to waive with Compensating Factors.			05/07/2019	2	B	3/XX/2019	AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	No
206688409	XXX	XXX	06/13/2019	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Designation changed to Non QM.							2	B	3/XX/2019	AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	No
206688411	XXX	XXX	05/06/2019	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $225,000.00 is less than the note amount of $226,000.00 based on the title evidence in file.				Reviewer Comment (2019-05-28): Title Commitment provided reflects sufficient coverage. Buyer Comment (2019-05-23): There is no guideline requirement for the title coverage to be the same as the loan amount. Please clear.	05/28/2019			1	A	3/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
206688411	XXX	XXX	05/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/11/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/11/2019)	The addition of the appraisal desk review fee triggered this failure.			Reviewer Comment (2019-06-06): Letter of Explanation & Corrected Closing Disclosure provided prior to AMC review		06/06/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206688411	XXX	XXX	05/06/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The addition of the appraisal desk review fee triggered this failure. Not disclosing the appraisal desk review initially doesn't constitute a valid change of circumstance.			Reviewer Comment (2019-05-17): VCC in images Buyer Comment (2019-05-15): MD 5/15/19, EM would accept the 3/8/19 CoC and redisclosed CD disclosing the added Appraisal Desk Review Fee as sufficient. According to §1026.19(e)(3)(iv)(A)(2) and (3) the lender can rebaseline if they receive information specific to the consumer transaction that was inaccurate, changed or was new after the original disclosures were provided.	05/17/2019			1	A	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206688411	XXX	XXX	05/06/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $467.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	A post closing letter with a check for $17 was mailed to the borrower. A $17 cure is reflected however is insufficient to cure total 0% tolerance violations of $167.

Reviewer Comment (2019-06-06): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided to the borrower prior to AMC review.

Buyer Comment (2019-06-05): MD, the lender issued a 2nd PCCD on 4/3/19 referencing the $17 cure, along with LOE and POD and the refund check. See upload. New RoR should not be required for tolerance cure.

Reviewer Comment (2019-05-17): PCCD dated 3/15/19 does not disclose a tolerance for any amount.  The $17 refund check is insufficient documentation needed to cure.  A Corrected CD reflecting the tolerance cure amount on page 1, 2 & 3, along with LOE to Borrower explaining the corrections, rescission to be reopened and proof of delivery are required to cure.

Buyer Comment (2019-05-15): MD 5/15/19, EM would accept the 3/8/19 CoC and redisclosed CD disclosing the added Appraisal Desk Review Fee, so the only cure required is the increase in the appraisal fee of $17. existing cure is sufficient.

														06/06/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206688411	XXX	XXX	05/06/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/01/23/2019)								2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
206688411	XXX	XXX	05/06/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,080.00 exceeds tolerance of $946.00 plus 10% or $1,040.60. Insufficient or no cure was provided to the borrower. (0)	Final disclosure reflects an increase in the 10% tolerance fees, total expense is $1080.00, exceeds tolerance limit of $1040.60 by $39.40, sufficient cure was not provided at closing			Reviewer Comment (2019-05-17): VCC in images Buyer Comment (2019-05-15): MD 5/15/19, The lender issued a CoC on 2/21/19 and subsequent CD on 2/21 reflecting the addition/increase in fees due to requiring a trust certification.	05/17/2019			1	A	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206688411	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $467.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower. (7506)	Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided to the borrower prior to AMC review.			Reviewer Comment (2019-06-06): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided to the borrower prior to AMC review.		06/06/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206688412	XXX	XXX	05/06/2019	Credit	Guideline	Guideline Issue	Payment Shock exceeds credit guidelines.	Payment Shock: 315.99451%	Guidelines allow for a Payment shock of 150%. Borrower's are FTHB. Lender approved Payment Shock Exception.	Borrower has job stability for 4 years as a CFO. Co-Borrower has job stability for 13 years as a Teacher. Borrower on this (Documentation Type) documentation loan has a disposable income of $22,081.74. 30 months reserves > 9 months guideline minimum.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-07): Client elects to waive with Compensating Factors.			05/07/2019	2	B	3/XX/2019	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206688412	XXX	XXX	05/06/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Other not provided		Guidelines state that "for a simultaneous HELOC originated with a new first mortgage, use the full credit line amount for qualification purposes. Evidence of the HELOC payment amount must be verified." The loan file is missing evidence of the monthly payment for the Second Lien/HELOC.

Reviewer Comment (2019-05-24): HELOC Agreement provided in file, reflects the rate and terms of loan, borrower was qualified with more conservative payment.

Buyer Comment (2019-05-23): Disagree.  The file contains the HELOC agreement stating the daily periodic rate.  The borrower took the full draw from the line, which means taking the daily periodic rate with the full line amount for 30 days, the payment would be $869.40.  The loan approval from Symmetry Lendings shows initial monthly payment of $870.74 for the new HELOC.   The borrower was qualified using $1610 as the monthly payment.  No further documentation is necessary.  Please clear.

													05/24/2019			1	A	3/XX/2019	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206688412	XXX	XXX	05/06/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/15/2019)	Appraisal completed on 03/15/2019, proof of delivery reflects emailed to the borrower on 03/04/2019							2	B	3/XX/2019	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206688412	XXX	XXX	05/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/14/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/14/2019)	The Final CD reflected a Closing Date of 03/XX/2019, however the Security Instrument was notarized 03/XX/2019.							2	B	3/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206688414	XXX	XXX	05/03/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/01/29/2019)	File does not contain evidence borrower acknowledged receipt of appraisal 3 days prior to closing.							2	B	3/XX/2019	NC	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
206688414	XXX	XXX	05/03/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 12,096.12 on Final Closing Disclosure provided on 03/06/2019 not accurate. (Final/03/06/2019)	Final CD reflects non-escrowed property costs year 1 of $12,096.12 however corrected by post closing CD dated 3/26/19 which reflects it as $13,536.24.			Reviewer Comment (2019-05-07): PCCD dated 03/26/19 disclosed the correct amount.		05/07/2019		2	B	3/XX/2019	NC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206688414	XXX	XXX	05/03/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX P&L Statement	P & L statement for year end 2018 not provided in file required to validate borrower did not have declining income in 2018.

Reviewer Comment (2019-06-12): Basic statement, non traditional P&L was provided. Provides minimal information, but acceptable.

Buyer Comment (2019-06-11): The dates are on the document - It states "2018" and "2019-YTD".   It was signed on 2/26/2019.  What else is needed as date ranges?  The P&L's have been provided.  Please clear exception.

Reviewer Comment (2019-05-10): Received P&L from borrower however, the dates for 2018 and 2019 are missing, please provide the date ranges to clear this exception.

Buyer Comment (2019-05-09): Borrower did provide a short version of the 2018 and YTD 2019 - See 'Income/LOE-Income.pdf'.   Schedule C Borrower who has been in business for over 40 years.  Please clear exception.

													06/12/2019			1	A	3/XX/2019	NC	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
206688415	XXX	XXX	05/06/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower:XXX Transcripts (2018)	Exception provided by Lender for no results returned when pulling the 2018 transcripts.	Guidelines allow for an LTV of 95%, the subject is 89.98%. Borrower has employment stability for 20 years in Sales/Management. FICO 788 (min FICO 680),	Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-07): Lender provided exception for missing 2018 transcripts.			05/07/2019	2	B	3/XX/2019	IL	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206688415	XXX	XXX	05/06/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Guidelines for 11/05/2018 reflect the Qualification payment for a 5/1 ARM of the higher of the fully indexed rate or the initial note rate plus the periodic adjustment (2%).							2	B	3/XX/2019	IL	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206688416	XXX	XXX	05/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/15/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/15/2019)	Final disclosure reflects a closing date of 03/XX/2019, document was executed on 03/XX/2019. File contains a post closing disclosure with the accurate closing/funding date.							2	B	3/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206688416	XXX	XXX	05/07/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX, Borrower: XXX Transcripts (2016) Transcripts (2016)	The 2016 transcripts came back blank; however, the lender provided an exception stating - The loan file contains proof of the wired funds along with a letter from the CPA verifying the taxes were filed. Compensating factors were provided.	35.84% DTI on this full documentation loan < 43% guideline max 750 representative FICO score > 720 guideline minimum 17 months reserves > 6 months guideline minimum Borrower on this full documentation loan has a disposable income of $17,109	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-07): Exception provided for the missing the 2016 for both borrowers.			05/07/2019	2	B	3/XX/2019	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206688416	XXX	XXX	05/07/2019	Credit	Credit	Credit Documentation	No Housing History or Less Than 12 Months Verified. 6 Months reserves required per guidelines. Review data and set applicable exception.		Lender allowed an exception for a gap in rents when borrower lived rent free - The borrower's employer validated he lived in temporary housing for a 3 month period of time from 2/2017 - 5/2017. The borrower has 0 x 30 on the 21 months verified. The 3 months while living in temporary housing did not require a payment.	35.84% DTI on this full documentation loan < 43% guideline max 750 representative FICO score > 720 guideline minimum 17 months reserves > 6 months guideline minimum Borrower on this full documentation loan has a disposable income of $17,109	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-07): Lender allowed an exception for a gap in rents when borrower lived rent free - The borrower's employer validated he lived in temporary housing for a 3 month period of time from 2/2017 - 5/2017. The borrower has 0 x 30 on the 21 months verified. The 3 months while living in temporary housing did not require a payment.			05/07/2019	2	B	3/XX/2019	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206688417	XXX	XXX	05/07/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/19/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/19/2019)	The Final CD reflects a Closing Date of 03/XX/2019, however the Security Instrument reflects a Notary date of 03/XX/2019. File contains a post closing disclosure with the accurate closing/funding date.							2	B	3/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206688417	XXX	XXX	05/07/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Tax Return Fee. Fee Amount of $10.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7575)	The Initial LE did not reflect the $10.00 Verification Of Tax Return Fee and there was no VCC. Cure of $10.00 reflected on the Final CD.					05/07/2019		1	A	3/XX/2019	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206688418	XXX	XXX	05/08/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow use of 12/30/2014 as final disbursement date for CH 13 BK. Compensating Factors provided.	Borrower on this (Documentation Type) documentation loan has a disposable income of $9163. Good reserves ($80,935).	Aggregator Aggregator	Reviewer Comment (2019-05-08): Client elects to waive with Compensating Factors.			05/08/2019	2	B	3/XX/2019	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
206688419	XXX	XXX	05/06/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/03/20/2019)	Final seller CD is missing from the file. Provide a copy of the final seller CD.							2	B	3/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206688420	XXX	XXX	05/02/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $189.00 exceeds tolerance of $125.00 plus 10% or $137.50. Sufficient or excess cure was provided to the borrower at Closing. (0)						05/02/2019		1	A	2/XX/2019	MO	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206688420	XXX	XXX	05/02/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/14/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/02/14/2019)	The Promissory Note says the loan is assumable but the Closing Disclosure said that the loan is not assumable.							2	B	2/XX/2019	MO	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206688420	XXX	XXX	05/02/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/14/2019 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/02/14/2019)	The Closing Costs Financed on the final Closing Disclosure is listed as 0 (zero) but the calculated Closing Costs financed is $4,979.47.							2	B	2/XX/2019	MO	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206688421	XXX	XXX	05/07/2019	Credit	Guideline	Guideline Issue	Gift Funds are not permitted per guides.		The lender allowed an exception for the use of gift funds on an investment transaction. The borrower meets the 5% of their own funds for down payment and their own funds for reserves. Compensating factors: High mid-FICO score of 756. Low DTI of 35.89% with a max per guidelines of 50%. Liquid assets of $58,216 which equate to over 18 months of reserves. Good residual income of $9,616.17	Borrower on this full documentation loan has a disposable income of $9616.17 35.89% DTI on this full documentation loan < 50% guideline max High mid-FICO score of 756 which is above min of 720.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-07): Exception provided to allow the use of gift funds on an investment property.			05/07/2019	2	B	3/XX/2019	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
206688425	XXX	XXX	05/02/2019	Credit	Credit	Miscellaneous	Credit Exception:		Loan File is missing Letter of Explanation from the Borrower or Loan Officer regarding the Borrower's Business Partner's name being the same as the Loan Officer.	The Borrower's LTV is 46.51% with a program max of 80% DTI is 15.92% with a Program maximum of 50% Borrower has a disposable income of $48,007.00 High Reserves of $420,003.22.	Aggregator Aggregator Aggregator Aggregator

Reviewer Comment (2019-06-13): Client elects to waive the exception with verified compensating factors.

Buyer Comment (2019-06-12): Please waive - non-material non-arm's length transaction. Borrower's business partner also shows as loan officer in transaction.
Substantial equity in property, low DTI, high residual, reserves in excess of program requirements. Third party verification of income.

Reviewer Comment (2019-05-22): 2017 1065 for XXXXXXX C-4 Holdings, LLC, Schedule B-1, Part II, Individuals Owning 50% or more, XXXXXXXXXXXXX is listed as a 50% owner.

Buyer Comment (2019-05-22): Please clarify what document the LO XXXXXXXXXXXXXXXXXXX shows as a business partner of the borrower.

															06/13/2019	2	B	2/XX/2019	AZ	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
206688425	XXX	XXX	05/02/2019	Credit	Guideline	Guideline Issue	Aged document: Asset Account is more than 120 days prior to the note.		Missing the updated bank statement from XXX prior to closing date. Lender Exception:Borrower provided an updated asset statement from XXX dated 3/27/2019 which was after the loan closing. This asset statement has remained consistent. The asset statement initially included in the file expired 12/29/2019 had a balance of $146,000. The updated asset provided after the closing has a balance of $144,000. The monies are proven to still be in the account, along with the borrower received cash-out at closing of approx $192,000. Compensating factors: Attached	The Borrower's LTV is 46.51% with a program max of 80% DTI is 15.92% with a Program maximum of 50%	Aggregator Aggregator	Reviewer Comment (2019-05-07): Client elects to waive with Compensating Factors.			05/07/2019	2	B	2/XX/2019	AZ	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
206688425	XXX	XXX	05/02/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/05/2019)	The Borrowers did not sign an acknowledgement stating they received copies of the appraisal at closing.							2	B	2/XX/2019	AZ	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
206688427	XXX	XXX	05/07/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:Secondary/03/26/2019)	The Appraisal Delivery waiver in the loan file is dated 03/XX/2019, less than 3 days before the Closing Date of 03/XX/2019.							2	B	3/XX/2019	SC	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206688427	XXX	XXX	05/07/2019	Compliance	Compliance	Federal Compliance	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	The Special Flood Hazard Area was provided to the borrower and signed 03/27/2019.							2	B	3/XX/2019	SC	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206688427	XXX	XXX	05/07/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/03/27/2019)	The Seller CD was not provided.							2	B	3/XX/2019	SC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206688427	XXX	XXX	05/07/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 5,341.20 on Final Closing Disclosure provided on 03/27/2019 not accurate. (Final/03/27/2019)	Per the Closing Disclosure the escrow payments are $196.00 (homeowner's insurance), $29.08 (flood insurance), and $220.02 (property taxes). The tax cert shows the property taxes to be $9,059.08 per year, which would be $754.92 monthly.			Reviewer Comment (2019-05-16): AMC received tax information sheet used by lender to establish escrow account. Buyer Comment (2019-05-15): MD 5/15/19, The lender used the Estimated 2019 taxes in the amount of $2,640.29 to determine the monthly escrow costs. Please refer to the top of the Tax Information Sheet.	05/16/2019			1	A	3/XX/2019	SC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206688427	XXX	XXX	05/07/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/27/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/795004)	Per the Closing Disclosure the escrow payments are $196.00 (homeowner's insurance), $29.08 (flood insurance), and $220.02 (property taxes). The tax cert shows the property taxes to be $9,059.08 per year, which would be $754.92 monthly.			Reviewer Comment (2019-05-16): AMC received tax information sheet used by lender to establish escrow account.	05/16/2019			1	A	3/XX/2019	SC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206688427	XXX	XXX	05/07/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/27/2019 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/795004)	Per the Closing Disclosure the escrow payments are $196.00 (homeowner's insurance), $29.08 (flood insurance), and $220.02 (property taxes). The tax cert shows the property taxes to be $9,059.08 per year, which would be $754.92 monthly. The total monthly escrows should be $980.00			Reviewer Comment (2019-05-16): AMC received tax information sheet used by lender to establish escrow account.	05/16/2019			1	A	3/XX/2019	SC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206688427	XXX	XXX	05/07/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,883.00 exceeds tolerance of $2,407.00 plus 10% or $2,647.70. Sufficient or excess cure was provided to the borrower at Closing. (0)						05/07/2019		1	A	3/XX/2019	SC	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206688430	XXX	XXX	05/03/2019	Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The dwelling coverage of $365,280.00 is insufficient to cover the loan amount of $411,750.00 or the Estimated Cost New of $369,984.00.			Reviewer Comment (2019-05-24): Verified sufficient coverage. Buyer Comment (2019-05-23): The coverage shows dwelling, plus other structure/outbuilding coverage, and replacement cost equals $370,200 which is sufficient. Please clear exception.	05/24/2019			1	A	3/XX/2019	OR	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
206688430	XXX	XXX	05/03/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Asset Qualifier loan does not require income or DTI. Borrower is required to have 36 months reserves of credit debt and negative cash flow for an investment property, 9 months reserves for the subject property and sufficient funds to cover the closing, EMD, and loan amount independent of the reserves required.							2	B	3/XX/2019	OR	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	ATR Risk	Yes
206688430	XXX	XXX	05/03/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Asset Qualifier loan does not require income or DTI.							2	B	3/XX/2019	OR	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
206688430	XXX	XXX	05/03/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	No DTI supplied, adequate assets documented to cover guideline requirements.			Reviewer Comment (2019-05-07): Asset Qualification Guidelines				2	B	3/XX/2019	OR	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
206688430	XXX	XXX	05/03/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Asset Qualifier loan does not require income or DTI. Borrower is required to have 36 months reserves of credit debt and negative cash flow for an investment property, 9 months reserves for the subject property and sufficient funds to cover the closing, EMD, and loan amount independent of the reserves required.							2	B	3/XX/2019	OR	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
206688430	XXX	XXX	05/03/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/11/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/03/11/2019)	The Note contains verbiage allowing assumption and the final CD indicates the loan is not assumable.							2	B	3/XX/2019	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	ATR Risk	Yes
206688431	XXX	XXX	05/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $1,800.00 on Final Closing Disclosure provided on 03/06/2019 not accurate. (Final/03/06/2019)	Final CD dated 03/06/2019 identified annual HOA dues of $1800. Subject is a SFR with no HOA per Appraisal and Deed of Trust.			Reviewer Comment (2019-05-23): AMC received PCCD correcting non escrowed property costs and LOE. Exception Cured. Buyer Comment (2019-05-22): MD 5/21/19, EM addressed this with seller and seller issued an updated PCCD with removal of HOA dues in ETIA/ non-escrow property costs. See upload.		05/23/2019		2	B	3/XX/2019	NV	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206688431	XXX	XXX	05/08/2019	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 01/11/2019 received on or after the date the Closing Disclosure 1/15/2019 12:00:00 AM was received. (Interim/01/11/2019)								2	B	3/XX/2019	NV	Second Home	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
206688431	XXX	XXX	05/08/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/01/09/2019)								2	B	3/XX/2019	NV	Second Home	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
206688431	XXX	XXX	05/08/2019	Credit	Valuation	General	Last Sale Date is less than 180 days ago and value increased by more than 20%. Potential flip transaction, 2nd valuation may be required.		Lender exception provided, subject property is considered a flip transaction since it was resold within 180 days and does not meet lender requirements. Minimal increase in sales price, $5,000, from seller's acquisition of the property to the sale to the borrower. Compensating Factors provided.	Borrower has employment stability Borrower has good FICO of 720 Borrower on this full documentation loan has a disposable income of $9485.61	Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-10): Client elects to waive with Compensating Factors.			05/10/2019	2	B	3/XX/2019	NV	Second Home	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
206688433	XXX	XXX	05/09/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/05/2019)	The Report Date is 03/05/2019 however the email confirmation indicates the appraisal was sent to the borrower on 02/20/2019.							2	B	3/XX/2019	UT	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206688433	XXX	XXX	05/09/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/03/05/2019)	The loan file is missing verification of when the borrower received a copy of the appraisal.							2	B	3/XX/2019	UT	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206688433	XXX	XXX	05/09/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 03/26/2019 used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/03/26/2019)	The Final CD used the abbreviation CPL and did not spell out Closing Protection Letter for the borrower.							2	B	3/XX/2019	UT	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206688433	XXX	XXX	05/09/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/26/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/26/2019)	The Credit Report fee increased by $52.00 without a VCC. The Final CD reflected a cure of $2.00; however is insufficient to cure total 0% tolerance violations of $52.			Reviewer Comment (2019-05-23): Letter of Explanation & Corrected Closing Disclosure provided prior to AMC review		05/23/2019		2	B	3/XX/2019	UT	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206688433	XXX	XXX	05/09/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $94.00 exceeds tolerance of $42.00. Insufficient or no cure was provided to the borrower. (7520)	The Credit Report fee increased by $52.00 without a VCC. The Final CD reflected a cure of $2.00; however is insufficient to cure total 0% tolerance violations of $52.			Reviewer Comment (2019-05-23): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided Buyer Comment (2019-05-22): MD 5/21/19, the lender issued a PCCD 4/11/19 with the additional $52.00 cure for the increase in CBR fee, along with a refund check, LOE and POD. See upload		05/23/2019		2	B	3/XX/2019	UT	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206688433	XXX	XXX	05/13/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow for missing 2018 W2 transcripts. Compensating Factors provided.	Guideline max LTV 85.00%, subject LTV 71.40% Loan program max DTI 43.00%, subject DTI 16.10 Borrower has employment stability for 7 years in the XXX.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-13): Client elects to waive with Compensating Factors.			05/13/2019	2	B	3/XX/2019	UT	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206688433	XXX	XXX	05/23/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $94.00 exceeds tolerance of $42.00. Sufficient or excess cure was provided to the borrower. (7520)	Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided			Reviewer Comment (2019-05-23): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided		05/23/2019		2	B	3/XX/2019	UT	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206688434	XXX	XXX	05/09/2019	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Guideline Issue: Subject loan is a non-arms length transaction outside of credit guidelines		Borrower has an identity of interest with the seller. Buyer is tenant and seller is landlord. Borrower does not have a lease option to purchase. Lender Exception: Approved Non-Arm's Length transaction, based on Compensating Factors of Low DTI, Reserves and Residual Income.	21% DTI on this Full Documentation loan < 43% guideline max - 22% below program guideline maximum 45 months reserves > 12 months guideline minimum - borrowers have verified reserves of $312,670.00	Aggregator Aggregator	Reviewer Comment (2019-05-09): The loan transaction is a Non-Arms Length Transaction. The Lender Exception was granted which included Compensating Factors.			05/09/2019	2	B	3/XX/2019	WA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
206688435	XXX	XXX	05/10/2019	Credit	Credit	Credit Documentation	No Housing History or Less Than 12 Months Verified. 6 Months reserves required per guidelines. Review data and set applicable exception.		The Borrower lacks primary housing history. Lender Exception: approved-Borrower has lived in Italy and employer pays housing expenses. Mortgage on subject Property 0x30x38 months. there is a Pricing Implication. Compensating factors are attached.	FICO is 811 and the minimum is 680. The calculated LTV is 70% and the maximum is 80%.	Aggregator Aggregator	Reviewer Comment (2019-05-10): Lender exception provided for the borrower's lack of housing history.			05/10/2019	2	B	4/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206688436	XXX	XXX	05/10/2019	Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXXX, Credit Report: Original // Borrower: XXX	No credit update and or new credit report provided from the original pulled on 12/18/2018 (Note dated 03/XX/2019).			Reviewer Comment (2019-06-05): Steamlined First Lien program defaults to FNMA for the age of documentation requirements, which is 120 days. Buyer Comment (2019-06-04): This is a Streamline Loan. The credit documentation is good for 120 days of the Note date, not 90 days.	06/05/2019			1	A	3/XX/2019	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206688436	XXX	XXX	05/10/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX VVOE - Employment Only	VOE within 10 days of closing not provided.			Reviewer Comment (2019-06-05): Per Lender final 1008 dated 3/15/2019, Co-Borrower income of $10,650.42 per month was used to qualify, with a final DTI of 37.579%. However, file contains a Written Verification of employment dated 3/13/2019, within 10 days of closing and is acceptable in lieu of VVOE. Buyer Comment (2019-06-04): Co-Borrower's income was not used to qualify therefore the VVOE is not required.	06/05/2019			1	A	3/XX/2019	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206688436	XXX	XXX	05/10/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/07/2019)								2	B	3/XX/2019	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206688436	XXX	XXX	05/10/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 25,921.68 on Final Closing Disclosure provided on 03/20/2019 not accurate. (Final/03/20/2019)	The Closing Disclosure has the estimated property costs over year 1 at $25,921.68, however, the homeowners insurance is $1,463.74 and the property taxes are $25,625 per year for a total of $27,088.74			Reviewer Comment (2019-05-23): Lender provided tax calculation worksheet - used mil rate x purchase price. Page 2 of 4 of the HOI policy confirms $1,381.66 for premium Buyer Comment (2019-05-22): MD 5/21/19, unable to determine AMC's calculation of ETIA/ non-escrow, however the documentation is the file to support the $25,921.68 figure ($2,160.14/mo). Taxes were based on purchase price and tax rate of 1.163% + levy and page 5 of dec page reflects the total premium of $1,381.66. Please review uploads	05/23/2019			1	A	3/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206688436	XXX	XXX	05/13/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow for missing documentation to support the 2017 taxes owed of $15,830 have been paid Compensating Factors provided.	65.85% LTV < 90% guideline max. 684 representative FICO score > 600 guideline minimum. 20 months reserves > 6 months guideline minimum. 38.42% DTI on this (Documentation Type) documentation loan < 45% guideline max. Borrower on this (Documentation Type) documentation loan has a disposable income of $16,454.	Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-13): Client elects to waive with Compensating Factors.			05/13/2019	2	B	3/XX/2019	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206688438	XXX	XXX	05/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/28/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/02/28/2019)	Note contains assumption language however final CD reflects loan as not assumable.							2	B	3/XX/2019	UT	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206688438	XXX	XXX	05/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/28/2019 did not disclose number of months for homeowner's insurance under Prepaids. (Final/02/28/2019)	Final CD section F does not reflect number of months for HOI premium as required.							2	B	3/XX/2019	UT	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206688438	XXX	XXX	05/08/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $52.00 exceeds tolerance of $40.00 plus 10% or $44.00. Sufficient or excess cure was provided to the borrower. (0)	Ten percent fee threshold exceed however sufficient cure provided to borrower.							2	B	3/XX/2019	UT	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206688438	XXX	XXX	05/08/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $208.82 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower. (7520)	Credit report fee increased by $108.82 however final CD reflects cure of $84.50 which is not sufficient to cure.							2	B	3/XX/2019	UT	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206688438	XXX	XXX	05/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/28/2019 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/02/28/2019)	Final CD does not reflect closing costs financed however cured by post closing CD.							2	B	3/XX/2019	UT	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206688438	XXX	XXX	05/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/28/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/28/2019)	Final disclosure reflects an increase in total costs exceeding the legal limit; however, cure of $84.50 was insufficient.							2	B	3/XX/2019	UT	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206688439	XXX	XXX	05/10/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower:XXX Business License (2019), Third Party Verification	Lender exception granted for missing verification of self-employment for a minimum of 2 years using Business License, CPA letter or Regulatory Agency for Borrower. Compensating Factors provided.	26.15% LTV < 85.00% guideline max - $497,282.50 more equity than required by program guidelines 25.79% DTI on this Full documentation loan < 50.00% guideline max	Aggregator Aggregator	Reviewer Comment (2019-05-13): Client elects to waive with Compensating Factors.			05/13/2019	2	B	3/XX/2019	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
206688439	XXX	XXX	05/13/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow missing verification of self-employment within 30 calendar days prior to the Note Date for Borrower. Compensating Factors provided.	26.15% LTV < 85.00% guideline max - $497,282.50 more equity than required by program guidelines 25.79% DTI on this Full documentation loan < 50.00% guideline max	Aggregator Aggregator	Reviewer Comment (2019-05-13): Client elects to waive with Compensating Factors.			05/13/2019	2	B	3/XX/2019	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
206688443	XXX	XXX	05/09/2019	Credit	Guideline	Guideline Issue	Borrower does not have the minimum open tradelines per guidelines.		Borrowers 3 & 4 do not have the required trade line minimum.	740 representative FICO score > 680 guideline minimum. Borrowers have Residual Income of $17,430.85. Exceeds minimum required of $3,500.00. Reserves exceed $600,000.00.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-07): Client elects to waive the exception with verified compensating factors. Buyer Comment (2019-06-06): Exception was uploaded to Clarity on 5/23/2019 Reviewer Comment (2019-05-24): Unable to locate exception approval. Please provide exception approval with compensating factors. Buyer Comment (2019-05-23): Galton elected to waive this exception with compensating factors.			06/07/2019	2	B	3/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206688444	XXX	XXX	05/13/2019	Credit	Credit	Miscellaneous	Credit Exception:		Borrowers 2 & 4 do not have the required trade line minimum.	Borrower has disposable income of $14,902.22 High Reserves of $249,388.48. Borrowers made a 25% down payment of $395,000.00 from their own funds on this purchase transaction.	Aggregator Aggregator Aggregator

Reviewer Comment (2019-06-13): Client elects to waive the exception with verified compensating factors.

Buyer Comment (2019-06-12): Please waive - 2 borrower's meet minimum tradelines and 2 borrower's do not meet minimum tradelines.
Compensating factors - high residual income and reserves, 25% of borrower's own funds into the transaction.

Reviewer Comment (2019-06-05): Neither of the borrower have 8 trade lines. Guidelines were not met.

Buyer Comment (2019-06-04): Galton gives the option of 24 month history w/ 3 tradelines open/active OR  4 year history 8 tradelines reported with at least one tradeline being a mortgage.  These borrowers meet the later requirement.

															06/13/2019	2	B	3/XX/2019	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
206688445	XXX	XXX	05/08/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX 1040 (2016)	The loan file is missing the amended 2016 1040s that match the information on the 2016 Tax Transcripts obtained from the IRS. Lender made exception to close without update borrower forms. Compensating Factors provided.	Guideline max LTV 90.00%, Loan LTV 60.67% Reserves require 9 months, borrower has 40 months reserves.	Aggregator Aggregator	Reviewer Comment (2019-05-10): Client elects to waive with Compensating Factors.			05/10/2019	2	B	3/XX/2019	CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206688446	XXX	XXX	05/08/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/13/2019)								2	B	3/XX/2019	IL	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
206688447	XXX	XXX	05/09/2019	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 12/31/2018 // Account Type: Stocks/Bonds / Account Number: XXX Asset Account Date: 12/31/2018				Reviewer Comment (2019-06-05): Lender guidelines rely on the Note Date, not the Notary Date. Using the Note Date, assets were within 90 days. Buyer Comment (2019-06-04): The Note date is 3/XX/2019. The XXXXXXXXXXXXXXXX statement is dated 12/31/2018 and is within 90 days of the Note date.	06/05/2019			1	A	3/XX/2019	WA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
206786551	XXX	XXX	05/15/2019	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/06/2018 Disaster End Date: 11/XX/2018 Disaster Name: XXX Disaster Declaration Date: 11/XX/2018	Map search in the loan file indicates the subject property is 16.78 miles from the disaster area. No inspection completed after the disaster end date. Lender issued an exception for the lack of inspection as the property was not in the actual area affected.	Guidelines allow for an LTV of 85.00%, subject transaction LTV is 42.45%. Borrower has job stability for 23 years as a Doctor.	Aggregator Aggregator	Reviewer Comment (2019-05-15): Lender exception provided waiving the disaster inspection.			05/15/2019	2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206786551	XXX	XXX	05/15/2019	Credit	Income / Employment	Income Documentation	Employment Error: Employment job title not provided.	Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: 01/01/2016	The final loan application did not list the borrower's job title.							2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206786551	XXX	XXX	05/15/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.				Reviewer Comment (2019-05-23): File meets Non QM.	05/23/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786551	XXX	XXX	05/15/2019	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $45,446.25 and disclosure timing violations.	The E-Sign Disclosure is missing from the loan file.			Reviewer Comment (2019-05-31): Upon further review, the exception is cleared.	05/31/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
206786551	XXX	XXX	05/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 15,802.80 on Final Closing Disclosure provided on 02/01/2019 not accurate. (Final/02/01/2019)	The Amount of Escrowed Property Costs over Year 1 of 15,802.80 on the Final Closing Disclosure was derived from monthly County Taxes of $839.24 and Hazard of $477.66, or $1,316.90 total. The annual amount should be $16,758.00, or monthly County Taxes of $839.24 Supplemental Taxes of $79.60, and Hazard of $477.66, or monthly total of $1,366.50. Origination omitted the Supplemental Tax liability.			Reviewer Comment (2019-05-31): Upon further review, the exception is cleared. Buyer Comment (2019-05-30): MD 5/29/19. Both Tax Info Sheets and Prelim title show the only taxes due in 2018/2019 are the $10,070.86 ($5035.43/ bi annually). The supplemental taxes being referenced were assessed in prior years, prior to build completion and would not apply to the property's escrow costs going forward. Please refer to section F - Prepaids for collection of these fees.	05/31/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786551	XXX	XXX	05/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/01/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/805258)	The escrow payment for payment stream 1 of $1,316.90 includes monthly County Taxes of $839.24 and Hazard of $477.66. However, the escrow payment for payment stream 1 should have been $1,366.50 which includes monthly County Taxes of $839.24 Supplemental Taxes of $79.60, and Hazard of $477.66. Origination omitted the Supplemental Tax liability.			Reviewer Comment (2019-05-31): Upon further review, the exception is cleared. Buyer Comment (2019-05-30): MD 5/29/19. Both Tax Info Sheets and Prelim title show the only taxes due in 2018/2019 are the $10,070.86 ($5035.43/ bi annually). The supplemental taxes being referenced were assessed in prior years, prior to build completion and would not apply to the property's escrow costs going forward. Please refer to section F - Prepaids for collection of these fees.	05/31/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786551	XXX	XXX	05/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/01/2019 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/805259)	The escrow payment for payment stream 2 of $1,316.90 includes monthly County Taxes of $839.24 and Hazard of $477.66. However, the escrow payment for payment stream 1 should have been $1,366.50 which includes monthly County Taxes of $839.24 Supplemental Taxes of $79.60, and Hazard of $477.66. Origination omitted the Supplemental Tax liability.			Reviewer Comment (2019-05-31): Upon further review, the exception is cleared. Buyer Comment (2019-05-30): MD 5/29/19. Both Tax Info Sheets and Prelim title show the only taxes due in 2018/2019 are the $10,070.86 ($5035.43/ bi annually). The supplemental taxes being referenced were assessed in prior years, prior to build completion and would not apply to the property's escrow costs going forward. Please refer to section F - Prepaids for collection of these fees.	05/31/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786551	XXX	XXX	05/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/01/2019 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/805258)	The Estimated Total Monthly Payment for payment stream 1 should reflect $8,092.06 which includes monthly County Taxes of $839.24 Supplemental Taxes of $79.60, and Hazard of $477.66. Origination omitted the Supplemental Tax liability.			Reviewer Comment (2019-05-31): Upon further review, the exception is cleared. Buyer Comment (2019-05-30): MD 5/29/19. Both Tax Info Sheets and Prelim title show the only taxes due in 2018/2019 are the $10,070.86 ($5035.43/ bi annually). The supplemental taxes being referenced were assessed in prior years, prior to build completion and would not apply to the property's escrow costs going forward. Please refer to section F - Prepaids for collection of these fees.	05/31/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786551	XXX	XXX	05/15/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 49.20085% exceeds Guideline total debt ratio of 45.00000%.	The DTI of 49.20% exceeds the Guideline allowable of 45.00% due to incorrect income used at origination and omission of the Supplemental Property Tax obligation. Origination used monthly income of $22,0001.69 and Supplemental Taxes of $0, however audit calculated income of $20,268.00 and Supplemental Taxes of $79.60. Non-borrowing spouse's income from both the 2016 and 2017 Schedule C was included for the borrower at origination. The non-borrower's income was omitted at review.	Guidelines allow for an LTV of 85.00%, subject transaction LTV is 42.45%. Borrower has job stability for 23 years as a Doctor.	Aggregator Aggregator	Reviewer Comment (2019-05-23): Client elects to waive with Compensating Factors.			05/23/2019	2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206786551	XXX	XXX	05/15/2019	Compliance	Compliance	Federal Compliance	TRID Interim Closing Disclosure Timing Irregular Transactions	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on 01/29/2019 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	The CD with a change in the APR from 5.056% to 5.336% on 01/29/2019 was not received to the borrower at least 3 days prior to closing on 02/01/2019.			Reviewer Comment (2019-05-31): AMC received required documents, exception is cleared. Buyer Comment (2019-05-30): MD 5/29/19, eDisclosure history in files shows 1/29/19 CD was sent/consented to electronically on 1/29/19 to borrower. See upload	05/31/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
206786551	XXX	XXX	05/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/01/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/01/2019)	Due to the missing E-Sign Consent Disclosure, there was no consent or VCC for the increase in fees from $0.00 to $40,207.50.			Reviewer Comment (2019-05-31): AMC received required documents, exception is cleared.	05/31/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786551	XXX	XXX	05/15/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $35,937.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7326)	The loan file is missing the E-Sign disclosure. This is causing a fee discrepancy. There is no consent to the fee of $35,937.50 for Loan Originator Compensation.			Reviewer Comment (2019-05-31): Upon further review, the exception is cleared. Buyer Comment (2019-05-30): MD 5/29/19, eDisclosure history in file shows borrower first provided eConsent on 10/23/18. See upload	05/31/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786551	XXX	XXX	05/15/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $1,000.00. Insufficient or no cure was provided to the borrower. (7506)	The loan file is missing the E-Sign disclosure. This is causing a fee discrepancy. There is no consent to the fee of $1,050.00 for Appraisal Fee.			Reviewer Comment (2019-05-31): AMC received required documents, exception is cleared. Buyer Comment (2019-05-30): MD 5/29/19, eDisclosure history in file shows borrower first provided eConsent on 10/23/18. See upload	05/31/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786551	XXX	XXX	05/15/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $1,000.00. Insufficient or no cure was provided to the borrower. (7507)	The loan file is missing the E-Sign disclosure. This is causing a fee discrepancy. There is no consent to the fee of $1,050.00 for Second Appraisal Fee.			Reviewer Comment (2019-05-31): AMC received required documents, exception is cleared. Buyer Comment (2019-05-30): MD 5/29/19, eDisclosure history in file shows borrower first provided eConsent on 10/23/18. See upload	05/31/2019			1	A	2/XX/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786551	XXX	XXX	05/15/2019	Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.20085% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The DTI of 49.20% exceeds the AUS DTI of 44.96% and the Guideline allowable of 45.00% due to incorrect income used at origination and omission of the Supplemental Property Tax obligation. Origination used monthly income of $22,0001.69 and Supplemental Taxes of $0, however audit calculated income of $20,268.00 and Supplemental Taxes of $79.60. Non-borrowing spouse's income from both the 2016 and 2017 Schedule C was included for the borrower at origination. The non-borrower's income was omitted at review.	Guidelines allow for an LTV of 85.00%, subject transaction LTV is 42.45%. Borrower has job stability for 23 years as a Doctor.	Aggregator Aggregator	Reviewer Comment (2019-05-15): Lender exception provided with comp factors for DTI exceeding the max of 45%.			05/15/2019	2	B	2/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206786552	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/05/2019)	File does not contain evidence borrower received appraisal 3 days prior to closing.							2	B	3/XX/2019	AZ	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
206786552	XXX	XXX	05/20/2019	Credit	Income / Employment	Income Documentation	REO Documents are missing.	Address: XXX	Missing mortgage statement to validate P&I			Reviewer Comment (2019-06-13): Located Credit Supplement verifying PITI payments of $677.00. Buyer Comment (2019-06-12): Credit Supplement dated 3/20/2019 is in file in the "Credit folder" validating the P&I payment which is $677. Please clear.	06/13/2019			1	A	3/XX/2019	AZ	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
206786553	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/20/2019)	File does not contain evidence borrower received appraisal 3 days prior to closing.							2	B	3/XX/2019	AZ	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
206786553	XXX	XXX	05/20/2019	Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage shortfall of $32,836.			Reviewer Comment (2019-06-13): Lender guidelines accept minimum coverage equal to the unpaid principal balance of 1st and 2nd mortgages. Buyer Comment (2019-06-12): Total hazard insurance coverage is for $146,410, which is sufficient to cover loan balance. Please clear.	06/13/2019			1	A	3/XX/2019	AZ	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
206786553	XXX	XXX	05/21/2019	Credit	Income / Employment	Income Documentation	REO Documents are missing.	Address: XXX	Missing mortgage statement verifying PITI of $349/month.			Reviewer Comment (2019-06-13): Located Credit Supplement verifying PITI payments of $677.00. Buyer Comment (2019-06-12): Credit Supplement dated 3/20/2019 is in file in the "Credit folder" validating the P&I payment which is $677 . Document is in the Credit folder, Credit Supplement_Joint_03_20_2019.pdf.	06/13/2019			1	A	3/XX/2019	AZ	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
206786554	XXX	XXX	05/14/2019	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 11/14/2018 // Account Type: Funds from Business Account / Account Number: XXX Asset Account Date: 11/14/2018	Updated bank statement needed to correct this outdated statement.			Reviewer Comment (2019-06-05): Excluded account with small balance of $2,073.40, reserves still met. Exception Cleared. Buyer Comment (2019-06-04): Account was not used or needed to satisfy reserve requirements.	06/05/2019			1	A	3/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
206786555	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Amount for Recording Fees	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 03/29/2019 disclosed the total amount for all recording fees on a line other than the first line. (Final/03/29/2019)								2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786555	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 29,824.20 on Final Closing Disclosure provided on 03/29/2019 not accurate. (Final/03/29/2019)	Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of $29,824.20. Non-Escrowed property costs are $2441.42 per month ($180.92 HOI & $2260.50 RE Txs), which equates to calculated Estimated Property Costs over Year 1 of $29,297.04. HOI Policy dated 03/13/2019 identified an annual premium of $2171.			Reviewer Comment (2019-05-31): AMC received PCCD correcting total property costs and LOE. Exception Cured. Buyer Comment (2019-05-30): MD 5/29/19, the creditor already corrected this with a PCCD on 4/23/19. See upload		05/31/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786555	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/29/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/29/2019)	The closing date was corrected in one of the post close CDs.							2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786555	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Additional Property Taxes Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 03/29/2019 did not disclose number of months for Additional Property Taxes under Prepaids. (Final/03/29/2019)	Number of months not provided by the lender. Per the title work the amount shown on the CD would equal 6 months.							2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786555	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/21/2019 received on or after the date the Closing Disclosure 3/25/2019 12:00:00 AM was received. (Interim/03/21/2019)	Missing evidence that the borrower was provided the final revised loan estimate at least 4 business days prior to closing.							2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
206786555	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/29/2019 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/03/29/2019)	Missing evidence of the index the lender used for the ARM transaction.							2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786555	XXX	XXX	05/21/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX Transcripts (2018)	The lender provided an exception for the missing 2018 tax transcripts. 2018 W2 tax transcripts are not yet available. Income is supported and 2017 W2 tax transcript received.	FICO 713 (min FICO 680) 38.25% DTI on this full documentation loan < 45% guideline max 6+ years in current position and $25k+ in monthly residual income.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-21): Lender exception provided			05/21/2019	2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206786555	XXX	XXX	05/21/2019	Credit	Guideline	Guideline Issue	Guideline Requirement: Interest Only feature not permitted.		Interest only is not allowed on the streamlined product; however, lender exception was provided stating new guidelines effective 04/01/2019 will allow for the 10/1 IO 40 Year on the streamlined product.	FICO 713 (min FICO 680) 38.25% DTI on this full documentation loan < 45% guideline max 6+ years in current position and $25k+ in monthly residual income.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-21): Lender exception provided stating new guidelines effective 04/01/2019 will allow for the 10/1 IO 40 Year on the streamlined product.			05/21/2019	2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206786556	XXX	XXX	05/21/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Other not provided		The Preliminary Title report indicates an encroachment on the Subject property lot. Lender Exception: The appraiser has noted no encroachment or easement. These types of encroachments are typical for the area. Compensating Factors are attached.	64.44% LTV < 70% guideline max 694 representative FICO score > 680 guideline minimum - 14 points above guideline minimum	Aggregator Aggregator	Reviewer Comment (2019-05-21): The Preliminary Title report indicates an encroachment on the Subject property lot. Lender Exception: The appraiser has noted no encroachment or easement. These types of encroachments are typical for the area. Compensating Factors are attached.			05/21/2019	2	B	4/XX/2019	NY	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206786560	XXX	XXX	05/20/2019	Credit	Credit	Miscellaneous	A copy of Asset Verification Report is not on file.		Lender exception to allow Non-owner occupied occupancy on a streamlined loan. New guidelines effective April 1, 2019 allow for a non-owner occupied loan on a streamlined product. Compensating Factors provided.	761 representative FICO score > 600 guideline minimum - 161 points above guideline minimum. LTV of 70% with a program max of 80%. Borrower has job stability for 9 years at present employer. Borrower on this (Documentation Type) documentation loan has a disposable income of $4881.39. $57,094 reserves > $12,290.81 guideline minimum.	Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-22): Client elects to waive with Compensating Factors.			05/22/2019	2	B	3/XX/2019	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	B	B	A	A	N/A	N/A	No
206786560	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/15/2019)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.							2	B	3/XX/2019	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	B	B	A	A	N/A	N/A	No
206786561	XXX	XXX	05/16/2019	Credit	Credit	Miscellaneous	A copy of Income Verification Report is not on file.		Lender exception to allow for HO^ coverage less than 20% of appraised value. Policy provide for $50000 in coverage (versus $83000) and replacement/additional coverage. $12k+ in monthly residual and 32+ months reserves. FICO 769 (min FICO 680), LTV 61.63% (max LTV 80%), 15 years in current position comp factors.	$12k+ in monthly residual and 32+ months reserves. FICO 769 (min FICO 680), LTV 61.63% (max LTV 80%), 15 years in current position.	Aggregator	Reviewer Comment (2019-05-17): Lender exception provided			05/17/2019	2	B	3/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206786563	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/27/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/03/27/2019)	The note and arm rider indicate the loan can be assumed, however the final CD pg. 4 indicates the lender will not allow for an assumption.							2	B	3/XX/2019	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206786563	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/03/27/2019)	The Seller CD was not located in the loan file, please provide a final seller CD.							2	B	3/XX/2019	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206786563	XXX	XXX	05/21/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:		Employment and Income must continue for at least three years. Lender Exception approved with Compensating Factors as attached.	Borrower is obtaining a loan amount of $1,190,000.00 and has $1,379,151 in assets. Borrower is making a down payment of 30% and Program guidelines require only 10%.	Aggregator Aggregator	Reviewer Comment (2019-05-21): Borrowers Employment and Income must continue for at least three years.			05/21/2019	2	B	3/XX/2019	FL	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206786563	XXX	XXX	05/21/2019	Credit	Guideline	Guideline Issue	Guideline Requirement: Documented income duration did not support the minimum guideline required duration.		Missing most recent paystubs from borrower's current employer, XXX. Lender Exception within the loan file with Compensating factors.	Borrower is obtaining a loan amount of $1,190,000.00 and has $1,379,151 in assets. Borrower is making a down payment of 30% and Program guidelines require only 10%.	Aggregator Aggregator	Reviewer Comment (2019-05-21): Lender Exception			05/21/2019	2	B	3/XX/2019	FL	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206786564	XXX	XXX	05/22/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX Transcripts (2018)	Lender exception to allow missing the 2018 W2 Transcript. Compensating Factors provided.	727 representative FICO score > 600 guideline minimum - 127 points above guideline minimum. Borrower's payment decreasing - $4435.33 to $4021.57. 34.82% DTI on this Full documentation loan < 45% guideline max. Borrower on this (Documentation Type) documentation loan has a disposable income of $9105.62.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-22): Client elects to waive with Compensating Factors.			05/22/2019	2	B	4/XX/2019	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206786564	XXX	XXX	05/22/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/11/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/04/11/2019)	The Security Instrument is Notarized, and the Final CD is signed/dated by the borrower, on 04/12/2019, however page 1 of the Final CD reflects a Closing Date of 04/11/2019.							2	B	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206786564	XXX	XXX	05/22/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/11/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/11/2019)	The Note reflected the loan as Assumable. Page 4 of the Final CD indicated the loan was not Assumable.							2	B	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206786564	XXX	XXX	05/22/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/11/2019 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/04/11/2019)	The TIP is incorrect due to the fact that the percentage calculated at review used a qualifying rate other than that used at origination. The Qualifying rate at review is 5.683% whereas the Rate used at origination was 5.625%. This results in an overage in the projected payment used at review to calculate the TIP. The overage from the amount of payments used at origination is $11,030.90.							2	B	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206786565	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/27/2019)	Verified dated			Reviewer Comment (2019-06-20): Borrower Signed Acknowledgment of Appraisal Delivery at closing.	06/20/2019			1	A	3/XX/2019	MN	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
206786565	XXX	XXX	05/20/2019	Compliance	Compliance	State Compliance	Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)	Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.	Please provide CPA letter and Telephone listing/Inter-net search/Directory Assistance search			Reviewer Comment (2019-06-20): Received verification of active status for business.	06/20/2019			1	A	3/XX/2019	MN	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
206786565	XXX	XXX	05/24/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow Appraisal states subject is zoned RR-One Family Rural Residential - 2 acres. Compensating Factors provided.	Guideline variance approved by lender at time of origination. 799 representative FICO score > 680 guideline minimum - 119 points above guideline minimum. 15 months reserves. Borrower on this Full documentation loan has a disposable income of $12,308.	AMC Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-24): Client elects to waive with Compensating Factors.			05/24/2019	2	B	3/XX/2019	MN	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
206786565	XXX	XXX	05/24/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX of Employment	GL's require third party contact such as a Certified Public Accountant (CPA), regulatory agency or applicable licensing bureau, or by verifying the phone listing and address for the business using the internet or directory assistance. Copy of the license is not sufficient.

Reviewer Comment (2019-06-20): Received recent internet search with the state regulatory agency of Minnesota licensing. License status was Active as of 6/19/2019. Exception Cleared.

Buyer Comment (2019-06-19): Attached is a recent internet search showing business as active. Please clear.

Reviewer Comment (2019-06-13): The Business existence must be independently verified through a disinterested third party and supporting documentation is required. The file contains a "copy" of the Business License, but, unable to determine if the copy was provided by the borrower or independently obtained by the Lender. In addition, the file should contain evidence the business is active within 30 days of closing. The file contains Verbal Verification of Employment Form dated 3/06/2019 but it is missing the supporting documentation. The file should contain a recent internet search with the state regulatory agency of Minnesota, as checked off on the verification form.

Buyer Comment (2019-06-12): The verification is already in the file.  1) Income and Assets folder, Verbal VOE_Cond_85100_20190416.pdf, dated, and 2) Income and Assets folder, Proof of Self Employment_Cond_85100_20190417.pdf.   Please clear exception!

Reviewer Comment (2019-06-05): Business License is acceptable as evidence of self-employment in the same business for the past two years. What is missing is a verbal verification of employment within 30 days with a third party, such as a CPA, regulatory agency or applicable licensing bureau, or by verifying the phone listing and address for the business using the internet or directory assistance.

Buyer Comment (2019-06-04): Disagree.  Page 54 of Galton guidelines states a business licence may be used to validate self employment.

													06/20/2019			1	A	3/XX/2019	MN	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
206786566	XXX	XXX	05/21/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX P&L Statement	The loan file contains signed 2016 and 2017 Schedule C income documentation, along with a signed 2019 P&L. Page 54 of the Guidelines require, "Signed and dated year-to-date Profit and Loss Statement (P&L), if more than 120 days have lapsed since filing the last tax returns". The loan file is missing documentation on 2018 Sole Proprietor income.			Reviewer Comment (2019-06-05): Income was not used to qualify. Buyer Comment (2019-06-04): Schedule C income was not used or needed to qualify.	06/05/2019			1	A	3/XX/2019	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
206786566	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/03/28/2019)	The Seller's CD is missing from the loan file.							2	B	3/XX/2019	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206786566	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $1,012.00 on Final Closing Disclosure provided on 03/28/2019 not accurate. (Final/03/28/2019)	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $1,012.00. Non-Escrowed Property Costs costs are $91.67 per month, which equates to calculated Escrowed Property Costs over Year 1 of $1,100.04.			Reviewer Comment (2019-05-31): AMC received PCCD correcting non escrowed property costs and LOE. Exception Cured. Buyer Comment (2019-05-30): MD 5/30/19, Lender correct non-escrowed ETIA to reflect $91.67/mo ($1,008.37/11 months). See uploads		05/31/2019		2	B	3/XX/2019	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206786566	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/28/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/03/28/2019)	The Final CD indicated the loan was not Assumable. The Note reflects the loan is Assumable. This was corrected on a PC CD dated 04/24/2019.							2	B	3/XX/2019	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206786566	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/28/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/812209)	The Final CD reflected a minimum P&I payment for Payment Stream 4 as $3,604.00. The correct minimum P&I payment for Payment Stream 2 should be $4,180.00. The Final CD reflected an incorrect Minimum Interest Rate on the AIR Table of 3.00%. The Note indicated the floor of any adjust would be no less than the start rate, or 4.50%. This was corrected on a PC CD dated 04/24/2019.			Reviewer Comment (2019-05-23): AIR Table and Min payment corrected on PCCD dated 04/24/2019.		05/23/2019		2	B	3/XX/2019	FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206786566	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/28/2019 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/812210)	The Final CD reflected a minimum P&I payment for Payment Stream 4 as $3,604.00. The correct minimum P&I payment for Payment Stream 3 should be $4,180.00. The Final CD reflected an incorrect Minimum Interest Rate on the AIR Table of 3.00%. The Note indicated the floor of any adjust would be no less than the start rate, or 4.50%. This was corrected on a PC CD dated 04/24/2019.			Reviewer Comment (2019-05-23): AIR Table and Min payment corrected on PCCD dated 04/24/2019.		05/23/2019		2	B	3/XX/2019	FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206786566	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/28/2019 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/812211)	The Final CD reflected a minimum P&I payment for Payment Stream 4 as $3,604.00. The correct minimum P&I payment for Payment Stream 4 should be $4,180.00. The Final CD reflected an incorrect Minimum Interest Rate on the AIR Table of 3.00%. The Note indicated the floor of any adjust would be no less than the start rate, or 4.50%. This was corrected on a PC CD dated 04/24/2019.			Reviewer Comment (2019-05-23): AIR Table and Min payment corrected on PCCD dated 04/24/2019.		05/23/2019		2	B	3/XX/2019	FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206786566	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 03/28/2019 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/03/28/2019)	The Final CD reflected an incorrect Minimum Interest Rate on the AIR Table of 3.00%. The Note indicated the floor of any adjustment would be no less than the start rate, or 4.50%. This was corrected on a PC CD dated 04/24/2019.			Reviewer Comment (2019-05-23): AIR Table and Min payment corrected on PCCD dated 04/24/2019.		05/23/2019		2	B	3/XX/2019	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206786566	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan Designation was submitted as Non QM. Due Diligence identified a Loan Designation of ATR Fail.			Reviewer Comment (2019-06-05): Income was not used to qualify. Buyer Comment (2019-06-04): Schedule C income was not used or needed to qualify.	06/05/2019			1	A	3/XX/2019	FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
206786566	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX/Schedule C)	Borrower missing third party verification of Sole Proprietor income.			Reviewer Comment (2019-06-05): Income was not used to qualify. Buyer Comment (2019-06-04): Schedule C income was not used or needed to qualify.	06/05/2019			1	A	3/XX/2019	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
206786566	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The loan file is missing the borrower's 2018 P&L for Schedule C income.			Reviewer Comment (2019-06-05): Income was not used to qualify.	06/05/2019			1	A	3/XX/2019	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
206786567	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	Disclosure was not signed by the borrower							2	B	4/XX/2019	NC	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
206786568	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 19,932.84 on Final Closing Disclosure provided on 04/08/2019 not accurate. (Final/04/08/2019)	Unable to determine the tax rate calc used by the lender. Audit used $5970.42 semi-monthly with 1.25% totaling $1406.25 per month; however, lender qualified the borrower at a higher tax amount of $1451.97 per month.			Reviewer Comment (2019-05-31): AMC received tax cert and tax calculation. Exception Cleared. Buyer Comment (2019-05-30): MD 5/30/19, lender calculated taxes as $1,350,000 x tax rate of 1.1728% ($15,832.80), plus special assessments of $1590.80 - $17,423.60	05/31/2019			1	A	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206786568	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/08/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/04/08/2019)	The final disclosure did not show the reason for non-escrow; however, the PCCD showed the correction.			Reviewer Comment (2019-05-24): PCCD disclosed correct info.		05/24/2019		2	B	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206786573	XXX	XXX	05/15/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Missing Final 1003					Reviewer Comment (2019-06-12): Located Final 1003. Buyer Comment (2019-06-11): Disagree, file contains the signed final 1003. Please see Legal Post Closing folder, "Conditions_1003.pdf" document.	06/12/2019			1	A	4/XX/2019	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206786573	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/04/2019)	File is missing documentation that the borrower was provided a copy of the appraisal at least 3 business days prior to closing							2	B	4/XX/2019	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206786573	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.								2	B	4/XX/2019	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206786573	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Missing 3rd party verification for borrower self employment			Reviewer Comment (2019-06-12): Located Third Party Verification. Exception cleared. Buyer Comment (2019-06-11): Disagree, the contains a regulatory agency verification from the Florida Department of Health showing License verification for the borrower as a XXXXXX. Loan meets ATR/QM requirements. Please see document indexed in the Income and Assets folder, Verbal VOE_Cond_85543_20190501.pdf.	06/12/2019			1	A	4/XX/2019	FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786573	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/05/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/04/05/2019)	The Note has Assumption verbiage							2	B	4/XX/2019	FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786573	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX/Schedule C)	No third party verification in file.			Reviewer Comment (2019-06-12): Located Third Party Verification. Exception cleared. Buyer Comment (2019-06-11): Disagree, the contains a regulatory agency verification from the Florida Department of Health showing License verification for the borrower as a XXXXXX. Loan meets ATR/QM requirements. Please see document indexed in the Income and Assets folder, Verbal VOE_Cond_85543_20190501.pdf.	06/12/2019			1	A	4/XX/2019	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206786573	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Verified			Reviewer Comment (2019-06-12): Located Third Party Verification. Exception cleared.	06/12/2019			1	A	4/XX/2019	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206786573	XXX	XXX	05/17/2019	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $1,000,000.00 is less than the note amount of $1,100,000.00 based on the title evidence in file.	Preliminary title in file.

Reviewer Comment (2019-06-14): Client attests that Final Title Policy coverage amount will be sufficient to cover loan amount.

Buyer Comment (2019-06-14): Galton attests that they will ensure that the final title policy amount is equal to or greater than the loan amount.

Reviewer Comment (2019-06-12): Exception is not related to Lender's guideline. This is a Legal/Regulatory/Compliance requirement. Provide updated preliminary or final title evidencing correct policy amount.

Buyer Comment (2019-06-11): There is no guideline requirement for the title coverage to be the same as the loan amount.  Please clear.

													06/14/2019			1	A	4/XX/2019	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206786573	XXX	XXX	05/24/2019	Credit	Credit	Miscellaneous	Credit Exception:		Letter of explanation from the borrower detailing the reason for cancelling the listing.	27.62054% DTI < 50% guideline max - 22.379% below program guideline maximum 64.70588% LTV < 80% guideline max Residual income $36,933.41 > $1,500 guideline minimum 87.35 months reserves > 6 months guideline minimum - borrowers have verified reserves of $514,937.41	Aggregator Aggregator Aggregator Aggregator

Reviewer Comment (2019-06-14): Client elects to waive based on compensating factors.

Buyer Comment (2019-06-14): Please waive. Galton will accept the withdrawal agreement in the file to satisfy cancellation of the listing. No other documentation is required.
Borrower has low LTV and DTI, excellent reserves and residual income.

Reviewer Comment (2019-06-13): Guidelines state both the documentation to show cancellation of listing on or before application date and a letter of explanation from the borrower are required.

Buyer Comment (2019-06-12): The withdrawal agreement states the reason for cancelling and per the borrower it is due to personal reasons.    An LOE from the borrower is not required as the Withdrawal Agreement was provided, signed, and has the reason for the cancelling of the listing.  Please clear.

Reviewer Comment (2019-06-12): Per the Lender guidelines dated 4/01/2019, page 103, Properties Currently Listed for Sale - Letter of explanation from the borrower detailing the reason for cancelling the listing.

Buyer Comment (2019-06-11): Disagree.  The file contains a withdrawal agreement for the withdrawal of the listing signed by both borrowers 1/2019.  Document is under Credit Folder >Misc_MLS W_D _.pdf.

															06/14/2019	2	B	4/XX/2019	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206786576	XXX	XXX	05/20/2019	Credit	Income / Employment	Income Documentation	Employment Error: Employment years in field not provided.	Borrower: Peter C Morgan // Employment Type: Employment / Income Type: K-1 (< 25%) / Start Date: 06/28/2016, Borrower: XXX // Employment Type: Employment / Income Type: K-1 (< 25%) / Start Date: 06/28/2016, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/01/2013	The Final Loan Application does not list the time the borrower has been receiving income from the business.							2	B	4/XX/2019	AZ	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
206786576	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 04/02/2019 did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/04/02/2019)	The Final CD did not reflect the name of the Mortgage Broker Contact or their NMLS number.			Reviewer Comment (2019-05-31): AMC received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2019-05-30): MD 5/29/19, Creditor issued 4/23/19 PCCD with updated contact info. See uploads		05/31/2019		2	B	4/XX/2019	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206786576	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 7,433.04 on Final Closing Disclosure provided on 04/02/2019 not accurate. (Final/04/02/2019)	Loan documentation reflects a monthly tax liability of $497.65 and hazard of $121.42. The total amount to be escrowed for taxes and insurance should be $619.07, or $7,428.84 annually. The Final CD reflects the monthly tax liability as $498.00 and hazard of $121.42, or $619.42 amount to be escrowed. This results in the annual escrows on page 4 of $7,433.04. The PCCD corrected the tax amount error.			Reviewer Comment (2019-05-21): Cured with PCCD.		05/21/2019		2	B	4/XX/2019	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206786576	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/02/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/809930)	Loan documentation reflects a monthly tax liability of $497.65 and hazard of $121.42. The total amount to be escrowed for taxes and insurance should be $619.07, or $7,428.84 annually. The Final CD reflects the monthly tax liability as $498.00 and hazard of $121.42, or $619.42 amount to be escrowed. The PCCD corrected the tax amount error.			Reviewer Comment (2019-05-21): Cured with PCCD.		05/21/2019		2	B	4/XX/2019	AZ	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206786576	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/02/2019 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/809933)	Loan documentation reflects a monthly tax liability of $497.65 and hazard of $121.42. The total amount to be escrowed for taxes and insurance should be $619.07. This would make the total minimum/maximum monthly payment for payment stream 4 $3,840.00/$6,178.00, not the $3,221.00/$5,559.00 reflected on page 1 of the Final CD. The PCCD corrected the tax amount error.			Reviewer Comment (2019-05-21): Cured with PCCD.		05/21/2019		2	B	4/XX/2019	AZ	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206786576	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/02/2019 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/809930)	Loan documentation reflects a monthly tax liability of $497.65 and hazard of $121.42. The total monthly amount to be escrowed for taxes and insurance should be $619.07. This would make the total monthly payment for payment stream 1, $3,894.90, not the $3,895.25 reflected on page 1 of the Final CD. The PCCD corrected the tax amount error.			Reviewer Comment (2019-05-21): Cured with PCCD.		05/21/2019		2	B	4/XX/2019	AZ	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206786576	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/02/2019 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/809931)	Loan documentation reflects a monthly tax liability of $497.65 and hazard of $121.42. The total amount to be escrowed for taxes and insurance should be $619.07. This would make the total minimum/maximum monthly payment for payment stream 4 $3,840/$6,178, not the $3,221/$5,559 reflected on page 1 of the Final CD. The PCCD corrected the tax amount error.			Reviewer Comment (2019-05-21): Cured with PCCD.		05/21/2019		2	B	4/XX/2019	AZ	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206786576	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/02/2019 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/809932)	Loan documentation reflects a monthly tax liability of $497.65 and hazard of $121.42. The total amount to be escrowed for taxes and insurance should be $619.07. This would make the total minimum/maximum monthly payment for payment stream 3, $3,840/$6,178, not the $3,221/$5,559 reflected on page 1 of the Final CD. The PCCD corrected the tax amount error.			Reviewer Comment (2019-05-31): AMC received Letter of Explanation, Proof of Delivery, Corrected CD. Buyer Comment (2019-05-30): MD 5/29/19, The range of payments in Year 8, Year 9 and Years 10-30 would be the same min/max as the initial ARM cap is 5%, meaning it hits the floor/ceiling at first adjustment. Lender corrected Escrow to $619.06/month and is reflecting the correct $3221/$5,559 as expected.		05/31/2019		2	B	4/XX/2019	AZ	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206786576	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/04/02/2019)	There is an additional $95.00 fee for Title - Service Charges on the Buyers CD that is no present on the Seller's CD.			Reviewer Comment (2019-05-31): AMC received Letter of Explanation & Corrected Closing Disclosure.		05/31/2019		1	A	4/XX/2019	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206786576	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/02/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/02/2019)	The Final CD disclosed the dollar amount by which the Total Closing Costs exceeded allowable as $1.50. The total amount by which the closing costs exceeded allowable $161.50 as there was no Valid Change of Circumstance for the increase in Credit Report and Appraisal Fees.			Reviewer Comment (2019-05-31): AMC received Letter of Explanation & Corrected Closing Disclosure.		05/31/2019		2	B	4/XX/2019	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206786576	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $490.00. Insufficient or no cure was provided to the borrower. (7506)	There was no VCC for the increase in the Appraisal Fee by $160.00, from $490.00 to $650.00. The Final CD reflects a cure for $1.50.			Reviewer Comment (2019-05-31): Upon further review, the exception is cleared. Buyer Comment (2019-05-30): MD 5/29/19, the appraisal and appraisal invoice indicate the a complex appraisal was needed, raising the cost $160. Lender documented this on the 3/11/19 CoC.	05/31/2019			1	A	4/XX/2019	AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206786576	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $29.50 exceeds tolerance of $28.00. Insufficient or no cure was provided to the borrower. (7520)	There was no VCC for the increase in the Credit Report Fee by $1.50, from $28.00 to $29.50. The Final CD reflects a cure for $1.50.			Reviewer Comment (2019-05-31): AMC received documentation, exception cured at closing. Buyer Comment (2019-05-30): MD 5/29/19, Lender provided cure for $1.50 increase in CBR charge. The issue is AMC is not accepting the rebaseline of the appraisal fee.		05/31/2019		2	B	4/XX/2019	AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206786576	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/02/2019 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/04/02/2019)	The Final CD reflects the Initial Escrow Payment as $1,858.22 based on 4 months of taxes at $498.00, 3 months hazard of $121.42, and an Aggregate Adjustment of -$498.04. The monthly tax liability should be $497.65, which would result in an Initial Escrow Payment of $ $1,856.82.			Reviewer Comment (2019-05-21): Cured by PCCD		05/21/2019		2	B	4/XX/2019	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206786576	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Closing Costs Exceeds Limits Amount	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/02/2019 disclosed a tolerance cure amount that does not match the amount disclosed in the Other Costs table. (Final/04/02/2019)	The Final Closing Disclosure did not indicate any amount of fees that exceeded the allowable limit on the Calculating Cash to Close table on page 3.			Reviewer Comment (2019-05-31): Upon further review, the exception was cured at closing.		05/31/2019		2	B	4/XX/2019	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206786576	XXX	XXX	05/31/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $29.50 exceeds tolerance of $28.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Cured at closing.					05/31/2019		1	A	4/XX/2019	AZ	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206786577	XXX	XXX	05/16/2019	Compliance	Compliance	Federal Compliance	Capital Gains Tax Returns	Qualified Mortgage (Dodd-Frank 2014): Three (3) years tax returns to evaluate Capital Gains or Losses requirement not met. (XXX/Schedule D)	2017/2016 tax returns were provided.			Reviewer Comment (2019-06-07): Lender has provided a revised Loan Designation of Non-QM. Reviewer Comment (2019-06-05): Loan was underwritten as Safe Harbor QM, per Appendix Q 3 years returns are required to verify capital gains. The 2015 returns would also be required. Buyer Comment (2019-06-04): The loan file contains 2016, 2017 and 2018 1099's to substantiate Cap Gains as 2018 Tax Returns were not yet available. Please see items labeled "Award Letter_1099_2018" in the Income and Assets folder. This is deemed acceptable to meet 3 years requirement.	06/07/2019			1	A	4/XX/2019	NC	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	No
206786577	XXX	XXX	05/16/2019	Compliance	Compliance	Federal Compliance	Interest Dividend Income Tax Returns	Qualified Mortgage (Dodd-Frank 2014): Two (2) years tax returns or Bank Statements to evaluate Interest / Dividend income or losses requirement not met. (XXX/Schedule B)	The file only included 12 months of bank statements not 24 months			Reviewer Comment (2019-06-05): 2 years signed personal returns provided as required. Buyer Comment (2019-06-04): Not Applicable. This is not a bank statement loan.	06/05/2019			1	A	4/XX/2019	NC	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	No
206786577	XXX	XXX	05/16/2019	Compliance	Compliance	Federal Compliance	Self Employed - Minor Negative Income Documentation	Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower with a minor loss included in the income qualification did not provide the year to date P&L and/or Balance Sheet.				Reviewer Comment (2019-06-07): Lender has provided a revised Loan Designation of Non-QM.	06/07/2019			1	A	4/XX/2019	NC	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	No
206786577	XXX	XXX	05/16/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/08/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/04/08/2019)	The note does allow for assumption, however the final CD page 4 indicates that the loan cannot be assumed.							2	B	4/XX/2019	NC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	Yes
206786577	XXX	XXX	05/16/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/08/2019 did not disclose number of months for homeowner's insurance under Prepaids. (Final/04/08/2019)	The final CD go 2 section F reflects a prepaid homeowners insurance premium, however does not reflect the number of months being prepaid.							2	B	4/XX/2019	NC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	Yes
206786577	XXX	XXX	05/16/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/08/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/08/2019)	Final CD disclosed a change in Total Closing Costs, however, did not disclose the amount by which the change exceeded the legal limit.			Reviewer Comment (2019-06-06): confirmed borrower shopped for fees - no tolerance	06/06/2019			1	A	4/XX/2019	NC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	Yes
206786577	XXX	XXX	05/16/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $102.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77163)	Cure for Title - Abstract/Title Search fee of $102.50 was not provided.			Reviewer Comment (2019-06-06): confirmed borrower shopped for fees - no tolerance Buyer Comment (2019-06-05): MD 6/5/19, Title search fee was disclosed in section C and paid to 3rd party not listed on lender's SPL. Fee should be consider in unlimited tolerance bucket as borrower shopped for.	06/06/2019			1	A	4/XX/2019	NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	Yes
206786577	XXX	XXX	05/16/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan Designation was submitted as Safe Harbor QM. Due Diligence identified a Loan Designation of Non QM.			Reviewer Comment (2019-06-07): Lender has provided a revised Loan Designation of Non-QM. Buyer Comment (2019-06-06): Please switch loan to non-QM designation. Reviewer Comment (2019-06-05): Non Qm due to missing 3rd year tax return for Capital Gains as required by Appendix Q. Buyer Comment (2019-06-04): Disagree. See other exceptions. QM Loan.	06/07/2019			1	A	4/XX/2019	NC	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	Yes
206786577	XXX	XXX	05/23/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXXP&L Statement	Lender exception to allow Missing 2019 Profit and Loss/ Balance Sheet for XXXXXXXXXXXXXXXXX. Compensating Factors provided.	764 representative FICO score > 680 guideline minimum. Borrower has job stability for 31 years with the same employer. 252 months reserves. Borrower on this (Documentation Type) documentation loan has a disposable income of $17,501.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-23): Client elects to waive with Compensating Factors.			05/23/2019	2	B	4/XX/2019	NC	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	No
206786577	XXX	XXX	06/07/2019	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Lender has provided a revised Loan Designation of Non-QM.							2	B	4/XX/2019	NC	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	No
206786578	XXX	XXX	05/21/2019	Credit	1003	Document Error	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	Borrower: XXX, Borrower:XXX	Borrower and co borrower maintain H-1B status endorsed by their respective employers. The expiration date for the H-1B is under the three year window for eligible borrowers. An updated H-1B status form is required which indicates an expiration date in excess of three years from the closing date. The exception approval in the file granting an exception for the VISA expiring less than three years, indicates the expiration is over two years. The compensating factors are the H-1B Visa's have been re-approved in the past, both borrowers exhibit good job stability, FICO scores and residual income.	DTI 38.959 with min of 43%. FICO 743 is over 720 MIN Borrower has employment stability for 5+ years.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-22): Lender provided an exception for the expiring H1B Visa.			05/22/2019	2	B	4/XX/2019	CA	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206786578	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/04/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/04/04/2019)	The note and arm rider indicate the loan can be assumed, however the final CD pg 4 indicates the lender will not allow assumption.							2	B	4/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206786578	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/04/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/04/2019)	Closing CD issued 4/4/2019 listed closing date of 4/XX/2019, however consummation was 4/XX/2019. This was corrected on the PC CD issued 4/12/2019, however the LOE to accompany the PC CD was not in the file.							2	B	4/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206786580	XXX	XXX	05/16/2019	Credit	Assets	Asset Calculation / Analysis	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of $59,529.38 is less than Guideline Available for Reserves of $82,908.09.	Guidelines require 9 months PITIA for the subject + 6 months for each additional financed property.			Reviewer Comment (2019-06-05): Reserves sufficient for Grade A. Buyer Comment (2019-06-04): For Grade A, LTV of 60% LTV/CLTV required reserves is 6 month for subject and 2 months for additional (1) financed property. Borrower has sufficient verified assets to cover requirement.	06/05/2019			1	A	4/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206786580	XXX	XXX	05/16/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX 1120 (2018)	Loan closed 04/04/2019 corporate returns deadline is 03/15/2019. Missing 2018 1120 for primary borrower.			Reviewer Comment (2019-06-05): Per Galton Seller Guide 2018 tax returns are not required, loan closed 4/3/19 < 4/15/19 required date. Buyer Comment (2019-06-04): 2018 P&L Statements are in file. Galton Exception in file to accept. They do not require extension until after 4/15.	06/05/2019			1	A	4/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206786580	XXX	XXX	05/16/2019	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution:XXX / End Date: 12/31/2018 // Account Type: Stocks/Bonds / Account Number: XXX Asset Account Date: 12/31/2018		60% LTV <70% guideline maximum. Borrower on this full documentation loan has a disposable income of $13,257.70. Borrower has self employed for over 14 years at same company.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-04): Client elects to waive the exception with verified compensating factors. Reviewer Comment (2019-06-04): Exception to be waived. Reviewer Comment (2019-06-04): Lender allows credit documents to be 120 days old as of the Note date. Buyer Comment (2019-06-03): Please waive. Galton allows credit documents up to 120 days from the note date. Borrowers have good residual income, job stability and the LTV is 10% below maximum.			06/04/2019	2	B	4/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206786580	XXX	XXX	05/16/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow P&L expired at time of closing. Compensating Factors provided.	60% LTV <70% guideline maximum. Borrower on this full documentation loan has a disposable income of $13,257.70. Borrower has self employed for over 14 years at same company.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-22): Client elects to waive with Compensating Factors.			05/22/2019	2	B	4/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206786581	XXX	XXX	05/18/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 04/09/2019 used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/04/09/2019)	The Final CD reflected an abbreviation of CPL for the Closing Protection Letter.							2	B	4/XX/2019	IL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206786581	XXX	XXX	05/19/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Per guide							2	B	4/XX/2019	IL	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206786582	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Asset qualifier program causing ATR risk exception.			Reviewer Comment (2019-05-21): Asset Qual program				2	B	4/XX/2019	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
206786583	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 04/16/2019 used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/04/16/2019)	The Final CD reflects the abbreviation of CPL which is not explained to the borrower.							2	B	4/XX/2019	NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206786584	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/05/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/05/2019)	Closing CD issued 4/5/2019 listed closing date of 4/XX/2019, however consummation was 4/XX/2019. This was corrected on the PC CD issued 5/3/2019.							2	B	4/XX/2019	TX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206786584	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $300.00 exceeds tolerance of $176.00 plus 10% or $193.60. Sufficient or excess cure was provided to the borrower at Closing. (0)	Cure for 10% tolerance violation of $106.40 was provided.					05/20/2019		1	A	4/XX/2019	TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206786585	XXX	XXX	05/22/2019	Credit	Property - Appraisal	Property Eligibility - Site and Utilities	Subject property has environmental problems noted by appraiser or visible in the photos	Valuation Type: Appraisal / Valuation Report Date: 03/07/2019	The appraiser noted the subject property is located on a busy street and is across the street from a school.			Reviewer Comment (2019-06-07): Subject was on a busy road and across a school. This is not considered an environmental problem. Buyer Comment (2019-06-06): There are no environmental issues cited by the appraiser. The street and school do not pose any hazards. These are merely external factors. Please clear the exception.	06/07/2019			1	A	4/XX/2019	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
206786585	XXX	XXX	05/22/2019	Credit	Income	Income Eligibility	Borrower does not have audited P&L and also does not have a BizMiner report so this does not qualify for the program.		Lender exception for the P&L dated 12/31/2018 being expired. The document was only expired 4 days at the closing. Compensating Factors provided.	High mid-FICO score of 778 38.27% DTI on this full documentation loan < 50% guideline max 51.11% LTV	Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-22): Loan closed 4/XX/2019 but the P&L for 2018 expired 3/31/2019. Lender exception provided.			05/22/2019	2	B	4/XX/2019	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
206786586	XXX	XXX	05/17/2019	Credit	Assets	Asset Documentation	Guideline Issue:Insufficient asset documentation.	Financial Institution: Unknown Bank / End Date: 04/03/2019 // Account Type: Individual Retirement Account (IRA) / Account Number: XXX, Financial Institution: Unknown Bank / End Date: 04/03/2019 // Account Type: Individual Retirement Account (IRA) / Account Number: XXX	Lender exception to allow Missing an additional asset statement for XXX. Compensating Factors provided.	784 representative FICO score > 720 guideline minimum Liguid assets of $379,707 which equate to over 50 months reserves. DTI of 44.44% with max per guidelines of 50%. Residual Income of $16,461.82	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-22): Client elects to waive with Compensating Factors.			05/22/2019	2	B	4/XX/2019	IL	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206786587	XXX	XXX	05/22/2019	Compliance	Compliance	Federal Compliance	Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone	Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.	Property is a Condo with blanket flood coverage which is included within the HOA payments.							2	B	4/XX/2019	GA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
206786587	XXX	XXX	05/22/2019	Credit	Income / Employment	Income Documentation	REO Documents are missing.	Address: XXX Insurance Verification, Statement, Tax Verification				Reviewer Comment (2019-06-14): Located Credit Supplement, verified payments include taxes and insurance. Buyer Comment (2019-06-13): Credit supplement was already provided for the mortgage and per supplement, taxes and insurance are impounded. Please see Credit folder, Credit Supplement_Cond_88304_20190422.pdf.	06/14/2019			1	A	4/XX/2019	GA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
206786588	XXX	XXX	05/15/2019	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 12/31/2018 // Account Type: 401(k)/403(b) Account / Account Number: xxxx Asset Account Date: 12/31/2018	Please provided updated quarterly statement or an approved deviation. The quarterly retirement statement is over 90 days old at the time of the consummation.	157.47 months reserves > 6 months guideline minimum. Borrower has a disposable income of $8,161.06 > $1,500.00. 32.40% DTI < 43.00% guideline maximum.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-04): Client elects to waive the exception with verified compensating factors. Buyer Comment (2019-06-03): Please waive the exception. Galton allows credit documents up to 120 days at their discretion. As of 3/31 the borrower had $523k in XXXXXXXXXX which gave them 148 months of reserves using 65% of the balance as the borrower is over 65. Updated quarterly statement was not yet available. DTI of 36% is well below program maximum of 50%, LTV is 10% below maximum and good mid-FICO of 756.			06/04/2019	2	B	4/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206786589	XXX	XXX	05/22/2019	Credit	Credit	Miscellaneous	Credit Exception:		Missing Current Mortgage rating within 30 days of closing for XXX and XXX. Lender Exception: Divorce Decree has verified accounts are not borrower's responsibility. All other credit accounts paid on time and additional mortgage history report to meet housing history requirements. Compensating Factors included.	809 representative FICO score > 600 guideline minimum - 209 points above guideline minimum 44% DTI on this Full documentation loan < 50% guideline max - 6% below program guideline maximum 66.10% LTV < 80% guideline max. Borrower on this (Documentation Type) documentation loan has a disposable income of $9986.43. 100+ months reserves.	Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-22): Client elects to waive with Compensating Factors.			05/22/2019	2	B	4/XX/2019	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206786589	XXX	XXX	05/22/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan Designation was submitted as Non QM. Due Diligence identified a Loan Designation of ATR Fail.			Reviewer Comment (2019-06-14): Required tax documents received. Buyer Comment (2019-06-13): See attached Reviewer Comment (2019-06-05): ATR fail due to 2018 K1's provided in file however, 2018 returns were not available. Buyer Comment (2019-06-04): CPA Letter and K1 are in file. Please refer to the "Underwriting Conditions" folder.	06/14/2019			1	A	4/XX/2019	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
206786589	XXX	XXX	05/22/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX Schedule K-1 less than 25 Percent)	The loan file did not contain Third Party Verification for the K-1 income listed on the 1003.			Reviewer Comment (2019-06-05): Third party verification provided in file. Buyer Comment (2019-06-04): CPA Letter and K1 are in file. Please refer to the "Underwriting Conditions" folder.	06/05/2019			1	A	4/XX/2019	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206786589	XXX	XXX	05/22/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	The loan file did not contain Third Party Verification for the K-1 income listed on the 1003.			Reviewer Comment (2019-06-14): Required tax documents received. Buyer Comment (2019-06-13): See attached Reviewer Comment (2019-06-05): A 2018 K1 for Enterprise Products Partners was provided in file however, 2016 and 2017 personal returns were provided, 2018 would be required per ATR guidelines. Buyer Comment (2019-06-04): CPA Letter and K1 are in file. Please refer to the "Underwriting Conditions" folder.	06/14/2019			1	A	4/XX/2019	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206786589	XXX	XXX	05/22/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	The loan file did not contain Third Party Verification for the K-1 income listed on the 1003.			Reviewer Comment (2019-06-05): Third party verification provided in file. Buyer Comment (2019-06-04): CPA Letter and K1 are in file. Please refer to the "Underwriting Conditions" folder.	06/05/2019			1	A	4/XX/2019	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206786589	XXX	XXX	05/22/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	The loan file did not contain Third Party Verification for the K-1 income listed on the 1003.			Reviewer Comment (2019-06-14): Required tax documents received. Buyer Comment (2019-06-13): See attached Reviewer Comment (2019-06-05): A 2018 K1 for Enterprise Products Partners was provided in file however, 2016 and 2017 personal returns were provided, 2018 would be required per ATR guidelines. Buyer Comment (2019-06-04): CPA Letter and K1 are in file. Please refer to the "Underwriting Conditions" folder.	06/14/2019			1	A	4/XX/2019	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206786589	XXX	XXX	05/22/2019	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The Loan Designation Failure is due to missing Third party Verification for the K-1 Income listed on the 1003.			Reviewer Comment (2019-06-14): Required tax documents received.	06/14/2019			1	A	4/XX/2019	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206786589	XXX	XXX	05/22/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX P&L Statement	The P&L Statement is Missing for Borrower's Self-Employment.			Reviewer Comment (2019-06-13): Not required. Buyer Comment (2019-06-13): See attached Reviewer Comment (2019-06-05): Per the Galton Seller Guide self employment income with 25% or more ownership requires a signed and dated P&L if more than 120 days have lapsed since filing the last tax return. A P&L for AIT Realty was not provided in file. Buyer Comment (2019-06-04): Not required, please see CPA letter. Please refer to the "Underwriting Conditions" folder.	06/13/2019			1	A	4/XX/2019	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206786589	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)	A 2018 K1 for AIT Realty was provided in file however, 2018 personal and business returns were not provided. 2016 and 2017 returns were provided in file.			Reviewer Comment (2019-06-13): 2018 K1 for AIT Realty was marked Final. Buyer Comment (2019-06-13): See attached	06/13/2019			1	A	4/XX/2019	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206786590	XXX	XXX	05/22/2019	Credit	Guideline	Guideline Issue	Rural property type is not permitted per Guidelines.		The subject property is zoned Rural Residential. Lender Exception: Neighborhood characteristics are suburban, built up over 75%. The subject property is located within 5 miles from the city of XXX. Compensating Factors are attached.	The LTV on the subject loan is 65% and the max is 85%. The Borrower's FICO is 752. Borrower on this (Documentation Type) documentation loan has a disposable income of $9792.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-23): Client elects to waive with Compensating Factors.			05/23/2019	2	B	4/XX/2019	CO	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206786591	XXX	XXX	05/20/2019	Credit	Credit	Miscellaneous	AUS Findings: Reverified Investor qualifying total debt ratio discrepancy.	Calculated Reverified investor qualifying total debt ratio of exceeds AUS total debt ratio of .	Lender exception to allow Use of April 1, 2019 guidelines. Compensating Factors provided. Loan application date of 3/19/2019 is just 13 days shy of the new guideline roll-out. Will accept the use of the new guidelines along with the lease provided for additional income per the April 1, 2019 guidelines. Lease was provided post closing.	70% LTV < 90 guideline max. 802 representative FICO score > 720 guideline minimum - 82 points above guideline minimum. 45 months reserves. 23% DTI on this Alt documentation loan < 43% guideline max - 20% below program guideline maximum. Borrower on this (Documentation Type) documentation loan has a disposable income of $76,866.	Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-24): Client elects to waive with Compensating Factors.			05/24/2019	2	B	4/XX/2019	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206786591	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/09/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/09/2019)	Final disclosure reflects a closing date of 04/XX/2019, document was executed on 04/XX/2019							2	B	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786591	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 04/09/2019 did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/04/09/2019)	Broker identified as the Lender, Broker section left blank.			Reviewer Comment (2019-05-24): PCCD dated 04/30/2019 corrected Lender and Broker.		05/24/2019		2	B	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206786591	XXX	XXX	05/24/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow for lease income per April 2, 2019 guidelines. Compensating Factors provided. Loan application date of 3/19/2019 is just 13 days shy of the new guideline roll-out. Will accept the use of the new guidelines along with the lease provided for additional income per the April 1, 2019 guidelines. Lease was provided post closing.	70% LTV < 90 guideline max. 802 representative FICO score > 720 guideline minimum - 82 points above guideline minimum. 45 months reserves. 23% DTI on this Alt documentation loan < 43% guideline max - 20% below program guideline maximum. Borrower on this (Documentation Type) documentation loan has a disposable income of $76,866.	Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-24): Client elects to waive with Compensating Factors.			05/24/2019	2	B	4/XX/2019	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206844509	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/16/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/16/2019)	Final disclosure reflects a closing date of 04/XX/2019, document was executed on 04/XX/2019, file contains a post closing disclosure with the correct closing/funding date							2	B	4/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206844509	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Servicing Disclosure Timing	File does not evidence the consumer was provided with the Servicing Disclosure within 3 days of the loan application date.	Servicing disclosure dated 04/16/2019.							2	B	4/XX/2019	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206844511	XXX	XXX	05/30/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Negative Fees	TRID-RESPA Integrated Disclosure - Final Closing Disclosure provided on 04/24/2019 disclosed a negative fee amount. (Final/04/24/2019)	The Final CD reflects a negative fee of -$839.00 in Section H, paid by the Seller.							2	B	4/XX/2019	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
206844511	XXX	XXX	05/30/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,732.00 exceeds tolerance of $2,858.00 plus 10% or $3,143.80. Sufficient or excess cure was provided to the borrower at Closing. (0)	The fees in Section B exceeded allowable tolerance by $1,588.20. The Lender provided a total cure of $1,713.21 on the Final CD.					05/30/2019		1	A	4/XX/2019	NV	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
206844511	XXX	XXX	05/30/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)	The Appraisal Review Fee was no present on the initial LE and there was no VCC. The Lender provided a total cure of $1,713.21 on the Final CD.					05/30/2019		1	A	4/XX/2019	NV	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
206844511	XXX	XXX	05/31/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX, Borrower: XXX Transcripts (2018) Transcripts (2018)	Lender provided an exception for the missing 2018 tax transcripts due to then not being available from the IRS yet.	High mid-FICO score of 766 Strong residual income of $17,060.	Aggregator Aggregator	Reviewer Comment (2019-05-31): Lender provided an exception for the missing 2018 transcripts.			05/31/2019	2	B	4/XX/2019	NV	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM	Higher Priced QM	No
206844511	XXX	XXX	05/31/2019	Credit	Guideline	Guideline Issue	Rural property type is not permitted per Guidelines.		Subject property is zoned R-E Rural Estates Residential. Property values are stable, supply/demand in balance with marketing times under 3 months. The subject property is located in an established area with single family tract, custom built homes and townhomes conveniently located to schools, shopping, parks, employment centers and major thoroughfares leading into XXX center. The subject property is located within 10 miles of the XXX. No rural characteristics noted.	High mid-FICO score of 766 Strong residual income of $17,060.	Aggregator Aggregator	Reviewer Comment (2019-05-31): Lender provided an exception.			05/31/2019	2	B	4/XX/2019	NV	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM	Higher Priced QM	No
206844512	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate lock not provided within loan file.							2	B	4/XX/2019	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
206844513	XXX	XXX	05/31/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 03/26/2019 did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/03/26/2019)	Final Closing Disclosure dated 03/26/2019 did not provide the Contact NMLS ID number, Broker name, and Broker NMLS ID number.			Reviewer Comment (2019-06-13): Letter of Explanation & Corrected Closing Disclosure prior to AMC review Buyer Comment (2019-06-12): MD 6/12/19, Lender issued PCCD on 4/18/19 to correct missing LO info in contact section. See uploads		06/13/2019		2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206844513	XXX	XXX	05/31/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX 1040 (2016)	The loan file is missing the amended tax returns for 2016; however, the lender provided an exception stating The borrower did not file amended tax returns as the numbers that are different are very small.	Borrower DTI 33.50% > Guideline max of 45%. 65% LTV < 85 guideline max - $328,000.00 more equity than required by program guidelines Good job stability - Borrower in current line of work, College Administration, for 14 years.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-31): Lender exception provided.			05/31/2019	2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206844514	XXX	XXX	05/31/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 6,668.28 on Final Closing Disclosure provided on 04/17/2019 not accurate. (Final/04/17/2019)	Final Closing Disclosure disclosed Escrowed Property Costs over Year 1 of $6,668.28. Property Costs are $98.76 per month HOI and $467.68 per month RE Taxes, which equates to calculated Escrowed Property Costs over Year 1 of $6797.28. HOI Policy disclosed an Annual Premium of $1185.15. CD identified an Annual Premium of $1056.15.			Reviewer Comment (2019-06-10): Correct amount disclosed on PCCD dated 04/30/2019.		06/10/2019		2	B	4/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206844514	XXX	XXX	05/31/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/17/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/17/2019)	Correct closing date was disclosed in a post close CD							2	B	4/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206844514	XXX	XXX	06/03/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower:XXX Transcripts (2018)	Lender exception provided for the missing 2018 transcripts for all borrowers. The borrowers receive social security income. FNMA guidelines do not require transcripts for this type of income. The award letter is the 3rd party validation of income which is noted in the file. Comp Factor provided.	720 representative FICO score > 600 guideline minimum 50% LTV < 85 guideline max Good residual income of $5,861.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-03): The borrowers receive social security income. FNMA guidelines do not require transcripts for this type of income. The award letter is the 3rd party validation of income which is noted in the file			06/03/2019	2	B	4/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206844514	XXX	XXX	06/10/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $480.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	PCCD dated 04/30/2019 included $20 Cure.					06/10/2019		1	A	4/XX/2019	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206844516	XXX	XXX	06/04/2019	Credit	Credit	Miscellaneous	Credit Exception:		Borrower only has 8 month mortgage history. Approved Galton exception in file. As borrower lives rent free with husband as current residence mortgage is in husbands name only.	Borrower has qualifying FICO score of 742. Reserves of 8.43 months exceeds requirement of 6 months.	Aggregator Aggregator	Reviewer Comment (2019-06-04): Exception with compensating factors was provided			06/04/2019	2	B	4/XX/2019	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
206844518	XXX	XXX	05/30/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/20/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/20/2019)	Final Closing Disclosure provided on 03/20/2019 disclosed a Closing Date that did not match the actual date of consummation however issue cleared by post closing CD dated 4/2 /19.							2	B	3/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206844518	XXX	XXX	05/30/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 28,496.64 on Final Closing Disclosure provided on 03/20/2019 not accurate. (Final/03/20/2019)	Amount of Escrowed Property Costs over Year 1 of $28,496.64 on Final Closing Disclosure provided on 03/20/2019 no accurate however issue cleared via post closing CD dated 4/2/19.			Reviewer Comment (2019-06-05): Cured with PCCD.		06/05/2019		2	B	3/XX/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206844518	XXX	XXX	05/30/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/20/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/821390)	Estimated Escrow was identified as $2374.72 (Actual Escrow is $2404.54). Issue addressed with post closing CD dated 04/02/19 however cure requires rescission to be reopened. Please provide: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable.

Reviewer Comment (2019-06-13): AMC reviewed exception. The Final CD escrow amount is consistent with IEADS. Exception Cleared.

Buyer Comment (2019-06-12): MD 6/12/19, lender's disclosure of escrow's was correct on both the final CD and PCCD. There was an updated Hoi dec page with an effective date of 3/28/19, raising the premium from $4458.36 to $4816.16. This has been discussed with Galton legal previously "the standard for the escrow payment disclosure is that it needs to be based on the best information reasonably available to the creditor at consummation, so the figures on the CD that was provided at closing would be considered accurate.  This would mean that the borrower would have received accurate material disclosures at closing. The discovery of updated HOI information after consummation may trigger an obligation to issue an updated PCCD but since the original CD was not deficient in any way when issued, I don’t think that it triggers any obligation to reopen rescission"

													06/13/2019			1	A	3/XX/2019	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206844518	XXX	XXX	05/30/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/20/2019 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/821390)	Estimated Escrow was identified as $2374.72 (Actual Escrow is $2404.54). Issue addressed with post closing CD dated 04/02/2019 however cure requires rescission to be reopened. Please provide: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable.

Reviewer Comment (2019-06-13): AMC reviewed exception. The Final CD escrow amount is consistent with IEADS. Exception Cleared.

Buyer Comment (2019-06-12): MD 6/12/19, lender's disclosure of escrow's was correct on both the final CD and PCCD. There was an updated Hoi dec page with an effective date of 3/28/19, raising the premium from $4458.36 to $4816.16. This has been discussed with Galton legal previously "the standard for the escrow payment disclosure is that it needs to be based on the best information reasonably available to the creditor at consummation, so the figures on the CD that was provided at closing would be considered accurate.  This would mean that the borrower would have received accurate material disclosures at closing. The discovery of updated HOI information after consummation may trigger an obligation to issue an updated PCCD but since the original CD was not deficient in any way when issued, I don’t think that it triggers any obligation to reopen rescission"

													06/13/2019			1	A	3/XX/2019	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206844518	XXX	XXX	05/30/2019	Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX	Credit report dated 12/21/201818 exceeds 90 days as date of consummation was 03/XX/2019.			Reviewer Comment (2019-06-14): Lender uses Note Date (3/XX/2019) for Credit Expiration, not the Notary Date (3/25/2019. Credit was 90 days on 3/21/2019. Buyer Comment (2019-06-12): The credit report dated 12/21/2018 is within 90 days of the Note date, which is 3/XX/2019. This meets guidelines, please clear.	06/14/2019			1	A	3/XX/2019	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206844519	XXX	XXX	06/07/2019	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 04/09/2019 received on or after the date the Closing Disclosure 4/11/2019 12:00:00 AM was received. (Interim/04/09/2019)								2	B	4/XX/2019	WA	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
206844519	XXX	XXX	06/07/2019	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 04/08/2019 received on or after the date the Closing Disclosure 4/11/2019 12:00:00 AM was received. (Interim/04/08/2019)								2	B	4/XX/2019	WA	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
206844521	XXX	XXX	06/04/2019	Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.									2	B	4/XX/2019	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206844521	XXX	XXX	06/04/2019	Credit	Insurance	Insurance Analysis	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 04/15/2019, Transaction Date: 04/12/2019	The evidence of hazard insurance in the file reflects an effective date of 4/15/19 which is after the closing and disbursement dates disclosed on the final CD, 4/XX/19.			Reviewer Comment (2019-06-14): PCCD provided reflects updated disbursement date of 4/XX/2019. Buyer Comment (2019-06-12): Disagree. Per the CD dated 4/XX, the disbursement date is 4/XX. Please clear.	06/14/2019			1	A	4/XX/2019	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206844521	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/12/2019 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/04/12/2019)	The Total Interest Percentage disclosed on the final CD is 101.901%, however the calculated Total Interest Percentage is 103.969%.							2	B	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206844522	XXX	XXX	06/04/2019	Credit	Assets	Asset Documentation	Missing Document: Asset Documentation not provided		Lender approved exception for the loan file is missing verification the borrower's paid the 2018 IRS tax payment of $825.00. Borrower had sufficient assets to complete the loan transaction as well as paid the amount owed. Compensating Factors provided.	Borrower on this full documentation loan has a disposable income of $6,426.66. Mid credit score of 734.	Aggregator Aggregator	Reviewer Comment (2019-06-05): Missing evidence of the 2018 IRS tax payment for $825.00 being paid in full. Lender Exception: Using new guidelines effective 4/1/2019. Proof tax liability payments has been made or the amount of the tax liability due can be subtracted from the borrower's liquid assets.			06/05/2019	2	B	4/XX/2019	CA	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206844522	XXX	XXX	06/05/2019	Credit	Assets	Asset Documentation	Earnest Money Deposit is unsourced. Per guidelines EMD source is required.		The Wire Confirmation reflecting the Borrower sent $27,139.91 on 4/23/2019. Please provide paper trail of were the money came from and how it was sourced.			Reviewer Comment (2019-06-14): Located updated online printout, as of 4/12/2019, prior to wire, funds total $31,277.98. Buyer Comment (2019-06-12): Please refer to page two of the wire confirmation for the $27, 139.91 on 4/23. The "Wire Details" clearly show it was a wire transfer from the borrower - line 3 of the detals indicate "XXXXXXXXXXXXXX". The 5th line shows it is from XXXXXXXXXXXXXX. The borrower has a XXXXXXXXXXXXX account that is fully documented in the file with sufficient assets for the required cash to close. Please clear exception.	06/14/2019			1	A	4/XX/2019	CA	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206844523	XXX	XXX	06/03/2019	Credit	Credit	Miscellaneous	Asset verification indicated different balance from statements sumbitted		Lender exception to allow Using a 40 year I/O product on an SL1 program. Compensating Factors provided.	Borrowers is putting 30 down payment on the subject property. High mid-FICO score of 713. Good liquid assets of $121,032 which equates to 20 months reserves. Good residual income of $9077.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-04): Lender exception with detailed comp factors were provided			06/04/2019	2	B	4/XX/2019	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206844523	XXX	XXX	06/03/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/12/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/12/2019)	Final Closing Disclosure provided on 4/12/2019 disclosed a Closing Date that did not match the actual date of consummation of 04/XX/2019. File contains a post closing disclosure with the accurate closing/funding date.			Reviewer Comment (2019-06-20): Letter of Explanation & Corrected Closing Disclosure provided		06/20/2019		1	A	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206844523	XXX	XXX	06/03/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Lender Credit	TILA-RESPA Integrated Disclosure – Costs at Closing: Final Closing Disclosure provided on 04/12/2019 disclosed a Lender Credit less than the legal limit exceeded on the Calculating Cash to Close table. (Final/04/12/2019)	Final closing disclosure did not provide a lender credit to offset the cure amount of $137.50.			Reviewer Comment (2019-06-20): Letter of Explanation, Proof of Delivery and Corrected CD provided. Cure check not required. Borrower provided cure at close. lender credit was not properly disclosed in Section J		06/20/2019		2	B	4/XX/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206844523	XXX	XXX	06/03/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/12/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/12/2019)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.			Reviewer Comment (2019-06-10): COC in file for recording fee increase. borrower requested grant deed.	06/10/2019			1	A	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206844523	XXX	XXX	06/03/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $275.00 exceeds tolerance of $125.00 plus 10% or $137.50. Insufficient or no cure was provided to the borrower. (0)	Cure of $137.50 was detailed on the final CD; however, the offsetting lender credit was not provided to the borrower.			Reviewer Comment (2019-06-10): COC in file for recording fee increase. borrower requested grant deed.	06/10/2019			1	A	4/XX/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206844523	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $137.50 is less than amount of binding Lender Credit previously disclosed in the amount of $0.00. (9300)	Cure of $137.50 was identified on the Final CD as a positive value. Please provide a Corrected Post Close CD and LOE to the borrower. The Post Close CD needs to reflect a lender credit on page 1 for $137.50 and a cure of $137.50 with a negative -$137.50 in Section J (No cure check is required; need to disclose the cure correctly on page 1 and in Section J on page 2).			Reviewer Comment (2019-06-20): Letter of Explanation, Proof of Delivery and Corrected CD provided. Cure check not required. Borrower provided cure at close. lender credit was not properly disclosed in Section J Buyer Comment (2019-06-19): MD 6/19/19, Received updated PCCD, LOE and POD reflecting the corrected lender cure of -$135.50 throughout the CD. See Uploads		06/20/2019		2	B	4/XX/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206844523	XXX	XXX	06/10/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow Multiple Bankruptcies. Compensating Factors provided.	Borrowers is putting 30 down payment on the subject property. High mid-FICO score of 713. Good liquid assets of $121,032 which equates to 20 months reserves. Good residual income of $9077.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-10): Client elects to waive with Compensating Factors.			06/10/2019	2	B	4/XX/2019	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206844523	XXX	XXX	06/10/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow No tax transcripts for 2018. Compensating Factors provided.	Borrowers is putting 30 down payment on the subject property. High mid-FICO score of 713. Good liquid assets of $121,032 which equates to 20 months reserves. Good residual income of $9077.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-10): Client elects to waive with Compensating Factors.			06/10/2019	2	B	4/XX/2019	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206844523	XXX	XXX	06/10/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow Missing proof March 2019 mortgage paid to XXXXXXX #XXXX. Compensating Factors provided.	Borrowers is putting 30 down payment on the subject property. High mid-FICO score of 713. Good liquid assets of $121,032 which equates to 20 months reserves. Good residual income of $9077.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-10): Client elects to waive with Compensating Factors.			06/10/2019	2	B	4/XX/2019	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206844525	XXX	XXX	06/04/2019	Credit	Credit	Credit Eligibility	Bankruptcy was settled for less.	Credit Report: Original // Public Record Type: Short Sale / Balance: 0.00	Per the guidelines no short sale within the last 4 years of the application date.							2	B	3/XX/2019	IN	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206844525	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Closing Costs Exceeds Limits Amount	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/28/2019 disclosed a tolerance cure amount that does not match the amount disclosed in the Other Costs table. (Final/03/28/2019)	Final Closing Disclosure provided on 03/28/2019 disclosed a tolerance cure amount that does not match the amount disclosed in the Other Costs table.							2	B	3/XX/2019	IN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206844525	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller Change - Adjustments	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/28/2019 incorrectly disclosed whether there was a change in the Adjustments and Other Credits. (Final/03/28/2019)	Final Closing Disclosure provided on 03/28/2019 showed a change in the Adjustments and Other Credits from $0.00 to -$5828.79; however, indicated NO to Did this change? in the calculating cash to close section of page 3.							2	B	3/XX/2019	IN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206844525	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller Change - Closing Costs Paid Before Closing	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/28/2019 incorrectly disclosed whether there was a change in the Closing Costs Paid Before Closing. (Final/03/28/2019)	Final Closing Disclosure provided on 03/28/2019 showed a change in the Closing Costs Paid Before Closing from $0.00 to -$400.00; however, indicated NO to Did this change? in the calculating cash to close section of page 3.							2	B	3/XX/2019	IN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206844525	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller Change - Down Payment	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/28/2019 incorrectly disclosed whether there was a change in the Down Payment/Funds from Borrower. (Final/03/28/2019)	Final Closing Disclosure provided on 03/28/2019 showed a change in the Down Payment from Borrower from $0.00 to $134,000.00; however, indicated NO to Did this change? in the calculating cash to close section of page 3.							2	B	3/XX/2019	IN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206844525	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller Change - Seller Credit	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/28/2019 incorrectly disclosed whether there was a change in the Seller Credit. (Final/03/28/2019)	Final Closing Disclosure provided on 03/28/2019 showed a change in the Seller Credit from -$1750.00 to $0.00; however, indicated NO to Did this change? in the calculating cash to close section of page 3.							2	B	3/XX/2019	IN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206844525	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller Change - Total Closing Costs	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/28/2019 incorrectly disclosed whether there was a change in the Total Closing Costs. (Final/03/28/2019)	Final Closing Disclosure provided on 03/28/2019 showed a change in the Total Closing Costs from $7,271.00 to $6,691.79; however, indicated NO to Did this change? in the calculating cash to close section of page 3.							2	B	3/XX/2019	IN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206844525	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $395.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)						06/05/2019		1	A	3/XX/2019	IN	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206844525	XXX	XXX	06/05/2019	Credit	Credit	Credit Eligibility	Unacceptable credit - outstanding tax lien(s) with no payment arrangements.		Lender exception was provided due to the borrower being on a tax payment plan with the IRS. Lender deviation allowed due to the borrower having enough liquid assets to pay the debt in full.	698 representative FICO score > 640 guideline minimum Liquid assets of $76,653 which equate to over 19 months of reserves Good residual income of $6,469.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-05): Lender deviation was granted with supporting compensating factors.			06/05/2019	2	B	3/XX/2019	IN	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206844526	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $350.00 exceeds tolerance of $146.00 plus 10% or $160.60. Sufficient or excess cure was provided to the borrower at Closing. (0)						06/04/2019		1	A	4/XX/2019	CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Higher Priced QM	Higher Priced QM	Yes
206844526	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $595.00 exceeds tolerance of $515.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)						06/04/2019		1	A	4/XX/2019	CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Higher Priced QM	Higher Priced QM	Yes
206844526	XXX	XXX	06/04/2019	Credit	Credit	Credit Documentation	Credit Report Error: Missing source document for credit/housing history.		Lender exception was provided for the incomplete 24 month housing history. The checks provided had gaps in the 24 months; however, a VOR was obtained showing no late payments and several pre paid months. Several comp factors were provided.	FICO 742 (min FICO 680) DTI 29.10% (max DTI 35%) 7 plus in current position for both borrowers 12 months reserves (min 9 months) and over $21,000 in monthly residual income.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-04): Exception provided - Borrower has gaps in checks provided to verify 24 month housing history. Private party VOR has been provided verifying on-time payments. Borrower also pre-paid multiple months of rent throughout the 24 month period. All other credit accounts report paid on-time.			06/04/2019	2	B	4/XX/2019	CA	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM	Higher Priced QM	No
206844528	XXX	XXX	06/04/2019	Credit	Guideline	Guideline Issue	Unacceptable assets were used for closing or reserves.

The lender allowed an exception to use the borrower's 401K for reserves on this investment property.  Terms indicate funds can be withdrawn for hardship on primary residence and subject is an investment property. However, plan is setup for a small business where borrower and one additional owner are trustees of the plan. Plan indicates borrower is 100% vested. Plan also provides a provision for borrower to terminate at any time, in sole discretion, with 100% vesting at that time. While access is restricted - borrower has complete control of the plan and availability to access funds in the event of emergency.

										FICO 747 with a min of 680 35.90% DTI on this full documentation loan < 43% guideline max Borrower has employment stability for 12 years as an eye surgeon.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-04): Lender exception provided to allow the 401K to support reserves. Compensating factors were provided.			06/04/2019	2	B	3/XX/2019	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
206844530	XXX	XXX	05/31/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - S-Corp Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status using reasonably reliable third-party records. (XXX/S-Corp)				Reviewer Comment (2019-06-14): Located Email from CPA stating business is inactive at the time. Retained for future business. Buyer Comment (2019-06-12): Disagree. Per letter from CPA, XXXXXXXX Associates is a dba for XXXXXXXXXXXXXX. The S-Corp is inactive S-corp that borrower pays taxes in case they want to use in the future. Meets QM, please clear.	06/14/2019			1	A	4/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206844530	XXX	XXX	05/31/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,060.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal fee increased by $260 without sufficient cure for all tolerance issued or COC provided to borrower.					05/31/2019		1	A	4/XX/2019	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206844530	XXX	XXX	05/31/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $101.50 exceeds tolerance of $95.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Credit report fee increased to $101.50 without sufficient cure or COC provided to borrower.					05/31/2019		1	A	4/XX/2019	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206844530	XXX	XXX	05/31/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan Designation was submitted as Non QM. Due Diligence identified a Loan Designation of ATR Fail.			Reviewer Comment (2019-06-14): Located Email from CPA stating business is inactive at the time. Retained for future business. Buyer Comment (2019-06-12): Disagree. Per letter from CPA, XXXXXXXX Associates is a dba for Design Professionals. The S-Corp is inactive S-corp that borrower pays taxes in case they want to use in the future. Meets QM, please clear. Please see documents uploaded which were already in the file.	06/14/2019			1	A	4/XX/2019	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206844530	XXX	XXX	05/31/2019	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Missing third party verification of employment for borrower S- Corp.			Reviewer Comment (2019-06-14): Located Email from CPA stating business is inactive at the time. Retained for future business.	06/14/2019			1	A	4/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206844530	XXX	XXX	05/31/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/29/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/29/2019)	Final CD reflects closing date of 4/XX/19 however actual date of consummation was 4/XX/19.							2	B	4/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206844530	XXX	XXX	05/31/2019	Credit	Credit	Miscellaneous	Credit Exception:		Missing 2018 tax transcripts - exception granted as transcripts are not available until after 4/15/19.	60% LTV < 85% guideline max . Borrower has been self employed for over 26 years. Borrower on this full documentation loan has a disposable income of $22,758.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-31): Lender exception provided			05/31/2019	2	B	4/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206844530	XXX	XXX	05/31/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX Third Party Verification	Missing third party verification of employment for borrower S-Corp.			Reviewer Comment (2019-06-14): Located Email from CPA stating business is inactive at the time. Retained for future business. Buyer Comment (2019-06-12): Disagree. Per letter from CPA, XXXXXXXX Associates is a dba for Design Professionals. The S-Corp is inactive S-corp that borrower pays taxes in case they want to use in the future. Meets QM, please clear. Please see documents uploaded which were already in the file.	06/14/2019			1	A	4/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206844531	XXX	XXX	06/03/2019	Credit	Income / Employment	Income Eligibility	Employment/Income Error: Employment or Income source is unlikely to continue.		Borrower's current employment contract expires in 6 months. Lender Exception: Borrower has been in the field for 3 years and will continue in the profession.	Borrower's FICO is 752 17.26% DTI on this Full documentation loan < 43% guideline max - 25.74% below program guideline maximum	Aggregator Aggregator	Reviewer Comment (2019-06-03): Lender exception provided with compensating factors			06/03/2019	2	B	4/XX/2019	GA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206844531	XXX	XXX	06/03/2019	Credit	Assets	Asset Documentation	Assets Error: Borrower was not provided		The XXX Account in loan file that provides evidence of Earnest Money wire transfers does not reflect the Borrower's name.			Reviewer Comment (2019-06-14): BMO XXXXXX transaction history for XXXXXXXXXXXX, reflects Borrower name, and wire transfer for $75,000.00. Buyer Comment (2019-06-12): The XXXXXX is the bank account for the agent, XXXXXXXXXXXXXXXXXXX showing proof of receipt of the earnest money deposit wire. The transaction on 3/11/2019 for $75,000 clearly shows that it was a wire transfer from "XXXXXXXXXXXXXXXXXX". This is the borrower and the borrower's account. Please clear or remove exception as this should not have been cited.	06/14/2019			1	A	4/XX/2019	GA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206844531	XXX	XXX	06/03/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/08/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/04/08/2019)	The Note contains verbiage of being Assumable; however, the Final Signed Closing Disclosure reflects the loan as Not Assumable.							2	B	4/XX/2019	GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206844534	XXX	XXX	05/30/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $75.00 exceeds tolerance of $36.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	The lender issued a credit of $39 in order to satisfy this.					05/30/2019		1	A	4/XX/2019	MI	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206844534	XXX	XXX	06/03/2019	Credit	Guideline	Guideline Issue	Property is in declining market, the LTV/CLTV is required to be reduced by 5% per guidelines.		The desk review shows the market conditions have declined. Lender exception was provided stating slight decline shown; however, based on appraisal data, this can be attributed to low inventory turnover resulting in limited information. Appraisal supports a stable market and value is not a concern.	DTI 26.04% (max DTI 43%), Borrower has employment stability for 22 years in the current position. 68 months reserves > 9 months guideline minimum Borrower on this full documentation loan has a disposable income of $17,000	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-03): Lender exception was provided stating slight decline shown; however, based on appraisal data, this can be attributed to low inventory turnover resulting in limited information. Appraisal supports a stable market and value is not a concern.			06/03/2019	2	B	4/XX/2019	MI	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
206844535	XXX	XXX	06/03/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/24/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/04/24/2019)	Loan Disclosures: Final Closing Disclosure provided on 4/24/2019 incorrectly disclosed whether the loan allows for Assumption.							2	B	4/XX/2019	GA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206844535	XXX	XXX	06/03/2019	Compliance	Compliance	Federal Compliance	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act – Loan Estimate provided on 03/15/2019 was electronically provided prior to borrower's consent to receive electronic disclosures. Disclosure will not be used to rebaseline for tolerance purposes and may result in disclosure timing violations. (Initial/03/15/2019)	Loan Estimate provided on 3/15/2019 was electronically provided prior to borrower's consent to receive electronic disclosures which was 03/17/2019.							2	B	4/XX/2019	GA	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
206844536	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/25/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/04/25/2019)	The boxes indicating why the loan will not have an escrow account were left blank. This was corrected, however, on the post close CD issued 5/9/2019.			Reviewer Comment (2019-06-10): Corrected on PCCD dated 05/09/2019.		06/10/2019		2	B	4/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206871820	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/07/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/07/2019)	Final CD does not reflect a cure and fails to account for increase in discount fees.			Reviewer Comment (2019-06-22): AMC received 04/22 COC. Exception Cleared.	06/22/2019			1	A	5/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
206871820	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,026.20 exceeds tolerance of $7,002.00. Insufficient or no cure was provided to the borrower. (7200)	Discount point increased to $7,026 from $7,002 without valid COC or documentation of cure provided to borrower.			Reviewer Comment (2019-06-22): AMC received 04/22 COC. Exception Cleared. Buyer Comment (2019-06-21): MD 6/21/19, lender disclosed increase in points on 4/22 CoC. Loan amount increased 3K causing points to rise. The percentage stayed at .817% of loan. See upload	06/22/2019			1	A	5/XX/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
206871820	XXX	XXX	06/06/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXXP&L Statement	Missing P&L for year end 12/3118 as well as P&L for end of first quarter 2019.			Reviewer Comment (2019-06-20): Upon further review, P&L not required per DU. Buyer Comment (2019-06-19): This is a Streamlined 1st lien program loan. DU only required one year of income verification. 2017 1040's and transcripts were provided. 2018 is on extension, transcripts show 'no record found'. This program defaults to Fannie and they do not require a P&L. Borrower on the same job for 22 years.	06/20/2019			1	A	5/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
206871821	XXX	XXX	06/06/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX, Borrower: XXX P&L Statement P&L Statement	Signed and dated year-to-date Profit and Loss Statement (P&L) for XXXXXXXXXXX not provided.			Reviewer Comment (2019-06-20): Received signed P&L's. Buyer Comment (2019-06-19): P&Ls attached	06/20/2019			1	A	4/XX/2019	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
206871821	XXX	XXX	06/06/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow subject property is zoned Central Business District. Compensating Factors provided.	55.25% LTV High mid-FICO score of 807. Substantial liquid assets of $1,594,369 23.60% DTI on this Full documentation loan < 43% guideline max. Borrower on this (Documentation Type) documentation loan has a disposable income of $33,465.	Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-12): Client elects to waive with Compensating Factors.			06/12/2019	2	B	4/XX/2019	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
206871822	XXX	XXX	06/05/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX, Borrower: XXX Transcripts (2018) Transcripts (2018)	Lender approved Exception for missing IRS W2 tax transcript for 2018. Compensating Factors provided.	75.00% LTV < 85.00% guideline max - $110,000.00 more equity than required by program guidelines DTI of 35.87% with a max per guidelines of 45%	Aggregator Aggregator	Reviewer Comment (2019-06-06): Lender approved Exception for missing IRS W2 tax transcript for 2018. Compensating Factors provided.			06/06/2019	2	B	3/XX/2019	MA	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206871822	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Purpose Test	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/05/2019 disclosed a Purpose that does not match the actual purpose for the loan. (Final/03/05/2019)	The Final CD reflects the Purpose as Home Equity when the loan is a Refinance.							2	B	3/XX/2019	MA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206871823	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act – Loan Estimate provided on 02/02/2019 was electronically provided prior to borrower's consent to receive electronic disclosures. Disclosure will not be used to rebaseline for tolerance purposes and may result in disclosure timing violations. (Initial/02/02/2019)	Loan Estimate provided on 2/2/2019 was electronically provided prior to borrower's consent to receive electronic disclosure will not be used to re baseline for tolerance purposes and may result in disclosing timing violations.							2	B	4/XX/2019	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
206871825	XXX	XXX	06/05/2019	Credit	Property - Appraisal	Appraisal Documentation	Missing Document: Appraisal not provided		Second appraisal not provided. Guidelines require 2 full appraisals when loan amount exceeds $1.5 million - loan amount is $1,602,000.			Reviewer Comment (2019-06-20): Received second appraisal. Value supported. Buyer Comment (2019-06-19): Second appraisal uploaded. Buyer Comment (2019-06-19): Attached is missing appraisal.	06/20/2019			1	A	4/XX/2019	WA	Primary	Purchase		D	B	D	B	B	B	A	A	Non QM	Non QM	No
206871825	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/11/2019)	File does not contain evidence borrower acknowledged receipt of appraisal 3 days prior to closing nor is there evidence to document when/if appraisal provided to borrower.							2	B	4/XX/2019	WA	Primary	Purchase		D	B	D	B	B	B	A	A	Non QM	Non QM	No
206871825	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Second appraisal fee increase to $800 however final CD reflects sufficient cure of $800 provided to borrower.					06/05/2019		1	A	4/XX/2019	WA	Primary	Purchase	Final CD evidences Cure	D	B	D	B	B	B	A	A	Non QM	Non QM	Yes
206871825	XXX	XXX	06/05/2019	Credit	Insurance	Insurance Analysis	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 04/22/2019, Transaction Date: 04/XX/2019	Effective date of 4XX/19 with transaction date of 4/XX/18. Post closing CD reflects transaction disbursement date of 4/XX/19.	752 representative FICO score > 720 guideline minimum Strong residual income of $22,518. 31.32% DTI < 35.00% guideline maximum	Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-20): Client elects to waive the exception with verified compensating factors. Buyer Comment (2019-06-19): Please waive, non-material. Policy is in place and effective currently. Dates have passed when coverage was missed.			06/20/2019	2	B	4/XX/2019	WA	Primary	Purchase		D	B	D	B	B	B	A	A	Non QM	Non QM	No
206871825	XXX	XXX	06/05/2019	Credit	Credit	Miscellaneous	Credit Exception:		Missing 2018 transcripts approved Galton exception as W-2 in file is a third party verification.	752 representative FICO score > 720 guideline minimum Strong residual income of $22,518. 31.32% DTI < 35.00% guideline maximum	Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-19): Client elects to waive the exception with verified compensating factors.			06/19/2019	2	B	4/XX/2019	WA	Primary	Purchase		D	B	D	B	B	B	A	A	Non QM	Non QM	No
206871825	XXX	XXX	06/20/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/04/05/2019)	Missing evidence second appraisal report dated 4/05/2019 was provided to borrower within required timing.							2	B	4/XX/2019	WA	Primary	Purchase		D	B	D	B	B	B	A	A	Non QM	Non QM	No
206871825	XXX	XXX	06/20/2019	Credit	Credit	Miscellaneous	Credit Exception:		Per Galton exception form CDA report indicated subject market area is declining - approved exception as appraiser confirms property values are increasing with adequate supply of qualified buyers as subject property sold at full list price with only 8 days on market.	752 representative FICO score > 720 guideline minimum Strong residual income of $22,518. 31.32% DTI < 35.00% guideline maximum	Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-20): Client elects to waive.			06/20/2019	2	B	4/XX/2019	WA	Primary	Purchase		D	B	D	B	B	B	A	A	Non QM	Non QM	No
206871826	XXX	XXX	06/05/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Other not provided		Asset joint owner letter granting Borrower access to funds in joint account not provided.			Reviewer Comment (2019-06-14): Page 79 of guidelines, Asset Documentation- Asset statements reflecting other individuals who are not applicants for the loan are not eligible. Assets held in Joint ownership have been excluded. No impact on reserve requirement. Buyer Comment (2019-06-12): Access letters are not required per guidelines.	06/14/2019			1	A	4/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206871826	XXX	XXX	06/10/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow Missing signed 4506-T and IRS tax transcripts for 2018 tax returns. Compensating Factors provided.	50.37% LTV < 80.00% guideline max . 791 representative FICO score > 680 guideline minimum - 111 points above guideline minimum. Borrower has job stability for 12 years at current position. Borrower on this (Documentation Type) documentation loan has a disposable income of $12,263.02 25 months reserves > 6 months guideline minimum - borrowers have verified reserves of $122,442.	Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-10): Client elects to waive with Compensating Factors.			06/10/2019	2	B	4/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206871827	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/25/2019 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/04/25/2019)	Final disclosure reflects TIP, TOP and finance charge data that does not match the calculated data within the rate lock index range			Reviewer Comment (2019-06-24): Index updated to the minimum index within the 45 day look back Buyer Comment (2019-06-21): MD 6/21/19, Index value was confirmed by EM as 2.683% as of latest lock. According to the LIBOR rate history, the index value was issued 3/27/19, which is less than 45 days from closing.	06/24/2019			1	A	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206871827	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/25/2019 disclosed a Total of Payments that does not match the actual total of payments for the loan. (Final/04/25/2019)	Final disclosure reflects TIP, TOP and finance charge data that does not match the calculated data within the rate lock index range			Reviewer Comment (2019-06-24): Index updated to the minimum index within the 45 day look back Buyer Comment (2019-06-21): MD 6/21/19, Index value was confirmed by EM as 2.683% as of latest lock. According to the LIBOR rate history, the index value was issued 3/27/19, which is less than 45 days from closing.	06/24/2019			1	A	4/XX/2019	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206871827	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/10/2019)	File is missing documentation that the borrower was provided a copy of the appraisal at least 3 business days prior to closing							2	B	4/XX/2019	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206871827	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/25/2019 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/04/25/2019)	Final disclosure reflects TIP, TOP and finance charge data that does not match the calculated data within the rate lock index range			Reviewer Comment (2019-06-24): Index updated to the minimum index within the 45 day look back Buyer Comment (2019-06-21): MD 6/21/19, Index value was confirmed by EM as 2.683% as of latest lock. According to the LIBOR rate history, the index value was issued 3/27/19, which is less than 45 days from closing.	06/24/2019			1	A	4/XX/2019	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206871828	XXX	XXX	06/04/2019	Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Hazard Insurance Policy reflects coverage of $940,200.00 with extended coverage in the amount of $188,040.00 (Total Coverage = $1,128,240). However, the coverage is short due to the amount listed for the Dwelling Replacement Cost of $1,424,600 listed on the appraisal. Provide Insurance Company's replacement cost estimate to support coverage.			Reviewer Comment (2019-06-13): Lender’s guidelines allow for the minimum coverage to meet the combined unpaid principal balances of the first and second mortgage. Buyer Comment (2019-06-12): Disagree as the Hazard Insurance covers the total lien balance on the property, which is $820,000. Please clear exception as the coverage is more than sufficient.	06/13/2019			1	A	4/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206871828	XXX	XXX	06/05/2019	Credit	Guideline	Guideline Issue	Rural property type is not permitted per Guidelines.		The Subject Property is rural and zoned agriculture residence. Lender Exception: Neighborhood characteristics show built-up over 75% with stable growth. Property values are stable, with demand/supply shortage and marketing times under three months. Compensating Factors are attached.	53.42% LTV < 85% guideline max 33.72% DTI on this full documentation loan < 43% guideline max -9.28% below program guideline maximum	Aggregator Aggregator	Reviewer Comment (2019-06-05): The Subject Property is rural and zoned agriculture residence. Lender Exception: Neighborhood characteristics show built-up over 75% with stable growth. Property values are stable, with demand/supply shortage and marketing times under three months. Compensating Factors are attached.			06/05/2019	2	B	4/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206871829	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/22/2019)	File does not contain evidence of borrower signing acknowledgment received appraisal 3 days prior to closing nor does file contain waiver.							2	B	4/XX/2019	CA	Second Home	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206871829	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/30/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/30/2019)	File does not reflect a cure however failed to account for increase in discount points.			Reviewer Comment (2019-06-24): COC - Due to value and loan amount decrease, LTV increased causing worse pricing, borrower opted to raise rate to receive similar cost, discount updated	06/24/2019			1	A	4/XX/2019	CA	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206871829	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,594.75 exceeds tolerance of $3,605.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points were disclosed as $3605.00 on the Initial Loan Estimate dated 04/04/2019, but disclosed as $5594.75 on the Final Closing Disclosure. Evidence of cure for the increase of $1989.75 was not provided.			Reviewer Comment (2019-06-24): COC - Due to value and loan amount decrease, LTV increased causing worse pricing, borrower opted to raise rate to receive similar cost, discount updated Buyer Comment (2019-06-21): MD 6/21/19, increase in discount points was due to check in credit/pricing. Lender disclosed this in 4/15 CoC and redisclosed on 4/18 LE. See uploads	06/24/2019			1	A	4/XX/2019	CA	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206871829	XXX	XXX	06/06/2019	Credit	Credit	Miscellaneous	Credit Exception:		Borrower lacks primary housing history. Galton approved exception in file as has been living rent free with mother for past 28 years.	FICO score of 793 Borrower has been self employed with same business for over 15 years. 27.44% DTI on this alternative documentation loan < 43% guideline max Borrower on this alternative documentation loan has a disposable income of $37,757.68.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-12): Client elects to waive with Compensating Factors.			06/12/2019	2	B	4/XX/2019	CA	Second Home	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206871830	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/16/2019)	Missing proof of timely receipt of the initial closing disclosure dated 04/16/2019			Reviewer Comment (2019-06-24): Disclosure tracking details provided Buyer Comment (2019-06-21): MD 6/21/19, lender provided proof that borrower received initial CD electronically on 4/16/19. See upload	06/24/2019			1	A	4/XX/2019	CA	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
206871830	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 04/22/2019 did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/04/22/2019)	Mortgage Broker Contact Information was missing on the Final CD.			Reviewer Comment (2019-06-24): Letter of Explanation & Corrected Closing Disclosure provided to borrower prior to AMC review Buyer Comment (2019-06-21): MD 6/21/19, Lender corrected this on PCCD dated 5/20/19. See upload		06/24/2019		2	B	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206871830	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/22/2019 did not disclose number of months for Property Tax under Prepaids. (Final/04/22/2019)	The number of months is not entered on the final CD.			Reviewer Comment (2019-06-24): Letter of Explanation & Corrected Closing Disclosure provided prior to AMC review		06/24/2019		2	B	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206871830	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/29/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX/S-Corp)	Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/29/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019							2	B	4/XX/2019	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206871830	XXX	XXX	06/12/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow Use of 24 months rental income reporting on the schedule E tax return vs the lower amount reported on a current lease x 75%. Compensating Factors provided.	735 representative FICO score > 640 guideline minimum - 95 points above guideline minimum. Borrower on this (Documentation Type) documentation loan has a disposable income of $25,790.30 62.94 months reserves > 30 months guideline minimum - borrowers have verified reserves of $339,830.85.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-12): Client elects to waive with Compensating Factors.			06/12/2019	2	B	4/XX/2019	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206871832	XXX	XXX	06/05/2019	Compliance	Compliance	State Compliance	Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).	The Ohio Acknowledgement of Receipt of Home Mortgage Loan Information Document was not signed by the Borrower.							2	B	4/XX/2019	OH	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206871832	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/11/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/11/2019)	The Exceed Fee is the Survey Fee listed in Section C. There is no Change of Circumstance adding the Fee. This is not a Title Fee as it was payable to a Survey Company.			Reviewer Comment (2019-06-24): Borrower shopped title fees attestation provided by lender for survey	06/24/2019			1	A	4/XX/2019	OH	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206871832	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $275.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	Survey Fee was not disclosed on the Initial Loan Estimate dated 02/20/2019, but disclosed as $275.00 on the Final Closing Disclosure. Evidence of cure was not provided.			Reviewer Comment (2019-06-24): Borrower shopped title fees attestation provided by lender for survey Buyer Comment (2019-06-21): MD 6/21/19, the Survey fee is disclosed in section C as borrower chosen and provide is not listed on SPL. Fee is not considered in 0% testing, but is unlimited.	06/24/2019			1	A	4/XX/2019	OH	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206871832	XXX	XXX	06/05/2019	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Guideline Issue: Subject loan is a non-arms length transaction outside of credit guidelines		The Borrower works for the Builder/Seller making the transaction a Non-Arm's Length Transaction. Lender Exception Approved with compensating factors which are attached.	35% DTI on this full documentation loan < 50% guideline max - 15% below program guideline maximum 792 representative FICO score > 680 guideline minimum - 112 points above guideline minimum	Aggregator Aggregator	Reviewer Comment (2019-06-05): Lender Exception granted as the loan transaction is a Non-Arm's Length Transaction, the Borrower is employed for the Builder/Seller.			06/05/2019	2	B	4/XX/2019	OH	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
206871834	XXX	XXX	06/10/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow CDA reflects the market is declining over the past 3 months. Compensating Factors provided.	802 representative FICO score > 680 guideline minimum. 63.33% LTV < 80.00% guideline max. Borrower/Co borrower have job stability for 19.50 and 21 years in the same position. Borrower on this (Documentation Type) documentation loan has a disposable income of $16,648.23.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-10): Client elects to waive with Compensating Factors.			06/10/2019	2	B	4/XX/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206871835	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $108.00 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Loan Estimate disclosed the Credit Report fee as $75, however, $108 was charged on the Closing Disclosure. There was a $33 lender credit given for the discrepancy on the Final Closing Disclosure.					06/05/2019		1	A	4/XX/2019	TN	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
206871835	XXX	XXX	06/10/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow Borrower owned the departing residence free and clear for the previous 12 months, no primary mortgage history available. Compensating Factors provided.	80% LTV < 90% guideline max. 788 score v GL requirement of 680. 25.90% DTI on this Full documentation loan < 45% guideline max. Borrower on this (Documentation Type) documentation loan has a disposable income of $11,902.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-10): Client elects to waive with Compensating Factors.			06/10/2019	2	B	4/XX/2019	TN	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206871835	XXX	XXX	06/10/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow Funds needed to close are coming from an irrevocable trust. Compensating Factors provided.	80% LTV < 90% guideline max. 788 score v GL requirement of 680. 25.90% DTI on this Full documentation loan < 45% guideline max. Borrower on this (Documentation Type) documentation loan has a disposable income of $11,902.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-10): Client elects to waive with Compensating Factors.			06/10/2019	2	B	4/XX/2019	TN	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206871836	XXX	XXX	06/06/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Missing Final 1003		Unable to locate final, signed 1003 in the document repository.			Reviewer Comment (2019-06-19): Received Final 1003. Buyer Comment (2019-06-18): Attached is the final signed 1003	06/19/2019			1	A	5/XX/2019	FL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206871836	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/01/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/01/2019)	Tax Transfer fee was underdisclosed on the initial Loan Estimate.			Reviewer Comment (2019-06-13): AMC reviewed 04/24 COC. Exception Cleared.	06/13/2019			1	A	5/XX/2019	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
206871836	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,400.80 exceeds tolerance of $5,390.00. Insufficient or no cure was provided to the borrower. (8304)	Transfer Tax was disclosed as $5390 on the Initial Loan Estimate dated 03/19/2019, but disclosed as $6400.80 on the Final Closing Disclosure. Evidence of cure for the increase of $1010.80 was not provided.			Reviewer Comment (2019-06-13): AMC reviewed 04/24 COC. Exception Cleared. Buyer Comment (2019-06-12): MD 6/12/19, EM would accept the 4/24 CoC and redisclosed LE as sufficient documentation of the increase in transfer taxes. The lender indicated a change in settlement charges and interest rate dependent charges. The transfer tax increase by the amount of loan increase (.0055% of loan amount)	06/13/2019			1	A	5/XX/2019	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
206871836	XXX	XXX	06/10/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow Missing 24 month housing history. Compensating Factors provided.	Borrower on this (Documentation Type) documentation loan has a disposable income of $30,429. 15 months reserves > 9 months guideline minimum - borrowers have verified reserves of $146,502. 777 score v 680 min.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-10): Client elects to waive with Compensating Factors.			06/10/2019	2	B	5/XX/2019	FL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206871837	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/04/29/2019)	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.							2	B	4/XX/2019	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
206871837	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	FDPA Notification Rule: Creditor did not provided a Notice of special Flood Hazard Disclosure within a reasonable time prior to closing.							2	B	4/XX/2019	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
206871839	XXX	XXX	06/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/26/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/04/26/2019)	The final disclosure did not provide a reason for the loan not having an escrow account. A PCCD was provided 04/30/2019 to the borrower indicating the borrower declined having an escrow account.			Reviewer Comment (2019-06-13): AMC received PCCD correcting escrow section and LOE. Exception Cured. Buyer Comment (2019-06-12): MD 6/12/19, lender provided an LOE and POD with 5/13/19 PCCD, see uploads.		06/13/2019		2	B	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
206871839	XXX	XXX	06/06/2019	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.		Lender exception was provided to allow the borrower to rent the property to the sellers for 30+ days after consummation. The seller is requiring extra time to move out of the subject property which exceeds 30 days per guidelines. The seller is renting back to our borrower for just under 60 days. Our borrower has been renting for 6 years and can be flexible with the move-in date.	Low LTV of 53.85% with program guidelines to 90% (seller is putting close to 50% down payment on the purchase transaction). High mid-FICO score of 713. Borrower has been employed with the same company for over 6 years. DTI of 32.90 with a max per guidelines of 43%. Strong residual income of $14,370. Liquid assets of $196,039 which equates to over 30 months reserves.	Aggregator Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-06): Lender deviation request was approved with several compensating factors.			06/06/2019	2	B	4/XX/2019	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
206871842	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/04/05/2019)	Appraisal report date exceeds appraisal delivery date per disclosure in the document depository.							2	B	4/XX/2019	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
206871844	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/25/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/04/25/2019)	Final CD reflects loan as not assumable; however, the Note reflects assumption language.							2	B	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
206871844	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/04/25/2019)	Loan file does not contain seller closing disclosure as required.							2	B	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
206871844	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/25/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/25/2019)	Final CD reflects closing date of 4/XX/19; however, actual date of consummation was 4/XX/19. Issue was cleared via post closing CD dated 5/XX/19.							2	B	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
206871844	XXX	XXX	06/06/2019	Credit	Credit	Miscellaneous	Credit Exception:		File does not reflect escrows however SL1 program guidelines required escrows unless state or federal laws prohibit.			Reviewer Comment (2019-06-14): In California, lenders can't require escrow accounts unless the borrower's loan-to-value ratio exceeds 80 percent. Subject loan is 80% LTV. Buyer Comment (2019-06-13): Escrows can only be required in CA if LTV is >= 90%. The LTV for the loan is 80%. Please clear.	06/14/2019			1	A	4/XX/2019	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
206914289	XXX	XXX	06/06/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Missing Final 1003		The loan file is missing a final loan application that is signed and dated by the borrower.			Reviewer Comment (2019-06-20): Received attestation that 1003 provided is final 1003. Buyer Comment (2019-06-20): Galton confirms that the 1003 executed on 3/14/2019 in the final 1003. Reviewer Comment (2019-06-20): Please provide attestation that 1003 executed on 3/14 is the final 1003 or that borrower received a copy of this 1003 at closing. Buyer Comment (2019-06-20): Loan closed 4/12/19. The last 1003 signed was 3/14/19 however the bottom line # matches the Final CD.	06/20/2019			1	A	4/XX/2019	CA	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
206914289	XXX	XXX	06/06/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Fraud Report not provided		The loan file is missing a Fraud Report.			Reviewer Comment (2019-06-20): Received Fraud Report. Buyer Comment (2019-06-20): Attached is the fraud report.	06/20/2019			1	A	4/XX/2019	CA	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
206914289	XXX	XXX	06/06/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX K-1 (2016)	The loan file is missing the 2016 K-1 for XXX.	766 representative FICO score > 720 guideline minimum - 46 points above guideline minimum 16.71% LTV < 80% guideline max. Borrower on this (Documentation Type) documentation loan has a disposable income of $12,678.41 Reserves = $1,536,948.89..	Aggregator Aggregator Aggregator Aggregator

Reviewer Comment (2019-06-20): Client elects to waive with compensation factors.

Buyer Comment (2019-06-20): Galton would like to waive the 2016 K-1. Compensating factors stable income, excellent reserves and residual income.

Reviewer Comment (2019-06-20): Please confirm Client would like to waive 2016 K1. This exception was not listed on the Galton Funding Exception Memo.

Buyer Comment (2019-06-20): The 2016 1065 and 2016 business transcripts are in file. The borrowers percent of net income claimed on 2016 Schedule E for XXXXXXXXXX is 33% which matches 2017. Galton waived requirement for 2016 K-1 and used 2016 transcripts and 2017 documents to validate income.

															06/20/2019	2	B	4/XX/2019	CA	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
206914289	XXX	XXX	06/06/2019	Credit	Assets	Asset Documentation	Missing Document: Asset Documentation not provided		Lender provided exception for missing direct verification source of funds for closing came from verified InteractiveBroker account. Documentation provided post close. Compensating Factors provided.	766 representative FICO score > 720 guideline minimum - 46 points above guideline minimum 16.71% LTV < 80% guideline max. Borrower on this (Documentation Type) documentation loan has a disposable income of $12,678.41 Reserves = $1,536,948.89..	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-12): Client elects to waive with Compensating Factors.			06/12/2019	2	B	4/XX/2019	CA	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
206914289	XXX	XXX	06/06/2019	Credit	Property - Appraisal	Appraisal Documentation	Missing Document: Appraisal not provided		Lender issued an exception for missing a XXX BPO and XXX Value Reconciliation of the three reports since the value difference was -18.9%. CDA appraised value $2,800,000, 1004 appraised value $3,452,000. Compensating Factors provided.	766 representative FICO score > 720 guideline minimum - 46 points above guideline minimum 16.71% LTV < 80% guideline max. Borrower on this (Documentation Type) documentation loan has a disposable income of $12,678.41 Reserves = $1,536,948.89..	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-12): Client elects to waive with Compensating Factors.			06/12/2019	2	B	4/XX/2019	CA	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
206914289	XXX	XXX	06/06/2019	Credit	Guideline	Guideline Issue	Rural property type is not permitted per Guidelines.		Lender granted exception for the property being listed as Rural on the CDA. Compensating Factors provided.	766 representative FICO score > 720 guideline minimum - 46 points above guideline minimum 16.71% LTV < 80% guideline max. Borrower on this (Documentation Type) documentation loan has a disposable income of $12,678.41 Reserves = $1,536,948.89..	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-12): Client elects to waive with Compensating Factors.			06/12/2019	2	B	4/XX/2019	CA	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
206688424	XXX	XXX	05/07/2019	Credit	Insurance	Insurance Analysis	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 04/01/2019, Transaction Date: 03/XX/2019	Verified per homeowner's insurance policy provided.			Reviewer Comment (2019-06-13): Policy was in effect on disbursement date. Buyer Comment (2019-06-12): The updated Hazard Insurance Binder with effective date of 3/28/2019 (Disbursement Date) to 3/28/2020. The document is located under PostClose Folder, Insurance, Hazard Insurance Binder_Evidence.pdf.	06/13/2019			1	A	3/XX/2019	CA	Second Home	Purchase		C	B	C	A	C	A	B	B	Non QM	Non QM	No
206688424	XXX	XXX	05/07/2019	Property	Property - Appraisal	Appraisal Reconciliation	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report Date: 03/08/2019	Lender on note is XXXXXXXXXXXXX and lender on appraisal is XXXXXXXXXXXXXX							2	B	3/XX/2019	CA	Second Home	Purchase		C	B	C	A	C	A	B	B	Non QM	Non QM	No
206688424	XXX	XXX	05/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/25/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/25/2019)	The failure is triggered by the addition of a broker fee added to the CD dated 03/21. It appears the borrowers decided to not escrow which triggerd a lock modification. There is a valid change of circumstance provided.			Reviewer Comment (2019-05-17): COC in images for all tolerances	05/17/2019			1	A	3/XX/2019	CA	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	A	B	B	Non QM	Non QM	Yes
206688424	XXX	XXX	05/08/2019	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-3,565.00. (9300)	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-3,565.00			Reviewer Comment (2019-05-17): VCC in images Buyer Comment (2019-05-15): MD 5/15/19, The lender issued a CoC on 3/18/19 and subsequent CD on 3/21 reflecting the decrease in lender credits and change in discount points due to a modification to the rate lock. EM would accept this as sufficient documentation to rebaseline.	05/17/2019			1	A	3/XX/2019	CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	A	B	B	Non QM	Non QM	Yes
206688424	XXX	XXX	05/08/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $7,500.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73109)	Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $7,500.00 exceeds tolerance of $0.00. Missing proof of valid change, insufficient or no cure was provided to the borrower.			Reviewer Comment (2019-05-17): Loan origination fee labeled differently on LE and CD. Buyer Comment (2019-05-15): MD 5/15/19, The lender first added LO Comp on 3/12/19 in the amount of $12,420 due to a change in loan product/loan amount/rate. This is documented on the 3/11/19 CoC.	05/17/2019			1	A	3/XX/2019	CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	A	B	B	Non QM	Non QM	Yes
206786559	XXX	XXX	05/21/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $125.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	The Final Signed Closing Disclosure reflects a Credit back to Borrower from Lender for the Tolerance cure of $25.00.					05/21/2019		1	A	3/XX/2019	CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	B	B	Non QM	Non QM	Yes
206786559	XXX	XXX	05/21/2019	Credit	Credit	Miscellaneous	A copy of Income Verification Report is not on file.		Lender exception to allow verified income from 2017 tax return and 2018 P&L. Compensating Factors provided.	Borrower has employment stability for 4 years as owners of a micro brewery with significant year over year gains in top line revenues. Guideline variance approved by lender at time of origination. High mid-FICO score of 759. Guideline variance approved by lender at time of origination. Good residual income of $30,104.29. Guideline variance approved by lender at time of origination. Borrower is putting 20% down payment.	Originator Pre-Close Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-05-21): Lender exception to allow verified income from 2017 tax return and 2018 P&L. Lender used 2017 and total year of 2018 for 24 months income verified. Compensating Factors provided.			05/21/2019	2	B	3/XX/2019	CA	Primary	Purchase		C	B	C	B	A	A	B	B	Non QM	Non QM	No
206786559	XXX	XXX	05/21/2019	Property	Property - Appraisal	Appraisal Reconciliation	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report Date: 03/08/2019	The Appraisal was prepared for XXX and not the Broker or Lender of the subject loan. The XXX web site was also checked and neither (Broker nor Lender) has an alas of XXX.							2	B	3/XX/2019	CA	Primary	Purchase		C	B	C	B	A	A	B	B	Non QM	Non QM	No
206871840	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $180.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)	The Final Signed Closing Disclosure reflects a Lender Credit in the amount of $180.00 for the Cost to Cure Tolerance exceeded.					06/06/2019		1	A	4/XX/2019	WA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	A	A	B	B	Non QM	Non QM	Yes
206871840	XXX	XXX	06/07/2019	Property	Property - Appraisal	Appraisal Reconciliation	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report Date: 02/12/2019, Valuation Type: Appraisal / Valuation Report Date: 01/11/2019	The Appraisal is in Broker name and not the Lender.							2	B	4/XX/2019	WA	Primary	Refinance - Cash-out - Other		B	B	A	A	A	A	B	B	Non QM	Non QM	No
206135287	XXX	XXX	02/21/2019	Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient by $427,110.00. The policy does not indicate Guaranteed Replacement Cost it does mention extended replacement coverage however does not reflect percentage or amount of extended coverage.			Reviewer Comment (2019-04-03): California FAIR policy provided with extended coverage, policy is acceptable. Buyer Comment (2019-04-02): This is a California Fair Plan Policy with dwelling extended replacement coverage and is acceptable as insured.	04/03/2019			1	A	1/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Non QM	Non QM	No
206135287	XXX	XXX	02/21/2019	Property	Property - Appraisal	Appraisal Documentation	The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.		The Secondary Appraisal with the effective date of 10/20/2018 does not reflect the property as a PUD with HOA dues of $37.50/mo. The Primary Appraisal reflects the correct property type with HOA fee indicated.			Reviewer Comment (2019-04-03): Lender acknowledges discrepancy, file reviewed correctly. Buyer Comment (2019-04-02): There is no affect on value as a result of the error on the part of the Appraiser. The appraisal that was used with a value of $2,812,000 properly identified the property as a PUD. The mortgage has a PUD Rider. The borrower was qualified with the HOA dues in their housing payment. The fact that the appraisal does not indicate that it was a PUD is not material.	04/03/2019			1	A	1/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Non QM	Non QM	No
206844532	XXX	XXX	06/04/2019	Property	Property - Appraisal	Appraisal Documentation	The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.		Primary appraisal shows subject is in a PUD. Secondary appraisal does not indicate subject is in a PUD. Including HOA dues from primary appraisal to be conservative.			Reviewer Comment (2019-06-14): Appraisal report dated 4/02/2019 does not reflect the property as a PUD. However, initial appraisal dated 3/20/2019, Desk Review, and title reflect property is a SFR within a PUD. Buyer Comment (2019-06-13): Disagree. Property is a PUD as indicated by the corrected secondary appraisal already in the file. The appraisal is located in the Appraisal Folder, Appraisal_Cond_88230_20190423.pdf.	06/14/2019			1	A	4/XX/2019	CA	Primary	Purchase		C	B	C	B	B	B	C	A	Non QM	Non QM	No
206844532	XXX	XXX	06/04/2019	Credit	Loan Package Documentation	Application / Processing	HOA Error: Subject is located in a project and HOA Information was not provided.	Valuation Type: Appraisal / Valuation Report Date: 04/08/2019	Secondary appraiser does not indicate subject is in a PUD.			Reviewer Comment (2019-06-14): Appraisal report dated 4/02/2019 does not reflect the property as a PUD. However, initial appraisal dated 3/20/2019, Desk Review, and title reflect property is a SFR within a PUD. Buyer Comment (2019-06-13): Disagree. Property is a PUD as indicated by the corrected secondary appraisal already in the file. The appraisal is located in the Appraisal Folder, Appraisal_Cond_88230_20190423.pdf.	06/14/2019			1	A	4/XX/2019	CA	Primary	Purchase		C	B	C	B	B	B	C	A	Non QM	Non QM	No
206844532	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/24/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/04/24/2019)	Note contains assumption verbiage but final CD states loan is not assumable.							2	B	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	C	A	Non QM	Non QM	Yes
206844532	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/24/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/04/24/2019)	The homeowner's insurance premium for a year is $19,388.84 which is $1615.73 per month. The final disclosure indicated the homeowner's insurance as $1,615.70 per month therefore the prepaids do not match the per month calculation.							2	B	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	C	A	Non QM	Non QM	Yes
206844532	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/04/24/2019)	Documentation evidencing Seller Disclosure not provided.							2	B	4/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	C	A	Non QM	Non QM	Yes
206844532	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee. Fee Amount of $325.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (77176)	$325.00 Title - Loan Tie-In Fee increased from $0.00 which exceeds tolerance.					06/04/2019		1	A	4/XX/2019	CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	C	A	Non QM	Non QM	Yes
206844532	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courtesy Closing Services. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (77219)	$100.00 Title - Courtesy Closing Services Fee increased from $0.00 which exceeds tolerance.					06/04/2019		1	A	4/XX/2019	CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	C	A	Non QM	Non QM	Yes
206844532	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7726)	$75.00 Title - Endorsement Fee increased from $0.00 which exceeds tolerance.					06/04/2019		1	A	4/XX/2019	CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	C	A	Non QM	Non QM	Yes
206844532	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Qualification method per the deal matrix is Borrowers qualify at the higher of the fully indexed rate or the initial note rate plus the periodic adjustment (2%).							2	B	4/XX/2019	CA	Primary	Purchase		C	B	C	B	B	B	C	A	Non QM	Non QM	No
206844532	XXX	XXX	06/04/2019	Credit	Income / Employment	Income Documentation	Employment Error: Employment years in field not provided.		Missing copy of signed contract detailing the salary $9,069,000 guaranteed salary and number of years guaranteed. Lender exception was provided for lack of employment continuance for at least 3 years.	Borrower is putting 30% down payment on home. 4.02% DTI on this full documentation loan < 43% guideline max 47 months reserves > 9 months guideline minimum	Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-04): Missing copy of signed contract detailing the salary $9,069,000 guaranteed salary and number of years guaranteed. Lender provided exception and detailed comp factors.			06/04/2019	2	B	4/XX/2019	CA	Primary	Purchase		C	B	C	B	B	B	C	A	Non QM	Non QM	No